    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 22, 2011.

                                                              FILE NO. 033-19944

                                                                       811-02627

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 31                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 60                                                            /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             DC VARIABLE ACCOUNT-I
                                      AND
                        HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-5445

              (Depositor's Telephone Number, Including Area Code)

                            CHRISTOPHER M. GRINNELL
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 2, 2011 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

  GROUP VARIABLE ANNUITY CONTRACTS                  [THE HARTFORD LOGO]
  ISSUED BY HARTFORD LIFE INSURANCE COMPANY
  WITH RESPECT TO SEPARATE ACCOUNT
  DC VARIABLE ACCOUNT-I AND
  SEPARATE ACCOUNT TWO

    This Prospectus sets forth information you should know before you purchase or become a Participant under the group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract.

    Hartford Life Insurance Company issues the Contracts in connection with Deferred Compensation Plans of tax-exempt and governmental employers. We can also issue the Contracts in connection with certain other non-qualified deferred compensation plans or certain Qualified Plans.

    We hold Contributions to Contracts issued in connection with Deferred Compensation Plans, or certain other nonqualified deferred compensation plans, in a Separate Account known as Hartford Life Insurance Company DC Variable Account-I ("DC-I") during the period before Annuity payouts start. When Annuity payouts start, Contract values are held in our Separate Account that is known as Hartford Life Insurance Company Separate Account Two ("DC-II"). The Contracts may also contain additional separate accounts not described in this Prospectus. These additional separate accounts are not required to be registered with the Securities and Exchange Commission.

    For Contracts issued in connection with Qualified Plans, we hold Contributions in DC-II during the period before Annuity payouts start and during the period after Annuity payouts start.

    The Contracts may contain a General Account option or a different General Account contract may be issued in conjunction with the Contracts. The General Account option or contract may contain restrictions. The General Account option or contract and these restrictions are not described in this Prospectus. The General Account option or contract is not required to be registered with the Securities and Exchange Commission ("SEC").

    We allocate the Contributions to the "Sub-Accounts" as directed by the Contract Owner or Participant, as applicable. Sub-Accounts are divisions of a Separate Account. The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE UNDERLYING FUNDS.

    The underlying Funds are listed below:

-   Calvert VP SRI Balanced Portfolio
-   Hartford Advisers HLS Fund -- Class IA
-   Hartford Capital Appreciation HLS Fund -- Class IA
-   Hartford Dividend and Growth HLS Fund -- Class IA
-   Hartford Index HLS Fund -- Class IA
-   Hartford International Opportunities HLS Fund -- Class IA
-   Hartford Money Market HLS Fund -- Class IA
-   Hartford Stock HLS Fund -- Class IA
-   Hartford Total Return Bond HLS Fund -- Class IA
-   Hartford U.S. Government Securities HLS Fund -- Class IA

    For more information on the underlying Funds see the section entitled "The Funds".

    If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

    The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

    This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

    This group variable annuity contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

--------------------------------------------------------------------------------


Prospectus Dated: May 2, 2011



Statement of Additional Information Dated: May 2, 2011

                               TABLE OF CONTENTS


SECTION                                                                PAGE
--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                                 3
FEE TABLE                                                                 5
SUMMARY                                                                   9
PERFORMANCE RELATED INFORMATION                                          11
HARTFORD LIFE INSURANCE COMPANY                                          11
THE SEPARATE ACCOUNTS                                                    12
THE FUNDS                                                                12
GENERAL ACCOUNT OPTION                                                   15
ADDITIONAL SEPARATE ACCOUNTS OFFERED UNDER THE CONTRACTS                 16
CONTRACT CHARGES                                                         16
 Sales Charge                                                            16
 Is there ever a time when the Sales Charge does not apply?              17
 Mortality and Expense Risk and Administrative Charge                    18
 Premium Taxes                                                           18
 Experience Rating under the Contracts                                   19
 Negotiated Charges and Fees                                             19
 Charges of the Funds                                                    19
 Plan Related Expenses                                                   19
THE CONTRACTS                                                            19
 The Contracts Offered                                                   19
 Purchase of a Contract                                                  20
 Contract Rights and Privileges and Assignments                          20
 Pricing and Crediting of Contributions                                  20
 May I make changes in the amounts of my Contribution?                   20
 Can you transfer from one Sub-Account to another?                       20
 What is a Sub-Account Transfer?                                         20
 What Happens When you Request a Sub-Account Transfer?                   20
 What Restrictions Are There on your Ability to Make a                   21
  Sub-Account Transfer?
 Fund Trading Policies                                                   22
 How are you affected by frequent Sub-Account Transfers?                 22
 General Account Option Transfers                                        23
 Telephone and Internet Transfers                                        23
 How do I know what my Participant Account is worth?                     24
 How are the underlying Fund shares valued?                              24
DEATH BENEFITS                                                           25
 Determination of the Beneficiary                                        25
 Death before the Annuity Commencement Date                              25
 Death on or after the Annuity Commencement Date                         25
SETTLEMENT PROVISIONS                                                    26
 Can payment of the Surrender value ever be postponed beyond the         26
  seven-day period?
 May I Surrender once Annuity Payouts have started?                      26
 What are Annuity Rights?                                                26
 How do I elect an Annuity Commencement Date and Annuity Payout          26
  Option?
 What is the minimum amount that I may select for an Annuity             27
  Payout?
 How are Contributions made to establish an Annuity Account?             27
 Can a Contract be suspended by a Contract Owner?                        27
 Annuity Payout Options                                                  27
 Systematic Withdrawal Option                                            28
 How are Variable Annuity Payouts determined?                            29
FEDERAL TAX CONSIDERATIONS                                               30
 A. General                                                              30
 B. Taxation of Hartford and the Separate Account                        30
 C. Diversification of the Separate Account                              31
 D. Tax Ownership of the Assets in the Separate Account                  31
 E. Non-Natural Persons as Owners                                        32
 F. Annuity Purchases by Nonresident Aliens and Foreign                  32
  Corporations
 G. Generation Skipping Transfer Tax                                     32
INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                     32
MORE INFORMATION                                                         41
 Can a Contract be modified?                                             41
 Can Hartford waive any rights under a Contract?                         41
 How Contracts Are Sold                                                  41
 Who is the custodian of the Separate Accounts' assets?                  43
 Are there any material legal proceedings affecting the Separate         43
  Accounts?
 How may I get additional information?                                   43
APPENDIX I -- ACCUMULATION UNIT VALUES                                   44
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION                46

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payouts.

ACCUMULATION UNITS: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, Connecticut 06144-1583.

ANNUITANT: The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payouts to you.

ANNUITY PERIOD: The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout options.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

DC VARIABLE ACCOUNT I OR DC-I: Our Separate Account, Hartford Life Insurance Company DC Variable Account-I.

DC-II: Our Separate Account, Hartford Life Insurance Company Separate Account
Two.

DEFERRED COMPENSATION PLAN: A plan established and maintained in accordance with the provisions of section 457 of the Code and the regulations issued thereunder.

DUE PROOF OF DEATH: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.

EMPLOYER: A governmental or tax-exempt employer maintaining a Deferred Compensation Plan for its employees or other eligible persons, or an employer sponsoring a Qualified Plan for its employees or a nonqualified deferred compensation plan for its employees or other eligible persons.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account option. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT: A term used to describe, for record keeping purposes, any employee, former employee or other eligible person with a Participant Account under the Contract.

PARTICIPANT ACCOUNT: An account to which the General Account values and the Separate Account Accumulation Units held by the Contract Owner on behalf of a Participant under the Contract are allocated.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PLAN: The Deferred Compensation Plan, other nonqualified deferred compensation plan or Qualified Plan of an Employer.

PREMIUM TAX: A tax or amount of tax, if any, charged by a state federal or other governmental entity on Contributions or Contract values.

QUALIFIED PLAN: A retirement plan of an Employer that qualifies for special tax treatment under section 401 of the Code.

SUB-ACCOUNT VALUE: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

SURRENDER: Any withdrawal of Contract values.

TERMINATION VALUE: The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date less any applicable Premium Taxes not already deducted and any applicable contingent deferred sales charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The time span between the close of business on successive Valuation Days.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE

    THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT A CONTRACT OWNER WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT. IN ADDITION TO THE FEES DESCRIBED BELOW, THE CONTRACT OWNER MAY DIRECT US TO DEDUCT ADDITIONAL FEES FOR CERTAIN PLAN RELATED EXPENSES (SEE "PLAN RELATED EXPENSES" UNDER THE SECTION ENTITLED "CONTRACT CHARGES").

    IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES


Sales Load Imposed on Purchases (as a percentage of premium payments)                                     None
Transfer Fee (1)                                                                                            $5
Contingent Deferred Sales Charge (as a percentage of amounts Surrendered) (2)(3)
  During the First through Sixth Year                                                                       5%
  During the Seventh through Eighth Year                                                                    4%
  During the Ninth through Tenth Year                                                                       3%
  During the Eleventh through Twelfth Year                                                                  2%
  During the Thirteenth Year and thereafter                                                                 0%


------------

(1) The Transfer Fee applies to each transfer in excess of 12 made in a Participant Contract Year. We currently waive the Transfer Fee.

(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this Prospectus.


(3) Effective August 1, 2011, the Contingent Deferred Sales Charge will be removed from the Contracts, and will cease to apply to all Surrenders after August 1, 2011.


    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.


ANNUAL MAINTENANCE FEE                                                                                      $0
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value) (DC-I) (4)
  Mortality and Expense Risk and Administrative Charge                                                   0.90%
  Total Separate Account Annual Expenses (DC-I)                                                          0.90%
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value) (DC-II)
  Mortality and Expense Risk and Administrative Charge                                                   1.25%
  Total Separate Account Annual Expenses (DC-II)                                                         1.25%


------------


(4) The Mortality and Expense Risk and Administrative Charge under Separate Account DC- I is 0.75% of the average daily Sub-Account values in DC-I for contract values under eligible Contracts that exceed $50 million.


    We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Annual Maintenance Fee, and Mortality and Expense Risk and Administrative Charge. (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees"). We may also deduct a charge for Premium Taxes at the time of Surrender.

    THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAILS CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.34%              0.91%
(expenses that are deducted from Sub-Account assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.

EXAMPLE

    THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLES DO NOT REFLECT ANY DEDUCTION FOR CONTRACT OWNER DIRECTED PLAN RELATED EXPENSES. IF A DEDUCTION FOR PLAN RELATED EXPENSES APPLIED, EXPENSES WOULD BE HIGHER.

    THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLES, HARTFORD ASSUMES A PARTICIPANT ACCOUNT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED.

    THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


     EXAMPLE -- 1.25% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE
     (DC-II)



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $735
3 years                                                                   $1,226
5 years                                                                   $1,744
10 years                                                                  $2,908



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $221
3 years                                                                     $683
5 years                                                                   $1,170
10 years                                                                  $2,513



     (3) If you do not Surrender your Contract:



1 year                                                                      $221
3 years                                                                     $683
5 years                                                                   $1,170
10 years                                                                  $2,513

     EXAMPLE -- 0.90% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE
     (DC-I)



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $701
3 years                                                                   $1,123
5 years                                                                   $1,572
10 years                                                                  $2,550



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $186
3 years                                                                     $574
5 years                                                                     $988
10 years                                                                  $2,141



     (3) If you do not Surrender your Contract:



1 year                                                                      $186
3 years                                                                     $574
5 years                                                                     $988
10 years                                                                  $2,141


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

    When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.

AVAILABLE INFORMATION

    We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

    You may read or copy these reports at the SEC's Public Reference Room at 100
F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts are group variable annuity contracts. They are issued in connection with a Deferred Compensation Plan. We can also issue the Contracts in connection with certain other non-qualified deferred compensation plans or certain Qualified Plans.

WHAT IS THE ACCUMULATION PERIOD?

    During the Accumulation Period under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of the Separate Accounts, as appropriate.

    During the Accumulation Period, a Contract Owner or a Participant may allocate monies held in the Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances (See "May I transfer assets between Sub-Accounts?").

WHAT ARE THE SALES CHARGES UNDER THE CONTRACT?

    You do not pay a sales charge at the time Contributions are made to the Contract. We may charge you a contingent deferred sales charge ("Sales Charge") when you partially or fully Surrender amounts held in your Participant Account under the Contract. The amount of the Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Participant's Contract Years that have been completed before the Surrender.

PARTICIPANT'S CONTRACT YEARS                                      SALES CHARGE
--------------------------------------------------------------------------------
During the First through the Sixth Year                                 5%
During the Seventh through Eighth Year                                  4%
During the Ninth through Tenth Year                                     3%
During the Eleventh through Twelfth Year                                2%
During the Thirteenth Year and thereafter                               0%


    Effective August 1, 2011, the Sales Charge will be removed from the Contracts and we will not charge a Sales Charge when you partially or fully Surrender the Contract.


    We may reduce the amount or term of the Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    No deduction for Sales Charges will be made in certain cases. (See "Is there ever a time when the Sales Charge does not apply?")

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Separate Accounts during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. The amount of the charge differs between DC-I and DC-II and, with respect to DC-I, depends on the value of the Contract:

                                                             SEPARATE ACCOUNT
                                                            DC-I          DC-II
--------------------------------------------------------------------------------
Annual rate                                                  0.90%         1.25%
 (Contract values of $50,000,000 or less):
Annual rate                                                  0.75%         1.25%
 (Contract values in excess of $50,000,000):

    We will determine eligibility for the lower annual rate in DC-I based on the value of a Contract on the last day of each calendar quarter, each such day a "Test Date". To be eligible, the value of the Contract must exceed $50,000,000 on two successive Test Dates. A reduction in the charge for mortality, expense risk and administrative undertakings in DC-I requires a conversion period following a determination of eligibility. The conversion period will generally not exceed three months, depending on Contract Owner cooperation during the conversion period.

IS THERE A DEDUCTION FOR PREMIUM TAXES?

    We deduct premium taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay premium taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The premium tax rate varies by state or municipality and currently ranges from 0 - 3.5%.

IS THERE A DEATH BENEFIT?

    We will pay a Minimum Death Benefit if a Participant dies before the earlier of (1) the Participant's 65th birthday or (2) the Annuity Commencement Date. (See "Death Benefits.")

WHAT IS THE ANNUITY PERIOD?

    At the end of the Accumulation Period, we will allocate Contract values, less Premium Taxes if applicable, held with respect to Participants' Accounts as directed by the Contract Owner to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contracts. If applicable, we will also allocate any additional Contributions that a Contract Owner elects to make to the Annuitants' Accounts at the commencement of the Annuity Period, as directed by the Contract Owner.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

    When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment (all annuity options may not be available in all states or Contracts):

    LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

    LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

    JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

    Surrenders by the Annuitant are subject to the limitations set forth in the Contract and any applicable contingent deferred sales charges.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

                        PERFORMANCE RELATED INFORMATION

    Each Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of the Sub-Account's inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge and the highest charge for mortality, expense risk and administrative undertakings.

    The Separate Accounts may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNTS. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality, expense risk and administrative undertakings, and do not take into account contingent deferred sales charges. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

    If applicable, the Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

    A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level, including the charge for mortality, expense risk and administrative undertakings.

    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 01644-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                             THE SEPARATE ACCOUNTS

    Hartford Life Insurance Company Separate Account DC Variable Account-I ("DC-I") and Hartford Life Insurance Company Separate Account Two ("DC-II") are where we set aside and invest assets of some of our annuity contracts, including the Contracts. We hold Contributions to Contracts issued in connection with Deferred Compensation Plans and certain other nonqualified deferred compensation plans in DC-I during the Accumulation Period and in DC-II during the Annuity Period. We hold Contributions to Contracts issued in connection with Qualified Plans in DC-II during both the Accumulation Period and the Annuity Period. The assets of DC-I and DC-II were transferred from Hartford Variable Annuity Life Insurance Company Separate Account DC-I and Separate Account DC-II, respectively, on December 31, 1987.

    Each Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Accounts or Hartford.

    Each Separate Account meets the definition of "separate account" under federal securities law. Each Separate Account holds only assets for variable annuity contracts. Each Separate Account, respectively:

       - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

       - Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

       - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

       - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

       - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNTS. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

                                   THE FUNDS

    The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each Fund's prospectus. Before investing, you should carefully read each Fund's prospectus along with this Prospectus.

    We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectuses and Statements of Additional Information, which may be ordered from us. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.

    THESE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.


SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE COMPANY
DEDICATED MUTUAL FUNDS:
CALVERT VARIABLE SERIES, INC.
 Calvert VP SRI Balanced Portfolio                 Seeks to achieve a competitive total    Calvert Investment Management Inc. New
                                                   return through an actively managed      Amsterdam, LLC
                                                   portfolio of stocks, bonds and money
                                                   market instruments which offer income
                                                   and capital growth opportunity and
                                                   which satisfy the investment and
                                                   social criteria
HARTFORD HLS SERIES FUND II, INC.
 Hartford U.S. Government Securities HLS Fund --   Seeks to maximize total return while    HL Investment Advisors, LLC
  Class IA                                         providing shareholders with a high      Sub-advised by Hartford Investment
                                                   level of current income consistent      Management Company
                                                   with prudent investment risk
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund -- Class IA            Seeks maximum long-term total return    HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Capital Appreciation HLS Fund -- Class   Seeks growth of capital                 HL Investment Advisors, LLC
  IA (a)                                                                                   Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Dividend and Growth HLS Fund -- Class    Seeks a high level of current income    HL Investment Advisors, LLC
  IA                                               consistent with growth of capital       Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Index HLS Fund -- Class IA               Seeks to provide high current income,   HL Investment Advisors, LLC
                                                   and long-term total return              Sub-advised by Hartford Investment
                                                                                           Management Company
 Hartford International Opportunities HLS Fund --  Seeks long-term growth of capital       HL Investment Advisors, LLC
  Class IA                                                                                 Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Money Market HLS Fund -- Class IA*       Maximum current income consistent with  HL Investment Advisors, LLC
                                                   liquidity and preservation of capital   Sub-advised by Hartford Investment
                                                                                           Management Company
 Hartford Stock HLS Fund -- Class IA               Seeks long-term growth of capital       HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Total Return Bond HLS Fund -- Class IA   Seeks a competitive total return, with  HL Investment Advisors, LLC
                                                   income as a secondary objective         Sub-advised by Hartford Investment
                                                                                           Management Company



* In a low interest rate environment, yields for money market Sub-Accounts, after deduction of Contract charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract value to a money market Sub-Account or participate in an Asset Allocation Program where Contract value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.



(a)  Closed to Contracts issued on or after 1/3/2005.

    MIXED AND SHARED FUNDING: Shares of the Funds are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

       - Notify the Contract Owner or Participant of any Fund shareholders' meeting if the shares held for the Contract may be voted;

       - Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

       - Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

       - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

       - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners may or Participants attend any shareholder meeting at which shares held for their Contract may be voted.

    During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.

    SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

    We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.


    FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: We want you to know that Hartford receives substantial fees and payments with respect to the underlying funds that are offered as Sub-Accounts to your Plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.45% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.


    We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all funds pay according to the same formula. Because of this, the amount of the fees and payments received by

Hartford varies by fund and Hartford may receive greater or less fees and payments depending on which variable investment options your Plan selects.

    For Example:

         As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the Plan's investment in the fund.

         If the Plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per Plan Participant Account invested in the investment option investing in the fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the Plan's investment in the fund.

    You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected, fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.

    Some of the Sub-Accounts available in the Contract invest in Funds that are part of our own affiliated family of funds. In addition to any fees and payments Hartford may receive with respect to those funds, one or more of our affiliates receives compensation from the funds, including among other things a management fee and 12b-1 fees from the funds.

    For information on which underlying funds pay Hartford such fees and at what level, please visit our website at retire.hartfordlife.com or call 1-800-874-2502, Option 4. Written information will be provided upon request.

    ENDORSEMENT FEES PAID BY HARTFORD: Hartford pays fees to the organizations listed below in exchange for an endorsement of our Contract. As part of the endorsement, Hartford is invited to participate in various programs, conferences and meetings offered through these organizations in order to allow us to market our Contract.

    Hartford also pays additional fees in order to sponsor certain programs offered through these organizations including the "Top Cop Awards" program and an annual "Pension and Benefits Seminar" offered to members of these organizations.

    For additional information on the amount of fees and payments made by Hartford, please call 1-800-874-2502, Option 4. Written information will be provided upon request.

    Organizations Receiving Endorsement Fee Payments from Hartford:

    1. Peace Officers Research Association of California;

    2. The National Association of Police Officers;

    3. Florida Police Benevolent Association, Inc.;

    4. Police Benevolent & Protective Association of Illinois;

    5. Combined Law Enforcement Association of Texas; and

    6. The American Public Garden Association.

                             GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE

PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account option are available to our general creditors.

    DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for the calendar quarter in which they are received. We determine the declared interest rate for any quarter. We may change the declared interest rate for any subsequent quarter at our discretion.

    We will guarantee the declared interest rate for any quarter to the end of that calendar year. Any change in the declared interest rate will be declared before the start of the quarter.

    GUARANTEED RATE OF INTEREST: For each subsequent calendar year, we will credit each Contribution with interest at a rate guaranteed for the entire year (the "Guaranteed Interest Rate"). The Guaranteed Interest Rate for a calendar year will be determined at the end of the preceding calendar year. We may, from time to time, credit interest at rates in excess of the Guaranteed Interest Rate.

    DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred or subject to a market value adjustment.

    THE GENERAL ACCOUNT IS SUBJECT TO THE COMPANY'S CLAIMS-PAYING ABILITY. INVESTORS MUST LOOK TO THE STRENGTH OF THE INSURANCE COMPANY WITH REGARD TO INSURANCE COMPANY GUARANTEES. OUR ABILITY TO HONOR ALL GUARANTEES UNDER THE CONTRACT IS SUBJECT TO OUR CLAIMS-PAYING CAPABILITIES AND/OR FINANCIAL STRENGTH.

            ADDITIONAL SEPARATE ACCOUNTS OFFERED UNDER THE CONTRACTS

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE CONTRACTS MAY CONTAIN ADDITIONAL SEPARATE ACCOUNTS. THE PORTION OF THE CONTRACT RELATING TO ADDITIONAL SEPARATE ACCOUNTS IS NOT REGISTERED UNDER THE 1933 ACT AND THE ADDITIONAL SEPARATE ACCOUNTS ARE NOT REGISTERED AS INVESTMENT COMPANIES UNDER THE 1940 ACT. NEITHER THE ADDITIONAL SEPARATE ACCOUNTS NOR ANY INTEREST IN THE ADDITIONAL SEPARATE ACCOUNTS IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING ANY OF THE ADDITIONAL SEPARATE ACCOUNTS. THE FOLLOWING DISCLOSURE ABOUT THE ADDITIONAL SEPARATE ACCOUNTS MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

    Additional separate accounts may be offered under the Contracts. These separate accounts and their sub-accounts are not described in this Prospectus. Contract fees and charges will generally apply, including contingent deferred sales charges, mortality expense risk and administrative charges, and other charges. These charges may be similar to or different from the fees and charges described in this Prospectus with respect to the Separate Accounts. If additional separate accounts are available under a Contract, you may allocate Contract values to sub-accounts within the additional separate accounts, subject to any restrictions that may apply. Call 1-800-528-9009 for more information on additional separate accounts.

                                CONTRACT CHARGES

    SALES CHARGE: The Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:

       -   the cost of preparing sales literature,

       - commissions and other compensation paid to distributing broker dealers and their registered representatives, and

       -   other promotional and distribution related activities.

    If the Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.


    We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Participant Contract Years completed with respect to your Participant Account before the Surrender.


    The percentage used to calculate the contingent deferred Sales Charge is equal to:

                                                                  SALES CHARGE
                                                                AS A PERCENTAGE
                                                                 OF PARTICIPANT
                                                                 ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                      SURRENDERED
--------------------------------------------------------------------------------
During the First through the Sixth Year                                 5%
During the Seventh through Eighth Year                                  4%
During the Ninth through Tenth Year                                     3%
During the Eleventh through Twelfth Year                                2%
During the Thirteenth Year and thereafter                               0%


    Effective August 1, 2011, the Sales Charge will be removed from the Contracts and we will not assess any Sales Charge when you partially or fully Surrender the Contract.


    We may reduce the amount or term of the Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    When you request a full Surrender, the Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Sales Charge).

    If you request a partial Surrender and ask for a specific dollar amount, the Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

IS THERE EVER A TIME WHEN THE SALES CHARGE DOES NOT APPLY?

    We will waive the Sales Charge for certain Eligible Surrenders. An Eligible Surrender is a withdrawal that is (1) made because of a Qualifying Event and (2) payable directly to the Participant, or if applicable, the Beneficiary. A Qualifying Event is the Participant's:

       -   death;

       -   financial hardship, as defined in the Plan;

       -   severance from employment; or

       -   retirement.

       - disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits).

    A transfer to a Plan funding vehicle issued by another investment provider is not an Eligible Surrender. The Sales Charge does not apply to a transfer of Contract values from this Contract to another group annuity contract issued by us or one of our affiliates. This waiver may not be available in all States.

    No deduction for the Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a Participant directed investment account under the Plan that you identify and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states or in all Contracts.

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values held in the Sub-Accounts. The amount of the charge differs between DC-I and DC-II and, with respect to DC-I, depends on the value of the Contract:

                                                             SEPARATE ACCOUNT
                                                            DC-I          DC-II
--------------------------------------------------------------------------------
Annual rate                                                  0.90%         1.25%
 (Contract values of $50,000,000 or less):
Annual rate                                                  0.75%         1.25%
 (Contract values in excess of $50,000,000):

    We determine a Contract's eligibility for the lower charge in DC-I based on the value of the Contract on the last day of each calendar quarter. We call that day a "Test Date". To be eligible, the value of the Contract must exceed $50,000,000 on two successive Test Dates. A reduction in the mortality and expense risk and administrative charge in DC-I requires a conversion period following a determination of eligibility. The conversion period generally takes up to three months, depending on Contract Owner cooperation during the conversion period.

    The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

       - MORTALITY RISK DURING THE ACCUMULATION PERIOD: During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

       - MORTALITY RISK DURING THE ANNUITY PERIOD: Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

       - EXPENSE RISK: We also bear an expense risk that the Sales Charges collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

    Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

    We also provide various administrative support services for Plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.

    If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

    We may reduce the mortality and expense risk and administrative charge under the Contracts (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    PREMIUM TAXES: We reserve the right to a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Accounts under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Sales Charges, an increase in the rate of interest credited under the Contract, a payment to be allocated as directed by the Contract Owner, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors.

    NEGOTIATED CHARGES AND FEES: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

    CHARGES OF THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

    PLAN RELATED EXPENSES: We can agree with the Contract Owner to be directed to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan related expenses including, but not limited to, fees to consultants, auditors, counsel, Hartford and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include such amounts as an adjustment to the charge for administrative undertakings for a Separate Account.

                                 THE CONTRACTS

    THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts. They are designed to fund certain Deferred Compensation Plans established under section 457 of the Code for employees and other eligible service providers of states and their political subdivisions and certain other organizations exempt from taxation. The Contracts may also be issued in connection with certain other non-qualified deferred compensation plans or certain Qualified Plans.

    For Deferred Compensation Plans established under section 457 of the Code for the benefit of any organization that is exempt from the federal income tax, other than a governmental unit, all amounts of compensation deferred under the Plan, all property and rights purchased with such amounts, and all income attributable to such amounts, property, or rights, remain (until made available to a Participant or other Beneficiary) solely the property and the rights of the Contract Owner (without being restricted to the provision of benefits under the Plan), subject only to the claims of the Contract Owner's general creditors.

    For Deferred Compensation Plans that are Plans established under section 457(b) of the Code by a state, a political subdivision of a state, or any agency or instrumentality of a state or political subdivision of a state after August 20, 1996, the assets and income of the Plan must be held in trust for the exclusive benefit of the Participants and the Beneficiaries of the Plan. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Such Deferred Compensation Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to Deferred Compensation Plans under section 457(f) of the Code.

    It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless (preempted by ERISA), and remitted to the applicable state.

    PURCHASE OF A CONTRACT: A single group Contract is issued to the Contract Owner, covering all present and future participating employees and other eligible persons providing services to the Employer. The Contracts provide for variable (Separate Account) Contributions and allocations to the General Account during the Accumulation Period. The Contract Owner can direct that a Participant Account be established for each Participant for purposes of determining benefits payable under the Plan.

    CONTRACT RIGHTS AND PRIVILEGES AND ASSIGNMENTS: The Contract belongs to the Contract Owner. However, under certain Deferred Compensation Plans, the Contract Owner must hold the Contract for the exclusive benefit of the Plan's Participants and Beneficiaries. The Contract Owner's rights and privileges may only be exercised in a manner that is consistent with the written Plan adopted by the Contract Owner. The Contract Owner's interest in the Contract may be assigned. However, amounts held under a Contract on behalf of a Participant are nontransferable and cannot be assigned.

    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

    If your application or other necessary information is incomplete when received, your initial Contribution will be credited to your Participant Account not later than two Valuation Days after the application is made complete. However, if an incomplete application is not made complete within five Valuation Days of its initial receipt, the Contribution will be immediately returned unless we inform the Contract Owner of the delay and the Contract Owner tells us not to return it.

    Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.

    MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?


    Yes. If the Plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Accounts. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.


    CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

    During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

    WHAT IS A SUB-ACCOUNT TRANSFER?

    A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

    WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

    Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

    In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

    We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

    For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

    WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

    FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Participant to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer," however, you cannot transfer the same Participant Account value more than once a Valuation Day.

For example:

       - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

       - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

       - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

    SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

    We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

    The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

    The Contracts provide for a Transfer Fee of $5 that applies to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee.

    We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

    THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

FUND TRADING POLICIES

    Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

    We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not to be in good order.

    In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

    - Certain types of financial intermediaries may not be required to provide us with shareholder information.

       - "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

       - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

       - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan contributions.

    POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

       - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

       - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

       - These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

       - In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

    HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

    We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.

    Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

    In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

GENERAL ACCOUNT OPTION TRANSFERS

    You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

       - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

       - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

    In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

    These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

    As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

TELEPHONE AND INTERNET TRANSFERS

    Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

    Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

    We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    Telephone or internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

    We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.


    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Money Market HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Money Market HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at semi-monthly, monthly or quarterly intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other

Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.


    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly or quarterly anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, your General Account value or the value of your Accumulation Units under the Hartford Money Market HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.


    Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".

    HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

    Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

    There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

    Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.

    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account is calculated by dividing (a) by (b) and multiplying (c) where:

    (a) is the net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day.

    (b) is the net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day.

    (c) is the daily factor representing the mortality and expense risk charge and any applicable administration charge deducted from the Sub-Account, adjusted for the number of days in the Valuation Period, and any other applicable charge.

    We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at retire.hartfordlife.com.

    HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.

                                 DEATH BENEFITS

    DETERMINATION OF THE BENEFICIARY -- The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:

       - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the Termination Value of your Participant Account determined as of the day we receive Due Proof of Death or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders. "Termination Value" means the value of a Participant's Account on any Valuation Day before the Annuity Commencement Date less any applicable Premium Taxes not already deducted and any applicable contingent deferred sales charges.

       - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary will receive the Termination Value of your Participant Account as of the date we receive Due Proof of Death at our Administrative Offices.

    CALCULATION OF THE DEATH BENEFIT: If the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY(IES). DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS.

    If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

    You may apply the death benefit payment to any one of the Annuity payout options under DC-II (See "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (See "How are Contributions made to establish my Annuity Account?").

    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.

                             SETTLEMENT PROVISIONS

    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, the Contract Owner will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See Annuity Payout Options). At any time in the interim, a Contract Owner may Surrender the Participant's Account for a lump sum cash settlement in accordance with 3. below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See Annuity Payout Options).

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the net Termination Value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable contingent deferred sales charges from the partial Surrender (See Contract Charges).

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, see "Systematic Withdrawal Option."

    CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

    Except for Annuity payout Option 5 (on a variable basis), once Annuity payouts have commenced for an Annuitant, no Surrender of the Annuity benefit can be made for the purpose of receiving a partial withdrawal or a lump sum settlement. Any Surrender out of Annuity payout Option 5 will be subject to the Sales Charge, if applicable.

    WHAT ARE ANNUITY RIGHTS?

    Annuity Rights entitle the Contract Owner to have Annuity payments made at the rates set forth in the Contract at the time of issue. Such rates are applicable to all amounts held in a Participant Account during the Accumulation Period which do not exceed a limit of five times the gross Contributions made to that Participant Account during the Accumulation Period. Any amounts in excess of this limit may be applied at Annuity rates then being offered by us.

    HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

    The Contract Owner selects an Annuity Commencement Date, usually between a Participant's 50th and 75th birthdays, and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 75th birthday, or an earlier date if prescribed by applicable law. In the absence of a written election to the contrary, the Annuity Commencement Date will be the first day of the month coinciding with or next following the Participant's 75th birthday.

    The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.

    The contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Contract Owner does not elect otherwise, we reserve the right to begin Annuity payouts at age 75 under Option 2 with 120 monthly payments certain. Annuity payouts will depend on the investment allocation of your Participant Account in effect on the Annuity Commencement Date. However, unless required by applicable law, we will not assume responsibility in determining or monitoring minimum distributions beginning at age 70 1/2 (See "Federal Tax Consequences").

    WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

    The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

    HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

    During the Annuity Period, Contract values and any allowable additional Contributions made by the Contract Owner for the purpose of effecting Annuity payouts under the Contract are, based upon the information received from the Contract Owner, applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.

    At the end of the Accumulation Period there is an automatic transfer of all DC-I values from the Participant's Account to DC-II to establish an Annuitant's Account with respect to DC-II. Such a transfer is effected by a transfer of ownership of DC-I interests in the underlying securities to DC-II. The value of a Participant's Account that is transferred to DC-II will be without application of any sales charges or other expenses, with the exception of charges for any applicable Premium Taxes.

    CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

    A Contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A Contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a Contract. (See "Can a Contract be modified?") In this context, such modifications would have become effective on or before that anniversary.

    Upon suspension, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

ANNUITY PAYOUT OPTIONS:

    OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

 (a)   =                                          total amount applied under the option
                                                    at the Annuity Commencement Date
              -------------------------------------------------------------------------------------------------------------
                                           Annuity Unit value at the Annuity Commencement Date
 (b)   =         number of Annuity Units represented by each        x          number of monthly Annuity payouts made
                         monthly Annuity payout made

    The amount of the additional payment is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders are subject to the limitations set forth in the Contract and any applicable contingent deferred sales charges. (See "Contract Charges.")

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

    WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME.

SYSTEMATIC WITHDRAWAL OPTION:


    If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Sales Charge otherwise applicable is waived on SWO payments.


    Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary.

    A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

    We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Federal Tax Considerations".

    The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.

    HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payment is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

    Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

    Here is an example of how a Variable Annuity is determined:

                        ILLUSTRATION OF ANNUITY PAYOUTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

 A.  Net amount applied                                                                                 $139,782.50
 B.  Initial monthly income per $1,000 of payment applied                                                      6.13
 C.  Initial monthly payment (A x B / 1,000)                                                                $856.87
 D.  Annuity Unit Value                                                                                       3.125
 E.  Number of monthly annuity units (C / D)                                                                274.198
 F.  Assume annuity unit value for second month equal to                                                      2.897
 G.  Second monthly payment (F x E)                                                                         $794.35
 H.  Assume annuity unit value for third month equal to                                                       3.415
 I.  Third month payment (H x E)                                                                            $936.39

    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                           FEDERAL TAX CONSIDERATIONS

    WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

    This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

    THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

    Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

    The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

    In certain types of Contracts the Code requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

       - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

       -   no more than 70% is represented by any two investments,

       -   no more than 80% is represented by any three investments and

       -   no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

    Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

    Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

E. NON-NATURAL PERSONS AS OWNERS

    Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

       - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

       - A contract acquired by the estate of a decedent by reason of such decedent's death,

       - Certain contracts acquired with respect to tax-qualified retirement arrangements,

       - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

       - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

    A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

    Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. GENERATION SKIPPING TRANSFER TAX

    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

              INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

    The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

    THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

    The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

    We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

    In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a. TRADITIONAL IRAS

    Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

    You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

    IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b. SEP IRAS

    Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c. SIMPLE IRAS

    The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

    If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d. ROTH IRAS

    Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

    Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

    In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

    Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

    A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

       a.   after the employee reaches age 59 1/2;

       b.  upon the employee's separation from service;

       c.   upon the employee's death or disability;

       d. in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); or

       e. as a qualified reservist distribution upon certain calls to active duty.

    An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.

    Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.

    Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


    Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount ($16,500 for 2011). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


    Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

    Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For Annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

    For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

    In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

    Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS

    Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

       (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

       (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

       (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

       (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

       (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

       (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

       (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

    In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

       (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

       (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

       (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

    If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

    For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b. RMDS AND 50% PENALTY TAX

    If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

    An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

       (i)  the calendar year in which the individual attains age 70 1/2, or

       (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.


    The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --


       (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

    If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

    If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

    The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

    The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

    In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

    Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

    Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

    Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

    The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

    For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

    By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

    Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

    Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

    Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

    Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

                                MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    On or after the fifth anniversary of any Contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a Contract, will continue to be applicable.

    We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

    CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

    HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the FINRA. The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, an affiliate of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.


    HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2010. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


    We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

    Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

    Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS


    Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy.


    Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

    Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS


    Subject to FINRA and Financial Intermediary rules, we and our affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.


    Additional Payments may be used for various purposes, and may take various forms, such as:

       - Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

       - Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

       - Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

       - Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

       - Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

       - "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

       - Occasional meals and entertainment, tickets to sporting events and other gifts.


    As of December 31, 2010, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer:


    Ameriprise Financial Services, Inc., Edward D. Jones & Co., L.P., Merrill Lynch Pierce Fenner & Smith, Morgan Stanley & Co., Inc. (various divisions and affiliates), NRP Financial, Inc., Woodbury Financial Services, Inc. (an affiliate of ours).

    Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.


    For the fiscal year ended December 31, 2010, Additional Payments for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $2.3 million.

    Financial Intermediaries that received Additional Payments in 2010, but do not have an ongoing contract for Additional Payments, are listed in the Statement of Additional Information.


    WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNTS' ASSETS?

    Hartford is the custodian of the Separate Accounts' assets.

    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPERATE ACCOUNTS?

    There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


    HOW MAY I GET ADDITIONAL INFORMATION?


    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

    You can also send inquiries to us electronically via the internet through our website at retire.hartfordlife.com.

    You can find financial statements of the Separate Accounts and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

                     APPENDIX I -- ACCUMULATION UNIT VALUES

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNTS INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.

         MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 0.90%
              (AS A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)


                                                                      YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                2010             2009             2008             2007             2006
---------------------------------------------------------------------------------------------------------------------------
DC-I
CALVERT VP SRI BALANCED PORTFOLIO
Accumulation unit value at beginning
 of period                                  $3.114           $2.508           $3.685           $3.619           $3.357
Accumulation unit value at end of
 period                                     $3.460           $3.114           $2.508           $3.685           $3.619
Number of accumulation units
 outstanding at end of period (in
 thousands)                                      1                1                2              117              121
HARTFORD ADVISERS HLS FUND
Accumulation unit value at beginning
 of period                                  $7.268           $5.629           $8.309           $7.862           $7.166
Accumulation unit value at end of
 period                                     $8.077           $7.268           $5.629           $8.309           $7.862
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     94               94               95              557              622
HARTFORD CAPITAL APPRECIATION HLS FUND
Accumulation unit value at beginning
 of period                                 $20.290          $14.055          $26.067          $22.514          $19.481
Accumulation unit value at end of
 period                                    $23.426          $20.290          $14.055          $26.067          $22.514
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     18               19               20              256              312
HARTFORD DIVIDEND AND GROWTH HLS FUND
Accumulation unit value at beginning
 of period                                  $3.242           $2.623           $3.918           $3.652           $3.061
Accumulation unit value at end of
 period                                     $3.637           $3.242           $2.623           $3.918           $3.652
Number of accumulation units
 outstanding at end of period (in
 thousands)                                      3                6               16              270              354
HARTFORD INDEX HLS FUND
Accumulation unit value at beginning
 of period                                  $4.544           $3.635           $5.832           $5.594           $4.889
Accumulation unit value at end of
 period                                     $5.167           $4.544           $3.635           $5.832           $5.594
Number of accumulation units
 outstanding at end of period (in
 thousands)                                      4                4                4              208              205

                                                                   YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                2005             2004             2003             2002             2001
--------------------------------------  ------------------------------------------------------------------------------
DC-I
CALVERT VP SRI BALANCED PORTFOLIO
Accumulation unit value at beginning
 of period                                  $3.206           $2.988           $2.527           $2.903           $3.147
Accumulation unit value at end of
 period                                     $3.357           $3.206           $2.988           $2.527           $2.903
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    122              269              277            1,492            2,376
HARTFORD ADVISERS HLS FUND
Accumulation unit value at beginning
 of period                                  $6.743           $6.559           $5.585           $6.537           $6.917
Accumulation unit value at end of
 period                                     $7.166           $6.743           $6.559           $5.585           $6.537
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    730            1,611            1,845           13,280           22,751
HARTFORD CAPITAL APPRECIATION HLS FUND
Accumulation unit value at beginning
 of period                                 $17.013          $14.381          $10.192          $12.807          $13.886
Accumulation unit value at end of
 period                                    $19.481          $17.013          $14.381          $10.192          $12.807
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    323            1,282            1,545            8,417           12,922
HARTFORD DIVIDEND AND GROWTH HLS FUND
Accumulation unit value at beginning
 of period                                  $2.915           $2.617           $2.082           $2.450           $2.576
Accumulation unit value at end of
 period                                     $3.061           $2.915           $2.617           $2.082           $2.450
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    428            1,696            2,028            8,734           10,227
HARTFORD INDEX HLS FUND
Accumulation unit value at beginning
 of period                                  $4.721           $4.315           $3.398           $4.421           $5.087
Accumulation unit value at end of
 period                                     $4.889           $4.721           $4.315           $3.398           $4.421
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    233              935            1,411            7,421           11,155

                                                                      YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                2010             2009             2008             2007             2006
---------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
Accumulation unit value at beginning
 of period                                  $2.557           $1.933           $3.377           $2.674           $2.168
Accumulation unit value at end of
 period                                     $2.901           $2.557           $1.933           $3.377           $2.674
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     15                9               13              531              516
HARTFORD MONEY MARKET HLS FUND
Accumulation unit value at beginning
 of period                                  $3.719           $3.750           $3.705           $3.562           $3.433
Accumulation unit value at end of
 period                                     $3.685           $3.719           $3.750           $3.705           $3.562
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     11               11               13              273              115
HARTFORD STOCK HLS FUND
Accumulation unit value at beginning
 of period                                 $18.008          $12.839          $22.780          $21.705          $19.102
Accumulation unit value at end of
 period                                    $20.489          $18.008          $12.839          $22.780          $21.705
Number of accumulation units
 outstanding at end of period (in
 thousands)                                      6                6                6               74               89
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning
 of period                                  $7.954           $6.978           $7.623           $7.348           $7.075
Accumulation unit value at end of
 period                                     $8.475           $7.954           $6.978           $7.623           $7.348
Number of accumulation units
 outstanding at end of period (in
 thousands)                                      9               11               12               91              154
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
Accumulation unit value at beginning
 of period                                 $10.156           $9.913          $10.700               --               --
Accumulation unit value at end of
 period                                    $10.447          $10.156           $9.913               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     15               14               15               --               --

                                                                   YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                2005             2004             2003             2002             2001
--------------------------------------  ------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
Accumulation unit value at beginning
 of period                                  $1.909           $1.631           $1.237           $1.520           $1.888
Accumulation unit value at end of
 period                                     $2.168           $1.909           $1.631           $1.237           $1.520
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    275              868            1,054            4,747            7,084
HARTFORD MONEY MARKET HLS FUND
Accumulation unit value at beginning
 of period                                  $3.368           $3.367           $3.372           $3.353           $3.257
Accumulation unit value at end of
 period                                     $3.433           $3.368           $3.367           $3.372           $3.353
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    118              240              303            2,912            4,141
HARTFORD STOCK HLS FUND
Accumulation unit value at beginning
 of period                                 $17.583          $17.032          $13.588          $18.100          $20.809
Accumulation unit value at end of
 period                                    $19.102          $17.583          $17.032          $13.588          $18.100
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    108              538              706            4,707            8,002
HARTFORD TOTAL RETURN BOND HLS FUND
Accumulation unit value at beginning
 of period                                  $6.968           $6.721           $6.288           $5.764           $5.351
Accumulation unit value at end of
 period                                     $7.075           $6.968           $6.721           $6.288           $5.764
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    162              409              468            3,133            3,479
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
Accumulation unit value at beginning
 of period                                      --               --               --               --               --
Accumulation unit value at end of
 period                                         --               --               --               --               --
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     --               --               --               --               --

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION


SECTION                                                                    PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION                                                            2
 Safekeeping of Assets                                                         2
 Experts                                                                       2
 Non-Participating                                                             2
 Misstatement of Age or Sex                                                    2
 Principal Underwriter                                                         2
 Additional Payments                                                           2
PERFORMANCE RELATED INFORMATION                                                4
 Total Return for all Sub-Accounts                                             4
 Yield for Sub-Accounts                                                        4
 Money Market Sub-Accounts                                                     5
 Additional Materials                                                          5
 Performance Comparisons                                                       5
FINANCIAL STATEMENTS                                                        SA-1

    To obtain a Statement of Additional Information, complete the form below and mail to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583


    Please send a Statement of Additional Information for Separate Account DC-I and Separate Account Two (DC-II) (Form HV-1915-30) to me at the following address:


--------------------------------------------------------------------------------
                                      Name
--------------------------------------------------------------------------------
                                    Address
--------------------------------------------------------------------------------
 City/State                                                           Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

             DC VARIABLE ACCOUNT-I AND SEPARATE ACCOUNT TWO (DC-II)

                        GROUP VARIABLE ANNUITY CONTRACTS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, CT 06144-1583.


Date of Prospectus: May 2, 2011
Date of Statement of Additional Information: May 2, 2011


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    5
  Additional Materials                                                         5
  Performance Comparisons                                                      5
FINANCIAL STATEMENTS                                                        SA-1

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.


EXPERTS



The consolidated financial statements of Hartford Life Insurance Company (the "Company") as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 25, 2011 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010, for other-than-temporary impairments as required by accounting guidance adopted in 2009, and for the fair value measurement of financial instruments as required by accounting guidance adopted in 2008) and the statements of assets and liabilities of Hartford Life Insurance Company DC Variable Account-I and Hartford Life Insurance Company Separate Account Two as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 30, 2011, which reports are each included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



NON-PARTICIPATING


The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the Financial Industry Regulatory Authority, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2010: $6,027,647; 2009: $31,498; and 2008: $8,692,666.


ADDITIONAL PAYMENTS


As stated in the Prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the Prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in 2010 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



A & F Financial Securities, Inc., Addison Avenue Federal C. U., AIG Financial Advisors, AIG Retirement Advisors, Inc., AIM Distributors, Inc., Allen & Company of Florida, Inc., Alliance Bernstein Investments, Inc., Amcore Investment

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------


Services, Inc., American Capital Partners LLC, American Investors Company, American Portfolios Financial Services, Ameriprise Financial Services, Inc., Ameritas Investment Corp., Amtrust Bank, Amtrust Investment Services, Inc., Anchor Bank, Anderson & Strudwick, Inc., Arvest Asset Management, Arvest Bank, Associated Bank, NA, Associated Investment Services, Inc., AXA Advisors, LLC, Banc of America Investment Services, Inc., Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank of Oklahoma, NA., Bank of the West, Bank Securities Association, Bankers & Investors Co., BankWest, Inc., Baxter CU, BB&T Investment Services, Inc., BCG Securities, Inc., Beneficial Investment Services, Bernard Herold & Co., Inc., BOSC, Inc., BPU Investment Management, Inc., Brewer Financial Services, LLC, Bruce A. Lefavi Securities, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cambridge Legacy Sec., LLC, Cantella & Co., Inc., Capital Analysts, Inc., Capital Investment Group, Inc., Capital One Investments Services LLC, Carolina First Bank, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., Charles Schwab & Company, Inc, Chase Investments Services, Corp., Citadel Federal Credit Union, Citigroup Global Markets, Inc., City Securities Corporation, Columbia Bank, Comerica Securities, Commerce Brokerage Services, Inc., Commonwealth Financial Network, Compass Bank, Compass Brokerage, Inc., Crowell, Weedon & Co., Crown Capital Securities, LLP, CUE, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, Delta Equity Services Corp., Diversified Resources, LLC, Dominion Investor Services, Inc., Donnelly Steen & Co., Eagle One Investments, LLC, Edward Jones, Emerson Equity, LLC, Essex Financial Services, Inc., Essex National Securities, Inc., Essex Savings Bank, Fairport Capital, Inc., FCG Advisors, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp., Financial Security Management, Inc., Fintegra LLC, First Allied Securities, First Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Commonwealth Bank, First Heartland Capital, Inc., First Liberty National Bank, First Midwest Securities, First National Bank of Omaha, First Niagara Bank, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities, Inc., FNIC F.I.D. Div., Foothill Securities, Inc., Foresters Equity Services, Inc., Franklin Templeton Dist., Inc., Frost Brokerage Services Inc., FSC Securities Corporation, FSIC, Fulton Bank, Fulton Financial Corp., GBS Financial Corp., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., Gold Coast Securities, Inc., Great American Advisors, Inc., Greylock Federal Credit Union, Gunnallen Financial, Inc., GWN Securities, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbour Investments, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, Hazlett, Burt & Watson, Inc., Hefren -- Tillotson / Masterplan, Hightower Securities LLC, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities (USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., Independent Financial Group, LLC, Indiana Merchant Banking & Brok., Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, InterSecurities Inc., Intervest Inter. Equities Corp., INVEST Financial Corporation, INVEST / Johnson Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., Joseph Gunnar & Co. LLC, KeyBank, NA, Key Investment Services, LLC., Kinecta Credit Union, KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, L.O. Thomas & Company, LaSalle Street Securities, Inc., Leigh Baldwin & Co., LLC, Liberty Group, LLC, Lincoln Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., Long Island Financial Group. LPL Financial Corporation, LPL Financial Services, LSY, Inc., M Holdings Securities, Inc., M & T Bank, M & T Securities, Inc., Manufacturers Bank & Trust Co., MB Financial Bank, NA, Merrill Lynch Inc., MetLife Securities, Inc., MidAmerica Financial Services, Inc., Money Concepts Capital Corp., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc., Morgan Stanley Smith Barney, Multi-Financial Securities Corp., Multiple Financial Services, Inc., Mutual Securities, Inc., Mutual Service Corp., National Penn Investors Trust, National Planning Corporation, National Securities Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, NBC Securities, Inc., New England Securities Corp., NewAlliance Investments, Inc., Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., Northeast Securities, Inc., Northwestern Mutual Inv. Services, NRP Financial, Inc., Nutmeg Securities, Ltd., nuVision Financial Federal CU, OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Pacific West Securities, Inc., Park Avenue Securities, LLC, Peak Investment, Peoples Securities, Inc., Pershing, PlanMember Securities Corp., PNC Bank Corp., PNC Investments LLC, Poca Valley Bank, Inc., Premier America Credit Union, Prime Capital Services, Inc., PrimeVest Financial Services, Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBC Dain FID Division, RBS Citizens, NA, Regal Securities, Inc., Resource Horizons Group, LLC, Robert W. Baird & Co., Inc., Rogan & Associates, Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Sanders Morris Harris, Inc., SchoolsFirst FCU, Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signature Bank, Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, South Valley

4                                            HARTFORD LIFE INSURANCE COMPANY

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Wealth Management, Southwest Securities, Inc., Sovereign Bank, Spectrum Capital Inc., StellarOne Wealth Management, Stephens, Inc., Sterne Agee & Leach, inc., Stifel, Nicolaus & Co., Inc., Summit Brokerage Services Inc., Summitalliance Securities, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Susquehanna Bank, SWBC Investment Company, Symetra Investment Services, Inc., Synergy Investment Group, Synovus Securities, TD Ameritrade, Inc., TD Bancnorth, National Association, TFS Securities, Inc., The Golden 1 Credit Union, The Huntington Investment Co., The Winning Edge Financial Group, Thrasher & Company, Thurston, Springer, Miller, Herd, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Triangle Securities LLC, Trustmont Financial Group, Inc., UBS Financial Services, Inc., UMB Bank, NA, UMB Financial Services, Inc., Union Bank & Trust, Union Bank of California, NA, Union Savings Bank, UnionBanc Investment Services, United Bank, United Bank, Inc., United Brokerage Services, Inc., US Bancorp FID, US Bancorp Investments, US Bank, NA, UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Wachovia ISG Platform, Waddell & Reed, Inc., Wall Street Financial Group, Walnut Street Securities, Inc., Waterstone Financial Group, Inc., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., Wells Fargo Investments, Wells Federal Bank, WesBanco Bank, Inc., WesBanco Securities, Inc., Wescom Financial Services, Westamerica Bank, Western Federal Credit Union, Western International Securities, WFG Investments, Inc., Woodbury Financial Services, Inc., Workman Securities Corp. and WRP Investments, Inc.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred sales charge and any applicable administrative charge.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

HARTFORD LIFE INSURANCE COMPANY                                            5

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MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is Yield = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

                                     PART A

  GROUP VARIABLE ANNUITY CONTRACTS                [THE HARTFORD LOGO]
  ISSUED BY HARTFORD LIFE INSURANCE COMPANY
  WITH RESPECT TO SEPARATE ACCOUNT DC
  VARIABLE ACCOUNT-I AND SEPARATE ACCOUNT TWO

    This Prospectus sets forth information you should know before you purchase or become a Participant under the group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract.

    Hartford Life Insurance Company issues the Contracts in connection with Deferred Compensation Plans of tax-exempt and governmental employers. We can also issue the Contracts in connection with certain other non-qualified deferred compensation plans or certain Qualified Plans.

    We hold Contributions to Contracts issued in connection with Deferred Compensation Plans, or certain other nonqualified deferred compensation plans, in a Separate Account known as Hartford Life Insurance Company DC Variable Account-I ("DC-I") during the period before annuity payouts start. When annuity payouts start, Contract values are held in our Separate Account that is known as Hartford Life Insurance Company Separate Account Two ("DC-II"). The Contracts may also contain additional separate accounts not described in this Prospectus. These additional separate accounts are not required to be registered with the Securities and Exchange Commission.

    For Contracts issued in connection with Qualified Plans, we hold Contributions in DC-II during the period before annuity payouts start and during the period after annuity payouts start.

    The Contracts may contain a General Account option or a different General Account contract may be issued in conjunction with the Contracts. The General Account option or contract may contain restrictions. The General Account option or contract and these restrictions are not described in this Prospectus. The General Account option or contract is not required to be registered with the Securities and Exchange Commission ("SEC").

    We allocate the Contributions to the "Sub-Accounts" as directed by the Contract Owner or Participant, as applicable. Sub-Accounts are divisions of a Separate Account. The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE UNDERLYING FUNDS.

    The underlying Funds are listed below:

-   Calvert VP SRI Balanced Portfolio
-   Hartford Advisers HLS Fund -- Class IA
-   Hartford Capital Appreciation HLS Fund -- Class IA
-   Hartford Dividend and Growth HLS Fund -- Class IA
-   Hartford Index HLS Fund -- Class IA
-   Hartford International Opportunities HLS Fund -- Class IA
-   Hartford Money Market HLS Fund -- Class IA
-   Hartford Stock HLS Fund -- Class IA
-   Hartford Total Return Bond HLS Fund -- Class IA
-   Hartford U.S. Government Securities HLS Fund -- Class IA

    For more information on the underlying Funds see the section entitled "The Funds".

    If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

    The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

    This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

    This group variable annuity contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

--------------------------------------------------------------------------------


Prospectus Dated: May 2, 2011



Statement of Additional Information Dated: May 2, 2011

                               TABLE OF CONTENTS


SECTION                                                                PAGE
--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                                 3
FEE TABLE                                                                 5
SUMMARY                                                                   8
PERFORMANCE RELATED INFORMATION                                          10
HARTFORD LIFE INSURANCE COMPANY                                          10
THE SEPARATE ACCOUNTS                                                    11
THE FUNDS                                                                11
GENERAL ACCOUNT OPTION                                                   14
ADDITIONAL SEPARATE ACCOUNTS OFFERED UNDER THE CONTRACTS                 15
CONTRACT CHARGES                                                         16
 Sales Charge                                                            16
 Is there ever a time when the Sales Charge does not apply?              16
 Mortality and Expense Risk and Administrative Charge                    17
 Premium Taxes                                                           18
 Experience Rating under the Contracts                                   18
 Negotiated Charges and Fees                                             18
 Charges of the Funds                                                    18
 Plan Related Expenses                                                   18
THE CONTRACTS                                                            18
 The Contracts Offered                                                   18
 Purchase of a Contract                                                  19
 Contract Rights and Privileges and Assignments                          19
 Pricing and Crediting of Contributions                                  19
 May I make changes in the amounts of my Contribution?                   19
 Can I transfer from one Sub-Account to another?                         19
 What is a Sub-Account Transfer?                                         19
 What Happens When you Request a Sub-Account Transfer?                   19
 What Restrictions Are There on your Ability to Make a                   20
  Sub-Account Transfer?
 Fund Trading Policies                                                   21
 How are you affected by frequent Sub-Account Transfers?                 22
 General Account Option Transfers                                        22
 Telephone and Internet Transfers                                        22
 How do I know what my Participant Account is worth?                     23
 How are the underlying Fund shares valued?                              24
DEATH BENEFITS                                                           25
 Determination of the Beneficiary                                        25
 Death before the Annuity Commencement Date                              25
 Death on or after the Annuity Commencement Date                         25
SETTLEMENT PROVISIONS                                                    26
 Can payment of the Surrender value ever be postponed beyond the         26
  seven-day period?
 May I Surrender once Annuity Payouts have started?                      26
 What are Annuity Rights?                                                26
 How do I elect an Annuity Commencement Date and Annuity Payout          26
  Option?
 What is the minimum amount that I may select for an Annuity             27
  Payout?
 How are Contributions made to establish an Annuity Account?             27
 Can a Contract be suspended by a Contract Owner?                        27
 Annuity Payout Options                                                  27
 Systematic Withdrawal Option                                            28
 How are Variable Annuity Payouts determined?                            29
FEDERAL TAX CONSIDERATIONS                                               30
 A. General                                                              30
 B. Taxation of Hartford and the Separate Account                        30
 C. Diversification of the Separate Account                              31
 D. Tax Ownership of the Assets in the Separate Account                  31
 E. Non-Natural Persons as Owners                                        32
 F. Annuity Purchases by Nonresident Aliens and Foreign                  32
  Corporations
 G. Generation Skipping Transfer Tax                                     32
INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                     32
MORE INFORMATION                                                         41
 Can a Contract be modified?                                             41
 Can Hartford waive any rights under a Contract?                         41
 How Contracts Are Sold                                                  41
 Who is the custodian of the Separate Accounts' assets?                  43
 Are there any material legal proceedings affecting the Separate         43
  Accounts?
 How may I get additional information?                                   43
APPENDIX I -- ACCUMULATION UNIT VALUES                                   44
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION                46

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payouts.

ACCUMULATION UNITS: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, Connecticut 06144-1583.

ANNUITANT: The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payouts to you.

ANNUITY PERIOD: The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

DC VARIABLE ACCOUNT I OR DC-I: Our Separate Account, Hartford Life Insurance Company DC Variable Account-I.

DC-II: Our Separate Account, Hartford Life Insurance Company Separate Account
Two.

DEFERRED COMPENSATION PLAN: A plan established and maintained in accordance with the provisions of section 457 of the Code and the regulations issued thereunder.

DUE PROOF OF DEATH: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.

EMPLOYER: A governmental or tax-exempt employer maintaining a Deferred Compensation Plan for its employees or other eligible persons, or an employer sponsoring a Qualified Plan for its employees or a nonqualified deferred compensation plan for its employees or other eligible persons.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account option. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT: A term used to describe, for record keeping purposes, any employee, former employee or other eligible person with a Participant Account under a Contract.

PARTICIPANT ACCOUNT: An account to which the General Account values and the Separate Account Accumulation Units held by the Contract Owner on behalf of a Participant under the Contract are allocated.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PLAN: The Deferred Compensation Plan, other nonqualified deferred compensation plan or Qualified Plan of an Employer.

PREMIUM TAX: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.

QUALIFIED PLAN: A retirement plan of an Employer that qualifies for special tax treatment under section 401 of the Code.

SUB-ACCOUNT VALUE: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

SURRENDER: Any withdrawal of Contract values.

TERMINATION VALUE: The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date less any applicable Premium Taxes not already deducted and any applicable contingent deferred sales charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from on Valuation Day to the next.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE

    THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT A CONTRACT OWNER WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT. IN ADDITION TO THE FEES DESCRIBED BELOW, THE CONTRACT OWNER MAY DIRECT US TO DEDUCT ADDITIONAL FEES FOR CERTAIN PLAN RELATED EXPENSES (SEE "PLAN RELATED EXPENSES" UNDER THE SECTION ENTITLED "CONTRACT CHARGES").

    IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOUR PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Load imposed on Purchases (as a percentage of premium payments)                                     None
Transfer Fee (1)                                                                                            $5
Contingent Deferred Sales Charge (as a percentage of amounts Surrendered) (2)
  During the First through Second Year                                                                      5%
  During the Third through Fourth Year                                                                      4%
  During the Fifth Year                                                                                     3%
  During the Sixth Year                                                                                     2%
  During the Seventh Year                                                                                   1%
  During the Eighth Year and thereafter                                                                     0%

------------

(1) The Transfer Fee applies to each transfer in excess of 12 made in a Participant Contract Year. We currently waive the Transfer Fee.

(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this Prospectus.

    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE                                                                                      $0
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value) (DC-I) (3)
  Mortality and Expense Risk and Administrative Charge                                                   0.90%
  Total Separate Account Annual Expenses (DC-I)                                                          0.90%
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value) (DC-II)
  Mortality and Expense Risk and Administrative Charge                                                   1.25%
  Total Separate Account Annual Expenses (DC-II)                                                         1.25%

------------


(3) The Mortality and Expense Risk and Administrative Charge under Separate Account DC- I is 0.75% of the average daily Sub-Account values in DC-I for contract values under eligible Contracts that exceed $50 million.


    We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Annual Maintenance Fee, and Mortality and Expense Risk and Administrative Charge. (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees"). We may also deduct a charge for Premium Taxes at the time of Surrender.

    THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAILS CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.34%              0.91%
(expenses that are deducted from Sub-Account assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

EXAMPLE

    THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

    THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLES, HARTFORD ASSUMES A PARTICIPANT ACCOUNT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED.

    THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


     EXAMPLE -- 1.25% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE
     (DC-II)



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $735
3 years                                                                   $1,117
5 years                                                                   $1,515
10 years                                                                  $2,513



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $221
3 years                                                                     $683
5 years                                                                   $1,170
10 years                                                                  $2,513



     (3) If you do not Surrender your Contract:



1 year                                                                      $221
3 years                                                                     $683
5 years                                                                   $1,170
10 years                                                                  $2,513

     EXAMPLE -- 0.90% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE
     (DC-I)



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $701
3 years                                                                   $1,013
5 years                                                                   $1,338
10 years                                                                  $2,141



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                      $186
3 years                                                                     $574
5 years                                                                     $988
10 years                                                                  $2,141



     (3) If you do not Surrender your Contract:



1 year                                                                      $186
3 years                                                                     $574
5 years                                                                     $988
10 years                                                                  $2,141


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

    When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.

AVAILABLE INFORMATION

    We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

    You may read or copy these reports at the SEC's Public Reference Room at 100
F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts are group variable annuity contracts. They are issued in connection with a Deferred Compensation Plan. We can also issue the Contracts in connection with certain other non-qualified deferred compensation plans or certain Qualified Plans.

WHAT IS THE ACCUMULATION PERIOD?

    During the Accumulation Period under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of the Separate Accounts, as appropriate.

    During the Accumulation Period, a Contract Owner or a Participant may allocate monies held in the Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances (See "May I transfer assets between Sub-Accounts?").

WHAT ARE THE SALES CHARGES UNDER THE CONTRACT?

    You do not pay a sales charge at the time Contributions are made to the Contract. We may charge you a contingent deferred sales charge ("Sales Charge") when you partially or fully Surrender amounts held in your Participant Account under the Contract. The amount of the Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Participant's Contract Years that have been completed before the Surrender.

PARTICIPANT'S CONTRACT YEARS                                      SALES CHARGE
--------------------------------------------------------------------------------
During the First through the Second Year                                5%
During the Third through Fourth Year                                    4%
During the Fifth Year                                                   3%
During the Sixth Year                                                   2%
During the Seventh Year                                                 1%
During the Eighth Year and thereafter                                   0%

    We may reduce the amount or term of the Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    No deduction for Sales Charges will be made in certain cases (See "Is there ever a time when the Sales Charge does not apply?").

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values held in the Separate Accounts during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. The amount of the charge differs between DC-I and DC-II and, with respect to DC-I, depends on the value of the Contract:

                                                                 SEPARATE
                                                                  ACCOUNT
                                                            DC-I          DC-II
--------------------------------------------------------------------------------
Annual rate (Contract values of $50,000,000 or less):        0.90%         1.25%
Annual rate (Contract values in excess of $50,000,000):      0.75%         1.25%

    We will determine eligibility for the lower annual rate in DC-I based on the value of a Contract on the last day of each calendar quarter, each such day a "Test Date". To be eligible, the value of the Contract must exceed $50,000,000 on two successive Test Dates. A reduction in the charge for mortality, expense risk and administrative undertakings in DC-I requires a conversion period following a determination of eligibility. The conversion period will generally not exceed three months, depending on Contract Owner cooperation during the conversion period.

IS THERE A DEDUCTION FOR PREMIUM TAXES?

    We deduct premium taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay premium taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The premium tax rate varies by state or municipality and currently ranges from 0 - 3.5%.

IS THERE A DEATH BENEFIT?

    We will pay a Minimum Death Benefit if a Participant dies before the earlier of (1) the Participant's 65th birthday or (2) the Annuity Commencement Date. (See "Death Benefits.")

WHAT IS THE ANNUITY PERIOD?

    At the end of the Accumulation Period, we will allocate Contract values, less Premium Taxes if applicable, held with respect to Participants' Accounts as directed by the Contract Owner to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contracts. If applicable, we will also allocate any additional Contributions that a Contract Owner elects to make to the Annuitants' Accounts at the commencement of the Annuity Period, as directed by the Contract Owner.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

    When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment (all annuity options may not be available in all states or Contracts):

    LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

    LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

    JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders by the Annuitant are subject to the limitations set forth in the Contract and any applicable contingent deferred sales charges.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

                        PERFORMANCE RELATED INFORMATION

    Each Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of the Sub-Account's inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge and the highest charge for mortality, expense risk and administrative undertakings.

    The Separate Accounts may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNTS. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality, expense risk and administrative undertakings, and do not take into account contingent deferred sales charges. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

    If applicable, the Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

    A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level, including the charge for mortality, expense risk and administrative undertakings.

    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                             THE SEPARATE ACCOUNTS

    Hartford Life Insurance Company Separate Account DC Variable Account-I ("DC-I") and Hartford Life Insurance Company Separate Account Two ("DC-II") are where we set aside and invest assets of some of our annuity contracts, including the Contracts. We hold Contributions to Contracts issued in connection with Deferred Compensation Plans and certain other nonqualified deferred compensation plans in DC-I during the Accumulation Period and in DC-II during the Annuity Period. We hold Contributions to Contracts issued in connection with Qualified Plans in DC-II during both the Accumulation Period and the Annuity Period. The assets of DC-I and DC-II were transferred from Hartford Variable Annuity Life Insurance Company Separate Account DC-I and Separate Account DC-II, respectively, on December 31, 1987.

    Each Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Accounts or Hartford.

    Each Separate Account meets the definition of "separate account" under federal securities law. Each Separate Account holds only assets for variable annuity contracts. Each Separate Account, respectively:

       - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

       - Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

       - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

       - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

       - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNTS. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

                                   THE FUNDS

    The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each Fund's prospectus. Before investing, you should carefully read each Fund's prospectus along with this Prospectus.

    We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectuses and Statements of Additional Information, which may be ordered from us. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.

    THESE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.


SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE COMPANY
DEDICATED MUTUAL FUNDS:
CALVERT VARIABLE SERIES, INC.
 Calvert VP SRI Balanced Portfolio                 Seeks to achieve a competitive total    Calvert Investment Management Inc. New
                                                   return through an actively managed      Amsterdam, LLC
                                                   portfolio of stocks, bonds and money
                                                   market instruments which offer income
                                                   and capital growth opportunity and
                                                   which satisfy the investment and
                                                   social criteria
HARTFORD HLS SERIES FUND II, INC.
 Hartford U.S. Government Securities HLS Fund --   Seeks to maximize total return while    HL Investment Advisors, LLC
  Class IA                                         providing shareholders with a high      Sub-advised by Hartford Investment
                                                   level of current income consistent      Management Company
                                                   with prudent investment risk
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund -- Class IA            Seeks maximum long-term total return    HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Capital Appreciation HLS Fund -- Class   Seeks growth of capital                 HL Investment Advisors, LLC
  IA (a)                                                                                   Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Dividend and Growth HLS Fund -- Class    Seeks a high level of current income    HL Investment Advisors, LLC
  IA                                               consistent with growth of capital       Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Index HLS Fund -- Class IA               Seeks to provide high current income,   HL Investment Advisors, LLC
                                                   and long-term total return              Sub-advised by Hartford Investment
                                                                                           Management Company
 Hartford International Opportunities HLS Fund --  Seeks long-term growth of capital       HL Investment Advisors, LLC
  Class IA                                                                                 Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Money Market HLS Fund -- Class IA*       Maximum current income consistent with  HL Investment Advisors, LLC
                                                   liquidity and preservation of capital   Sub-advised by Hartford Investment
                                                                                           Management Company
 Hartford Stock HLS Fund -- Class IA               Seeks long-term growth of capital       HL Investment Advisors, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 Hartford Total Return Bond HLS Fund -- Class IA   Seeks a competitive total return, with  HL Investment Advisors, LLC
                                                   income as a secondary objective         Sub-advised by Hartford Investment
                                                                                           Management Company



* In a low interest rate environment, yields for money market Sub-Accounts, after deduction of Contract charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract value to a money market Sub-Account or participate in an Asset Allocation Program where Contract value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.



(a)  Closed to Contracts issued on or after 1/3/2005.



    MIXED AND SHARED FUNDING: Shares of the Funds are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

       - Notify the Contract Owner or Participant of any Fund shareholders' meeting if the shares held for the Contract may be voted;

       - Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

       - Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

       - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

       - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.

    During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.

    SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

    We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.


    FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: We want you to know that Hartford receives substantial fees and payments with respect to the underlying funds that are offered as Sub-Accounts to your Plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.45% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.


    We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by fund and Hartford may receive greater or less fees and payments depending on which variable investment options your Plan selects.

    For Example:

         As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the Plan's investment in the fund.

         If the Plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per Plan Participant Account invested in the investment option investing in the fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the Plan's investment in the fund.

    You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected, fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.

    Some of the Sub-Accounts available in the Contract invest in Funds that are part of our own affiliated family of funds. In addition to any fees and payments Hartford may receive with respect to those funds, one or more of our affiliates receives compensation from the funds, including among other things a management fee and 12b-1 fees from the funds.

    For information on which underlying funds pay Hartford such fees and at what level, please visit our website at retire.hartfordlife.com or call 1-800-874-2502, Option 4. Written information will be provided upon request.

    ENDORSEMENT FEES PAID BY HARTFORD: Hartford pays fees to the organizations listed below in exchange for an endorsement of our Contract. As part of the endorsement, Hartford is invited to participate in various programs, conferences and meetings offered through these organizations in order to allow us to market our Contract.

    Hartford also pays additional fees in order to sponsor certain programs offered through these organizations including the "Top Cop Awards" program and an annual "Pension and Benefits Seminar" offered to members of these organizations.

    For additional information on the amount of fees and payments made by Hartford, please call 1-800-874-2502, Option 4. Written information will be provided upon request.

    Organizations Receiving Endorsement Fee Payments from Hartford

    1. Peace Officers Research Association of California;

    2. The National Association of Police Officers;

    3. Florida Police Benevolent Association, Inc.;

    4. Police Benevolent & Protective Association of Illinois;

    5. Combined Law Enforcement Association of Texas; and

    6. The American Public Garden Association.

                             GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets. Contributions and Contract Values allocated to the General Account option are available to our general creditors.

    DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for the calendar quarter in which they are received. We determine the declared interest rate for any quarter. We may change the declared interest rate for any subsequent quarter at our discretion.

    We will guarantee the declared interest rate for any quarter to the end of that calendar year. Any change in the declared interest rate will be declared before the start of the quarter.

    GUARANTEED RATE OF INTEREST: For each subsequent calendar year, we will credit each Contribution with interest at a rate guaranteed for the entire year (the "Guaranteed Interest Rate"). The Guaranteed Interest Rate for a calendar year will be determined at the end of the preceding calendar year. We may, from time to time, credit interest at rates in excess of the Guaranteed Interest Rate.

    DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred or subject to a market value adjustment.

    THE GENERAL ACCOUNT IS SUBJECT TO THE COMPANY'S CLAIMS-PAYING ABILITY. INVESTORS MUST LOOK TO THE STRENGTH OF THE INSURANCE COMPANY WITH REGARD TO INSURANCE COMPANY GUARANTEES. OUR ABILITY TO HONOR ALL GUARANTEES UNDER THE CONTRACT IS SUBJECT TO OUR CLAIMS-PAYING CAPABILITIES AND/OR FINANCIAL STRENGTH.

                      ADDITIONAL SEPARATE ACCOUNTS OFFERED
                              UNDER THE CONTRACTS

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE CONTRACTS MAY CONTAIN ADDITIONAL SEPARATE ACCOUNTS. THE PORTION OF THE CONTRACT RELATING TO ADDITIONAL SEPARATE ACCOUNTS IS NOT REGISTERED UNDER THE 1933 ACT AND THE ADDITIONAL SEPARATE ACCOUNTS ARE NOT REGISTERED AS INVESTMENT COMPANIES UNDER THE 1940 ACT. NEITHER THE ADDITIONAL SEPARATE ACCOUNTS NOR ANY INTEREST IN THE ADDITIONAL SEPARATE ACCOUNTS IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING ANY OF THE ADDITIONAL SEPARATE ACCOUNTS. THE FOLLOWING DISCLOSURE ABOUT THE ADDITIONAL SEPARATE ACCOUNTS MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

    Additional separate accounts may be offered under the Contracts. These separate accounts and their sub-accounts are not described in this Prospectus. Contract fees and charges will generally apply, including contingent deferred sales charges, mortality expense risk and administrative charges, and other charges. These charges may be similar to or different from the fees and charges described in this Prospectus with respect to the Separate Accounts. If additional separate accounts are available under a Contract, you may allocate Contract values to sub-accounts within the additional separate accounts, subject to any restrictions that may apply. Call 1-800-528-9009 for more information on additional separate accounts.

                                CONTRACT CHARGES

    SALES CHARGE: The Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:

       -   the cost of preparing sales literature,

       - commissions and other compensation paid to broker dealers and their registered representatives, and

       -   other promotional and distribution related activities.

    If the Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.


    We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Participant Contract Years completed with respect to your Participant Account before the Surrender.


    The percentage used to calculate the contingent deferred Sales Charge is equal to:

                                                                SALES CHARGE
                                                              AS A PERCENTAGE
                                                               OF PARTICIPANT
                                                               ACCOUNT VALUE
PARTICIPANT'S CONTRACT YEARS                                    SURRENDERED
--------------------------------------------------------------------------------
During the First through the Second Year                                5%
During the Third through the Fourth Year                                4%
During the Fifth Year                                                   3%
During the Sixth Year                                                   2%
During the Seventh Year                                                 1%
During the Eighth Year and thereafter                                   0%

    We may reduce the amount or term of the Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    When you request a full Surrender, the Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Sales Charge).

    If you request a partial Surrender and ask for a specific dollar amount, the Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

IS THERE EVER A TIME WHEN THE SALES CHARGE DOES NOT APPLY?

    We will waive the Sales Charge for certain Eligible Surrenders. An Eligible Surrender is a withdrawal that is (1) made because of a Qualifying Event and (2) payable directly to the Participant, or if applicable, the Beneficiary. A Qualifying Event is the Participant's:

       -   death;

       -   financial hardship, as defined in the Plan;

       -   severance from employment; or

       -   retirement.

       - disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits).

    A transfer to a Plan funding vehicle issued by another investment provider is not an Eligible Surrender. The Sales Charge does not apply to a transfer of Contract values from this Contract to another group annuity contract issued by us or one of our affiliates. This waiver may not be available in all States.

    No deduction for the Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a Participant directed investment account under the Plan that you identify and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states or in all Contracts.

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values held in the Sub-Accounts. The amount of the charge differs between DC-I and DC-II and, with respect to DC-I, depends on the value of the Contract:

                                                                 SEPARATE
                                                                  ACCOUNT
                                                            DC-I          DC-II
--------------------------------------------------------------------------------
Annual rate (Contract values of $50,000,000 or less):        0.90%         1.25%
Annual rate (Contract values in excess of $50,000,000):      0.75%         1.25%

    We determine a Contract's eligibility for the lower charge in DC-I based on the value of the Contract on the last day of each calendar quarter. We call that day a "Test Date". To be eligible, the value of the Contract must exceed $50,000,000 on two successive Test Dates. A reduction in the mortality and expense risk and administrative charge in DC-I requires a conversion period following a determination of eligibility. The conversion period generally takes up to three months, depending on Contract Owner cooperation during the conversion period.

    The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

       - MORTALITY RISK DURING THE ACCUMULATION PERIOD: During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

       - MORTALITY RISK DURING THE ANNUITY PERIOD: Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

       - EXPENSE RISK: We also bear an expense risk that the Sales Charges collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

    Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

    We also provide various administrative support services for Plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.

    If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

    We may reduce the mortality and expense risk and administrative charge under the Contracts (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    PREMIUM TAXES: We reserve the right to a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Accounts under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Sales Charges, an increase in the rate of interest credited under the Contract, a payment to be allocated as directed by the Contract Owner, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors.

    NEGOTIATED CHARGES AND FEES: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

    CHARGES OF THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

    PLAN RELATED EXPENSES: We can agree with the Contract Owner to be directed to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan related expenses including, but not limited to, fees to consultants, auditors, counsel, Hartford and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include such amounts as an adjustment to the charge for administrative undertakings for a Separate Account.

                                 THE CONTRACTS

    THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts. They are designed to fund certain Deferred Compensation Plans established under section 457 of the Code for employees and other eligible service providers of states and their political subdivisions and certain other organizations exempt from taxation. The Contracts may also be issued in connection with certain other non-qualified deferred compensation plans or certain Qualified Plans.

    For Deferred Compensation Plans established under section 457 of the Code for the benefit of any organization that is exempt from the federal income tax, other than a governmental unit, all amounts of compensation deferred under the Plan, all property and rights purchased with such amounts, and all income attributable to such amounts, property, or rights, remain (until made available to a Participant or other Beneficiary) solely the property and the rights of the Contract Owner (without being restricted to the provision of benefits under the Plan), subject only to the claims of the Contract Owner's general creditors.

    For Deferred Compensation Plans that are Plans established under section 457(b) of the Code by a state, a political subdivision of a state, or any agency or instrumentality of a state or political subdivision of a state after August 20, 1996, the assets and income of the Plan must be held in trust for the exclusive benefit of the Participants and the Beneficiaries of the Plan. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Such Deferred Compensation Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to Deferred Compensation Plans under section 457(f) of the Code.

    It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.

    PURCHASE OF A CONTRACT: A single group Contract is issued to the Contract Owner, covering all present and future participating employees and other eligible persons providing services to the Employer. The Contracts provide for variable (Separate Account) Contributions and allocations to the General Account during the Accumulation Period. The Contract Owner can direct that a Participant Account be established for each Participant for purposes of determining benefits payable under the Plan.

    CONTRACT RIGHTS AND PRIVILEGES AND ASSIGNMENTS: The Contract belongs to the Contract Owner. However, under certain Deferred Compensation Plans, the Contract Owner must hold the Contract for the exclusive benefit of the Plan's Participants and Beneficiaries. The Contract Owner's rights and privileges may only be exercised in a manner that is consistent with the written Plan adopted by the Contract Owner. The Contract Owner's interest in the Contract may be assigned. However, amounts held under a Contract on behalf of a Participant are nontransferable and cannot be assigned.

    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

    If your application or other necessary information is incomplete when received, your initial Contribution will be credited to your Participant Account not later than two Valuation Days after the application is made complete. However, if an incomplete application is not made complete within five Valuation Days of its initial receipt, the Contribution will be immediately returned unless we inform the Contract Owner of the delay and the Contract Owner tells us not to return it.

    Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.

    MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?


    Yes. If the Plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Accounts. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.


    CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

    During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

    WHAT IS A SUB-ACCOUNT TRANSFER?

    A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

    WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

    Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

    In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

    We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

    For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

    WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

    FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. WE LIMIT EACH PARTICIPANTS TO ONE SUB-ACCOUNT TRANSFER REQUEST EACH VALUATION DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer," however, you cannot transfer the same Participant Account value more than once a Valuation Day.

FOR EXAMPLE:

       - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

       - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

       - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

    SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

    We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

    The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

    The Contracts provide for a Transfer Fee of $5 that applies to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee.

    We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

    THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

    FUND TRADING POLICIES

    Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

    We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund policies will be considered not in good order.

    In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

       - Certain types of financial intermediaries may not be required to provide us with shareholder information.

       - "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

       - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

       - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan contributions.

    POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

       - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

       - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

       - These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

       - In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

    HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

    We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.

    Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

    In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

    GENERAL ACCOUNT OPTION TRANSFERS

    You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

       - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

       - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

    In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

    These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

    As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

    TELEPHONE AND INTERNET TRANSFERS

    Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

    Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

    We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    Telephone or internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

    We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.


    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Money Market HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Money Market HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at semi-monthly, monthly or quarterly intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.



    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly or quarterly anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, your General Account value or the value of your Accumulation Units under the Hartford Money Market HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.


    Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".

    HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

    Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

    There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

    Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.

    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account is calculated by dividing (a) by (b) and multiplying (c) where:

    (a) is the net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day.

    (b) is the net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day.

    (c) is the daily factor representing the mortality and expense risk charge and any applicable administration charge deducted from the Sub-Account, adjusted for the number of days in the Valuation Period, and any other applicable charge.

    We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at retire.hartfordlife.com.

    HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.

                                 DEATH BENEFITS

    DETERMINATION OF THE BENEFICIARY -- The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:

       - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the Termination Value of your Participant Account determined as of the day we receive Due Proof of Death or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders. "Termination Value" means the value of a Participant's Account on any Valuation Day before the Annuity Commencement Date less any applicable Premium Taxes not already deducted and any applicable contingent deferred sales charges.

       - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary will receive the Termination Value of your Participant Account as of the date we receive Due Proof of Death at our Administrative Offices.

    CALCULATION OF THE DEATH BENEFIT -- If the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY(IES). DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS.

    If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

    You may apply the death benefit payment to any one of the Annuity payout options under DC-II (See "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (See "How are Contributions made to establish my Annuity Account?").

    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.

                             SETTLEMENT PROVISIONS

    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, the Contract Owner will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity Payout Options"). At any time in the interim, a Contract Owner may Surrender the Participant's Account for a lump sum cash settlement in accordance with 3. below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity Payout Options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the net Termination Value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable contingent deferred sales charges from the partial Surrender (See "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, see "Systematic Withdrawal Option."

    CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

    Except for Annuity payout Option 5 (on a variable basis), once Annuity payouts have commenced for an Annuitant, no Surrender of the Annuity benefit can be made for the purpose of receiving a partial withdrawal or a lump sum settlement. Any Surrender out of Option 5 will be subject to Sales Charges, if applicable.

    WHAT ARE ANNUITY RIGHTS?

    Annuity Rights entitle the Contract Owner to have Annuity payments made at the rates set forth in the Contract at the time of issue. Such rates are applicable to all amounts held in a Participant Account during the Accumulation Period which do not exceed a limit of five times the gross Contributions made to that Participant Account during the Accumulation Period. Any amounts in excess of this limit may be applied at Annuity rates then being offered by us.

    HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

    The Contract Owner selects an Annuity Commencement Date, usually between a Participant's 50th and 75th birthdays, and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 75th birthday, or an earlier date if prescribed by applicable law. In the absence of a written election to the contrary, the Annuity Commencement Date will be the first day of the month coinciding with or next following the Participant's 75th birthday.

    The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payouts are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.

    The contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Contract Owner does not elect otherwise, we reserve the right to begin Annuity payouts at age 75 under Option 2 with 120 monthly payments certain. Annuity payments will depend on the investment allocation of your Participant Account in effect on the Annuity Commencement Date. However, unless required by applicable law, we will not assume responsibility in determining or monitoring minimum distributions beginning at age 70 1/2 (see "Federal Tax Consequences").

    WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

    The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

    HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

    During the Annuity Period, Contract values and any allowable additional Contributions made by the Contract Owner for the purpose of effecting Annuity payments under the Contract are, based upon the information received from the Contract Owner, applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.

    At the end of the Accumulation Period there is an automatic transfer of all DC-I values from the Participant's Account to DC-II to establish an Annuitant's Account with respect to DC-II. Such a transfer is effected by a transfer of ownership of DC-I interests in the underlying securities to DC-II. The value of a Participant's Account that is transferred to DC-II will be without application of any sales charges or other expenses, with the exception of charges for any applicable Premium Taxes.

    CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

    A Contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A Contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a Contract. (See "Can a Contract be modified?") In this context, such modifications would have become effective on or before that anniversary.

    Upon suspension, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

ANNUITY PAYOUT OPTIONS:

    OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

(a)      =                                        total amount applied under the option
                                                    at the Annuity Commencement Date
              -------------------------------------------------------------------------------------------------------------
                                           Annuity Unit value at the Annuity Commencement Date
(b)      =       number of Annuity Units represented by each        x          number of monthly Annuity payouts made
                         monthly Annuity payout made

    The amount of the additional payment is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders are subject to the limitations set forth in the Contract and any applicable contingent deferred sales charges. (See "Contract Charges.")

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

    WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME.

SYSTEMATIC WITHDRAWAL OPTION:


    If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Sales Charge otherwise applicable is waived on SWO payments.


    Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary.

    A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

    We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Federal Tax Considerations".

    The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.

    HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

    Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

    Here is an example of how a Variable Annuity is determined:

                        ILLUSTRATION OF ANNUITY PAYOUTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

 A.  Net amount applied                                                                                 $139,782.50
 B.  Initial monthly income per $1,000 of payment applied                                                      6.13
 C.  Initial monthly payment (A x B / 1,000)                                                                $856.87
 D.  Annuity Unit Value                                                                                       3.125
 E.  Number of monthly annuity units (C / D)                                                                274.198
 F.  Assume annuity unit value for second month equal to                                                      2.897
 G.  Second monthly payment (F x E)                                                                         $794.35
 H.  Assume annuity unit value for third month equal to                                                       3.415
 I.  Third month payment (H x E)                                                                            $936.39

    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                           FEDERAL TAX CONSIDERATIONS

    WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

    This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

    THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

    Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

    The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

    In certain types of Contracts, the Code requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

       - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

       -   no more than 70% is represented by any two investments,

       -   no more than 80% is represented by any three investments and

       -   no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

    Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

    The IRS in Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

E. NON-NATURAL PERSONS AS OWNERS

    Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

       - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

       - A contract acquired by the estate of a decedent by reason of such decedent's death,

       - Certain contracts acquired with respect to tax-qualified retirement arrangements,

       - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

       - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

    A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

    Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. GENERATION SKIPPING TRANSFER TAX

    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

              INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

    The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

    THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

    The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

    We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

    In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a. TRADITIONAL IRAS

    Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

    You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

    IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b. SEP IRAS

    Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c. SIMPLE IRAS

    The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

    If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d. ROTH IRAS

    Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

    Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

    In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

    Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

    A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

       a.   after the employee reaches age 59 1/2;

       b.  upon the employee's separation from service;

       c.   upon the employee's death or disability;

       d. in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); or

       e. as a qualified reservist distribution upon certain calls to active duty.

    An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.

    Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

    Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


    Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount ($16,500 for 2011). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

    Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. ,Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

    Except under certain circumstances in the case of Roth IRAs, or Roth accounts in a Qualified Plan amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For Annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

    For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

    In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

    Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS

    Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

       (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

       (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

       (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

       (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

       (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

       (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

       (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

    In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

       (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

       (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

       (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

    If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

    For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b. RMDS AND 50% PENALTY TAX

    If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

    An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

       (i)  the calendar year in which the individual attains age 70 1/2, or


       (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.


    The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

       (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

       (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

    If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

    If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

    The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

    The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

    In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

    Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

    Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

    Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

    The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

    For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions to are met. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

    By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

    Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

    Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

    Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

    Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken

                                MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    On or after the fifth anniversary of any Contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a Contract, will continue to be applicable.

    We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

    CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

    HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the FINRA. The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, an affiliate of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.


    HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2010. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


    We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

    Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

    Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS


    Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy.

    Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

    Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS


    Subject to FINRA and Financial Intermediary rules, we and our affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.


    Additional Payments may be used for various purposes, and may take various forms, such as:

       - Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

       - Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

       - Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

       - Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

       - Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

       - "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

       - Occasional meals and entertainment, tickets to sporting events and other gifts.


    As of December 31, 2010, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer:


    Ameriprise Financial Services, Inc., Edward D. Jones & Co., L.P., Merrill Lynch Pierce Fenner & Smith, Morgan Stanley & Co., Inc. (various divisions and affiliates), NRP Financial, Inc., Woodbury Financial Services, Inc. (an affiliate of ours).

    Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.

    For the fiscal year ended December 31, 2010, Additional Payments for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $2.3 million.



    Financial Intermediaries that received Additional Payments in 2010, but do not have an ongoing contract for Additional Payments, are listed in the Statement of Additional Information.


    WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNTS' ASSETS?

    Hartford is the custodian of the Separate Accounts' assets.

    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNTS?


    There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


    HOW MAY I GET ADDITIONAL INFORMATION?

     Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

    You can also send inquiries to us electronically via the internet through our website at retire.hartfordlife.com.

FINANCIAL STATEMENTS

    You can find financial statements of the Separate Accounts and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

                     APPENDIX I -- ACCUMULATION UNIT VALUES

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNTS INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.

         MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE OF 0.90%
              (AS A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)


                                                                      YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                2010             2009             2008             2007             2006
---------------------------------------------------------------------------------------------------------------------------
DC-I
CALVERT VP SRI BALANCED PORTFOLIO
Accumulation unit value at beginning
 of period                                  $3.114           $2.508           $3.685           $3.619           $3.357
Accumulation unit value at end of
 period                                     $3.460           $3.114           $2.508           $3.685           $3.619
Number of accumulation units
 outstanding at end of period (in
 thousands)                                      1                1                2              117              121
HARTFORD ADVISERS HLS FUND
Accumulation unit value at beginning
 of period                                  $7.268           $5.629           $8.309           $7.862           $7.166
Accumulation unit value at end of
 period                                     $8.077           $7.268           $5.629           $8.309           $7.862
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     94               94               95              557              622
HARTFORD CAPITAL APPRECIATION HLS FUND
Accumulation unit value at beginning
 of period                                 $20.290          $14.055          $26.067          $22.514          $19.481
Accumulation unit value at end of
 period                                    $23.426          $20.290          $14.055          $26.067          $22.514
Number of accumulation units
 outstanding at end of period (in
 thousands)                                     18               19               20              256              312
HARTFORD DIVIDEND AND GROWTH HLS FUND
Accumulation unit value at beginning
 of period                                  $3.242           $2.623           $3.918           $3.652           $3.061
Accumulation unit value at end of
 period                                     $3.637           $3.242           $2.623           $3.918           $3.652
Number of accumulation units
 outstanding at end of period (in
 thousands)                                      3                6               16              270              354
HARTFORD INDEX HLS FUND
Accumulation unit value at beginning
 of period                                  $4.544           $3.635           $5.832           $5.594           $4.889
Accumulation unit value at end of
 period                                     $5.167           $4.544           $3.635           $5.832           $5.594
Number of accumulation units
 outstanding at end of period (in
 thousands)                                      4                4                4              208              205

                                                                   YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                                2005             2004             2003             2002             2001
--------------------------------------  ------------------------------------------------------------------------------
DC-I
CALVERT VP SRI BALANCED PORTFOLIO
Accumulation unit value at beginning
 of period                                  $3.206           $2.988           $2.527           $2.903           $3.147
Accumulation unit value at end of
 period                                     $3.357           $3.206           $2.988           $2.527           $2.903
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    122              269              277            1,492            2,376
HARTFORD ADVISERS HLS FUND
Accumulation unit value at beginning
 of period                                  $6.743           $6.559           $5.585           $6.537           $6.917
Accumulation unit value at end of
 period                                     $7.166           $6.743           $6.559           $5.585           $6.537
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    730            1,611            1,845           13,280           22,751
HARTFORD CAPITAL APPRECIATION HLS FUND
Accumulation unit value at beginning
 of period                                 $17.013          $14.381          $10.192          $12.807          $13.886
Accumulation unit value at end of
 period                                    $19.481          $17.013          $14.381          $10.192          $12.807
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    323            1,282            1,545            8,417           12,922
HARTFORD DIVIDEND AND GROWTH HLS FUND
Accumulation unit value at beginning
 of period                                  $2.915           $2.617           $2.082           $2.450           $2.576
Accumulation unit value at end of
 period                                     $3.061           $2.915           $2.617           $2.082           $2.450
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    428            1,696            2,028            8,734           10,227
HARTFORD INDEX HLS FUND
Accumulation unit value at beginning
 of period                                  $4.721           $4.315           $3.398           $4.421           $5.087
Accumulation unit value at end of
 period                                     $4.889           $4.721           $4.315           $3.398           $4.421
Number of accumulation units
 outstanding at end of period (in
 thousands)                                    233              935            1,411            7,421           11,155

                                                          YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                        2010           2009           2008           2007           2006
----------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
Accumulation unit value at
 beginning of period                $2.557         $1.933         $3.377         $2.674         $2.168
Accumulation unit value at end
 of period                          $2.901         $2.557         $1.933         $3.377         $2.674
Number of accumulation units
 outstanding at end of period
 (in thousands)                         15              9             13            531            516
HARTFORD MONEY MARKET HLS FUND
Accumulation unit value at
 beginning of period                $3.719         $3.750         $3.705         $3.562         $3.433
Accumulation unit value at end
 of period                          $3.685         $3.719         $3.750         $3.705         $3.562
Number of accumulation units
 outstanding at end of period
 (in thousands)                         11             11             13            273            115
HARTFORD STOCK HLS FUND
Accumulation unit value at
 beginning of period               $18.008        $12.839        $22.780        $21.705        $19.102
Accumulation unit value at end
 of period                         $20.489        $18.008        $12.839        $22.780        $21.705
Number of accumulation units
 outstanding at end of period
 (in thousands)                          6              6              6             74             89
HARTFORD TOTAL RETURN BOND HLS
 FUND
Accumulation unit value at
 beginning of period                $7.954         $6.978         $7.623         $7.348         $7.075
Accumulation unit value at end
 of period                          $8.475         $7.954         $6.978         $7.623         $7.348
Number of accumulation units
 outstanding at end of period
 (in thousands)                          9             11             12             91            154
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
Accumulation unit value at
 beginning of period               $10.156         $9.913        $10.700             --             --
Accumulation unit value at end
 of period                         $10.447        $10.156         $9.913             --             --
Number of accumulation units
 outstanding at end of period
 (in thousands)                         15             14             15             --             --

                                                        YEAR ENDED DECEMBER 31,
SUB-ACCOUNT                        2005           2004           2003           2002           2001
-------------------------------  ---------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
Accumulation unit value at
 beginning of period                $1.909         $1.631         $1.237         $1.520         $1.888
Accumulation unit value at end
 of period                          $2.168         $1.909         $1.631         $1.237         $1.520
Number of accumulation units
 outstanding at end of period
 (in thousands)                        275            868          1,054          4,747          7,084
HARTFORD MONEY MARKET HLS FUND
Accumulation unit value at
 beginning of period                $3.368         $3.367         $3.372         $3.353         $3.257
Accumulation unit value at end
 of period                          $3.433         $3.368         $3.367         $3.372         $3.353
Number of accumulation units
 outstanding at end of period
 (in thousands)                        118            240            303          2,912          4,141
HARTFORD STOCK HLS FUND
Accumulation unit value at
 beginning of period               $17.583        $17.032        $13.588        $18.100        $20.809
Accumulation unit value at end
 of period                         $19.102        $17.583        $17.032        $13.588        $18.100
Number of accumulation units
 outstanding at end of period
 (in thousands)                        108            538            706          4,707          8,002
HARTFORD TOTAL RETURN BOND HLS
 FUND
Accumulation unit value at
 beginning of period                $6.968         $6.721         $6.288         $5.764         $5.351
Accumulation unit value at end
 of period                          $7.075         $6.968         $6.721         $6.288         $5.764
Number of accumulation units
 outstanding at end of period
 (in thousands)                        162            409            468          3,133          3,479
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
Accumulation unit value at
 beginning of period                    --             --             --             --             --
Accumulation unit value at end
 of period                              --             --             --             --             --
Number of accumulation units
 outstanding at end of period
 (in thousands)                         --             --             --             --             --

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION


SECTION                                                                    PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION                                                          2
 Safekeeping of Assets                                                       2
 Experts                                                                     2
 Non-Participating                                                           2
 Misstatement of Age or Sex                                                  2
 Principal Underwriter                                                       2
 Additional Payments                                                         2
PERFORMANCE RELATED INFORMATION                                              4
 Total Return for all Sub-Accounts                                           4
 Yield for Sub-Accounts                                                      4
 Money Market Sub-Accounts                                                   5
 Additional Materials                                                        5
 Performance Comparisons                                                     5
FINANCIAL STATEMENTS                                                       SA-1

    To obtain a Statement of Additional Information, complete the form below and mail to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583


    Please send a Statement of Additional Information for Separate Account DC-I and Separate Account Two (DC-II) (Form HV-2138-18) to me at the following address:


----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

             DC VARIABLE ACCOUNT I AND SEPARATE ACCOUNT TWO (DC-II)

                        GROUP VARIABLE ANNUITY CONTRACTS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, CT 06144-1583.


Date of Prospectus: May 2, 2011
Date of Statement of Additional Information: May 2, 2011


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    5
  Additional Materials                                                         5
  Performance Comparisons                                                      5
FINANCIAL STATEMENTS                                                        SA-1

2                                            HARTFORD LIFE INSURANCE COMPANY

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GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.


EXPERTS



The consolidated financial statements of Hartford Life Insurance Company (the "Company") as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 25, 2011 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010, for other-than-temporary impairments as required by accounting guidance adopted in 2009, and for the fair value measurement of financial instruments as required by accounting guidance adopted in 2008) and the statements of assets and liabilities of Hartford Life Insurance Company DC Variable Account-I and Hartford Life Insurance Company Separate Account Two as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 30, 2011, which reports are each included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



NON-PARTICIPATING


The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the Financial Industry Regulatory Authority, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. for the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2010: $6,027,647; 2009: $31,498; and 2008: $8,692,666.


ADDITIONAL PAYMENTS


As stated in the Prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the Prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in 2010 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



A & F Financial Securities, Inc., Addison Avenue Federal C. U., AIG Financial Advisors, AIG Retirement Advisors, Inc., AIM Distributors, Inc., Allen & Company of Florida, Inc., Alliance Bernstein Investments, Inc., Amcore Investment

HARTFORD LIFE INSURANCE COMPANY                                            3

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Services, Inc., American Capital Partners LLC, American Investors Company, American Portfolios Financial Services, Ameriprise Financial Services, Inc., Ameritas Investment Corp., Amtrust Bank, Amtrust Investment Services, Inc., Anchor Bank, Anderson & Strudwick, Inc., Arvest Asset Management, Arvest Bank, Associated Bank, NA, Associated Investment Services, Inc., AXA Advisors, LLC, Banc of America Investment Services, Inc., Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank of Oklahoma, NA., Bank of the West, Bank Securities Association, Bankers & Investors Co., BankWest, Inc., Baxter CU, BB&T Investment Services, Inc., BCG Securities, Inc., Beneficial Investment Services, Bernard Herold & Co., Inc., BOSC, Inc., BPU Investment Management, Inc., Brewer Financial Services, LLC, Bruce A. Lefavi Securities, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cambridge Legacy Sec., LLC, Cantella & Co., Inc., Capital Analysts, Inc., Capital Investment Group, Inc., Capital One Investments Services LLC, Carolina First Bank, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., Charles Schwab & Company, Inc, Chase Investments Services, Corp., Citadel Federal Credit Union, Citigroup Global Markets, Inc., City Securities Corporation, Columbia Bank, Comerica Securities, Commerce Brokerage Services, Inc., Commonwealth Financial Network, Compass Bank, Compass Brokerage, Inc., Crowell, Weedon & Co., Crown Capital Securities, LLP, CUE, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, Delta Equity Services Corp., Diversified Resources, LLC, Dominion Investor Services, Inc., Donnelly Steen & Co., Eagle One Investments, LLC, Edward Jones, Emerson Equity, LLC, Essex Financial Services, Inc., Essex National Securities, Inc., Essex Savings Bank, Fairport Capital, Inc., FCG Advisors, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp., Financial Security Management, Inc., Fintegra LLC, First Allied Securities, First Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Commonwealth Bank, First Heartland Capital, Inc., First Liberty National Bank, First Midwest Securities, First National Bank of Omaha, First Niagara Bank, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities, Inc., FNIC F.I.D. Div., Foothill Securities, Inc., Foresters Equity Services, Inc., Franklin Templeton Dist., Inc., Frost Brokerage Services Inc., FSC Securities Corporation, FSIC, Fulton Bank, Fulton Financial Corp., GBS Financial Corp., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., Gold Coast Securities, Inc., Great American Advisors, Inc., Greylock Federal Credit Union, Gunnallen Financial, Inc., GWN Securities, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbour Investments, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, Hazlett, Burt & Watson, Inc., Hefren -- Tillotson / Masterplan, Hightower Securities LLC, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities (USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., Independent Financial Group, LLC, Indiana Merchant Banking & Brok., Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, InterSecurities Inc., Intervest Inter. Equities Corp., INVEST Financial Corporation, INVEST / Johnson Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., Joseph Gunnar & Co. LLC, KeyBank, NA, Key Investment Services, LLC., Kinecta Credit Union, KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, L.O. Thomas & Company, LaSalle Street Securities, Inc., Leigh Baldwin & Co., LLC, Liberty Group, LLC, Lincoln Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., Long Island Financial Group. LPL Financial Corporation, LPL Financial Services, LSY, Inc., M Holdings Securities, Inc., M & T Bank, M & T Securities, Inc., Manufacturers Bank & Trust Co., MB Financial Bank, NA, Merrill Lynch Inc., MetLife Securities, Inc., MidAmerica Financial Services, Inc., Money Concepts Capital Corp., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc., Morgan Stanley Smith Barney, Multi-Financial Securities Corp., Multiple Financial Services, Inc., Mutual Securities, Inc., Mutual Service Corp., National Penn Investors Trust, National Planning Corporation, National Securities Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, NBC Securities, Inc., New England Securities Corp., NewAlliance Investments, Inc., Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., Northeast Securities, Inc., Northwestern Mutual Inv. Services, NRP Financial, Inc., Nutmeg Securities, Ltd., nuVision Financial Federal CU, OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Pacific West Securities, Inc., Park Avenue Securities, LLC, Peak Investment, Peoples Securities, Inc., Pershing, PlanMember Securities Corp., PNC Bank Corp., PNC Investments LLC, Poca Valley Bank, Inc., Premier America Credit Union, Prime Capital Services, Inc., PrimeVest Financial Services, Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBC Dain FID Division, RBS Citizens, NA, Regal Securities, Inc., Resource Horizons Group, LLC, Robert W. Baird & Co., Inc., Rogan & Associates, Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Sanders Morris Harris, Inc., SchoolsFirst FCU, Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc.,

4                                            HARTFORD LIFE INSURANCE COMPANY

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Securities Service Network, Inc., Sigma Financial Corporation, Signature Bank, Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, South Valley Wealth Management, Southwest Securities, Inc., Sovereign Bank, Spectrum Capital Inc., StellarOne Wealth Management, Stephens, Inc., Sterne Agee & Leach, inc., Stifel, Nicolaus & Co., Inc., Summit Brokerage Services Inc., Summitalliance Securities, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Susquehanna Bank, SWBC Investment Company, Symetra Investment Services, Inc., Synergy Investment Group, Synovus Securities, TD Ameritrade, Inc., TD Bancnorth, National Association, TFS Securities, Inc., The Golden 1 Credit Union, The Huntington Investment Co., The Winning Edge Financial Group, Thrasher & Company, Thurston, Springer, Miller, Herd, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Triangle Securities LLC, Trustmont Financial Group, Inc., UBS Financial Services, Inc., UMB Bank, NA, UMB Financial Services, Inc., Union Bank & Trust, Union Bank of California, NA, Union Savings Bank, UnionBanc Investment Services, United Bank, United Bank, Inc., United Brokerage Services, Inc., US Bancorp FID, US Bancorp Investments, US Bank, NA, UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Wachovia ISG Platform, Waddell & Reed, Inc., Wall Street Financial Group, Walnut Street Securities, Inc., Waterstone Financial Group, Inc., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., Wells Fargo Investments, Wells Federal Bank, WesBanco Bank, Inc., WesBanco Securities, Inc., Wescom Financial Services, Westamerica Bank, Western Federal Credit Union, Western International Securities, WFG Investments, Inc., Woodbury Financial Services, Inc., Workman Securities Corp. and WRP Investments, Inc.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred sales charge and any applicable administrative charge.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

HARTFORD LIFE INSURANCE COMPANY                                            5

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MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF HARTFORD LIFE INSURANCE COMPANY
DC VARIABLE ACCOUNT ONE AND THE BOARD OF DIRECTORS OF
HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company DC Variable Account One (the "Account") as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2010, by correspondence with the fund managers, where replies were not received from the fund managers; we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life Insurance Company DC Variable Account One as of December 31, 2010, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 30, 2011

DC VARIABLE ACCOUNT - I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2010

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                                ALLIANCEBERNSTEIN VPS
                                    INTERNATIONAL          AMERICAN FUNDS         CALVERT VP SRI
                                     VALUE FUND             GROWTH FUND         BALANCED PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         3,278                     799                 89,127
                                     ===========            ============            ===========
  Cost                                   $58,750                 $36,628               $155,023
                                     ===========            ============            ===========
  Market Value                           $48,410                 $43,437               $151,070
 Due from Hartford Life
  Insurance Company                           --                      --                     --
 Receivable from fund shares
  sold                                         1                       1                      4
 Other assets                                 --                       1                     --
                                     -----------            ------------            -----------
 Total Assets                             48,411                  43,439                151,074
                                     -----------            ------------            -----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            1                       1                      4
 Payable for fund shares
  purchased                                   --                      --                     --
 Other liabilities                            --                      --                     --
                                     -----------            ------------            -----------
 Total Liabilities                             1                       1                      4
                                     -----------            ------------            -----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                            $48,410                 $43,438               $151,070
                                     ===========            ============            ===========
Units Owned by Participants                6,154                   4,115                 43,666
Unit Fair Value #                      $7.866812              $10.556279              $3.459697

#  Rounded unit values

(a)  Formerly Calvert Social Balances Portfolio. Change effective May 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 FIDELITY(R) VIP II         FIDELITY VIP            FIDELITY VIP
                                   CONTRAFUND(R)            FREEDOM 2015           FREEDOM INCOME
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         3,957                     108                     107
                                    ============            ============            ============
  Cost                                  $112,955                  $1,093                  $1,105
                                    ============            ============            ============
  Market Value                           $94,491                  $1,152                  $1,097
 Due from Hartford Life
  Insurance Company                           --                      --                      --
 Receivable from fund shares
  sold                                         2                      --                      --
 Other assets                                 --                      --                      --
                                    ------------            ------------            ------------
 Total Assets                             94,493                   1,152                   1,097
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            2                      --                      --
 Payable for fund shares
  purchased                                   --                      --                      --
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total Liabilities                             2                      --                      --
                                    ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                   $94,491                  $1,152                  $1,097
                                    ============            ============            ============
Units Owned by Participants                8,638                      73                      86
Unit Fair Value #                     $10.939085              $15.679086              $12.769848

                                                              FRANKLIN                HARTFORD
                                    FIDELITY VIP               INCOME                 ADVISERS
                                  FUNDSMANAGER 85%        SECURITIES FUND             HLS FUND
                                  SUB-ACCOUNT (B)           SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                           548                   3,813                 110,204
                                    ============            ============            ============
  Cost                                    $4,480                 $57,261              $2,101,265
                                    ============            ============            ============
  Market Value                            $5,028                 $56,506              $2,129,369
 Due from Hartford Life
  Insurance Company                           --                      --                      --
 Receivable from fund shares
  sold                                        --                       1                   2,079
 Other assets                                 --                      --                       4
                                    ------------            ------------            ------------
 Total Assets                              5,028                  56,507               2,131,452
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                       1                   2,079
 Payable for fund shares
  purchased                                   --                      --                      --
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total Liabilities                            --                       1                   2,079
                                    ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                    $5,028                 $56,506              $2,129,373
                                    ============            ============            ============
Units Owned by Participants                  288                   4,641                 263,622
Unit Fair Value #                     $17.457487              $12.175651               $8.077340

(b) Funded as of January 21, 2010.

DC VARIABLE ACCOUNT - I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      HARTFORD           HARTFORD           HARTFORD
                                        TOTAL            CAPITAL            DIVIDEND
                                     RETURN BOND       APPRECIATION        AND GROWTH
                                      HLS FUND           HLS FUND           HLS FUND
                                     SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        51,346            150,494             73,608
                                     ===========       ============       ============
  Cost                                  $625,165         $6,631,785         $1,394,291
                                     ===========       ============       ============
  Market Value                          $559,467         $6,374,855         $1,435,307
 Due from Hartford Life
  Insurance Company                           --                 --                 --
 Receivable from fund shares
  sold                                     1,028              5,434              4,841
 Other assets                                 --                 --                 --
                                     -----------       ------------       ------------
 Total Assets                            560,495          6,380,289          1,440,148
                                     -----------       ------------       ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        1,028              5,434              4,841
 Payable for fund shares
  purchased                                   --                 --                 --
 Other liabilities                            --                 --                 --
                                     -----------       ------------       ------------
 Total Liabilities                         1,028              5,434              4,841
                                     -----------       ------------       ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $559,467         $6,374,855         $1,435,307
                                     ===========       ============       ============
Units Owned by Participants               66,013            272,125            394,661
Unit Fair Value #                      $8.475042         $23.426204          $3.636809

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                           HARTFORD
                                 HARTFORD           HARTFORD             INTERNATIONAL
                                  GROWTH             INDEX               OPPORTUNITIES
                                 HLS FUND           HLS FUND               HLS FUND
                               SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      567             40,583                 48,604
                               ============       ============            ===========
  Cost                               $5,675         $1,212,995               $503,067
                               ============       ============            ===========
  Market Value                       $6,813         $1,063,262               $605,691
 Due from Hartford Life
  Insurance Company                      --                 64                     15
 Receivable from fund shares
  sold                                   --                 --                     --
 Other assets                            --                 --                     --
                               ------------       ------------            -----------
 Total Assets                         6,813          1,063,326                605,706
                               ------------       ------------            -----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                      --                 --                     --
 Payable for fund shares
  purchased                              --                 64                     15
 Other liabilities                       --                 --                     --
                               ------------       ------------            -----------
 Total Liabilities                       --                 64                     15
                               ------------       ------------            -----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $6,813         $1,063,262               $605,691
                               ============       ============            ===========
Units Owned by Participants             645            205,777                208,794
Unit Fair Value #                $10.563302          $5.167074              $2.900906


                                     HARTFORD                HARTFORD           HARTFORD
                                   MONEY MARKET          SMALLCAP GROWTH         STOCK
                                     HLS FUND                HLS FUND           HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      326,726                   1,367             50,399
                                    ===========            ============       ============
  Cost                                 $326,726                 $24,497         $2,193,507
                                    ===========            ============       ============
  Market Value                         $326,726                 $29,218         $2,065,570
 Due from Hartford Life
  Insurance Company                          --                      --                 --
 Receivable from fund shares
  sold                                        8                       1              3,195
 Other assets                                --                      --                  1
                                    -----------            ------------       ------------
 Total Assets                           326,734                  29,219          2,068,766
                                    -----------            ------------       ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           8                       1              3,195
 Payable for fund shares
  purchased                                  --                      --                 --
 Other liabilities                           --                      --                 --
                                    -----------            ------------       ------------
 Total Liabilities                            8                       1              3,195
                                    -----------            ------------       ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $326,726                 $29,218         $2,065,571
                                    ===========            ============       ============
Units Owned by Participants              88,658                   2,707            100,815
Unit Fair Value #                     $3.685228              $10.791573         $20.488691

DC VARIABLE ACCOUNT - I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       HARTFORD                              INVESCO
                                   U.S. GOVERNMENT       VAN KAMPEN      VAN KAMPEN V.I.
                                      SECURITIES          UIF U.S.          EQUITY AND
                                       HLS FUND         REAL ESTATE        INCOME FUND
                                     SUB-ACCOUNT         PORTFOLIO       SUB-ACCOUNT (D)
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         15,213              1,353              1,731
                                     ============       ============       ============
  Cost                                   $163,293            $14,438            $22,563
                                     ============       ============       ============
  Market Value                           $159,058            $17,370            $24,321
 Due from Hartford Life
  Insurance Company                            --                 --                 --
 Receivable from fund shares
  sold                                          4                 --                  1
 Other assets                                  --                 --                  1
                                     ------------       ------------       ------------
 Total Assets                             159,062             17,370             24,323
                                     ------------       ------------       ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                             4                 --                  1
 Payable for fund shares
  purchased                                    --                 --                 --
 Other liabilities                             --                 --                 --
                                     ------------       ------------       ------------
 Total Liabilities                              4                 --                  1
                                     ------------       ------------       ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                            $159,058            $17,370            $24,322
                                     ============       ============       ============
Units Owned by Participants                15,225              1,665              2,091
Unit Fair Value #                      $10.447182         $10.431022         $11.629829

#  Rounded unit values

(c)  Not used.

(d) Formerly Van Kampen -- UIF Equity and Income Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    UIF MID CAP             OPPENHEIMER              PUTNAM VT
                                       GROWTH                  GLOBAL                SMALL CAP
                                     PORTFOLIO            SECURITIES FUND              VALUE
                                  SUB-ACCOUNT (E)           SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        13,197                     995                  4,398
                                    ============            ============            ===========
  Cost                                  $137,102                 $29,678                $40,270
                                    ============            ============            ===========
  Market Value                          $158,491                 $29,889                $60,609
 Due from Hartford Life
  Insurance Company                           --                      --                     --
 Receivable from fund shares
  sold                                         4                       1                      2
 Other assets                                 --                      --                     --
                                    ------------            ------------            -----------
 Total Assets                            158,495                  29,890                 60,611
                                    ------------            ------------            -----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            4                       1                      2
 Payable for fund shares
  purchased                                   --                      --                     --
 Other liabilities                            --                      --                     --
                                    ------------            ------------            -----------
 Total Liabilities                             4                       1                      2
                                    ------------            ------------            -----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                  $158,491                 $29,889                $60,609
                                    ============            ============            ===========
Units Owned by Participants               12,146                   2,797                  6,759
Unit Fair Value #                     $13.048957              $10.684275              $8.967237

                                               PIONEER
                                PIMCO VIT      MID CAP        ROYCE
                               REAL RETURN    VALUE VCT     SMALL-CAP
                                PORTFOLIO     PORTFOLIO     PORTFOLIO
                               SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
-----------------------------  ----------------------------------------
ASSETS:
 Investments:
  Number of Shares                    2,982         3,378         7,109
                               ============  ============  ============
  Cost                              $36,777       $43,487       $63,423
                               ============  ============  ============
  Market Value                      $39,184       $56,850       $74,289
 Due from Hartford Life
  Insurance Company                      --            --            --
 Receivable from fund shares
  sold                                    1             1             2
 Other assets                            --            --            --
                               ------------  ------------  ------------
 Total Assets                        39,185        56,851        74,291
                               ------------  ------------  ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       1             1             2
 Payable for fund shares
  purchased                              --            --            --
 Other liabilities                       --            --            --
                               ------------  ------------  ------------
 Total Liabilities                        1             1             2
                               ------------  ------------  ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities              $39,184       $56,850       $74,289
                               ============  ============  ============
Units Owned by Participants           2,999         5,336         6,391
Unit Fair Value #                $13.064726    $10.653284    $11.624038

(e) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

DC VARIABLE ACCOUNT - I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  VICTORY
                                  VARIABLE
                                 INSURANCE           INVESCO
                                DIVERSIFIED      VAN KAMPEN V. I.
                                 STOCK FUND       COMSTOCK FUND
                                SUB-ACCOUNT      SUB-ACCOUNT (F)
--------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     1,028                432
                                ============       ============
  Cost                               $11,526             $4,803
                                ============       ============
  Market Value                       $10,053             $5,046
 Due from Hartford Life
  Insurance Company                       --                 --
 Receivable from fund shares
  sold                                    --                 --
 Other assets                              1                  1
                                ------------       ------------
 Total Assets                         10,054              5,047
                                ------------       ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       --                 --
 Payable for fund shares
  purchased                               --                 --
 Other liabilities                        --                 --
                                ------------       ------------
 Total Liabilities                        --                 --
                                ------------       ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                        $10,054             $5,047
                                ============       ============
Units Owned by Participants              988                499
Unit Fair Value #                 $10.173918         $10.119897

#  Rounded unit values

(f)  Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

DC VARIABLE ACCOUNT - I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN
                                   INTERNATIONAL       AMERICAN FUNDS        CALVERT VP SRI
                                    VALUE FUND           GROWTH FUND       BALANCED PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (A)
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,226                 $276                 $2,062
                                      -------              -------              ---------
EXPENSE:
 Administrative charges                    --                   --                     (6)
 Mortality and Expense Risk
  charges                                (389)                (327)                (1,242)
                                      -------              -------              ---------
  Net investment income (loss)            837                  (51)                   814
                                      -------              -------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (395)                 596                    202
 Net realized gain on
  distributions                            --                   --                     --
                                      -------              -------              ---------
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                  1,067                6,322                 13,880
                                      -------              -------              ---------
  Net gain (loss) on
   investments                            672                6,918                 14,082
                                      -------              -------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,509               $6,867                $14,896
                                      =======              =======              =========

(a)  Formerly Calvert Social Balances Portfolio. Change effective May 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               FIDELITY(R) VIP II     FIDELITY VIP        FIDELITY VIP
                                  CONTRAFUND(R)       FREEDOM 2015       FREEDOM INCOME
                                   SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,067               $21                 $18
                                    ---------             -----               -----
EXPENSE:
 Administrative charges                    --                --                  --
 Mortality and Expense Risk
  charges                                (728)              (10)                (10)
                                    ---------             -----               -----
  Net investment income
   (loss)                                 339                11                   8
                                    ---------             -----               -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   555                --                  --
 Net realized gain on
  distributions                            39                13                  28
                                    ---------             -----               -----
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                 12,540                96                  28
                                    ---------             -----               -----
  Net gain (loss) on
   investments                         13,134               109                  56
                                    ---------             -----               -----
  Net increase (decrease) in
   net assets resulting from
   operations                         $13,473              $120                 $64
                                    =========             =====               =====

                                                          FRANKLIN             HARTFORD
                                   FIDELITY VIP            INCOME              ADVISERS
                                 FUNDSMANAGER 85%      SECURITIES FUND         HLS FUND
                                  SUB-ACCOUNT (B)        SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $47                $3,977               $29,129
                                       -----               -------            ----------
EXPENSE:
 Administrative charges                   --                    (4)                  (34)
 Mortality and Expense Risk
  charges                                (31)                 (507)              (18,327)
                                       -----               -------            ----------
  Net investment income
   (loss)                                 16                 3,466                10,768
                                       -----               -------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  239                   373               (37,556)
 Net realized gain on
  distributions                           14                    --                    --
                                       -----               -------            ----------
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                   548                 2,656               241,852
                                       -----               -------            ----------
  Net gain (loss) on
   investments                           801                 3,029               204,296
                                       -----               -------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $817                $6,495              $215,064
                                       =====               =======            ==========

(b) Funded as of January 21, 2010.

DC VARIABLE ACCOUNT - I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     HARTFORD              HARTFORD              HARTFORD
                                       TOTAL               CAPITAL               DIVIDEND
                                    RETURN BOND          APPRECIATION           AND GROWTH
                                     HLS FUND              HLS FUND              HLS FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $23,402               $44,347               $26,171
                                     ---------            ----------            ----------
EXPENSE:
 Administrative charges                    (21)                  (92)                  (29)
 Mortality and Expense Risk
  charges                               (4,950)              (53,136)              (12,372)
                                     ---------            ----------            ----------
  Net investment income (loss)          18,431                (8,881)               13,770
                                     ---------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  9,733               (77,325)               (1,665)
 Net realized gain on
  distributions                             --                    --                    --
                                     ---------            ----------            ----------
 Net unrealized appreciation
  (depreciation) of
  investments during the year            7,439               962,631               141,462
                                     ---------            ----------            ----------
  Net gain (loss) on
   investments                          17,172               885,306               139,797
                                     ---------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $35,603              $876,425              $153,567
                                     =========            ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             HARTFORD
                                   HARTFORD             HARTFORD           INTERNATIONAL
                                    GROWTH               INDEX             OPPORTUNITIES
                                   HLS FUND             HLS FUND             HLS FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1               $17,095               $6,810
                                    -------            ----------            ---------
EXPENSE:
 Administrative charges                  --                   (35)                 (20)
 Mortality and Expense Risk
  charges                               (46)               (8,848)              (4,992)
                                    -------            ----------            ---------
  Net investment income
   (loss)                               (45)                8,212                1,798
                                    -------            ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  --                 8,443                  179
 Net realized gain on
  distributions                          --                    --                   --
                                    -------            ----------            ---------
 Net unrealized appreciation
  (depreciation) of
  investments during the year         1,066               113,399               69,355
                                    -------            ----------            ---------
  Net gain (loss) on
   investments                        1,066               121,842               69,534
                                    -------            ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $1,021              $130,054              $71,332
                                    =======            ==========            =========


                                    HARTFORD             HARTFORD               HARTFORD
                                  MONEY MARKET        SMALLCAP GROWTH            STOCK
                                    HLS FUND             HLS FUND               HLS FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                 $ --                 $22,520
                                    --------              -------              ----------
EXPENSE:
 Administrative charges                   (6)                  --                     (27)
 Mortality and Expense Risk
  charges                             (3,816)                (126)                (17,253)
                                    --------              -------              ----------
  Net investment income
   (loss)                             (3,822)                (126)                  5,240
                                    --------              -------              ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   --                1,075                 (30,321)
 Net realized gain on
  distributions                           --                   --                      --
                                    --------              -------              ----------
 Net unrealized appreciation
  (depreciation) of
  investments during the year             --                3,985                 273,065
                                    --------              -------              ----------
  Net gain (loss) on
   investments                            --                5,060                 242,744
                                    --------              -------              ----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(3,822)              $4,934                $247,984
                                    ========              =======              ==========

DC VARIABLE ACCOUNT - I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      HARTFORD                                  INVESCO
                                  U.S. GOVERNMENT         VAN KAMPEN        VAN KAMPEN V.I.
                                     SECURITIES            UIF U.S.           EQUITY AND
                                      HLS FUND           REAL ESTATE          INCOME FUND
                                    SUB-ACCOUNT           PORTFOLIO         SUB-ACCOUNT (D)
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $8,020                 $680                $317
                                      --------             --------             -------
EXPENSE:
 Administrative charges                    (10)                  --                  --
                                      --------             --------             -------
 Mortality and Expense Risk
  charges                               (1,540)                (170)               (149)
                                      --------             --------             -------
  Net investment income (loss)           6,470                  510                 168
                                      --------             --------             -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (623)              (1,377)                (11)
 Net realized gain on
  distributions                             --                   --                  --
                                      --------             --------             -------
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,639)               3,492               2,191
                                      --------             --------             -------
  Net gain (loss) on
   investments                          (2,262)               2,115               2,180
                                      --------             --------             -------
  Net increase (decrease) in
   net assets resulting from
   operations                           $4,208               $2,625              $2,348
                                      ========             ========             =======

(c)  Not used.

(d) Formerly Van Kampen -- UIF Equity and Income Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   UIF MID CAP         OPPENHEIMER          PUTNAM VT
                                     GROWTH              GLOBAL             SMALL CAP
                                    PORTFOLIO        SECURITIES FUND          VALUE
                                 SUB-ACCOUNT (E)       SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --               $281                 $154
                                    ---------            -------            ---------
EXPENSE:
 Administrative charges                    --                 --                   --
 Mortality and Expense Risk
  charges                              (1,085)              (238)                (467)
                                    ---------            -------            ---------
  Net investment income
   (loss)                              (1,085)                43                 (313)
                                    ---------            -------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   774               (242)                  10
 Net realized gain on
  distributions                            --                 --                   --
                                    ---------            -------            ---------
 Net unrealized appreciation
  (depreciation) of
  investments during the year          35,109              3,784               12,355
                                    ---------            -------            ---------
  Net gain (loss) on
   investments                         35,883              3,542               12,365
                                    ---------            -------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $34,798             $3,585              $12,052
                                    =========            =======            =========

                                                        PIONEER
                                   PIMCO VIT            MID CAP              ROYCE
                                  REAL RETURN          VALUE VCT           SMALL-CAP
                                   PORTFOLIO           PORTFOLIO           PORTFOLIO
                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $756               $424                  $80
                                    --------            -------            ---------
EXPENSE:
 Administrative charges                   (7)                --                   --
 Mortality and Expense Risk
  charges                               (481)              (429)                (560)
                                    --------            -------            ---------
  Net investment income
   (loss)                                268                 (5)                (480)
                                    --------            -------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (5,712)                93                    1
 Net realized gain on
  distributions                          339                 --                   --
                                    --------            -------            ---------
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,883              8,010               12,355
                                    --------            -------            ---------
  Net gain (loss) on
   investments                        (3,490)             8,103               12,356
                                    --------            -------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(3,222)            $8,098              $11,876
                                    ========            =======            =========

(e) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

DC VARIABLE ACCOUNT - I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     VICTORY
                                    VARIABLE
                                    INSURANCE            INVESCO
                                   DIVERSIFIED      VAN KAMPEN V. I.
                                   STOCK FUND         COMSTOCK FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT (F)
----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $74                 $3
                                     -------              -----
EXPENSE:
 Administrative charges                   --                 --
                                     -------              -----
 Mortality and Expense Risk
  charges                                (80)               (32)
                                     -------              -----
  Net investment income (loss)            (6)               (29)
                                     -------              -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   --                  2
 Net realized gain on
  distributions                           --                 --
                                     -------              -----
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,037                760
                                     -------              -----
  Net gain (loss) on
   investments                         1,037                762
                                     -------              -----
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,031               $733
                                     =======              =====

(f)  Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

DC VARIABLE ACCOUNT - I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN
                                    INTERNATIONAL        AMERICAN FUNDS         CALVERT VP SRI
                                     VALUE FUND            GROWTH FUND        BALANCED PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (A)
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $837                  $(51)                  $814
 Net realized gain (loss) on
  security transactions                    (395)                  596                    202
 Net realized gain on
  distributions                              --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                    1,067                 6,322                 13,880
                                      ---------             ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              1,509                 6,867                 14,896
                                      ---------             ---------             ----------
UNIT TRANSACTIONS:
 Purchases                                3,519                 7,276                 12,624
 Net transfers                            4,200                 1,837                  3,873
 Surrenders for benefit
  payments and fees                         (40)                  (14)                (5,466)
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       7,679                 9,099                 11,031
                                      ---------             ---------             ----------
 Net increase (decrease) in
  net assets                              9,188                15,966                 25,927
NET ASSETS:
 Beginning of year                       39,222                27,472                125,143
                                      ---------             ---------             ----------
 End of year                            $48,410               $43,438               $151,070
                                      =========             =========             ==========

(a)  Formerly Calvert Social Balances Portfolio. Change effective May 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               FIDELITY(R) VIP II     FIDELITY VIP        FIDELITY VIP
                                  CONTRAFUND(R)       FREEDOM 2015       FREEDOM INCOME
                                   SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $339                $11                  $8
 Net realized gain (loss) on
  security transactions                   555                 --                  --
 Net realized gain on
  distributions                            39                 13                  28
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                 12,540                 96                  28
                                    ---------            -------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                           13,473                120                  64
                                    ---------            -------             -------
UNIT TRANSACTIONS:
 Purchases                             10,521                 --                  --
 Net transfers                          5,904                 --                  --
 Surrenders for benefit
  payments and fees                       (37)                --                  --
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    16,388                 --                  --
                                    ---------            -------             -------
 Net increase (decrease) in
  net assets                           29,861                120                  64
NET ASSETS:
 Beginning of year                     64,630              1,032               1,033
                                    ---------            -------             -------
 End of year                          $94,491             $1,152              $1,097
                                    =========            =======             =======

                                                           FRANKLIN               HARTFORD
                                   FIDELITY VIP             INCOME                ADVISERS
                                 FUNDSMANAGER 85%       SECURITIES FUND           HLS FUND
                                  SUB-ACCOUNT (B)         SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $16                 $3,466                 $10,768
 Net realized gain (loss) on
  security transactions                   239                    373                 (37,556)
 Net realized gain on
  distributions                            14                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                    548                  2,656                 241,852
                                      -------              ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              817                  6,495                 215,064
                                      -------              ---------            ------------
UNIT TRANSACTIONS:
 Purchases                              2,285                  2,602                  25,610
 Net transfers                          1,928                  2,283                 (38,818)
 Surrenders for benefit
  payments and fees                        (2)                (7,279)               (149,465)
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     4,211                 (2,394)               (162,673)
                                      -------              ---------            ------------
 Net increase (decrease) in
  net assets                            5,028                  4,101                  52,391
NET ASSETS:
 Beginning of year                         --                 52,405               2,076,982
                                      -------              ---------            ------------
 End of year                           $5,028                $56,506              $2,129,373
                                      =======              =========            ============

(b) Funded as of January 21, 2010.

DC VARIABLE ACCOUNT - I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      HARTFORD               HARTFORD                HARTFORD
                                       TOTAL                 CAPITAL                 DIVIDEND
                                    RETURN BOND            APPRECIATION             AND GROWTH
                                      HLS FUND               HLS FUND                HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $18,431                 $(8,881)                $13,770
 Net realized gain (loss) on
  security transactions                   9,733                 (77,325)                 (1,665)
 Net realized gain on
  distributions                              --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             7,439                 962,631                 141,462
                                     ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             35,603                 876,425                 153,567
                                     ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               16,487                  76,084                  32,272
 Net transfers                            5,016                 114,544                 (31,212)
 Surrenders for benefit
  payments and fees                     (53,175)               (675,853)               (148,770)
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (31,672)               (485,225)               (147,710)
                                     ----------            ------------            ------------
 Net increase (decrease) in
  net assets                              3,931                 391,200                   5,857
NET ASSETS:
 Beginning of year                      555,536               5,983,655               1,429,450
                                     ----------            ------------            ------------
 End of year                           $559,467              $6,374,855              $1,435,307
                                     ==========            ============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                HARTFORD
                                   HARTFORD              HARTFORD            INTERNATIONAL
                                    GROWTH                INDEX              OPPORTUNITIES
                                   HLS FUND              HLS FUND               HLS FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(45)                 $8,212                $1,798
 Net realized gain (loss) on
  security transactions                  --                   8,443                   179
 Net realized gain on
  distributions                          --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         1,066                 113,399                69,355
                                    -------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                          1,021                 130,054                71,332
                                    -------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                            1,300                  36,427                 8,684
 Net transfers                        2,170                 (23,280)               26,210
 Surrenders for benefit
  payments and fees                      (5)                (65,755)              (44,890)
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   3,465                 (52,608)               (9,996)
                                    -------            ------------            ----------
 Net increase (decrease) in
  net assets                          4,486                  77,446                61,336
NET ASSETS:
 Beginning of year                    2,327                 985,816               544,355
                                    -------            ------------            ----------
 End of year                         $6,813              $1,063,262              $605,691
                                    =======            ============            ==========


                                     HARTFORD               HARTFORD                HARTFORD
                                   MONEY MARKET          SMALLCAP GROWTH             STOCK
                                     HLS FUND               HLS FUND                HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(3,823)                $(126)                  $5,240
 Net realized gain (loss) on
  security transactions                      --                 1,075                  (30,321)
 Net realized gain on
  distributions                               1                    --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                --                 3,985                  273,065
                                    -----------             ---------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (3,822)                4,934                  247,984
                                    -----------             ---------             ------------
UNIT TRANSACTIONS:
 Purchases                               27,782                 4,375                   46,925
 Net transfers                         (273,543)                5,281                  (35,406)
 Surrenders for benefit
  payments and fees                      (6,366)                   (6)                (141,259)
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (252,127)                9,650                 (129,740)
                                    -----------             ---------             ------------
 Net increase (decrease) in
  net assets                           (255,949)               14,584                  118,244
NET ASSETS:
 Beginning of year                      582,675                14,634                1,947,327
                                    -----------             ---------             ------------
 End of year                           $326,726               $29,218               $2,065,571
                                    ===========             =========             ============

DC VARIABLE ACCOUNT - I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      HARTFORD                                   INVESCO
                                  U.S. GOVERNMENT         VAN KAMPEN         VAN KAMPEN V.I.
                                     SECURITIES            UIF U.S.             EQUITY AND
                                      HLS FUND            REAL ESTATE          INCOME FUND
                                    SUB-ACCOUNT            PORTFOLIO         SUB-ACCOUNT (D)
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $6,470                 $510                 $168
 Net realized gain (loss) on
  security transactions                    (623)              (1,377)                 (11)
 Net realized gain on
  distributions                              --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (1,639)               3,492                2,191
                                     ----------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              4,208                2,625                2,348
                                     ----------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                8,525                1,912                4,270
 Net transfers                           48,000                  958                9,943
 Surrenders for benefit
  payments and fees                     (47,196)                  (4)                (390)
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       9,329                2,866               13,823
                                     ----------            ---------            ---------
 Net increase (decrease) in
  net assets                             13,537                5,491               16,171
NET ASSETS:
 Beginning of year                      145,521               11,879                8,151
                                     ----------            ---------            ---------
 End of year                           $159,058              $17,370              $24,322
                                     ==========            =========            =========

(c)  Not used.

(d) Formerly Van Kampen -- UIF Equity and Income Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   UIF MID CAP           OPPENHEIMER           PUTNAM VT
                                      GROWTH               GLOBAL              SMALL CAP
                                    PORTFOLIO          SECURITIES FUND           VALUE
                                 SUB-ACCOUNT (E)         SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,085)                 $43                $(313)
 Net realized gain (loss) on
  security transactions                    774                 (242)                  10
 Net realized gain on
  distributions                             --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           35,109                3,784               12,355
                                    ----------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            34,798                3,585               12,052
                                    ----------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                              16,600                2,059                  227
 Net transfers                           5,116                6,169                   --
 Surrenders for benefit
  payments and fees                        (58)                 (20)                 (17)
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     21,658                8,208                  210
                                    ----------            ---------            ---------
 Net increase (decrease) in
  net assets                            56,456               11,793               12,262
NET ASSETS:
 Beginning of year                     102,035               18,096               48,347
                                    ----------            ---------            ---------
 End of year                          $158,491              $29,889              $60,609
                                    ==========            =========            =========

                                                          PIONEER
                                    PIMCO VIT             MID CAP               ROYCE
                                   REAL RETURN           VALUE VCT            SMALL-CAP
                                    PORTFOLIO            PORTFOLIO            PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $268                  $(5)               $(480)
 Net realized gain (loss) on
  security transactions                (5,712)                  93                    1
 Net realized gain on
  distributions                           339                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,883                8,010               12,355
                                    ---------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           (3,222)               8,098               11,876
                                    ---------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                              5,782                5,600                4,757
 Net transfers                          7,615                2,522                2,629
 Surrenders for benefit
  payments and fees                   (15,819)                  (9)                 (22)
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,422)               8,113                7,364
                                    ---------            ---------            ---------
 Net increase (decrease) in
  net assets                           (5,644)              16,211               19,240
NET ASSETS:
 Beginning of year                     44,828               40,639               55,049
                                    ---------            ---------            ---------
 End of year                          $39,184              $56,850              $74,289
                                    =========            =========            =========

(e) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

DC VARIABLE ACCOUNT - I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      VICTORY
                                     VARIABLE
                                     INSURANCE             INVESCO
                                    DIVERSIFIED       VAN KAMPEN V. I.
                                    STOCK FUND          COMSTOCK FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT (F)
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(6)               $(29)
 Net realized gain (loss) on
  security transactions                     --                   2
 Net realized gain on
  distributions                             --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,037                 760
                                     ---------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,031                 733
                                     ---------             -------
UNIT TRANSACTIONS:
 Purchases                                 274                  --
 Net transfers                              --               2,103
 Surrenders for benefit
  payments and fees                         (5)                 (2)
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        269               2,101
                                     ---------             -------
 Net increase (decrease) in
  net assets                             1,300               2,834
NET ASSETS:
 Beginning of year                       8,754               2,213
                                     ---------             -------
 End of year                           $10,054              $5,047
                                     =========             =======

(f)  Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

DC VARIABLE ACCOUNT - I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS
                                      INTERNATIONAL          AMERICAN FUNDS         CALVERT SOCIAL
                                     VALUE PORTFOLIO           GROWTH FUND        BALANCED PORTFOLIO
                                       SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $120                    $(37)                $1,460
 Net realized gain (loss) on
  security transactions                      (220)                     --                    247
 Net realized gain on
  distributions                                --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                                  8,452                   6,666                 22,200
                                        ---------               ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                                8,352                   6,629                 23,907
                                        ---------               ---------             ----------
UNIT TRANSACTIONS:
 Purchases                                  2,287                   4,049                  9,276
 Net transfers                              6,941                      --                    720
 Surrenders for benefit
  payments and fees                           (37)                    (10)               (11,362)
                                        ---------               ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit
  transactions                              9,191                   4,039                 (1,366)
                                        ---------               ---------             ----------
 Net increase (decrease) in
  net assets                               17,543                  10,668                 22,541
NET ASSETS:
 Beginning of year                         21,679                  16,804                102,602
                                        ---------               ---------             ----------
 End of year                              $39,222                 $27,472               $125,143
                                        =========               =========             ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               FIDELITY(R) VIP II      FIDELITY VIP         FIDELITY VIP
                                  CONTRAFUND(R)        FREEDOM 2015        FREEDOM INCOME
                                   SUB-ACCOUNT        SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $308                 $32                  $31
 Net realized gain (loss) on
  security transactions                  (105)                 --                   --
 Net realized gain on
  distributions                            15                   6                    7
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                             14,988                 (37)                 (36)
                                    ---------             -------              -------
 Net increase (decrease) in
  net assets resulting from
  operations                           15,206                   1                    2
                                    ---------             -------              -------
UNIT TRANSACTIONS:
 Purchases                              6,648                  --                   --
 Net transfers                         (4,529)              1,032                1,032
 Surrenders for benefit
  payments and fees                       (27)                 (1)                  (1)
                                    ---------             -------              -------
 Net increase (decrease) in
  net assets resulting from
  unit
  transactions                          2,092               1,031                1,031
                                    ---------             -------              -------
 Net increase (decrease) in
  net assets                           17,298               1,032                1,033
NET ASSETS:
 Beginning of year                     47,332                  --                   --
                                    ---------             -------              -------
 End of year                          $64,630              $1,032               $1,033
                                    =========             =======              =======

                                                                                  HARTFORD
                                    FRANKLIN               HARTFORD                TOTAL
                                     INCOME                ADVISERS             RETURN BOND
                                 SECURITIES FUND           HLS FUND               HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $3,086                 $25,221               $15,527
 Net realized gain (loss) on
  security transactions                   148                 (33,001)                1,279
 Net realized gain on
  distributions                            --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                              9,912                 482,080                51,636
                                    ---------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           13,146                 474,300                68,442
                                    ---------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                              1,971                  27,331                13,474
 Net transfers                           (367)                (31,585)               (8,363)
 Surrenders for benefit
  payments and fees                       (30)                (98,377)              (31,451)
                                    ---------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit
  transactions                          1,574                (102,631)              (26,340)
                                    ---------            ------------            ----------
 Net increase (decrease) in
  net assets                           14,720                 371,669                42,102
NET ASSETS:
 Beginning of year                     37,685               1,705,313               513,434
                                    ---------            ------------            ----------
 End of year                          $52,405              $2,076,982              $555,536
                                    =========            ============            ==========

(a)  Funded as of November 16, 2009.

DC VARIABLE ACCOUNT - I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                       HARTFORD                HARTFORD
                                       CAPITAL                 DIVIDEND             HARTFORD
                                     APPRECIATION             AND GROWTH             GROWTH
                                       HLS FUND                HLS FUND             HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $1,255                 $17,540                 $2
 Net realized gain (loss) on
  security transactions                  (198,030)                  3,841                 --
 Net realized gain on
  distributions                                --                      --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,106,055                 249,116                181
                                     ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,909,280                 270,497                183
                                     ------------            ------------            -------
UNIT TRANSACTIONS:
 Purchases                                 70,986                  31,961                950
 Net transfers                           (276,553)                (20,836)             1,032
 Surrenders for benefit
  payments and fees                      (195,231)                (41,428)                (1)
                                     ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (400,798)                (30,303)             1,981
                                     ------------            ------------            -------
 Net increase (decrease) in
  net assets                            1,508,482                 240,194              2,164
NET ASSETS:
 Beginning of year                      4,475,173               1,189,256                163
                                     ------------            ------------            -------
 End of year                           $5,983,655              $1,429,450             $2,327
                                     ============            ============            =======

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           HARTFORD
                                     HARTFORD           INTERNATIONAL            HARTFORD
                                      INDEX             OPPORTUNITIES          MONEY MARKET
                                     HLS FUND              HLS FUND              HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $10,176                $5,357               $(4,397)
 Net realized gain (loss) on
  security transactions                    376                (4,255)                   --
 Net realized gain on
  distributions                            403                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          184,054               125,167                    --
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           195,009               126,269                (4,397)
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              31,814                 6,104                26,044
 Net transfers                          38,235                36,266                67,736
 Surrenders for benefit
  payments and fees                    (56,089)              (47,377)               (1,931)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     13,960                (5,007)               91,849
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                           208,969               121,262                87,452
NET ASSETS:
 Beginning of year                     776,847               423,093               495,223
                                    ----------            ----------            ----------
 End of year                          $985,816              $544,355              $582,675
                                    ==========            ==========            ==========

                                                                                    HARTFORD
                                     HARTFORD                HARTFORD           U.S. GOVERNMENT
                                  SMALLCAP GROWTH             STOCK                SECURITIES
                                     HLS FUND                HLS FUND               HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(26)                 $11,225               $(1,314)
 Net realized gain (loss) on
  security transactions                      7                  (51,971)                  (25)
 Net realized gain on
  distributions                             --                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,087                  613,767                 4,902
                                     ---------             ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,068                  573,021                 3,563
                                     ---------             ------------            ----------
UNIT TRANSACTIONS:
 Purchases                               2,615                   44,290                 6,918
 Net transfers                          10,453                  (57,122)                2,405
 Surrenders for benefit
  payments and fees                         (1)                (129,606)              (15,365)
                                     ---------             ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     13,067                 (142,438)               (6,042)
                                     ---------             ------------            ----------
 Net increase (decrease) in
  net assets                            14,135                  430,583                (2,479)
NET ASSETS:
 Beginning of year                         499                1,516,744               148,000
                                     ---------             ------------            ----------
 End of year                           $14,634               $1,947,327              $145,521
                                     =========             ============            ==========

DC VARIABLE ACCOUNT - I

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    VAN KAMPEN
                                     UIF U.S.          VAN KAMPEN UIF
                                    REAL ESTATE          EQUITY AND          VAN KAMPEN UIF
                                     PORTFOLIO             INCOME            MID CAP GROWTH
                                    SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $160                 $82                  $(516)
 Net realized gain (loss) on
  security transactions                    153                  --                    213
 Net realized gain on
  distributions                             --                  --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,270                 849                 24,287
                                     ---------             -------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,583                 931                 23,984
                                     ---------             -------             ----------
UNIT TRANSACTIONS:
 Purchases                                 550               3,318                 14,828
 Net transfers                            (130)                 --                 25,334
 Surrenders for benefit
  payments and fees                         (2)                 (6)                   (44)
                                     ---------             -------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        418               3,312                 40,118
                                     ---------             -------             ----------
 Net increase (decrease) in
  net assets                             3,001               4,243                 64,102
NET ASSETS:
 Beginning of year                       8,878               3,908                 37,933
                                     ---------             -------             ----------
 End of year                           $11,879              $8,151               $102,035
                                     =========             =======             ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                    PIONEER
                                   OPPENHEIMER           PUTNAM VT            PIMCO VIT             MID CAP
                                     GLOBAL              SMALL CAP           REAL RETURN           VALUE VCT
                                 SECURITIES FUND           VALUE              PORTFOLIO            PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $101                $(117)                $879                 $128
 Net realized gain (loss) on
  security transactions                  (820)                  14                 (601)                   1
 Net realized gain on
  distributions                           283                   --                1,650                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           6,373               15,204                3,663                8,587
                                    ---------            ---------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            5,937               15,101                5,591                8,716
                                    ---------            ---------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                779                  212                2,290                2,741
 Net transfers                         (3,168)              27,532                1,009               25,128
 Surrenders for benefit
  payments and fees                       (17)                 (12)                  (9)                  (4)
                                    ---------            ---------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,406)              27,732                3,290               27,865
                                    ---------            ---------            ---------            ---------
 Net increase (decrease) in
  net assets                            3,531               42,833                8,881               36,581
NET ASSETS:
 Beginning of year                     14,565                5,514               35,947                4,058
                                    ---------            ---------            ---------            ---------
 End of year                          $18,096              $48,347              $44,828              $40,639
                                    =========            =========            =========            =========

                                                         VICTORY
                                                        VARIABLE
                                      ROYCE             INSURANCE        VAN KAMPEN LIT
                                    SMALL-CAP          DIVERSIFIED          COMSTOCK
                                    PORTFOLIO          STOCK FUND           PORTFOLIO
                                   SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(278)              $(14)                $47
 Net realized gain (loss) on
  security transactions                     1                  1                  (1)
 Net realized gain on
  distributions                            --                 --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           9,882              1,796                 210
                                    ---------            -------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                            9,605              1,783                 256
                                    ---------            -------             -------
UNIT TRANSACTIONS:
 Purchases                              2,897                274                  --
 Net transfers                         16,187                 --               1,032
 Surrenders for benefit
  payments and fees                       (14)                (5)                 (1)
                                    ---------            -------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    19,070                269               1,031
                                    ---------            -------             -------
 Net increase (decrease) in
  net assets                           28,675              2,052               1,287
NET ASSETS:
 Beginning of year                     26,374              6,702                 926
                                    ---------            -------             -------
 End of year                          $55,049             $8,754              $2,213
                                    =========            =======             =======

DC VARIABLE ACCOUNT - I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    DC Variable Account - I (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The variable annuity contract owners of the Company direct their deposits into various investment options (the "Sub- Accounts") within the Account.

    The Account is comprised of the following sub-accounts (collectively, the "Sub-Accounts"): AllianceBernstein International Value Fund, American Funds Growth Fund, Calvert VP SRI Balanced Portfolio (formerly Calvert Social Balances Portfolio), Fidelity(R) VIP II Contrafund(R) Portfolio, Fidelity VIP Freedom 2015, Fidelity VIP Freedom Income, Fidelity VIP FundsManager 85%, Franklin Income Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Growth HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Money Market HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Van Kampen UIF U.S. Real Estate Portfolio, Invesco Van Kampen V.I. Equity and Income Fund (formerly Van Kampen -- UIF Equity and Income Portfolio), UIF Mid Cap Growth Portfolio (formerly Van Kampen -- UIF Mid Cap Growth Portfolio), Oppenheimer Global Securities Fund, Putnam VT Small Cap Value, PIMCO VIT Real Return Portfolio, Pioneer Mid Cap Value VCT Portfolio, Royce Small-Cap Portfolio, Victory Variable Insurance Diversified Stock Fund, Invesco Van Kampen V. I. Comstock Fund (formerly Van Kampen -- LIT Comstock Portfolio). The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in first out method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements. Actual results could vary from the amounts derived from management's estimates.

       e) SUBSEQUENT EVENTS -- Management has evaluated events subsequent to December 31, 2010 through the issuance date of the Account's financial statements, noting there are no subsequent events requiring accounting or disclosure.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to certain mortality tables. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

       g) FAIR VALUE MEASUREMENTS -- The Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by

-------------------------------------------------------------------------------

       the appropriate Fund, which in turn values their investment securities at fair value, as of December 31, 2010.

       For financial instruments that are carried at fair value a hierarchy is used to place the instruments into three broad levels (Level 1, 2, and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       LEVEL 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2010, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAIN TAX POSITIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2010. The 2007 through 2010 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges and, with respect to the Account, receives a maximum annual fee of 0.90% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations.

       b) ANNUAL MAINTENANCE FEE -- An annual maintenance fee up to $18 may be deducted from the Sub-Accounts average daily net assets each contract year. These charges are deducted through a redemption of units and are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum annual rate of 3.5% of the Sub-Account's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed on partial withdrawals or surrenders. These charges are a redemption of units and are reflected in surrenders for benefit payments and fees on the accompanying statements of charges in net assets.

       d) ADMINISTRATIVE CHARGE -- The Company provides administrative services to the Account and receives an annual fee of 0.15% of the Sub-Account's average daily net assets for these services. These expenses are reflected in the accompanying statement of operations.

DC VARIABLE ACCOUNT - I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

                                                        PURCHASES     PROCEEDS
SUB-ACCOUNT                                              AT COST     FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein International Value Portfolio            $11,206        $2,690
American Funds Growth Fund                                  20,504        11,457
Calvert VP SRI Balanced Portfolio                           20,096         8,251
Fidelity(R) VIP II Contrafund(R)                            34,086        17,321
Fidelity VIP Freedom 2015                                       35            11
Fidelity VIP Freedom Income                                     47            11
Fidelity VIP FundsManager 85%                               15,971        11,730
Franklin Income Securities Fund                             10,359         9,286
Hartford Advisers HLS Fund                                  67,404       219,314
Hartford Total Return Bond HLS Fund                        110,996       124,237
Hartford Capital Appreciation HLS Fund                     793,448     1,287,555
Hartford Dividend and Growth HLS Fund                       50,311       184,250
Hartford Growth HLS Fund                                     3,464            44
Hartford Index HLS Fund                                     47,805        92,201
Hartford International Opportunities HLS Fund               51,986        60,184
Hartford Money Market HLS Fund                              55,499       311,448
Hartford SmallCap Growth HLS Fund                           22,732        13,208
Hartford Stock HLS Fund                                     56,880       181,381
Hartford U.S. Government Securities HLS Fund                65,156        49,357
Van Kampen UIF U.S. Real Estate Portfolio                   43,903        40,527
Invesco Van Kampen V.I. Equity and Income*                  14,515           525
UIF Mid Cap Growth Portfolio*                               55,158        34,585
Oppenheimer Global Securities Fund                          23,911        15,660
Putnam VT Small Cap Value                                      288           391
PIMCO VIT Real Return Portfolio                            380,479       382,299
Pioneer Mid Cap Value VCT Portfolio                         12,321         4,213
Royce Small-Cap Portfolio                                    7,157           273
Victory Variable Insurance Diversified Stock Fund              341            79
Invesco Van Kampen V.I Comstock Fund*                        2,106            35

*   -See parenthetical for this Sub-Account in Note 1.

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2010 were as follows:

                                   UNITS         UNITS           NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED           (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein International
 Value Fund                         1,383           383               1,000
American Funds Growth Fund          2,143         1,089               1,054
Calvert VP SRI Balanced
 Portfolio*                         5,723         2,242               3,481
Fidelity(R) VIP II Contrafund(R)    3,536         1,761               1,775
Fidelity VIP Freedom 2015              --             1                  (1)
Fidelity VIP Freedom Income            --            --                  --
Fidelity VIP FundsManager 85%       1,041           753                 288
Franklin Income Securities Fund       597           762                (165)
Hartford Advisers HLS Fund          5,913        28,050             (22,137)
Hartford Total Return Bond HLS
 Fund                              10,620        14,449              (3,829)
Hartford Capital Appreciation
 HLS Fund                          37,481        60,265             (22,784)

-------------------------------------------------------------------------------

                                   UNITS         UNITS           NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED           (DECREASE)
--------------------------------------------------------------------------------
Hartford Dividend and Growth HLS
 Fund                               9,708        56,021             (46,313)
Hartford Growth HLS Fund              385            --                 384
Hartford Index HLS Fund             7,792        18,954             (11,162)
Hartford International
 Opportunities HLS Fund            18,189        22,306              (4,117)
Hartford Money Market HLS Fund     15,348        83,385             (68,037)
Hartford SmallCap Growth HLS
 Fund                               2,400         1,528                 872
Hartford Stock HLS Fund             2,469         9,788              (7,319)
Hartford U.S. Government
 Securities HLS Fund                5,541         4,644                 897
Van Kampen UIF U.S. Real Estate
 Portfolio                          4,573         4,370                 203
Invesco Van Kampen V.I. Equity
 and Income Fund*                   1,349            36               1,313
UIF Mid Cap Growth Portfolio*       4,985         3,089               1,896
Oppenheimer Global Securities
 Fund                               2,440         1,585                 855
Putnam VT Small Cap Value              29             2                  27
PIMCO VIT Real Return              28,227        28,905                (678)
Pioneer Mid Cap Value VCT
 Portfolio                          1,273           394                 879
Royce Small-Cap Portfolio             736             2                 734
Victory Variable Insurance
 Diversified Stock Fund                30             1                  29
Invesco Van Kampen V. I.
 Comstock Fund*                       248            --                 248

*   -See parenthetical for this Sub-Account in Note 1.

    The changes in units outstanding for the year ended December 31, 2009 were as follows:

                                   UNITS         UNITS           NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED           (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS
 International Value Portfolio      2,234           873               1,361
American Funds Growth Fund            475             1                 474
Calvert Social Balanced
 Portfolio                          4,056         4,781                (725)
Fidelity(R) VIP II Contrafund(R)    1,173         1,070                 103
Fidelity VIP Freedom 2015              74            --                  74
Fidelity VIP Freedom Income            86            --                  86
Franklin Income Securities Fund     1,126           964                 162
Hartford Advisers HLS Fund          4,569        21,760             (17,191)
Hartford Total Return Bond HLS
 Fund                               2,777         6,508              (3,731)
Hartford Capital Appreciation
 HLS Fund                          13,293        36,794             (23,501)
Hartford Dividend and Growth HLS
 Fund                              20,497        32,833             (12,336)
Hartford Growth HLS Fund              237            --                 237
Hartford Index HLS Fund            22,758        19,540               3,218
Hartford International
 Opportunities HLS Fund            32,751        38,711              (5,960)
Hartford Money Market HLS Fund     91,821        67,196              24,625
Hartford SmallCap Growth HLS
 Fund                               3,035         1,284               1,751
Hartford Stock HLS Fund             7,376        17,381             (10,005)
Hartford U.S. Government
 Securities HLS Fund                  909         1,511                (602)
Van Kampen UIF U.S. Real Estate
 Portfolio                          2,881         2,810                  71
Van Kampen UIF Equity and Income      326             1                 325
Van Kampen UIF Mid Cap Growth      10,520         6,213               4,307
Oppenheimer Global Securities
 Fund                               1,343         1,560                (217)
Putnam VT Small Cap Value           5,733             2               5,731
PIMCO VIT Real Return Portfolio     3,620         3,402                 218
Pioneer Mid Cap Value VCT
 Portfolio                          3,904            --               3,904
Royce Small-Cap Portfolio           2,028             2               2,026
Victory Variable Insurance
 Diversified Stock Fund                36             1                  35
Van Kampen LIT Comstock
 Portfolio                            117            --                 117

DC VARIABLE ACCOUNT - I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each Sub-Account that has outstanding units as of and for the year ended December 31, 2010.

                                                        UNIT             CONTRACT
SUB-ACCOUNT                               UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN INTERNATIONAL VALUE
 PORTFOLIO
 2010  Lowest Contract Charges               6,154     $7.866812             $48,410
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2009  Lowest Contract Charges               5,154      7.610777              39,222
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2008  Lowest Contract Charges               3,793      5.715706              21,679
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest Contract Charges               8,638     12.345343             106,634
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges              15,232     11.798265             179,710
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
AMERICAN FUNDS GROWTH FUND
 2010  Lowest Contract Charges               4,115     10.556279              43,438
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2009  Lowest Contract Charges               3,061      8.975057              27,472
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2008  Lowest Contract Charges               2,587      6.495995              16,804
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest Contract Charges               2,178     11.698898              25,475
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges               1,839     10.507159              19,322
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                           INVESTMENT
                                            EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**          RETURN***
--------------------------------------  ---------------------------------------------------
ALLIANCEBERNSTEIN INTERNATIONAL VALUE
 PORTFOLIO
 2010  Lowest Contract Charges                0.90%            2.83%              3.36%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2009  Lowest Contract Charges                0.90%            1.32%             33.16%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2008  Lowest Contract Charges                0.91%            1.05%            (53.70)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2007  Lowest Contract Charges                0.90%            1.40%              4.64%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2006  Lowest Contract Charges                0.64%            0.05%             17.49%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
AMERICAN FUNDS GROWTH FUND
 2010  Lowest Contract Charges                0.90%            0.76%             17.62%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2009  Lowest Contract Charges                0.90%            0.72%             38.16%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2008  Lowest Contract Charges                0.90%            1.02%            (44.47)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2007  Lowest Contract Charges                0.90%            0.76%             11.34%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2006  Lowest Contract Charges                0.63%            2.11%              5.01%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
SUB-ACCOUNT                               UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
CALVERT VP SRI BALANCED PORTFOLIO+
 2010  Lowest Contract Charges              43,666     $3.459697            $151,070
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2009  Lowest Contract Charges              40,185      3.114212             125,143
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2008  Lowest Contract Charges              40,910      2.508026             102,602
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest Contract Charges             162,111      3.685006             597,380
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges             181,562      3.618547             656,992
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
FIDELITY(R) VIP II CONTRAFUND(R)
 2010  Lowest Contract Charges               8,638     10.939085              94,491
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2009  Lowest Contract Charges               6,863      9.416649              64,630
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2008  Lowest Contract Charges               6,760      7.001544              47,332
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest Contract Charges               8,372     12.289844             102,890
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges               8,805     10.545712              92,857
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
FIDELITY VIP FREEDOM 2015
 2010  Lowest Contract Charges                  73     15.679086               1,152
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2009  Lowest Contract Charges                  74     14.027153               1,032
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
FIDELITY VIP FREEDOM INCOME
 2010  Lowest Contract Charges                  86     12.769848               1,097
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2009  Lowest Contract Charges                  86     12.013716               1,033
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                           INVESTMENT
                                            EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**          RETURN***
--------------------------------------  ---------------------------------------------------
CALVERT VP SRI BALANCED PORTFOLIO+
 2010  Lowest Contract Charges                0.90%            1.49%             11.09%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2009  Lowest Contract Charges                0.90%            2.24%             24.17%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2008  Lowest Contract Charges                0.92%            1.12%            (31.94)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2007  Lowest Contract Charges                0.90%            2.27%              1.84%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2006  Lowest Contract Charges                0.90%            2.21%              7.80%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
FIDELITY(R) VIP II CONTRAFUND(R)
 2010  Lowest Contract Charges                0.90%            1.32%             16.17%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2009  Lowest Contract Charges                0.90%            1.51%             34.49%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2008  Lowest Contract Charges                0.90%            0.78%            (43.03)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2007  Lowest Contract Charges                0.90%            0.99%             16.54%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2006  Lowest Contract Charges                0.65%            1.15%              5.14%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
FIDELITY VIP FREEDOM 2015
 2010  Lowest Contract Charges                0.96%            2.00%             11.78%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2009  Lowest Contract Charges                0.12%            3.18%             23.90%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
FIDELITY VIP FREEDOM INCOME
 2010  Lowest Contract Charges                0.98%            1.71%              6.29%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2009  Lowest Contract Charges                0.12%            3.15%             13.61%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --

DC VARIABLE ACCOUNT - I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
SUB-ACCOUNT                               UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FIDELITY VIP FUNDSMANAGER 85%
 2010  Lowest Contract Charges                 288    $17.457487              $5,028
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
FRANKLIN INCOME SECURITIES FUND
 2010  Lowest Contract Charges               4,641     12.175651              56,506
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2009  Lowest Contract Charges               4,806     10.903862              52,405
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2008  Lowest Contract Charges               4,644      8.114164              37,685
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest Contract Charges               5,204     11.639355              60,567
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges               9,456     11.319336             107,035
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
HARTFORD ADVISERS HLS FUND
 2010  Lowest Contract Charges             263,622      8.077340           2,129,369
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2009  Lowest Contract Charges             285,759      7.268272           2,076,982
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2008  Lowest Contract Charges             302,950      5.629016           1,705,313
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest Contract Charges             823,830      8.308882           6,845,111
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges             939,498      7.862200           7,386,520
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                           INVESTMENT
                                            EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**          RETURN***
--------------------------------------  ---------------------------------------------------
FIDELITY VIP FUNDSMANAGER 85%
 2010  Lowest Contract Charges                0.85%            1.28%             14.96%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
FRANKLIN INCOME SECURITIES FUND
 2010  Lowest Contract Charges                0.90%            7.07%             11.66%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2009  Lowest Contract Charges                0.90%            8.04%             34.38%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2008  Lowest Contract Charges                0.90%            7.91%            (30.29)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2007  Lowest Contract Charges                0.90%            4.04%              2.83%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2006  Lowest Contract Charges                0.65%              --              13.21%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
HARTFORD ADVISERS HLS FUND
 2010  Lowest Contract Charges                0.90%            1.43%             11.13%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2009  Lowest Contract Charges                0.90%            2.28%             29.12%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2008  Lowest Contract Charges                0.91%            1.79%            (32.25)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2007  Lowest Contract Charges                0.90%            2.11%              5.68%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2006  Lowest Contract Charges                0.90%            2.17%              9.71%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
SUB-ACCOUNT                               UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 2010  Lowest Contract Charges              66,013     $8.475042            $559,467
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2009  Lowest Contract Charges              69,843      7.954065             555,536
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2008  Lowest Contract Charges              73,574      6.978449             513,434
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest Contract Charges             175,483      7.622757           1,337,660
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges             255,824      7.348494           1,879,918
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
HARTFORD CAPITAL APPRECIATION HLS FUND
 2010  Lowest Contract Charges             272,125     23.426204           6,374,855
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2009  Lowest Contract Charges             294,909     20.289825           5,983,655
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2008  Lowest Contract Charges             318,410     14.054744           4,475,173
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest Contract Charges             624,287     26.067497          16,273,610
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges             757,127     22.514454          17,046,308
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2010  Lowest Contract Charges             394,661      3.636809           1,435,307
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2009  Lowest Contract Charges             440,974      3.241577           1,429,450
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2008  Lowest Contract Charges             453,310      2.623495           1,189,256
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest Contract Charges             853,511      3.917882           3,343,953
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges           1,078,486      3.651822           3,938,438
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                           INVESTMENT
                                            EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**          RETURN***
--------------------------------------  ---------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 2010  Lowest Contract Charges                0.90%            4.25%              6.55%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2009  Lowest Contract Charges                0.90%            3.83%             13.98%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2008  Lowest Contract Charges                0.90%            4.01%             (8.45)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2007  Lowest Contract Charges                0.90%            4.47%              3.73%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2006  Lowest Contract Charges                0.90%            4.70%              3.86%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
HARTFORD CAPITAL APPRECIATION HLS FUND
 2010  Lowest Contract Charges                0.90%            0.75%             15.46%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2009  Lowest Contract Charges                0.90%            0.93%             44.36%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2008  Lowest Contract Charges                0.91%            1.22%            (46.08)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2007  Lowest Contract Charges                0.90%            0.12%             15.78%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2006  Lowest Contract Charges                0.90%            1.28%             15.57%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2010  Lowest Contract Charges                0.90%            1.90%             12.19%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2009  Lowest Contract Charges                0.91%            2.34%             23.56%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2008  Lowest Contract Charges                0.91%            1.67%            (33.04)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2007  Lowest Contract Charges                0.90%            1.47%              7.29%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2006  Lowest Contract Charges                0.90%            1.58%             19.28%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --

DC VARIABLE ACCOUNT - I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
SUB-ACCOUNT                               UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 2010  Lowest Contract Charges                 645    $10.563302              $6,813
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2009  Lowest Contract Charges                 261      8.929228               2,327
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2008  Lowest Contract Charges                  24      6.711697                 163
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest Contract Charges                  24     11.633972                 283
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges                  28     10.052271                 281
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
HARTFORD INDEX HLS FUND
 2010  Lowest Contract Charges             205,777      5.167074           1,063,262
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2009  Lowest Contract Charges             216,939      4.544218             985,816
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2008  Lowest Contract Charges             213,721      3.634861             776,847
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest Contract Charges             452,737      5.832177           2,640,442
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges             533,091      5.593893           2,982,057
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                           INVESTMENT
                                            EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**          RETURN***
--------------------------------------  ---------------------------------------------------
HARTFORD GROWTH HLS FUND
 2010  Lowest Contract Charges                0.90%            0.03%             18.30%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2009  Lowest Contract Charges                0.88%            1.22%             33.04%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2008  Lowest Contract Charges                1.07%            0.26%            (42.31)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2007  Lowest Contract Charges                1.05%            0.03%             15.74%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2006  Lowest Contract Charges                0.29%            0.18%              0.69%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
HARTFORD INDEX HLS FUND
 2010  Lowest Contract Charges                0.90%            1.74%             13.71%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2009  Lowest Contract Charges                0.90%            2.14%             25.02%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2008  Lowest Contract Charges                0.90%            1.43%            (37.68)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2007  Lowest Contract Charges                0.90%            1.54%              4.26%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2006  Lowest Contract Charges                0.90%            1.57%             14.42%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
SUB-ACCOUNT                               UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2010  Lowest Contract Charges             208,794     $2.900906            $605,691
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2009  Lowest Contract Charges             212,911      2.556727             544,355
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2008  Lowest Contract Charges             218,871      1.933072             423,093
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest Contract Charges             789,621      3.377456           2,666,911
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges             842,089      2.674486           2,252,155
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
HARTFORD MONEY MARKET HLS FUND
 2010  Lowest Contract Charges              88,658      3.685228             326,726
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2009  Lowest Contract Charges             156,695      3.718538             582,675
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2008  Lowest Contract Charges             132,070      3.749699             495,223
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest Contract Charges             319,325      3.704524           1,182,948
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges             174,793      3.561865             622,589
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                           INVESTMENT
                                            EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**          RETURN***
--------------------------------------  ---------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2010  Lowest Contract Charges                0.90%            1.23%             13.46%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2009  Lowest Contract Charges                0.90%            2.10%             32.26%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2008  Lowest Contract Charges                0.91%            0.98%            (42.77)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2007  Lowest Contract Charges                0.90%            1.10%             26.28%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2006  Lowest Contract Charges                0.90%            2.79%             23.34%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
HARTFORD MONEY MARKET HLS FUND
 2010  Lowest Contract Charges                0.90%              --              (0.90)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2009  Lowest Contract Charges                0.90%            0.05%             (0.83)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2008  Lowest Contract Charges                0.91%            2.36%              1.22%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2007  Lowest Contract Charges                0.89%            4.78%              4.01%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2006  Lowest Contract Charges                0.90%            4.63%              3.77%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --

DC VARIABLE ACCOUNT - I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
SUB-ACCOUNT                               UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
 2010  Lowest Contract Charges               2,707    $10.791573             $29,218
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2009  Lowest Contract Charges               1,835      7.973962              14,634
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2008  Lowest Contract Charges                  84      5.942844                 499
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest Contract Charges                  91      9.582772                 860
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges                 200      9.850796               1,968
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
HARTFORD STOCK HLS FUND
 2010  Lowest Contract Charges             100,815     20.488691           2,065,569
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2009  Lowest Contract Charges             108,134     18.008468           1,947,327
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2008  Lowest Contract Charges             118,139     12.838602           1,516,744
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest Contract Charges             222,208     22.779909           5,061,870
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges             269,443     21.704618           5,848,163
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2010  Lowest Contract Charges              15,225     10.447182             159,058
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2009  Lowest Contract Charges              14,328     10.156414             145,521
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2008  Lowest Contract Charges              14,930      9.913148             148,000
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                           INVESTMENT
                                            EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**          RETURN***
--------------------------------------  ---------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
 2010  Lowest Contract Charges                0.90%              --              35.34%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2009  Lowest Contract Charges                0.89%            0.03%             34.18%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2008  Lowest Contract Charges                0.88%            0.48%            (37.98)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2007  Lowest Contract Charges                0.89%            0.02%             (2.72)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2006  Lowest Contract Charges                0.63%              --              (1.41)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
HARTFORD STOCK HLS FUND
 2010  Lowest Contract Charges                0.90%            1.17%             13.77%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2009  Lowest Contract Charges                0.90%            1.58%             40.27%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2008  Lowest Contract Charges                0.91%            1.50%            (43.64)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2007  Lowest Contract Charges                0.90%            0.93%              4.95%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2006  Lowest Contract Charges                0.90%            1.19%             13.63%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2010  Lowest Contract Charges                0.90%            4.69%              2.86%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2009  Lowest Contract Charges                0.90%            0.03%              2.45%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2008  Lowest Contract Charges                0.72%            3.62%             (1.81)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
SUB-ACCOUNT                               UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE
 PORTFOLIO
 2010  Lowest Contract Charges               1,665    $10.431022             $17,370
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2009  Lowest Contract Charges               1,462      8.126040              11,879
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2008  Lowest Contract Charges               1,391      6.381139               8,878
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest Contract Charges                  79     10.394081                 823
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges               6,669     12.677924              84,551
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
INVESCO VAN KAMPEN V.I. EQUITY AND
 INCOME FUND+
 2010  Lowest Contract Charges               2,091     11.629829              24,320
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2009  Lowest Contract Charges                 778     10.474760               8,151
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2008  Lowest Contract Charges                 453      8.628948               3,908
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest Contract Charges                 438     11.260957               4,937
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges                 301     10.993267               3,306
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
UIF MID CAP GROWTH PORTFOLIO+
 2010  Lowest Contract Charges              12,146     13.048957             158,491
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2009  Lowest Contract Charges              10,250      9.954590             102,035
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2008  Lowest Contract Charges               5,943      6.382844              37,933
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest Contract Charges               3,546     12.109939              42,945
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges               2,171      9.965826              21,636
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                           INVESTMENT
                                            EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**          RETURN***
--------------------------------------  ---------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE
 PORTFOLIO
 2010  Lowest Contract Charges                0.90%            3.59%             28.37%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2009  Lowest Contract Charges                0.90%            2.37%             27.35%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2008  Lowest Contract Charges                0.89%            1.78%            (38.61)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2007  Lowest Contract Charges                0.91%            0.59%            (18.01)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2006  Lowest Contract Charges                0.64%            0.51%             27.14%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
INVESCO VAN KAMPEN V.I. EQUITY AND
 INCOME FUND+
 2010  Lowest Contract Charges                0.90%            1.91%             11.03%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2009  Lowest Contract Charges                0.90%            2.66%             21.39%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2008  Lowest Contract Charges                0.90%            2.31%            (23.37)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2007  Lowest Contract Charges                0.89%            2.23%              2.44%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2006  Lowest Contract Charges                0.65%            1.33%              9.86%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
UIF MID CAP GROWTH PORTFOLIO+
 2010  Lowest Contract Charges                0.90%              --              31.09%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2009  Lowest Contract Charges                0.90%              --              55.96%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2008  Lowest Contract Charges                0.90%            0.71%            (47.29)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2007  Lowest Contract Charges                0.89%              --              21.52%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2006  Lowest Contract Charges                0.64%              --               0.04%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --

DC VARIABLE ACCOUNT - I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
SUB-ACCOUNT                               UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND
 2010  Lowest Contract Charges               2,797    $10.684275             $29,889
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2009  Lowest Contract Charges               1,942      9.317758              18,096
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2008  Lowest Contract Charges               2,159      6.746740              14,565
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest Contract Charges               2,254     11.409225              25,707
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges               1,364     10.852355              14,802
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
PUTNAM VT SMALL CAP VALUE
 2010  Lowest Contract Charges               6,759      8.967237              60,609
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2009  Lowest Contract Charges               6,732      7.182095              48,347
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2008  Lowest Contract Charges               1,001      5.509684               5,514
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest Contract Charges               1,082      9.168354               9,922
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges               1,016     10.599418              10,763
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
PIMCO VIT REAL RETURN PORTFOLIO
 2010  Lowest Contract Charges               2,999     13.064726              39,184
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2009  Lowest Contract Charges               3,677     12.192490              44,828
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2008  Lowest Contract Charges               3,459     10.392429              35,947
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest Contract Charges               3,236     11.282299              36,511
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges                 974     10.286849              10,021
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                           INVESTMENT
                                            EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**          RETURN***
--------------------------------------  ---------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND
 2010  Lowest Contract Charges                0.90%            1.07%             14.67%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2009  Lowest Contract Charges                0.90%            1.49%             38.11%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2008  Lowest Contract Charges                0.90%            1.47%            (40.87)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2007  Lowest Contract Charges                0.90%            0.83%              5.13%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2006  Lowest Contract Charges                0.65%              --               8.11%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
PUTNAM VT SMALL CAP VALUE
 2010  Lowest Contract Charges                0.90%            0.30%             24.86%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2009  Lowest Contract Charges                0.90%            0.51%             30.35%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2008  Lowest Contract Charges                0.91%            1.24%            (39.91)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2007  Lowest Contract Charges                0.90%            0.60%            (13.50)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2006  Lowest Contract Charges                0.65%              --               6.10%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
PIMCO VIT REAL RETURN PORTFOLIO
 2010  Lowest Contract Charges                0.90%            1.42%              7.15%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2009  Lowest Contract Charges                0.90%            3.05%             17.32%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2008  Lowest Contract Charges                0.89%            3.47%             (7.89)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2007  Lowest Contract Charges                0.89%            4.63%              9.68%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2006  Lowest Contract Charges                0.64%            3.35%              2.36%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
SUB-ACCOUNT                               UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PIONEER MID CAP VALUE VCT PORTFOLIO
 2010  Lowest Contract Charges               5,336    $10.653284             $56,850
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2009  Lowest Contract Charges               4,457      9.118076              40,639
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2008  Lowest Contract Charges                 553      7.344983               4,058
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest Contract Charges                 574     11.188462               6,414
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
ROYCE SMALL-CAP PORTFOLIO
 2010  Lowest Contract Charges               6,391     11.624038              74,289
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2009  Lowest Contract Charges               5,657      9.731899              55,049
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2008  Lowest Contract Charges               3,631      7.263121              26,374
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest Contract Charges               2,223     10.064299              22,370
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges               3,464     10.377024              35,946
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
VICTORY VARIABLE INSURANCE DIVERSIFIED
 STOCK FUND
 2010  Lowest Contract Charges                 988     10.173918              10,054
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2009  Lowest Contract Charges                 959      9.129675               8,754
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2008  Lowest Contract Charges                 924      7.256680               6,702
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                           INVESTMENT
                                            EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**          RETURN***
--------------------------------------  ---------------------------------------------------
PIONEER MID CAP VALUE VCT PORTFOLIO
 2010  Lowest Contract Charges                0.90%            0.89%             16.84%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2009  Lowest Contract Charges                0.90%            1.42%             24.14%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2008  Lowest Contract Charges                0.90%            0.95%            (34.35)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2007  Lowest Contract Charges                0.90%            2.84%              4.40%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
ROYCE SMALL-CAP PORTFOLIO
 2010  Lowest Contract Charges                0.90%            0.13%             19.44%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2009  Lowest Contract Charges                0.90%              --              33.99%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2008  Lowest Contract Charges                0.90%            0.73%            (27.83)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2007  Lowest Contract Charges                0.90%            0.04%             (3.01)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2006  Lowest Contract Charges                0.65%            0.12%              4.07%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
VICTORY VARIABLE INSURANCE DIVERSIFIED
 STOCK FUND
 2010  Lowest Contract Charges                0.90%            0.83%             11.34%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2009  Lowest Contract Charges                0.90%            0.71%             25.81%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2008  Lowest Contract Charges                0.89%            1.00%            (38.42)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --

DC VARIABLE ACCOUNT - I

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                        UNIT             CONTRACT
SUB-ACCOUNT                               UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND+
 2010  Lowest Contract Charges                 499    $10.119897              $5,047
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2009  Lowest Contract Charges                 251      8.826093               2,213
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2008  Lowest Contract Charges                 134      6.935619                 926
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2007  Lowest Contract Charges                 145     10.901002               1,585
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --
 2006  Lowest Contract Charges                 349     11.261739               3,927
    Highest contract charges                    --            --                  --
    Remaining contract charges                  --            --                  --

                                                           INVESTMENT
                                            EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**          RETURN***
--------------------------------------  ---------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND+
 2010  Lowest Contract Charges                0.90%            0.08%             14.66%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2009  Lowest Contract Charges                0.89%            5.17%             27.26%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2008  Lowest Contract Charges                0.91%            2.37%            (36.38)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2007  Lowest Contract Charges                0.90%            1.49%             (3.20)%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --
 2006  Lowest Contract Charges                0.61%              --              12.79%
    Highest contract charges                    --               --                 --
    Remaining contract charges                  --               --                 --

* This represents the non-annualized expense rate and considers only those expenses that are charged through a reduction of unit values which are presented within the accompanying Statements of Operations. The ratio is calculated by dividing the contract charges incurred by the average daily net assets of the respective contract for the period funded. Annualized expense rates are presented in the footnotes following this disclosure. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub- Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

 +  See parenthetical for this Sub-Account in Note 1.

-------------------------------------------------------------------------------

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense up to 0.90% of the Sub-Account's average daily net assets.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company provides administrative services to the Account and receives an annual fee of 0.15% of the Sub-Account's average daily net assets for these services.

    These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee up to $18 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent Contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a redemption of units.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWO
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Two (the "Account") as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2010, by correspondence with the fund managers, where replies were not received from the fund managers; we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life Insurance Company Separate Account Two as of December 31, 2010, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 30, 2011

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  AMERICAN CENTURY(R) VP     ALLIANCEBERNSTEIN VPS
                                         CAPITAL                 INTERNATIONAL
                                    APPRECIATION FUND              VALUE FUND
                                       SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                      --                         --
   Class IB                                      --                         --
   Other class                              356,437                     57,396
                                       ============               ============
  Cost:
   Class IA                                      --                         --
   Class IB                                      --                         --
   Other class                           $3,353,800                 $1,230,746
                                       ============               ============
  Market Value:
   Class IA                                      --                         --
   Class IB                                      --                         --
   Other class                           $5,040,013                   $847,741
 Due from Hartford Life
  Insurance Company                             363                        375
 Receivable from fund shares
  sold                                           --                         --
 Other assets                                    --                         --
                                       ------------               ------------
 Total Assets                             5,040,376                    848,116
                                       ------------               ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                              --                         --
 Payable for fund shares
  purchased                                     363                        375
 Other liabilities                               --                         --
                                       ------------               ------------
 Total Liabilities                              363                        375
                                       ------------               ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                            $5,040,013                   $847,741
                                       ============               ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    INVESCO V.I.            INVESCO V.I.            INVESCO V.I.        ALLIANCEBERNSTEIN VPS
                                      CAPITAL                   CORE                    HIGH                  GROWTH AND
                                 APPRECIATION FUND          EQUITY FUND              YIELD FUND            INCOME PORTFOLIO
                                  SUB-ACCOUNT (1)         SUB-ACCOUNT (2)         SUB-ACCOUNT (3)            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                      --                      --                       --
   Class IB                                   --                      --                      --                       --
   Other class                            88,205                 165,627                 383,414                  110,355
                                    ============            ============            ============             ============
  Cost:
   Class IA                                   --                      --                      --                       --
   Class IB                                   --                      --                      --                       --
   Other class                        $2,131,944              $4,155,699              $3,083,672               $3,053,972
                                    ============            ============            ============             ============
  Market Value:
   Class IA                                   --                      --                      --                       --
   Class IB                                   --                      --                      --                       --
   Other class                        $2,055,179              $4,477,210              $2,051,264               $1,877,135
 Due from Hartford Life
  Insurance Company                           --                      --                      --                       --
 Receivable from fund shares
  sold                                        77                     967                      81                       70
 Other assets                                 --                      --                      --                       --
                                    ------------            ------------            ------------             ------------
 Total Assets                          2,055,256               4,478,177               2,051,345                1,877,205
                                    ------------            ------------            ------------             ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           77                     967                      81                       70
 Payable for fund shares
  purchased                                   --                      --                      --                       --
 Other liabilities                            --                      49                      --                       --
                                    ------------            ------------            ------------             ------------
 Total Liabilities                            77                   1,016                      81                       70
                                    ------------            ------------            ------------             ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,055,179              $4,477,161              $2,051,264               $1,877,135
                                    ============            ============            ============             ============

                                ALLIANCEBERNSTEIN VPS                                   BB&T
                                     INTERMEDIATE           AMERICAN FUNDS        CAPITAL MANAGER
                                    BOND PORTFOLIO           GROWTH FUND             EQUITY VIF
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                     --                      --
   Class IB                                    --                     --                      --
   Other class                            254,467                  7,938                 615,904
                                     ============             ==========            ============
  Cost:
   Class IA                                    --                     --                      --
   Class IB                                    --                     --                      --
   Other class                         $2,878,946               $459,051              $5,467,984
                                     ============             ==========            ============
  Market Value:
   Class IA                                    --                     --                      --
   Class IB                                    --                     --                      --
   Other class                         $3,119,767               $431,336              $4,114,244
 Due from Hartford Life
  Insurance Company                            --                     --                      --
 Receivable from fund shares
  sold                                      8,951                     66                  31,167
 Other assets                                  --                     --                      --
                                     ------------             ----------            ------------
 Total Assets                           3,128,718                431,402               4,145,411
                                     ------------             ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         8,951                     66                  31,167
 Payable for fund shares
  purchased                                    --                     --                      --
 Other liabilities                             --                     --                       1
                                     ------------             ----------            ------------
 Total Liabilities                          8,951                     66                  31,168
                                     ------------             ----------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $3,119,767               $431,336              $4,114,243
                                     ============             ==========            ============

(1)  Formerly AIM V.I. Capital Appreciation Fund. Change effective April 30,
     2010.

(2)  Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

(3)  Formerly AIM V.I. High Yield Fund. Change effective April 30, 2010.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                             BB&T
                                         BB&T               SPECIAL
                                        SELECT           OPPORTUNITIES
                                      EQUITY VIF          EQUITY VIF
                                    SUB-ACCOUNT (4)       SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     --                  --
   Class IB                                     --                  --
   Other class                           2,706,886             749,194
                                     =============       =============
  Cost:
   Class IA                                     --                  --
   Class IB                                     --                  --
   Other class                         $31,861,230          $9,279,288
                                     =============       =============
  Market Value:
   Class IA                                     --                  --
   Class IB                                     --                  --
   Other class                         $22,764,912         $12,436,616
 Due from Hartford Life
  Insurance Company                             --                  --
 Receivable from fund shares
  sold                                       1,325              12,002
 Other assets                                   --                  --
                                     -------------       -------------
 Total Assets                           22,766,237          12,448,618
                                     -------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          1,325              12,002
 Payable for fund shares
  purchased                                     --                  --
 Other liabilities                               1                   3
                                     -------------       -------------
 Total Liabilities                           1,326              12,005
                                     -------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $22,764,911         $12,436,613
                                     =============       =============

(4)  Formerly BB&T Large Cap VIF. Change effective February 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                      COLUMBIA
                                        BB&T                                       SMALL COMPANY              COLUMBIA
                                    TOTAL RETURN           CALVERT VP SRI              GROWTH              LARGE CAP VALUE
                                      BOND VIF           BALANCED PORTFOLIO           FUND VS                  FUND VS
                                    SUB-ACCOUNT           SUB-ACCOUNT (5)           SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                      --                      --                       --
   Class IB                                   --                      --                      --                       --
   Other class                           366,527               1,031,448                 735,809                1,046,674
                                    ============            ============            ============            =============
  Cost:
   Class IA                                   --                      --                      --                       --
   Class IB                                   --                      --                      --                       --
   Other class                        $3,720,593              $1,585,543              $9,643,457              $18,860,310
                                    ============            ============            ============            =============
  Market Value:
   Class IA                                   --                      --                      --                       --
   Class IB                                   --                      --                      --                       --
   Other class                        $3,932,834              $1,748,304              $9,021,322              $13,648,798
 Due from Hartford Life
  Insurance Company                           --                      --                      --                       --
 Receivable from fund shares
  sold                                       161                      49                 357,112                    1,596
 Other assets                                121                      --                      --                       --
                                    ------------            ------------            ------------            -------------
 Total Assets                          3,933,116               1,748,353               9,378,434               13,650,394
                                    ------------            ------------            ------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          161                      49                 357,112                    1,596
 Payable for fund shares
  purchased                                   --                      --                      --                       --
 Other liabilities                            --                      --                      72                      105
                                    ------------            ------------            ------------            -------------
 Total Liabilities                           161                      49                 357,184                    1,701
                                    ------------            ------------            ------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $3,932,955              $1,748,304              $9,021,250              $13,648,693
                                    ============            ============            ============            =============

                                    WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT
                                       OMEGA                    CORE               FIDELITY(R) VIP
                                    GROWTH FUND             EQUITY FUND           ASSET MANAGER(TM)
                                 SUB-ACCOUNT (6)(7)       SUB-ACCOUNT (8)            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                      --                       --
   Class IB                                   --                      --                       --
   Other class                           198,170                 346,053                  183,976
                                    ============            ============             ============
  Cost:
   Class IA                                   --                      --                       --
   Class IB                                   --                      --                       --
   Other class                        $3,932,110              $5,278,479               $2,829,847
                                    ============            ============             ============
  Market Value:
   Class IA                                   --                      --                       --
   Class IB                                   --                      --                       --
   Other class                        $4,806,186              $6,858,767               $2,675,013
 Due from Hartford Life
  Insurance Company                           --                      --                    1,003
 Receivable from fund shares
  sold                                     3,285                   3,659                       --
 Other assets                                 --                      72                       --
                                    ------------            ------------             ------------
 Total Assets                          4,809,471               6,862,498                2,676,016
                                    ------------            ------------             ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        3,285                   3,659                       --
 Payable for fund shares
  purchased                                   --                      --                    1,003
 Other liabilities                            --                      --                       --
                                    ------------            ------------             ------------
 Total Liabilities                         3,285                   3,659                    1,003
                                    ------------            ------------             ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $4,806,186              $6,858,839               $2,675,013
                                    ============            ============             ============

(5)  Formerly Calvert Social Balanced Portfolio. Change effective May 1, 2010.

(6) Effective July 16, 2010 Wells Fargo Advantage VT Large Company growth Fund merged with Wells Fargo Advantage VT Omega Growth Fund.

(7)  Formerly Evergreen VA Omega Fund. Change effective July 16, 2010.

(8) Formerly Evergreen VA Fundamental Large Cap Fund. Change effective July 16, 2010.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   FIDELITY(R) VIP      FIDELITY(R) VIP
                                        GROWTH           CONTRAFUND(R)
                                     SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                   --
   Class IB                                    --                   --
   Other class                            227,938              606,052
                                     ============        =============
  Cost:
   Class IA                                    --                   --
   Class IB                                    --                   --
   Other class                         $6,779,973           $9,761,331
                                     ============        =============
  Market Value:
   Class IA                                    --                   --
   Class IB                                    --                   --
   Other class                         $8,454,238          $14,472,516
 Due from Hartford Life
  Insurance Company                            --                1,194
 Receivable from fund shares
  sold                                      2,373                   --
 Other assets                                   2                    4
                                     ------------        -------------
 Total Assets                           8,456,613           14,473,714
                                     ------------        -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         2,373                   --
 Payable for fund shares
  purchased                                    --                1,194
 Other liabilities                             --                   --
                                     ------------        -------------
 Total Liabilities                          2,373                1,194
                                     ------------        -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $8,454,240          $14,472,520
                                     ============        =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         FIDELITY(R) VIP       FIDELITY(R) VIP
                                  FIDELITY(R) VIP          FREEDOM 2020         FREEDOM 2030        FIDELITY(R) VIP
                                      OVERSEAS              PORTFOLIO             PORTFOLIO           FREEDOM 2015
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                    --                   --                    --
   Class IB                                   --                    --                   --                    --
   Other class                           177,254                17,054                4,357                50,285
                                    ============            ==========            =========            ==========
  Cost:
   Class IA                                   --                    --                   --                    --
   Class IB                                   --                    --                   --                    --
   Other class                        $3,302,382              $167,339              $40,509              $513,827
                                    ============            ==========            =========            ==========
  Market Value:
   Class IA                                   --                    --                   --                    --
   Class IB                                   --                    --                   --                    --
   Other class                        $2,972,545              $179,923              $44,351              $535,531
 Due from Hartford Life
  Insurance Company                           --                    --                  249                    --
 Receivable from fund shares
  sold                                     2,596                     6                   --                    18
 Other assets                                 --                    --                   --                    --
                                    ------------            ----------            ---------            ----------
 Total Assets                          2,975,141               179,929               44,600               535,549
                                    ------------            ----------            ---------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        2,596                     6                   --                    18
 Payable for fund shares
  purchased                                   --                    --                  249                    --
 Other liabilities                             1                    --                   --                    --
                                    ------------            ----------            ---------            ----------
 Total Liabilities                         2,597                     6                  249                    18
                                    ------------            ----------            ---------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,972,544              $179,923              $44,351              $535,531
                                    ============            ==========            =========            ==========


                                FIDELITY(R) VIP     FIDELITY(R) VIP       FIDELITY(R) VIP
                                 FREEDOM 2025       FREEDOM INCOME       FUNDSMANAGER 20%
                                  SUB-ACCOUNT       SUB-ACCOUNT (9)      SUB-ACCOUNT (10)
-----------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              --                  --                    --
   Class IB                              --                  --                    --
   Other class                          614                 304                   815
                                    =======             =======               =======
  Cost:
   Class IA                              --                  --                    --
   Class IB                              --                  --                    --
   Other class                       $5,835              $3,218                $8,279
                                    =======             =======               =======
  Market Value:
   Class IA                              --                  --                    --
   Class IB                              --                  --                    --
   Other class                       $6,414              $3,113                $8,656
 Due from Hartford Life
  Insurance Company                      --                  11                    --
 Receivable from fund shares
  sold                                   --                  --                    --
 Other assets                            --                  --                    --
                                    -------             -------               -------
 Total Assets                         6,414               3,124                 8,656
                                    -------             -------               -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                      --                  --                    --
 Payable for fund shares
  purchased                              --                  11                    --
 Other liabilities                       --                  --                    --
                                    -------             -------               -------
 Total Liabilities                       --                  11                    --
                                    -------             -------               -------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $6,414              $3,113                $8,656
                                    =======             =======               =======

(9)  Funded as of November 8, 2010.

(10) Funded as of June 29, 2010.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                 FIDELITY(R) VIP     FIDELITY(R) VIP
                                 FUNDSMANAGER 50%    FUNDSMANAGER 60%
                                   SUB-ACCOUNT       SUB-ACCOUNT (11)
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                  --
   Class IB                                 --                  --
   Other class                           6,807               1,436
                                    ==========          ==========
  Cost:
   Class IA                                 --                  --
   Class IB                                 --                  --
   Other class                         $60,703             $13,816
                                    ==========          ==========
  Market Value:
   Class IA                                 --                  --
   Class IB                                 --                  --
   Other class                         $68,137             $14,185
 Due from Hartford Life
  Insurance Company                         --                  --
 Receivable from fund shares
  sold                                       2                  --
 Other assets                               --                  --
                                    ----------          ----------
 Total Assets                           68,139              14,185
                                    ----------          ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          2                  --
 Payable for fund shares
  purchased                                 --                  --
 Other liabilities                          --                  --
                                    ----------          ----------
 Total Liabilities                           2                  --
                                    ----------          ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $68,137             $14,185
                                    ==========          ==========

(11) Funded as of November 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                    HARTFORD
                                                       FRANKLIN                HARTFORD              TOTAL
                               FIDELITY(R) VIP          INCOME                 ADVISERS           RETURN BOND
                               FUNDSMANAGER 85%    SECURITIES FUND             HLS FUND             HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT (12)       SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                            --                      --                64,775,350          55,565,177
   Class IB                            --                      --                 7,349,139          15,273,585
   Other class                         62                 136,858                        --                  --
                                    =====            ============          ================      ==============
  Cost:
   Class IA                            --                      --            $1,116,306,169        $615,564,948
   Class IB                            --                      --               182,511,951         176,691,491
   Other class                       $495              $2,110,779                        --                  --
                                    =====            ============          ================      ==============
  Market Value:
   Class IA                            --                      --            $1,251,588,879        $605,433,388
   Class IB                            --                      --               143,691,334         165,634,206
   Other class                       $568              $2,028,229                        --                  --
 Due from Hartford Life
  Insurance Company                    --                     268                        --                  --
 Receivable from fund shares
  sold                                 --                      --                   847,634             340,593
 Other assets                          --                      --                        --                  34
                                    -----            ------------          ----------------      --------------
 Total Assets                         568               2,028,497             1,396,127,847         771,408,221
                                    -----            ------------          ----------------      --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                    --                      --                   847,634             340,593
 Payable for fund shares
  purchased                            --                     268                        --                  --
 Other liabilities                     --                      --                        19                  --
                                    -----            ------------          ----------------      --------------
 Total Liabilities                     --                     268                   847,653             340,593
                                    -----            ------------          ----------------      --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $568              $2,028,229            $1,395,280,194        $771,067,628
                                    =====            ============          ================      ==============

                                  HARTFORD        HARTFORD
                                  CAPITAL         DIVIDEND           HARTFORD
                                APPRECIATION     AND GROWTH       GLOBAL RESEARCH
                                  HLS FUND        HLS FUND           HLS FUND
                                SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT (13)
-----------------------------  -----------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                        44,606,556      40,236,497          2,004,933
   Class IB                         6,387,951       9,246,913            590,170
   Other class                             --              --                 --
                               ==============  ==============      =============
  Cost:
   Class IA                    $1,466,114,778    $628,531,051        $18,792,391
   Class IB                       285,321,078     170,533,922          5,479,818
   Other class                             --              --                 --
                               ==============  ==============      =============
  Market Value:
   Class IA                    $1,889,515,554    $784,581,875        $19,935,269
   Class IB                       268,301,880     179,905,591          5,857,815
   Other class                             --              --                 --
 Due from Hartford Life
  Insurance Company                        --              --                 --
 Receivable from fund shares
  sold                              2,242,844         491,201             23,196
 Other assets                              --              44                 --
                               --------------  --------------      -------------
 Total Assets                   2,160,060,278     964,978,711         25,816,280
                               --------------  --------------      -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                 2,242,844         491,201             23,196
 Payable for fund shares
  purchased                                --              --                 --
 Other liabilities                         53              --                 --
                               --------------  --------------      -------------
 Total Liabilities                  2,242,897         491,201             23,196
                               --------------  --------------      -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities         $2,157,817,381    $964,487,510        $25,793,084
                               ==============  ==============      =============

(12) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

(13) Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  HARTFORD        HARTFORD
                                GLOBAL HEALTH  GLOBAL GROWTH
                                  HLS FUND        HLS FUND
                                 SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         2,694,586       6,098,152
   Class IB                           458,890       1,699,100
   Other class                             --              --
                                =============  ==============
  Cost:
   Class IA                       $35,032,141     $97,223,575
   Class IB                         6,153,691      26,988,164
   Other class                             --              --
                                =============  ==============
  Market Value:
   Class IA                       $37,432,417     $95,264,565
   Class IB                         6,246,648      26,388,539
   Other class                             --              --
 Due from Hartford Life
  Insurance Company                        --              --
 Receivable from fund shares
  sold                                  1,661          47,111
 Other assets                              --              --
                                -------------  --------------
 Total Assets                      43,680,726     121,700,215
                                -------------  --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                     1,661          47,111
 Payable for fund shares
  purchased                                --              --
 Other liabilities                          1              --
                                -------------  --------------
 Total Liabilities                      1,662          47,111
                                -------------  --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $43,679,064    $121,653,104
                                =============  ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD                                 HARTFORD
                                DISCIPLINED           HARTFORD              GROWTH         HARTFORD
                                   EQUITY              GROWTH           OPPORTUNITIES     HIGH YIELD
                                  HLS FUND            HLS FUND             HLS FUND        HLS FUND
                                SUB-ACCOUNT       SUB-ACCOUNT (14)       SUB-ACCOUNT     SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         8,670,258           5,133,353            3,346,218      13,116,586
   Class IB                         2,701,117           1,739,111              971,516       4,171,563
   Other class                             --                  --                   --              --
                               ==============       =============       ==============  ==============
  Cost:
   Class IA                      $100,691,540         $54,259,177          $79,619,073    $121,383,785
   Class IB                        30,125,999          17,834,750           23,707,267      37,723,331
   Other class                             --                  --                   --              --
                               ==============       =============       ==============  ==============
  Market Value:
   Class IA                      $102,257,805         $61,684,690          $86,539,889    $120,078,554
   Class IB                        31,693,789          20,537,863           24,816,380      37,712,273
   Other class                             --                  --                   --              --
 Due from Hartford Life
  Insurance Company                        --               5,737               84,749              --
 Receivable from fund shares
  sold                                  3,361                  --                   --          24,115
 Other assets                              --                   6                    8               3
                               --------------       -------------       --------------  --------------
 Total Assets                     133,954,955          82,228,296          111,441,026     157,814,945
                               --------------       -------------       --------------  --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                     3,361                  --                   --          24,115
 Payable for fund shares
  purchased                                --               5,737               84,749              --
 Other liabilities                          9                  --                   --              --
                               --------------       -------------       --------------  --------------
 Total Liabilities                      3,370               5,737               84,749          24,115
                               --------------       -------------       --------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $133,951,585         $82,222,559         $111,356,277    $157,790,830
                               ==============       =============       ==============  ==============

                                                       HARTFORD                 HARTFORD
                                  HARTFORD          INTERNATIONAL             SMALL/MID CAP
                                   INDEX            OPPORTUNITIES                EQUITY
                                  HLS FUND             HLS FUND                 HLS FUND
                                SUB-ACCOUNT      SUB-ACCOUNT (15)(16)       SUB-ACCOUNT (17)
-----------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                         7,199,268           28,701,881                2,598,729
   Class IB                           625,901            5,502,442                  878,912
   Other class                             --                   --                       --
                               ==============       ==============            =============
  Cost:
   Class IA                      $126,848,772         $314,984,845              $18,111,066
   Class IB                        18,971,997           62,060,432                6,110,313
   Other class                             --                   --                       --
                               ==============       ==============            =============
  Market Value:
   Class IA                      $188,619,452         $357,673,401              $25,594,771
   Class IB                        16,325,188           69,408,821                8,635,576
   Other class                             --                   --                       --
 Due from Hartford Life
  Insurance Company                        --                   --                  127,376
 Receivable from fund shares
  sold                                138,079              227,611                       --
 Other assets                              --                   --                       --
                               --------------       --------------            -------------
 Total Assets                     205,082,719          427,309,833               34,357,723
                               --------------       --------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                   138,079              227,611                       --
 Payable for fund shares
  purchased                                --                   --                  127,376
 Other liabilities                         10                  186                       --
                               --------------       --------------            -------------
 Total Liabilities                    138,089              227,797                  127,376
                               --------------       --------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $204,944,630         $427,082,036              $34,230,347
                               ==============       ==============            =============

(14) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

(15) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(16) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

(17) Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   HARTFORD             HARTFORD
                                    MIDCAP            MIDCAP VALUE
                                   HLS FUND             HLS FUND
                                 SUB-ACCOUNT        SUB-ACCOUNT (18)
------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                          7,697,371           12,533,204
   Class IB                            240,812            3,482,542
   Other class                              --                   --
                                ==============       ==============
  Cost:
   Class IA                       $114,768,124         $127,855,056
   Class IB                          5,808,362           35,259,943
   Other class                              --                   --
                                ==============       ==============
  Market Value:
   Class IA                       $200,236,160         $129,374,348
   Class IB                          6,199,051           35,818,357
   Other class                              --                   --
 Due from Hartford Life
  Insurance Company                         --               79,697
 Receivable from fund shares
  sold                                  40,719                   --
 Other assets                               --                   --
                                --------------       --------------
 Total Assets                      206,475,930          165,272,402
                                --------------       --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                     40,719                   --
 Payable for fund shares
  purchased                                 --               79,697
 Other liabilities                          19                   --
                                --------------       --------------
 Total Liabilities                      40,738               79,697
                                --------------       --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $206,435,192         $165,192,705
                                ==============       ==============

(18) Effective July 30, 2010 Hartford SmallCap Value HLS Fund merged with Hartford MidCap Value HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD             HARTFORD                  HARTFORD             HARTFORD
                                MONEY MARKET        SMALL COMPANY            SMALLCAP GROWTH           STOCK
                                  HLS FUND             HLS FUND                  HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                       200,233,062            6,271,509                 4,089,615           16,086,847
   Class IB                        53,976,749            1,429,078                 1,158,695            1,751,156
   Other class                             --                   --                        --                   --
                               ==============       ==============            ==============       ==============
  Cost:
   Class IA                      $200,086,260          $78,399,429               $67,142,718         $505,710,603
   Class IB                        54,123,641           20,861,158                18,551,742           91,820,254
   Other class                             99                   --                        --                   --
                               ==============       ==============            ==============       ==============
  Market Value:
   Class IA                      $200,107,017         $110,772,282               $87,390,277         $659,301,963
   Class IB                        54,102,978           24,556,782                24,584,314           71,690,321
   Other class                             11                   --                        --                   --
 Due from Hartford Life
  Insurance Company                 1,572,091               50,218                   123,316                   --
 Receivable from fund shares
  sold                                     --                   --                        --              297,194
 Other assets                              --                   --                        21                   36
                               --------------       --------------            --------------       --------------
 Total Assets                     255,782,097          135,379,282               112,097,928          731,289,514
                               --------------       --------------            --------------       --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                   --                        --              297,194
 Payable for fund shares
  purchased                         1,572,091               50,218                   123,316                   --
 Other liabilities                        231                   --                        --                   --
                               --------------       --------------            --------------       --------------
 Total Liabilities                  1,572,322               50,218                   123,316              297,194
                               --------------       --------------            --------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $254,209,775         $135,329,064              $111,974,612         $730,992,320
                               ==============       ==============            ==============       ==============

                                       HARTFORD
                                   U.S. GOVERNMENT               HARTFORD               HUNTINGTON VA
                                      SECURITIES                  VALUE                    INCOME
                                       HLS FUND                  HLS FUND                EQUITY FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (20)(21)          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                             20,418,796                12,006,478                       --
   Class IB                              5,106,254                 2,756,544                       --
   Other class                                  --                        --                1,090,480
                                    ==============            ==============            =============
  Cost:
   Class IA                           $224,984,587              $118,624,842                       --
   Class IB                             56,874,515                26,499,687                       --
   Other class                                  --                        --              $10,727,920
                                    ==============            ==============            =============
  Market Value:
   Class IA                           $213,490,357              $129,335,118                       --
   Class IB                             53,118,493                29,652,698                       --
   Other class                                  --                        --               $9,454,464
 Due from Hartford Life
  Insurance Company                             --                        --                       --
 Receivable from fund shares
  sold                                     134,583                    80,460                      447
 Other assets                                   69                        16                       --
                                    --------------            --------------            -------------
 Total Assets                          266,743,502               159,068,292                9,454,911
                                    --------------            --------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        134,583                    80,460                      447
 Payable for fund shares
  purchased                                     --                        --                       --
 Other liabilities                              --                        --                        1
                                    --------------            --------------            -------------
 Total Liabilities                         134,583                    80,460                      448
                                    --------------            --------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $266,608,919              $158,987,832               $9,454,463
                                    ==============            ==============            =============

(20) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

(21) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     HUNTINGTON VA
                                       DIVIDEND              HUNTINGTON VA
                                     CAPTURE FUND             GROWTH FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     --                      --
   Class IB                                     --                      --
   Other class                           1,230,774                 754,485
                                     =============            ============
  Cost:
   Class IA                                     --                      --
   Class IB                                     --                      --
   Other class                         $13,381,449              $6,201,728
                                     =============            ============
  Market Value:
   Class IA                                     --                      --
   Class IB                                     --                      --
   Other class                         $12,000,049              $5,892,529
 Due from Hartford Life
  Insurance Company                             --                      --
 Receivable from fund shares
  sold                                         459                   2,815
 Other assets                                   --                      --
                                     -------------            ------------
 Total Assets                           12,000,508               5,895,344
                                     -------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            459                   2,815
 Payable for fund shares
  purchased                                     --                      --
 Other liabilities                               2                      --
                                     -------------            ------------
 Total Liabilities                             461                   2,815
                                     -------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $12,000,047              $5,892,529
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                HUNTINGTON VA           HUNTINGTON VA           HUNTINGTON VA           HUNTINGTON VA
                                   MID CORP                  NEW                   ROTATING             INTERNATIONAL
                                 AMERICA FUND            ECONOMY FUND            MARKETS FUND            EQUITY FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                --                      --                      --                      --
   Class IB                                --                      --                      --                      --
   Other class                        417,090                 213,187                 182,954                 146,366
                                 ============            ============            ============            ============
  Cost:
   Class IA                                --                      --                      --                      --
   Class IB                                --                      --                      --                      --
   Other class                     $4,848,721              $2,454,562              $1,796,006              $2,131,887
                                 ============            ============            ============            ============
  Market Value:
   Class IA                                --                      --                      --                      --
   Class IB                                --                      --                      --                      --
   Other class                     $7,357,476              $2,696,823              $2,030,793              $2,116,460
 Due from Hartford Life
  Insurance Company                        --                      --                      --                      --
 Receivable from fund
  shares sold                             339                     123                      93                      86
 Other assets                               1                      --                      --                       1
                                 ------------            ------------            ------------            ------------
 Total Assets                       7,357,816               2,696,946               2,030,886               2,116,547
                                 ------------            ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       339                     123                      93                      86
 Payable for fund shares
  purchased                                --                      --                      --                      --
 Other liabilities                         --                       1                      --                      --
                                 ------------            ------------            ------------            ------------
 Total Liabilities                        339                     124                      93                      86
                                 ------------            ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $7,357,477              $2,696,822              $2,030,793              $2,116,461
                                 ============            ============            ============            ============

                                                       HUNTINGTON VA
                                HUNTINGTON VA             MORTGAGE            HUNTINGTON VA
                                MACRO 100 FUND        SECURITIES FUND           SITUS FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                --                    --                      --
   Class IB                                --                    --                      --
   Other class                        102,755                85,675                 168,165
                                 ============            ==========            ============
  Cost:
   Class IA                                --                    --                      --
   Class IB                                --                    --                      --
   Other class                     $1,066,783              $958,679              $2,027,781
                                 ============            ==========            ============
  Market Value:
   Class IA                                --                    --                      --
   Class IB                                --                    --                      --
   Other class                       $925,824              $984,409              $2,520,794
 Due from Hartford Life
  Insurance Company                        --                    --                      --
 Receivable from fund
  shares sold                              39                    42                     113
 Other assets                              --                    --                      --
                                 ------------            ----------            ------------
 Total Assets                         925,863               984,451               2,520,907
                                 ------------            ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        39                    42                     113
 Payable for fund shares
  purchased                                --                    --                      --
 Other liabilities                         --                    --                      --
                                 ------------            ----------            ------------
 Total Liabilities                         39                    42                     113
                                 ------------            ----------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $925,824              $984,409              $2,520,794
                                 ============            ==========            ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       BLACKROCK               BLACKROCK
                                         GLOBAL                LARGE CAP
                                 OPPORTUNITIES VI FUND      GROWTH V.I. FUND
                                    SUB-ACCOUNT (22)          SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                              7,903                  11,584
                                       ==========              ==========
  Cost:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                            $85,866                $119,341
                                       ==========              ==========
  Market Value:
   Class IA                                    --                      --
   Class IB                                    --                      --
   Other class                           $111,992                $125,692
 Due from Hartford Life
  Insurance Company                            --                      --
 Receivable from fund shares
  sold                                          5                       6
 Other assets                                  --                      --
                                       ----------              ----------
 Total Assets                             111,997                 125,698
                                       ----------              ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                             5                       6
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                      --
                                       ----------              ----------
 Total Liabilities                              5                       6
                                       ----------              ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                            $111,992                $125,692
                                       ==========              ==========

(22) Formerly BlackRock Global Growth V.I. Fund. Change effective May 3, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           INVESCO                                    MTB MANAGED
                                     UIF U.S.          VAN KAMPEN V.I.         UIF MID CAP             ALLOCATION
                                   REAL ESTATE            EQUITY AND              GROWTH            FUND -- MODERATE
                                    PORTFOLIO            INCOME FUND            PORTFOLIO              GROWTH II
                                 SUB-ACCOUNT (23)      SUB-ACCOUNT (24)      SUB-ACCOUNT (25)         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                    --                    --                      --
   Class IB                                 --                    --                    --                      --
   Other class                          47,026                28,798                75,034                 287,145
                                    ==========            ==========            ==========            ============
  Cost:
   Class IA                                 --                    --                    --                      --
   Class IB                                 --                    --                    --                      --
   Other class                        $843,690              $416,951              $789,697              $3,055,454
                                    ==========            ==========            ==========            ============
  Market Value:
   Class IA                                 --                    --                    --                      --
   Class IB                                 --                    --                    --                      --
   Other class                        $603,812              $404,618              $901,163              $2,733,624
 Due from Hartford Life
  Insurance Company                         91                   113                   115                      --
 Receivable from fund shares
  sold                                      --                    --                    --                     119
 Other assets                               --                    --                    --                      --
                                    ----------            ----------            ----------            ------------
 Total Assets                          603,903               404,731               901,278               2,733,743
                                    ----------            ----------            ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                    --                    --                     119
 Payable for fund shares
  purchased                                 91                   113                   115                      --
 Other liabilities                          --                    --                    --                      --
                                    ----------            ----------            ----------            ------------
 Total Liabilities                          91                   113                   115                     119
                                    ----------            ----------            ----------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $603,812              $404,618              $901,163              $2,733,624
                                    ==========            ==========            ==========            ============

                                  COLUMBIA MARSICO
                                    INTERNATIONAL         COLUMBIA        COLUMBIA MARSICO
                                    OPPORTUNITIES        HIGH YIELD       FOCUSED EQUITIES
                                       FUND VS             FUND VS             FUND VS
                                     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                  --                  --
   Class IB                                    --                  --                  --
   Other class                          1,059,914           1,147,589           1,799,680
                                    =============       =============       =============
  Cost:
   Class IA                                    --                  --                  --
   Class IB                                    --                  --                  --
   Other class                        $13,265,893         $11,127,590         $22,187,851
                                    =============       =============       =============
  Market Value:
   Class IA                                    --                  --                  --
   Class IB                                    --                  --                  --
   Other class                        $16,937,424         $11,533,275         $30,576,571
 Due from Hartford Life
  Insurance Company                            --                  --                  --
 Receivable from fund shares
  sold                                     11,118               8,271              10,119
 Other assets                                  --                   1                   3
                                    -------------       -------------       -------------
 Total Assets                          16,948,542          11,541,547          30,586,693
                                    -------------       -------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        11,118               8,271              10,119
 Payable for fund shares
  purchased                                    --                  --                  --
 Other liabilities                              4                  --                  --
                                    -------------       -------------       -------------
 Total Liabilities                         11,122               8,271              10,119
                                    -------------       -------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $16,937,420         $11,533,276         $30,576,574
                                    =============       =============       =============

(23) Formerly Van Kampen -- UIF U.S. Real Estate Portfolio. Change effective June 1, 2010.

(24) Formerly Equity and Income. Change effective June 1, 2010.

(25) Formerly Mid Cap Growth. Change effective June 1, 2010.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       COLUMBIA            COLUMBIA MARSICO
                                   ASSET ALLOCATION             GROWTH
                                       FUND VS                  FUND VS
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                       --
   Class IB                                    --                       --
   Other class                            327,890                1,119,054
                                     ============            =============
  Cost:
   Class IA                                    --                       --
   Class IB                                    --                       --
   Other class                         $5,201,258              $13,880,422
                                     ============            =============
  Market Value:
   Class IA                                    --                       --
   Class IB                                    --                       --
   Other class                         $4,007,024              $22,974,184
 Due from Hartford Life
  Insurance Company                            --                       --
 Receivable from fund shares
  sold                                        157                   21,987
 Other assets                                  --                        3
                                     ------------            -------------
 Total Assets                           4,007,181               22,996,174
                                     ------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           157                   21,988
 Payable for fund shares
  purchased                                    --                       --
 Other liabilities                             18                       --
                                     ------------            -------------
 Total Liabilities                            175                   21,988
                                     ------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $4,007,006              $22,974,186
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  COLUMBIA MARSICO        COLUMBIA MARSICO          OPPENHEIMER            PUTNAM VT
                                    21ST CENTURY            MIDCAP GROWTH              GLOBAL              SMALL CAP
                                      FUND VS                  FUND VS            SECURITIES FUND            VALUE
                                    SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                       --                    --                    --
   Class IB                                   --                       --                    --                26,987
   Other class                           457,358                1,736,558                27,873                    --
                                    ============            =============            ==========            ==========
  Cost:
   Class IA                                   --                       --                    --                    --
   Class IB                                   --                       --                    --              $436,718
   Other class                        $4,206,577              $12,064,238              $893,034                    --
                                    ============            =============            ==========            ==========
  Market Value:
   Class IA                                   --                       --                    --                    --
   Class IB                                   --                       --                    --              $371,887
   Other class                        $5,520,305              $13,701,449              $837,319                    --
 Due from Hartford Life
  Insurance Company                           --                  101,583                   195                   110
 Receivable from fund shares
  sold                                       316                       --                    --                    --
 Other assets                                 --                        2                    --                    --
                                    ------------            -------------            ----------            ----------
 Total Assets                          5,520,621               13,803,034               837,514               371,997
                                    ------------            -------------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          316                       --                    --                    --
 Payable for fund shares
  purchased                                   --                  101,583                   195                   110
 Other liabilities                             2                       --                    --                    --
                                    ------------            -------------            ----------            ----------
 Total Liabilities                           318                  101,583                   195                   110
                                    ------------            -------------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $5,520,303              $13,701,451              $837,319              $371,887
                                    ============            =============            ==========            ==========

                                                                            PIONEER
                                                          PIONEER           MID CAP
                                     PIMCO VIT           FUND VCT          VALUE VCT
                                    REAL RETURN          PORTFOLIO         PORTFOLIO
                                    SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                  --               --
   Class IB                                   --                  --               --
   Other class                           139,967           1,046,725           17,432
                                    ============       =============       ==========
  Cost:
   Class IA                                   --                  --               --
   Class IB                                   --                  --               --
   Other class                        $1,742,617         $21,966,860         $293,963
                                    ============       =============       ==========
  Market Value:
   Class IA                                   --                  --               --
   Class IB                                   --                  --               --
   Other class                        $1,839,171         $23,467,772         $293,387
 Due from Hartford Life
  Insurance Company                          737                  --               --
 Receivable from fund shares
  sold                                        --               1,824               53
 Other assets                                 22                  --               --
                                    ------------       -------------       ----------
 Total Assets                          1,839,930          23,469,596          293,440
                                    ------------       -------------       ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --               1,824               53
 Payable for fund shares
  purchased                                  737                  --               --
 Other liabilities                            --                 178               --
                                    ------------       -------------       ----------
 Total Liabilities                           737               2,002               53
                                    ------------       -------------       ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,839,193         $23,467,594         $293,387
                                    ============       =============       ==========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                   JENNISON 20/20
                                       FOCUS                 JENNISON
                                     PORTFOLIO              PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                  --                      --
   Class IB                                  --                      --
   Other class                           28,077                  50,921
                                     ==========            ============
  Cost:
   Class IA                                  --                      --
   Class IB                                  --                      --
   Other class                         $323,977              $1,112,743
                                     ==========            ============
  Market Value:
   Class IA                                  --                      --
   Class IB                                  --                      --
   Other class                         $429,862              $1,166,602
 Due from Hartford Life
  Insurance Company                          --                      --
 Receivable from fund shares
  sold                                       17                     126
 Other assets                                --                      --
                                     ----------            ------------
 Total Assets                           429,879               1,166,728
                                     ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          17                     126
 Payable for fund shares
  purchased                                  --                      --
 Other liabilities                           --                      --
                                     ----------            ------------
 Total Liabilities                           17                     126
                                     ----------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $429,862              $1,166,602
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          PRUDENTIAL
                                    PRUDENTIAL              SERIES                 ROYCE                 LEGG MASON
                                      VALUE             INTERNATIONAL            SMALL-CAP              CLEARBRIDGE
                                    PORTFOLIO               GROWTH               PORTFOLIO           APPRECIATION FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                    --                      --                     --
   Class IB                                 --                    --                      --                     --
   Other class                          41,836                27,769                 140,157                 10,848
                                    ==========            ==========            ============             ==========
  Cost:
   Class IA                                 --                    --                      --                     --
   Class IB                                 --                    --                      --                     --
   Other class                        $820,894              $147,060              $1,407,166                $73,371
                                    ==========            ==========            ============             ==========
  Market Value:
   Class IA                                 --                    --                      --                     --
   Class IB                                 --                    --                      --                     --
   Other class                        $716,649              $141,625              $1,464,636               $148,732
 Due from Hartford Life
  Insurance Company                         --                    --                     628                     --
 Receivable from fund shares
  sold                                      31                     6                      --                      4
 Other assets                               --                    --                      --                     --
                                    ----------            ----------            ------------             ----------
 Total Assets                          716,680               141,631               1,465,264                148,736
                                    ----------            ----------            ------------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         31                     6                      --                      7
 Payable for fund shares
  purchased                                 --                    --                     628                     --
 Other liabilities                          --                    --                      --                     --
                                    ----------            ----------            ------------             ----------
 Total Liabilities                          31                     6                     628                      7
                                    ----------            ----------            ------------             ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $716,649              $141,625              $1,464,636               $148,729
                                    ==========            ==========            ============             ==========

                                                           VICTORY
                                                           VARIABLE
                                  WESTERN ASSET           INSURANCE              INVESCO
                                      MONEY              DIVERSIFIED         VAN KAMPEN V. I.
                                   MARKET FUND            STOCK FUND          COMSTOCK FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (26)
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                    --                    --
   Class IB                                 --                    --                    --
   Other class                         190,961                88,297                13,789
                                    ==========            ==========            ==========
  Cost:
   Class IA                                 --                    --                    --
   Class IB                                 --                    --                    --
   Other class                        $190,961              $879,385              $179,907
                                    ==========            ==========            ==========
  Market Value:
   Class IA                                 --                    --                    --
   Class IB                                 --                    --                    --
   Other class                        $190,961              $863,545              $160,916
 Due from Hartford Life
  Insurance Company                         --                    25                    31
 Receivable from fund shares
  sold                                       5                    --                    --
 Other assets                               --                    --                    --
                                    ----------            ----------            ----------
 Total Assets                          190,966               863,570               160,947
                                    ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          5                    --                    --
 Payable for fund shares
  purchased                                 --                    25                    31
 Other liabilities                          --                    --                    --
                                    ----------            ----------            ----------
 Total Liabilities                           5                    25                    31
                                    ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $190,961              $863,545              $160,916
                                    ==========            ==========            ==========

(26) Formerly Comstock. Change effective June 1, 2010.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   WELLS FARGO         WELLS FARGO
                                   ADVANTAGE VT       ADVANTAGE VT
                                   INDEX ASSET        TOTAL RETURN
                                 ALLOCATION FUND        BOND FUND
                                 SUB-ACCOUNT (27)      SUB-ACCOUNT
---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                 --
   Class IB                                 --                 --
   Other class                          19,912              8,509
                                    ==========          =========
  Cost:
   Class IA                                 --                 --
   Class IB                                 --                 --
   Other class                        $243,546            $85,133
                                    ==========          =========
  Market Value:
   Class IA                                 --                 --
   Class IB                                 --                 --
   Other class                        $233,368            $88,576
 Due from Hartford Life
  Insurance Company                         --                 --
 Receivable from fund shares
  sold                                      11                  4
 Other assets                               --                  6
                                    ----------          ---------
 Total Assets                          233,379             88,586
                                    ----------          ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         11                  4
 Payable for fund shares
  purchased                                 --                 --
 Other liabilities                          --                 --
                                    ----------          ---------
 Total Liabilities                          11                  4
                                    ----------          ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                         $233,368            $88,582
                                    ==========          =========

(27) Formerly Wells Fargo Advantage VT Asset Allocation Fund. Change effective May 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO           WELLS FARGO           WELLS FARGO            WELLS FARGO
                                   ADVANTAGE VT         ADVANTAGE VT           ADVANTAGE VT          ADVANTAGE VT
                                    INTRINSIC           INTERNATIONAL           SMALL CAP              SMALL CAP
                                    VALUE FUND           EQUITY FUND           GROWTH FUND            VALUE FUND
                                 SUB-ACCOUNT (28)   SUB-ACCOUNT (29)(30)     SUB-ACCOUNT (31)      SUB-ACCOUNT (32)
----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                     --                    --                     --
   Class IB                                 --                     --                    --                     --
   Other class                           8,068              2,195,905               633,911              1,292,941
                                    ==========          =============          ============          =============
  Cost:
   Class IA                                 --                     --                    --                     --
   Class IB                                 --                     --                    --                     --
   Other class                         $88,303            $11,048,841            $3,993,719             $9,540,556
                                    ==========          =============          ============          =============
  Market Value:
   Class IA                                 --                     --                    --                     --
   Class IB                                 --                     --                    --                     --
   Other class                        $102,950            $12,626,272            $5,109,292            $11,688,189
 Due from Hartford Life
  Insurance Company                         --                     --                    --                     --
 Receivable from fund shares
  sold                                       5                  4,898                   204                    530
 Other assets                               --                      6                     3                     --
                                    ----------          -------------          ------------          -------------
 Total Assets                          102,955             12,631,176             5,109,499             11,688,719
                                    ----------          -------------          ------------          -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          5                  4,898                   204                    530
 Payable for fund shares
  purchased                                 --                     --                    --                     --
 Other liabilities                          --                     --                    --                     --
                                    ----------          -------------          ------------          -------------
 Total Liabilities                           5                  4,898                   204                    530
                                    ----------          -------------          ------------          -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                         $102,950            $12,626,278            $5,109,295            $11,688,189
                                    ==========          =============          ============          =============

(28) Formerly Wells Fargo Advantage VT Equity Income Fund. Change effective July 16, 2010.

(29) Effective July 16, 2010 Evergreen VA International Equity Fund merged with Wells Fargo Advantage VT International Core Fund.

(30) Formerly Wells Fargo Advantage VT International Core Fund. Change effective July 16, 2010.

(31) Effective July 16, 2010 Evergreen VA Growth Fund merged with Wells Fargo Advantage VT Small Cap Growth Fund.

(32) Effective July 16, 2010 Evergreen VA Special Values Fund merged with newly created Wells Fargo Advantage VT Small Cap Value Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                     UNITS        MINIMUM            MAXIMUM
                                                                    OWNED BY        UNIT               UNIT          CONTRACT
                                                                  PARTICIPANTS  FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD (BY
 SUB-ACCOUNT):
American Century(R) VP Capital Appreciation Fund -- Class I         2,301,881     $2.160732    to    $21.053343        $5,034,909
AllianceBernstein International Value Fund -- Class B                 109,554      7.738140    to      7.738140           847,741
Invesco V.I. Capital Appreciation Fund -- Class S1                  2,207,027      0.796506    to      1.124932         2,050,556
Invesco V.I. Core Equity Fund -- Class S1                           4,343,895      0.890914    to      1.146200         4,477,161
Invesco V.I. High Yield Fund -- Class S1                            1,527,331      1.213947    to      1.587214         2,045,362
AllianceBernstein VPS Growth and Income Portfolio -- Class B        1,671,900      0.954061    to      1.154196         1,866,634
AllianceBernstein VPS Intermediate Bond Portfolio -- Class B          266,778     11.359139    to     11.697057         3,100,885
American Funds Growth Fund -- Class 2                                  41,541     10.383301    to     10.383301           431,336
BB&T Capital Manager Equity VIF                                     4,028,631      0.948018    to      1.397798         4,114,243
BB&T Select Equity VIF                                             16,983,309      1.234953    to      1.374117        22,736,214
BB&T Special Opportunities Equity VIF                               6,738,130      1.754526    to      1.877039        12,436,613
BB&T Total Return Bond VIF                                          3,121,445      1.205159    to      1.289323         3,932,955
Calvert VP SRI Balanced Portfolio                                     533,462      3.096720    to      3.500925         1,657,027
Columbia Small Company Growth Fund VS -- Class A                    7,159,960      1.168250    to     16.209064         9,021,250
Columbia Large Cap Value Fund VS -- Class A                        11,270,719      1.064990    to     13.861380        13,648,693
Wells Fargo Advantage VT Omega Growth Fund -- Class 2                  10,487     12.581221    to     12.624085           132,006
Wells Fargo Advantage VT Omega Growth Fund -- Class I               4,906,354      0.813741    to     17.443913         4,658,627
Wells Fargo Advantage VT Core Equity Fund -- Class I                4,641,593      1.322078    to     15.541978         6,809,223
Fidelity(R) VIP Asset Manager(TM) -- Class INIT                     1,174,458      2.259706    to     13.513594         2,675,013
Fidelity(R) VIP Growth -- Class INIT                                4,091,717      2.052797    to     12.147443         8,449,555
Fidelity(R) VIP Contrafund(R) -- Class INIT                         4,210,389      3.428888    to     15.296140        14,472,052
Fidelity(R) VIP Overseas -- Class INIT                              1,554,675      1.905388    to     13.963540         2,972,544
Fidelity(R) VIP Freedom 2020 Portfolio -- Class SRV2                   10,826     16.618873    to     16.618873           179,923
Fidelity(R) VIP Freedom 2030 Portfolio -- Class SRV2                    2,513     17.645669    to     17.645669            44,351
Fidelity(R) VIP Freedom 2015 -- Class SRV2                             34,409     15.563664    to     15.563664           535,531
Fidelity(R) VIP Freedom 2025 -- Class SRV2                                375     17.086596    to     17.086596             6,414
Fidelity(R) VIP Freedom Income -- Class SRV2                              246     12.675836    to     12.675836             3,113
Fidelity(R) VIP FundsManager 20% -- Class SRV2                            709     12.201631    to     12.201631             8,656
Fidelity(R) VIP FundsManager 50% -- Class SRV2                          4,707     14.475529    to     14.475529            68,137
Fidelity(R) VIP FundsManager 60% -- Class SRV2                            919     15.437517    to     15.437517            14,185
Fidelity(R) VIP FundsManager 85% -- Class SRV2                             33     17.329010    to     17.329010               568
Franklin Income Securities Fund -- Class 2                            169,354     11.976273    to     11.976273         2,028,229
Hartford Advisers HLS Fund -- Class IA                            345,461,877      1.123186    to     10.391242     1,233,806,801
Hartford Advisers HLS Fund -- Class IB                            126,398,076      1.013160    to     14.409021       143,210,825
Hartford Total Return Bond HLS Fund -- Class IA                   230,211,542      1.516295    to     14.898386       601,764,555
Hartford Total Return Bond HLS Fund -- Class IB                   103,192,757      1.317906    to     12.075574       165,464,073
Hartford Capital Appreciation HLS Fund -- Class IA                261,839,798      2.190230    to     29.811396     1,878,045,452
Hartford Capital Appreciation HLS Fund -- Class IB                170,112,349      1.388140    to     16.871708       268,059,895
Hartford Dividend and Growth HLS Fund -- Class IA                 299,941,460      1.408043    to     13.921665       780,322,697
Hartford Dividend and Growth HLS Fund -- Class IB                 115,871,880      1.210277    to     13.898031       179,854,233
Hartford Global Research HLS Fund -- Class IA                       2,016,213      9.655678    to     10.660617        19,913,089
Hartford Global Research HLS Fund -- Class IB                         599,093      9.561577    to     16.400512         5,857,814
Hartford Global Health HLS Fund -- Class IA                        17,820,688      1.941159    to      2.367723        37,325,121
Hartford Global Health HLS Fund -- Class IB                         3,040,427      1.883000    to     13.740266         6,246,647
Hartford Global Growth HLS Fund -- Class IA                        53,748,761      1.221873    to      9.884065        94,966,159
Hartford Global Growth HLS Fund -- Class IB                        29,623,916      0.752856    to     15.547715        26,388,539

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                     UNITS        MINIMUM            MAXIMUM
                                                                    OWNED BY        UNIT               UNIT          CONTRACT
                                                                  PARTICIPANTS  FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Hartford Disciplined Equity HLS Fund -- Class IA                   81,904,807     $1.072119    to    $10.713852      $102,090,343
Hartford Disciplined Equity HLS Fund -- Class IB                   33,337,178      0.851650    to     14.223154        31,693,797
Hartford Growth HLS Fund -- Class IA                               45,116,553      1.266998    to     10.390229        61,521,404
Hartford Growth HLS Fund -- Class IB                               15,815,054      1.240875    to     15.820496        20,537,857
Hartford Growth Opportunities HLS Fund -- Class IA                 52,219,335      1.494625    to     15.980356        86,425,468
Hartford Growth Opportunities HLS Fund -- Class IB                 16,156,779      1.469398    to     15.217449        24,816,380
Hartford High Yield HLS Fund -- Class IA                           65,389,039      1.638419    to     14.733140       119,711,752
Hartford High Yield HLS Fund -- Class IB                           22,351,311      1.520969    to     17.281541        37,697,733
Hartford Index HLS Fund -- Class IA                                54,439,955      0.989955    to      6.283196       185,012,222
Hartford Index HLS Fund -- Class IB                                17,389,759      0.818818    to     14.020820        16,325,191
Hartford International Opportunities HLS Fund -- Class IA         164,352,323      1.393909    to      3.545354       356,101,400
Hartford International Opportunities HLS Fund -- Class IB          58,958,088      1.051275    to     15.561855        69,404,550
Hartford Small/Mid Cap Equity HLS Fund -- Class IA                  2,464,548     10.159783    to     10.571584        25,594,771
Hartford Small/Mid Cap Equity HLS Fund -- Class IB                    818,907     10.398463    to     10.703518         8,628,204
Hartford MidCap HLS Fund -- Class IA                               42,620,719      3.034464    to      5.357417       199,185,140
Hartford MidCap HLS Fund -- Class IB                                3,385,314      1.681976    to     16.181705         6,199,051
Hartford MidCap Value HLS Fund -- Class IA                         71,956,625      1.657018    to      2.013173       129,173,458
Hartford MidCap Value HLS Fund -- Class IB                         20,840,352      1.626571    to     18.782138        35,791,497
Hartford Money Market HLS Fund -- Class IA                        117,210,830      0.539173    to      4.008393       198,928,046
Hartford Money Market HLS Fund -- Class IB                         49,062,150      0.959475    to      9.556416        53,944,074
Hartford Small Company HLS Fund -- Class IA                        44,602,306      1.610758    to      3.079503       110,400,111
Hartford Small Company HLS Fund -- Class IB                        22,388,884      0.887345    to     15.984332        24,546,615
Hartford SmallCap Growth HLS Fund -- Class IA                      55,564,525      1.405540    to     18.819193        87,273,844
Hartford SmallCap Growth HLS Fund -- Class IB                      16,992,408      1.387746    to     18.680973        24,584,318
Hartford Stock HLS Fund -- Class IA                               175,949,239      0.962043    to     20.882408       648,081,070
Hartford Stock HLS Fund -- Class IB                                78,655,533      0.822367    to     15.983449        71,632,861
Hartford U.S. Government Securities HLS Fund -- Class IA          178,628,368      1.084485    to     10.636278       211,962,812
Hartford U.S. Government Securities HLS Fund -- Class IB           47,550,303      1.066224    to     10.211368        53,086,295
Hartford Value HLS Fund -- Class IA                                98,482,705      1.209638    to     14.055914       128,873,691
Hartford Value HLS Fund -- Class IB                                23,945,141      1.183235    to     13.923729        29,647,533
Huntington VA Income Equity Fund                                    8,256,373      1.049176    to     11.633621         9,439,948
Huntington VA Dividend Capture Fund                                 7,711,606      1.390819    to     14.227806        12,000,047
Huntington VA Growth Fund                                           7,013,159      0.735091    to     10.634679         5,892,529
Huntington VA Mid Corp America Fund                                 3,951,218      1.632043    to     17.480435         7,357,477
Huntington VA New Economy Fund                                      1,783,588      1.279515    to     13.924238         2,696,822
Huntington VA Rotating Markets Fund                                 1,489,191      1.224738    to     14.640529         2,030,793
Huntington VA International Equity Fund                             1,441,908      1.402347    to      1.501412         2,116,461
Huntington VA Macro 100 Fund                                          958,659      0.925708    to      0.991134           925,824
Huntington VA Mortgage Securities Fund                                825,431      1.145312    to      1.226229           984,409
Huntington VA Situs Fund                                            1,775,956      1.363957    to      1.460334         2,520,794
BlackRock Global Opportunities VI Fund -- Class I                      76,265      1.241823    to      1.507935           111,992
BlackRock Large Cap Growth V.I. Fund -- Class I                       125,964      0.874703    to      1.056789           125,692
UIF U.S. Real Estate Portfolio -- Class II                             58,848     10.260478    to     10.260478           603,812
Invesco Van Kampen V.I. Equity and Income Fund -- Class S2             35,370     11.439720    to     11.439720           404,618
UIF Mid Cap Growth Portfolio -- Class II                               70,208     12.835637    to     12.835637           901,163
MTB Managed Allocation Fund -- Moderate Growth II                   2,408,653      1.094031    to     13.790921         2,733,624
Columbia Marsico International Opportunities Fund VS -- Class B     8,795,114      1.544290    to     16.309610        16,933,489

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                     UNITS        MINIMUM            MAXIMUM
                                                                    OWNED BY        UNIT               UNIT          CONTRACT
                                                                  PARTICIPANTS  FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Columbia High Yield Fund VS                                         6,304,889     $1.727489    to    $15.891617       $11,526,534
Columbia Marsico Focused Equities Fund VS -- Class A               17,702,160      1.134097    to      1.774331        30,487,608
Columbia Asset Allocation Fund VS -- Class A                        3,342,129      1.093391    to      1.221589         3,999,877
Columbia Marsico Growth Fund VS -- Class A                         13,587,096      1.125900    to     14.867091        22,866,326
Columbia Marsico 21st Century Fund VS -- Class A                    4,756,868      1.068679    to      1.602816         5,520,303
Columbia Marsico Midcap Growth Fund VS -- Class A                  12,825,733      1.010670    to     18.334359        13,701,451
Oppenheimer Global Securities Fund -- Class SRV                        79,672     10.509576    to     10.509576           837,319
Putnam VT Small Cap Value -- Class IB                                  42,163      8.820300    to      8.820300           371,887
PIMCO VIT Real Return -- Class ADMN                                   143,115     12.851145    to     12.851145         1,839,193
Pioneer Fund VCT Portfolio -- Class II                             21,479,541      1.049341    to      1.114727        23,460,557
Pioneer Mid Cap Value VCT Portfolio -- Class II                        27,998     10.478749    to     10.478749           293,387
Jennison 20/20 Focus Portfolio -- Class II                            284,997      1.475411    to      1.528914           429,862
Jennison Portfolio -- Class II                                      1,648,645      0.676860    to      0.961940         1,163,464
Prudential Value Portfolio -- Class II                                582,375      1.193215    to      1.271226           716,649
Prudential Series International Growth -- Class II                    138,574      0.988689    to      1.053318           141,625
Royce Small-Cap Portfolio -- Class INVT                               128,099     11.433593    to     11.433593         1,464,636
Legg Mason ClearBridge Appreciation Fund -- Class A                     9,568     15.544199    to     15.544199           148,729
Western Asset Money Market Fund -- Class A                             52,218      3.542836    to      3.666006           190,961
Victory Variable Insurance Diversified Stock Fund -- Class A           78,287     10.007586    to     11.283922           861,367
Invesco Van Kampen V. I. Comstock Fund -- Class S2                     16,165      9.954431    to      9.954431           160,916
Wells Fargo Advantage VT Index Asset Allocation Fund                  192,776      1.189793    to      1.214792           233,368
Wells Fargo Advantage VT Total Return Bond Fund                        63,028      1.397635    to      1.426914            88,582
Wells Fargo Advantage VT Intrinsic Value Fund -- Class 2               92,939      1.102598    to      1.125767           102,950
Wells Fargo Advantage VT International Equity Fund -- Class 2           8,489     12.158148    to     12.205915           103,341
Wells Fargo Advantage VT International Equity Fund -- Class I       9,705,456      0.987492    to      1.753967        12,445,946
Wells Fargo Advantage VT Small Cap Growth Fund -- Class 1             391,379     12.720756    to     12.798846         5,002,329
Wells Fargo Advantage VT Small Cap Growth Fund                         16,807      1.640227    to      1.750561            28,141
Wells Fargo Advantage VT Small Cap Value Fund -- Class 1              958,040     12.157026    to     12.217855        11,679,488
ANNUITY CONTRACTS IN THE ANNUITY PERIOD (BY SUB-ACCOUNT):
American Century(R) VP Capital Appreciation Fund -- Class I             2,362      2.160732    to      2.160732             5,104
Invesco V.I. Capital Appreciation Fund -- Class S1                      4,934      0.937006    to      0.937006             4,623
Invesco V.I. High Yield Fund -- Class S1                                4,474      1.319386    to      1.319386             5,902
AllianceBernstein VPS Growth and Income Portfolio -- Class B            9,168      1.145373    to      1.145373            10,501
AllianceBernstein VPS Intermediate Bond Portfolio -- Class B            1,619     11.664459    to     11.664459            18,882
BB&T Select Equity VIF                                                 21,045      1.363612    to      1.363612            28,697
Calvert VP SRI Balanced Portfolio                                      29,475      3.096720    to      3.096720            91,277
Wells Fargo Advantage VT Omega Growth Fund -- Class I                  13,642      1.140106    to      1.140106            15,553
Wells Fargo Advantage VT Core Equity Fund -- Class I                   33,111      1.438931    to      1.498525            49,616
Fidelity(R) VIP Growth -- Class INIT                                    2,282      2.052797    to      2.052797             4,685
Fidelity(R) VIP Contrafund(R) -- Class INIT                               136      3.428888    to      3.428888               468
Hartford Advisers HLS Fund -- Class IA                              3,061,801      1.213444    to     10.391242        17,782,013
Hartford Advisers HLS Fund -- Class IB                                391,519      1.086865    to      1.302281           480,555
Hartford Total Return Bond HLS Fund -- Class IA                       861,862      1.725873    to      8.942568         3,668,864
Hartford Total Return Bond HLS Fund -- Class IB                       102,532      1.596113    to      1.670059           170,136
Hartford Capital Appreciation HLS Fund -- Class IA                    777,405      2.281019    to     29.811396        11,470,018
Hartford Capital Appreciation HLS Fund -- Class IB                    136,364      1.484415    to      2.422025           242,016

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                     UNITS        MINIMUM            MAXIMUM
                                                                    OWNED BY        UNIT               UNIT          CONTRACT
                                                                  PARTICIPANTS  FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund -- Class IA                   1,139,955     $1.610478    to     $3.839091        $4,259,230
Hartford Dividend and Growth HLS Fund -- Class IB                      33,223      1.525451    to      1.556569            51,350
Hartford Global Research HLS Fund -- Class IA                           2,236      9.919538    to      9.947741            22,181
Hartford Global Health HLS Fund -- Class IA                            50,309      2.128193    to      2.154195           107,296
Hartford Global Growth HLS Fund -- Class IA                           167,748      1.242612    to      1.908592           298,406
Hartford Disciplined Equity HLS Fund -- Class IA                      128,708      1.090311    to      1.363116           167,445
Hartford Growth HLS Fund -- Class IA                                  117,902      1.384274    to      1.414611           163,298
Hartford Growth Opportunities HLS Fund -- Class IA                     69,818      1.638650    to      1.652911           114,429
Hartford High Yield HLS Fund -- Class IA                              202,089      1.754920    to      1.817609           366,808
Hartford High Yield HLS Fund -- Class IB                                8,858      1.641099    to      1.641099            14,537
Hartford Index HLS Fund -- Class IA                                   711,690      1.016290    to      6.283196         3,607,217
Hartford International Opportunities HLS Fund -- Class IA             575,080      1.476945    to      3.450860         1,571,826
Hartford International Opportunities HLS Fund -- Class IB               2,665      1.598632    to      1.598632             4,260
Hartford Small/Mid Cap Equity HLS Fund -- Class IB                        689     10.703518    to     10.703518             7,372
Hartford MidCap HLS Fund -- Class IA                                  224,351      4.684630    to      4.684630         1,051,001
Hartford MidCap Value HLS Fund -- Class IA                            109,915      1.827643    to      1.845359           200,894
Hartford MidCap Value HLS Fund -- Class IB                             11,741      1.751200    to     12.287559            26,856
Hartford Money Market HLS Fund -- Class IA                            578,600      1.170814    to      3.494772         1,321,578
Hartford Money Market HLS Fund -- Class IB                             13,492      1.191608    to      1.191608            16,077
Hartford Small Company HLS Fund -- Class IA                           140,433      1.638105    to      2.666747           372,166
Hartford Small Company HLS Fund -- Class IB                             5,507      1.847089    to      1.847089            10,172
Hartford SmallCap Growth HLS Fund -- Class IA                          75,522      1.541015    to      1.554470           116,450
Hartford Stock HLS Fund -- Class IA                                 1,077,697      1.005012    to     20.882408        11,220,937
Hartford Stock HLS Fund -- Class IB                                    50,255      1.143219    to      1.143219            57,452
Hartford U.S. Government Securities HLS Fund -- Class IA            1,036,421      1.188992    to     10.361500         1,527,601
Hartford U.S. Government Securities HLS Fund -- Class IB               28,158      1.143911    to      1.143911            32,211
Hartford Value HLS Fund -- Class IA                                   346,947      1.329498    to      1.362037           461,443
Hartford Value HLS Fund -- Class IB                                     4,054      1.273866    to      1.273866             5,165
Huntington VA Income Equity Fund                                       12,950      1.120818    to      1.120818            14,515
Columbia Marsico International Opportunities Fund VS -- Class B         1,936      2.030891    to      2.030891             3,931
Columbia High Yield Fund VS                                             3,572      1.887510    to      1.887510             6,742
Columbia Marsico Focused Equities Fund VS -- Class A                   50,141      1.774331    to      1.774331            88,966
Columbia Asset Allocation Fund VS -- Class A                            5,836      1.221589    to      1.221589             7,129
Columbia Marsico Growth Fund VS -- Class A                             60,729      1.776096    to      1.776096           107,860
Pioneer Fund VCT Portfolio -- Class II                                  6,346      1.108867    to      1.108867             7,037
Jennison Portfolio -- Class II                                          4,474      0.701417    to      0.701417             3,138
Victory Variable Insurance Diversified Stock Fund -- Class A              193     11.283922    to     11.283922             2,178
Wells Fargo Advantage VT International Equity Fund -- Class I          44,233      1.740558    to      1.740558            76,991
Wells Fargo Advantage VT Small Cap Growth Fund -- Class 1               6,162     12.793044    to     12.793044            78,825
Wells Fargo Advantage VT Small Cap Value Fund -- Class 1                  712     12.212311    to     12.212311             8,701

#  Rounded unit values

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  AMERICAN CENTURY(R) VP     ALLIANCEBERNSTEIN
                                         CAPITAL               INTERNATIONAL
                                    APPRECIATION FUND           VALUE FUND
                                       SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $ --                $22,313
                                       ------------              ---------
EXPENSE:
 Administrative charges                        (120)                   (56)
 Mortality and Expense Risk
  charges                                   (52,804)               (10,856)
                                       ------------              ---------
  Total Expenses                            (52,924)               (10,912)
                                       ------------              ---------
  Net investment income (loss)              (52,924)                11,401
                                       ------------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     106,891                (42,851)
 Net realized gain on
  distributions                                  --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             1,093,467                 48,776
                                       ------------              ---------
  Net gain (loss) on
   investments                            1,200,358                  5,925
                                       ------------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                            $1,147,434                $17,326
                                       ============              =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                INVESCO V.I.           INVESCO V.I.          INVESCO V.I.         ALLIANCEBERNSTEIN VPS
                                   CAPITAL                 CORE                  HIGH                  GROWTH AND
                              APPRECIATION FUND        EQUITY FUND            YIELD FUND            INCOME PORTFOLIO
                               SUB-ACCOUNT (1)       SUB-ACCOUNT (2)        SUB-ACCOUNT (3)            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $14,210               $43,005               $197,027                     $ --
                                 -----------            ----------            -----------              -----------
EXPENSE:
 Administrative charges                 (207)                   --                   (622)                      --
 Mortality and Expense
  Risk charges                       (26,239)              (60,656)               (30,905)                 (24,631)
                                 -----------            ----------            -----------              -----------
  Total Expenses                     (26,446)              (60,656)               (31,527)                 (24,631)
                                 -----------            ----------            -----------              -----------
  Net investment income
   (loss)                            (12,236)              (17,651)               165,500                  (24,631)
                                 -----------            ----------            -----------              -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions          (104,386)               (4,301)              (121,513)                (173,174)
 Net realized gain on
  distributions                           --                    --                     --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               351,302               351,194                148,543                  385,193
                                 -----------            ----------            -----------              -----------
  Net gain (loss) on
   investments                       246,916               346,893                 27,030                  212,019
                                 -----------            ----------            -----------              -----------
  Net increase (decrease)
   in net assets resulting
   from operations                  $234,680              $329,242               $192,530                 $187,388
                                 ===========            ==========            ===========              ===========

                             ALLIANCEBERNSTEIN VPS                                  BB&T
                                  INTERMEDIATE          AMERICAN FUNDS             MID CAP
                                 BOND PORTFOLIO           GROWTH FUND            GROWTH VIF
                                  SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (4)
--------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $157,177                 $2,728                     $ --
                                   ----------              ---------            -------------
EXPENSE:
 Administrative charges                    --                     (1)                      --
 Mortality and Expense
  Risk charges                        (42,901)                (4,474)                  (5,631)
                                   ----------              ---------            -------------
  Total Expenses                      (42,901)                (4,475)                  (5,631)
                                   ----------              ---------            -------------
  Net investment income
   (loss)                             114,276                 (1,747)                  (5,631)
                                   ----------              ---------            -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions             21,787                    763               (1,233,894)
 Net realized gain on
  distributions                            --                     --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 78,612                 62,022                1,125,929
                                   ----------              ---------            -------------
  Net gain (loss) on
   investments                        100,399                 62,785                 (107,965)
                                   ----------              ---------            -------------
  Net increase (decrease)
   in net assets resulting
   from operations                   $214,675                $61,038                $(113,596)
                                   ==========              =========            =============

(1)  Formerly AIM V.I. Capital Appreciation Fund. Change effective April 30,
     2010.

(2)  Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

(3)  Formerly AIM V.I. High Yield Fund. Change effective April 30, 2010.

(4)  Effective January 29, 2010 BB&T Mid Cap Growth VIF was liquidated.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                        BB&T                    BB&T
                                   CAPITAL MANAGER             SELECT
                                     EQUITY VIF              EQUITY VIF
                                     SUB-ACCOUNT           SUB-ACCOUNT (5)
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $61,833                 $281,178
                                     -----------            -------------
EXPENSE:
 Administrative charges                       --                       --
 Mortality and Expense Risk
  charges                                (54,163)                (324,445)
                                     -----------            -------------
  Total Expenses                         (54,163)                (324,445)
                                     -----------            -------------
  Net investment income (loss)             7,670                  (43,267)
                                     -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (246,847)              (3,087,259)
 Net realized gain on
  distributions                               --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            718,018                5,265,327
                                     -----------            -------------
  Net gain (loss) on
   investments                           471,171                2,178,068
                                     -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $478,841               $2,134,801
                                     ===========            =============

(5)  Formerly BB&T Large Cap VIF. Change effective February 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     BB&T                                                                COLUMBIA
                                   SPECIAL                  BB&T                                      SMALL COMPANY
                                OPPORTUNITIES           TOTAL RETURN          CALVERT VP SRI              GROWTH
                                  EQUITY VIF              BOND VIF          BALANCED PORTFOLIO           FUND VS
                                 SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (6)           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $7,052              $149,877                $24,089                     $ --
                                 ------------            ----------             ----------             ------------
EXPENSE:
 Administrative charges                    --                    --                   (103)                      --
 Mortality and Expense
  Risk charges                       (160,982)              (57,768)               (21,452)                (135,396)
                                 ------------            ----------             ----------             ------------
  Total Expenses                     (160,982)              (57,768)               (21,555)                (135,396)
                                 ------------            ----------             ----------             ------------
  Net investment income
   (loss)                            (153,930)               92,109                  2,534                 (135,396)
                                 ------------            ----------             ----------             ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions            105,896                48,708                (21,248)                (695,339)
 Net realized gain on
  distributions                            --                 6,807                     --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              1,607,219                77,993                199,040                2,782,670
                                 ------------            ----------             ----------             ------------
  Net gain (loss) on
   investments                      1,713,115               133,508                177,792                2,087,331
                                 ------------            ----------             ----------             ------------
  Net increase (decrease)
   in net assets resulting
   from operations                 $1,559,185              $225,617               $180,326               $1,951,935
                                 ============            ==========             ==========             ============

                                                                                 WELLS FARGO
                                   COLUMBIA              EVERGREEN VA            ADVANTAGE VT
                                LARGE CAP VALUE       DIVERSIFIED CAPITAL           OMEGA
                                    FUND VS              BUILDER FUND            GROWTH FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT (7)       SUB-ACCOUNT (8)(9)
--------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $209,340                $52,270                $37,909
                                 -------------            -----------             ----------
EXPENSE:
 Administrative charges                     --                     --                     --
 Mortality and Expense
  Risk charges                        (220,018)               (16,152)               (66,639)
                                 -------------            -----------             ----------
  Total Expenses                      (220,018)               (16,152)               (66,639)
                                 -------------            -----------             ----------
  Net investment income
   (loss)                              (10,678)                36,118                (28,730)
                                 -------------            -----------             ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions          (1,499,892)              (518,135)                88,985
 Net realized gain on
  distributions                             --                     --                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               3,140,757                603,787                654,933
                                 -------------            -----------             ----------
  Net gain (loss) on
   investments                       1,640,865                 85,652                743,918
                                 -------------            -----------             ----------
  Net increase (decrease)
   in net assets resulting
   from operations                  $1,630,187               $121,770               $715,188
                                 =============            ===========             ==========

(6)  Formerly Calvert Social Balances Portfolio. Change effective May 1, 2010.

(7) Effective July 16, 2010 Evergreen VA Diversified Capital Builder Fund was liquidated.

(8)  Formerly Evergreen VA Omega Fund. Change effective July 16, 2010.

(9) Effective July 16, 2010 Wells Fargo Advantage VT Large Company growth Fund merged with Wells Fargo Advantage VT Omega Growth Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                      WELLS FARGO
                                  EVERGREEN VA        ADVANTAGE VT
                                      HIGH                CORE
                                   INCOME FUND        EQUITY FUND
                                SUB-ACCOUNT (10)    SUB-ACCOUNT (11)
---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,361             $36,610
                                    ---------          ----------
EXPENSE:
 Administrative charges                    --                  --
 Mortality and Expense Risk
  charges                                (457)            (93,096)
                                    ---------          ----------
  Total Expenses                         (457)            (93,096)
                                    ---------          ----------
  Net investment income (loss)            904             (56,486)
                                    ---------          ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (9,598)            165,282
 Net realized gain on
  distributions                            --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          10,511             788,778
                                    ---------          ----------
  Net gain (loss) on
   investments                            913             954,060
                                    ---------          ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,817            $897,574
                                    =========          ==========

(10) Effective July 16, 2010 Evergreen VA High Income Fund was liquidated.

(11) Formerly Evergreen VA Fundamental Large Cap Fund. Change effective July 16, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                FIDELITY(R) VIP      FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP
                               ASSET MANAGER(TM)          GROWTH            CONTRAFUND(R)           OVERSEAS
                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $43,380               $20,911              $165,974              $38,986
                                   ----------          ------------          ------------          -----------
EXPENSE:
 Administrative charges                   (74)                 (398)                 (535)                (122)
 Mortality and Expense Risk
  charges                             (31,642)              (93,847)             (170,489)             (35,854)
                                   ----------          ------------          ------------          -----------
  Total Expenses                      (31,716)              (94,245)             (171,024)             (35,976)
                                   ----------          ------------          ------------          -----------
  Net investment income
   (loss)                              11,664               (73,334)               (5,050)               3,010
                                   ----------          ------------          ------------          -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (45,597)               24,536               159,009             (307,338)
 Net realized gain on
  distributions                        13,058                25,604                 6,023                5,316
 Net unrealized appreciation
  (depreciation) of
  investments during the year         341,770             1,609,198             1,865,148              616,217
                                   ----------          ------------          ------------          -----------
  Net gain (loss) on
   investments                        309,231             1,659,338             2,030,180              314,195
                                   ----------          ------------          ------------          -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $320,895            $1,586,004            $2,025,130             $317,205
                                   ==========          ============          ============          ===========

                                FIDELITY(R) VIP   FIDELITY(R) VIP
                                 FREEDOM 2020      FREEDOM 2030     FIDELITY(R) VIP
                                   PORTFOLIO         PORTFOLIO       FREEDOM 2015
                                  SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------  -----------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $3,381             $734             $9,933
                                   ---------          -------          ---------
EXPENSE:
 Administrative charges                   --              (18)                --
 Mortality and Expense Risk
  charges                             (1,639)            (375)            (3,742)
                                   ---------          -------          ---------
  Total Expenses                      (1,639)            (393)            (3,742)
                                   ---------          -------          ---------
  Net investment income
   (loss)                              1,742              341              6,191
                                   ---------          -------          ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   34              513                398
 Net realized gain on
  distributions                        1,187              258              5,317
 Net unrealized appreciation
  (depreciation) of
  investments during the year         14,586            3,887             25,264
                                   ---------          -------          ---------
  Net gain (loss) on
   investments                        15,807            4,658             30,979
                                   ---------          -------          ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $17,549           $4,999            $37,170
                                   =========          =======          =========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                 FIDELITY(R) VIP     FIDELITY(R) VIP
                                  FREEDOM 2025        FREEDOM INCOME
                                   SUB-ACCOUNT       SUB-ACCOUNT (12)
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $120                  $51
                                      -----               ------
EXPENSE:
 Administrative charges                  --                   --
 Mortality and Expense Risk
  charges                               (73)                  (2)
                                      -----               ------
  Total Expenses                        (73)                  (2)
                                      -----               ------
  Net investment income (loss)           47                   49
                                      -----               ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   2                   --
 Net realized gain on
  distributions                          37                   73
 Net unrealized appreciation
  (depreciation) of
  investments during the year           704                 (105)
                                      -----               ------
  Net gain (loss) on
   investments                          743                  (32)
                                      -----               ------
  Net increase (decrease) in
   net assets resulting from
   operations                          $790                  $17
                                      =====               ======

(12) Funded as of November 8, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  FIDELITY(R) VIP        FIDELITY(R) VIP        FIDELITY(R) VIP        FIDELITY(R) VIP
                                 FUNDSMANAGER 20%       FUNDSMANAGER 50%       FUNDSMANAGER 60%        FUNDSMANAGER 85%
                                 SUB-ACCOUNT (13)          SUB-ACCOUNT         SUB-ACCOUNT (14)          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $124                    $945                  $153                     $5
                                       -----                 -------                 -----                   ----
EXPENSE:
 Administrative charges                   --                      --                    --                     --
 Mortality and Expense Risk
  charges                                (54)                   (793)                  (29)                    (7)
                                       -----                 -------                 -----                   ----
  Total Expenses                         (54)                   (793)                  (29)                    (7)
                                       -----                 -------                 -----                   ----
  Net investment income
   (loss)                                 70                     152                   124                     (2)
                                       -----                 -------                 -----                   ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    2                      23                     1                     --
 Net realized gain on
  distributions                           10                     121                    30                      1
 Net unrealized appreciation
  (depreciation) of
  investments during the year            377                   6,103                   369                     72
                                       -----                 -------                 -----                   ----
  Net gain (loss) on
   investments                           389                   6,247                   400                     73
                                       -----                 -------                 -----                   ----
  Net increase (decrease) in
   net assets resulting from
   operations                           $459                  $6,399                  $524                    $71
                                       =====                 =======                 =====                   ====

                                                                                  HARTFORD
                                     FRANKLIN                HARTFORD              TOTAL
                                      INCOME                 ADVISERS           RETURN BOND
                                 SECURITIES FUND             HLS FUND             HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT (15)       SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $128,672               $19,126,140          $32,324,609
                                    ----------            --------------       --------------
EXPENSE:
 Administrative charges                    (28)                  (29,496)             (53,538)
 Mortality and Expense Risk
  charges                              (23,646)              (19,223,975)         (12,149,364)
                                    ----------            --------------       --------------
  Total Expenses                       (23,674)              (19,253,471)         (12,202,902)
                                    ----------            --------------       --------------
  Net investment income
   (loss)                              104,998                  (127,331)          20,121,707
                                    ----------            --------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  3,271               (11,805,009)          (1,757,920)
 Net realized gain on
  distributions                             --                        --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          100,189               150,238,880           29,281,634
                                    ----------            --------------       --------------
  Net gain (loss) on
   investments                         103,460               138,433,871           27,523,714
                                    ----------            --------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $208,458              $138,306,540          $47,645,421
                                    ==========            ==============       ==============

(13) Funded as of June 29, 2010.

(14) Funded as of November 1, 2010.

(15) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   HARTFORD             HARTFORD
                                   CAPITAL              DIVIDEND
                                 APPRECIATION          AND GROWTH
                                   HLS FUND             HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $14,498,892          $17,229,380
                                --------------       --------------
EXPENSE:
 Administrative charges                (69,413)             (52,139)
 Mortality and Expense Risk
  charges                          (28,869,251)         (13,895,372)
                                --------------       --------------
  Total Expenses                   (28,938,664)         (13,947,511)
                                --------------       --------------
  Net investment income (loss)     (14,439,772)           3,281,869
                                --------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            (26,962,116)           2,373,216
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      326,399,372           96,198,307
                                --------------       --------------
  Net gain (loss) on
   investments                     299,437,256           98,571,523
                                --------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $284,997,484         $101,853,392
                                ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                          HARTFORD
                                      HARTFORD                HARTFORD                HARTFORD           DISCIPLINED
                                  GLOBAL RESEARCH          GLOBAL HEALTH            GLOBAL GROWTH          EQUITY
                                      HLS FUND                HLS FUND                HLS FUND            HLS FUND
                                  SUB-ACCOUNT (16)          SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $278,522                 $66,223                 $249,241          $1,583,728
                                    ------------            ------------            -------------       -------------
EXPENSE:
 Administrative charges                       --                      --                       --                  --
 Mortality and Expense Risk
  charges                               (373,605)               (682,134)              (1,748,255)         (2,031,511)
                                    ------------            ------------            -------------       -------------
  Total Expenses                        (373,605)               (682,134)              (1,748,255)         (2,031,511)
                                    ------------            ------------            -------------       -------------
  Net investment income
   (loss)                                (95,083)               (615,911)              (1,499,014)           (447,783)
                                    ------------            ------------            -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (72,332)               (184,184)              (5,458,397)         (2,017,091)
 Net realized gain on
  distributions                               --                      --                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,351,701               3,168,595               20,519,979          17,546,710
                                    ------------            ------------            -------------       -------------
  Net gain (loss) on
   investments                         3,279,369               2,984,411               15,061,582          15,529,619
                                    ------------            ------------            -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $3,184,286              $2,368,500              $13,562,568         $15,081,836
                                    ============            ============            =============       =============

                                                          HARTFORD
                                      HARTFORD             GROWTH             HARTFORD
                                       GROWTH           OPPORTUNITIES        HIGH YIELD
                                      HLS FUND            HLS FUND            HLS FUND
                                  SUB-ACCOUNT (17)       SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $111,815             $15,290          $1,052,568
                                    -------------       -------------       -------------
EXPENSE:
 Administrative charges                        --                  --                  --
 Mortality and Expense Risk
  charges                              (1,218,859)         (1,658,949)         (2,367,517)
                                    -------------       -------------       -------------
  Total Expenses                       (1,218,859)         (1,658,949)         (2,367,517)
                                    -------------       -------------       -------------
  Net investment income
   (loss)                              (1,107,044)         (1,643,659)         (1,314,949)
                                    -------------       -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (1,832,681)         (5,134,308)          1,699,532
 Net realized gain on
  distributions                                --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          15,127,034          22,026,841          20,403,025
                                    -------------       -------------       -------------
  Net gain (loss) on
   investments                         13,294,353          16,892,533          22,102,557
                                    -------------       -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $12,187,309         $15,248,874         $20,787,608
                                    =============       =============       =============

(16) Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

(17) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                            HARTFORD
                                  HARTFORD               INTERNATIONAL
                                    INDEX                OPPORTUNITIES
                                  HLS FUND                  HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT (18)(19)
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $3,289,235                $5,524,531
                                -------------            --------------
EXPENSE:
 Administrative charges                  (480)                  (18,672)
 Mortality and Expense Risk
  charges                          (2,657,599)               (6,016,495)
                                -------------            --------------
  Total Expenses                   (2,658,079)               (6,035,167)
                                -------------            --------------
  Net investment income (loss)        631,156                  (510,636)
                                -------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             5,459,318               (58,108,057)
 Net realized gain on
  distributions                            --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      18,591,505               106,877,304
                                -------------            --------------
  Net gain (loss) on
   investments                     24,050,823                48,769,247
                                -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $24,681,979               $48,258,611
                                =============            ==============

(18) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(19) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD
                                    SMALL/MID CAP          HARTFORD                  HARTFORD                  HARTFORD
                                       EQUITY               MIDCAP                 MIDCAP VALUE              MONEY MARKET
                                      HLS FUND             HLS FUND                  HLS FUND                  HLS FUND
                                  SUB-ACCOUNT (20)       SUB-ACCOUNT             SUB-ACCOUNT (21)            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $194,934             $456,538                  $874,655                      $ --
                                    -------------       --------------            --------------            --------------
EXPENSE:
 Administrative charges                        --                   --                        --                   (18,298)
 Mortality and Expense Risk
  charges                                (465,527)          (2,491,632)               (2,332,736)               (4,340,303)
                                    -------------       --------------            --------------            --------------
  Total Expenses                         (465,527)          (2,491,632)               (2,332,736)               (4,358,601)
                                    -------------       --------------            --------------            --------------
  Net investment income
   (loss)                                (270,593)          (2,035,094)               (1,458,081)               (4,358,601)
                                    -------------       --------------            --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    44,384            7,649,812                (4,161,193)                       --
 Net realized gain on
  distributions                                --                   --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           6,105,865           33,525,323                37,298,562                        --
                                    -------------       --------------            --------------            --------------
  Net gain (loss) on
   investments                          6,150,249           41,175,135                33,137,369                        --
                                    -------------       --------------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $5,879,656          $39,140,041               $31,679,288               $(4,358,601)
                                    =============       ==============            ==============            ==============


                                       HARTFORD                  HARTFORD             HARTFORD
                                    SMALL COMPANY            SMALLCAP GROWTH           STOCK
                                       HLS FUND                  HLS FUND             HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --                      $ --           $7,858,392
                                    --------------            --------------       --------------
EXPENSE:
 Administrative charges                     (4,760)                       (2)             (18,614)
 Mortality and Expense Risk
  charges                               (1,757,417)               (1,529,172)          (9,516,830)
                                    --------------            --------------       --------------
  Total Expenses                        (1,762,177)               (1,529,174)          (9,535,444)
                                    --------------            --------------       --------------
  Net investment income
   (loss)                               (1,762,177)               (1,529,174)          (1,677,052)
                                    --------------            --------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  2,085,240                  (963,138)           8,719,851
 Net realized gain on
  distributions                                 --                        --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           25,319,752                31,741,092           81,060,393
                                    --------------            --------------       --------------
  Net gain (loss) on
   investments                          27,404,992                30,777,954           89,780,244
                                    --------------            --------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $25,642,815               $29,248,780          $88,103,192
                                    ==============            ==============       ==============

(20) Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

(21) Effective July 30, 2010 Hartford SmallCap Value HLS Fund merged with Hartford MidCap Value HLS Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       HARTFORD
                                    U.S. GOVERNMENT              HARTFORD
                                      SECURITIES                  VALUE
                                       HLS FUND                  HLS FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT (23)(24)
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $12,779,172                $2,255,098
                                     -------------            --------------
EXPENSE:
 Administrative charges                        (58)                       --
 Mortality and Expense Risk
  charges                               (4,402,483)               (2,407,651)
                                     -------------            --------------
  Total Expenses                        (4,402,541)               (2,407,651)
                                     -------------            --------------
  Net investment income (loss)           8,376,631                  (152,553)
                                     -------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (636,491)              (13,753,747)
 Net realized gain on
  distributions                                 --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (739,675)               32,270,423
                                     -------------            --------------
  Net gain (loss) on
   investments                          (1,376,166)               18,516,676
                                     -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $7,000,465               $18,364,123
                                     =============            ==============

(23) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

(24) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HUNTINGTON VA           HUNTINGTON VA                                  HUNTINGTON VA
                                       INCOME                 DIVIDEND             HUNTINGTON VA             MID CORP
                                    EQUITY FUND             CAPTURE FUND            GROWTH FUND            AMERICA FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $272,898                $536,231                 $8,855                 $47,951
                                    ------------            ------------            -----------            ------------
EXPENSE:
 Administrative charges                       --                      --                     --                      --
 Mortality and Expense Risk
  charges                               (156,305)               (204,338)               (96,061)               (117,426)
                                    ------------            ------------            -----------            ------------
  Total Expenses                        (156,305)               (204,338)               (96,061)               (117,426)
                                    ------------            ------------            -----------            ------------
  Net investment income
   (loss)                                116,593                 331,893                (87,206)                (69,475)
                                    ------------            ------------            -----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (658,654)               (809,725)              (277,938)                514,239
 Net realized gain on
  distributions                               --                      --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,474,679               2,057,920                817,735                 963,437
                                    ------------            ------------            -----------            ------------
  Net gain (loss) on
   investments                           816,025               1,248,195                539,797               1,477,676
                                    ------------            ------------            -----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $932,618              $1,580,088               $452,591              $1,408,201
                                    ============            ============            ===========            ============

                                   HUNTINGTON VA         HUNTINGTON VA         HUNTINGTON VA
                                        NEW                 ROTATING           INTERNATIONAL
                                   ECONOMY FUND           MARKETS FUND          EQUITY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $2,671               $23,580               $26,114
                                    -----------            ----------            ----------
EXPENSE:
 Administrative charges                      --                    --                    --
 Mortality and Expense Risk
  charges                               (44,017)              (36,914)              (31,708)
                                    -----------            ----------            ----------
  Total Expenses                        (44,017)              (36,914)              (31,708)
                                    -----------            ----------            ----------
  Net investment income
   (loss)                               (41,346)              (13,334)               (5,594)
                                    -----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (108,038)              (58,232)               (9,281)
 Net realized gain on
  distributions                              --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           505,799               166,346               156,333
                                    -----------            ----------            ----------
  Net gain (loss) on
   investments                          397,761               108,114               147,052
                                    -----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $356,415               $94,780              $141,458
                                    ===========            ==========            ==========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                          HUNTINGTON VA
                                    HUNTINGTON VA           MORTGAGE
                                   MACRO 100 FUND        SECURITIES FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $8,753              $23,035
                                     -----------            ---------
EXPENSE:
 Administrative charges                       --                   --
 Mortality and Expense Risk
  charges                                (17,110)             (16,470)
                                     -----------            ---------
  Total Expenses                         (17,110)             (16,470)
                                     -----------            ---------
  Net investment income (loss)            (8,357)               6,565
                                     -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (176,086)              15,106
 Net realized gain on
  distributions                               --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            300,210               10,327
                                     -----------            ---------
  Net gain (loss) on
   investments                           124,124               25,433
                                     -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $115,767              $31,998
                                     ===========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             BLACKROCK                BLACKROCK              UIF U.S.
                                  HUNTINGTON VA               GLOBAL                  LARGE CAP            REAL ESTATE
                                    SITUS FUND         OPPORTUNITIES VI FUND      GROWTH V.I. FUND          PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT (25)            SUB-ACCOUNT         SUB-ACCOUNT (26)
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $9,980                    $920                   $1,405                 $9,414
                                    ----------               ---------                ---------             ----------
EXPENSE:
 Administrative charges                     --                      --                       --                    (39)
 Mortality and Expense Risk
  charges                              (38,318)                 (1,828)                  (2,101)                (5,987)
                                    ----------               ---------                ---------             ----------
  Total Expenses                       (38,318)                 (1,828)                  (2,101)                (6,026)
                                    ----------               ---------                ---------             ----------
  Net investment income
   (loss)                              (28,338)                   (908)                    (696)                 3,388
                                    ----------               ---------                ---------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (13,305)                   (404)                   4,165                  1,418
 Net realized gain on
  distributions                             --                      --                       --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          628,711                  10,934                   13,351                113,250
                                    ----------               ---------                ---------             ----------
  Net gain (loss) on
   investments                         615,406                  10,530                   17,516                114,668
                                    ----------               ---------                ---------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $587,068                  $9,622                  $16,820               $118,056
                                    ==========               =========                =========             ==========

                                      INVESCO                                   MTB MANAGED
                                  VAN KAMPEN V.I.         UIF MID CAP            ALLOCATION
                                    EQUITY AND               GROWTH           FUND -- MODERATE
                                    INCOME FUND            PORTFOLIO             GROWTH II
                                 SUB-ACCOUNT (27)       SUB-ACCOUNT (28)        SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $7,822                   $ --               $18,657
                                     ---------             ----------            ----------
EXPENSE:
 Administrative charges                    (36)                    (3)                   --
 Mortality and Expense Risk
  charges                               (4,770)                (8,265)              (39,676)
                                     ---------             ----------            ----------
  Total Expenses                        (4,806)                (8,268)              (39,676)
                                     ---------             ----------            ----------
  Net investment income
   (loss)                                3,016                 (8,268)              (21,019)
                                     ---------             ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (1,831)                 3,033               (99,233)
 Net realized gain on
  distributions                             --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           37,722                199,203               352,494
                                     ---------             ----------            ----------
  Net gain (loss) on
   investments                          35,891                202,236               253,261
                                     ---------             ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $38,907               $193,968              $232,242
                                     =========             ==========            ==========

(25) Formerly BlackRock Global Growth V.I. Fund. Change effective May 3, 2010.

(26) Formerly Van Kampen -- UIF U.S. Real Estate Portfolio. Change effective June 1, 2010.

(27) Formerly Equity and Income. Change effective June 1, 2010.

(28) Formerly Mid Cap Growth. Change effective June 1, 2010.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   COLUMBIA MARSICO
                                    INTERNATIONAL              COLUMBIA
                                    OPPORTUNITIES             HIGH YIELD
                                       FUND VS                 FUND VS
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $112,400                $979,086
                                     ------------            ------------
EXPENSE:
 Administrative charges                   (10,028)                 (9,122)
 Mortality and Expense Risk
  charges                                (254,998)               (193,491)
                                     ------------            ------------
  Total Expenses                         (265,026)               (202,613)
                                     ------------            ------------
  Net investment income (loss)           (152,626)                776,473
                                     ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     9,789                 171,092
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,844,369                 272,762
                                     ------------            ------------
  Net gain (loss) on
   investments                          1,854,158                 443,854
                                     ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,701,532              $1,220,327
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  COLUMBIA MARSICO           COLUMBIA            COLUMBIA MARSICO       COLUMBIA MARSICO
                                  FOCUSED EQUITIES       ASSET ALLOCATION             GROWTH              21ST CENTURY
                                      FUND VS                 FUND VS                FUND VS                FUND VS
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $130,525               $111,914                 $25,854                  $ --
                                    ------------            -----------            ------------            ----------
EXPENSE:
 Administrative charges                   (9,182)                    --                  (6,359)               (2,440)
 Mortality and Expense Risk
  charges                               (410,102)               (59,530)               (312,512)              (78,473)
                                    ------------            -----------            ------------            ----------
  Total Expenses                        (419,284)               (59,530)               (318,871)              (80,913)
                                    ------------            -----------            ------------            ----------
  Net investment income
   (loss)                               (288,759)                52,384                (293,017)              (80,913)
                                    ------------            -----------            ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                1,084,307               (227,545)              1,573,810               260,276
 Net realized gain on
  distributions                               --                     --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,866,211                620,328               2,723,421               578,419
                                    ------------            -----------            ------------            ----------
  Net gain (loss) on
   investments                         4,950,518                392,783               4,297,231               838,695
                                    ------------            -----------            ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $4,661,759               $445,167              $4,004,214              $757,782
                                    ============            ===========            ============            ==========

                                  COLUMBIA MARSICO         OPPENHEIMER            PUTNAM VT
                                   MIDCAP GROWTH              GLOBAL              SMALL CAP
                                      FUND VS            SECURITIES FUND            VALUE
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $8,213                $9,166                 $806
                                    ------------            ----------            ---------
EXPENSE:
 Administrative charges                  (10,819)                  (12)                  (5)
 Mortality and Expense Risk
  charges                               (203,279)               (9,533)              (3,581)
                                    ------------            ----------            ---------
  Total Expenses                        (214,098)               (9,545)              (3,586)
                                    ------------            ----------            ---------
  Net investment income
   (loss)                               (205,885)                 (379)              (2,780)
                                    ------------            ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (4,754)                2,515               (4,018)
 Net realized gain on
  distributions                               --                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,433,907               101,383               72,978
                                    ------------            ----------            ---------
  Net gain (loss) on
   investments                         3,429,153               103,898               68,960
                                    ------------            ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $3,223,268              $103,519              $66,180
                                    ============            ==========            =========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                        PIONEER
                                     PIMCO VIT         FUND VCT
                                    REAL RETURN        PORTFOLIO
                                    SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $23,206            $267,061
                                     ---------       -------------
EXPENSE:
 Administrative charges                    (57)                 --
 Mortality and Expense Risk
  charges                              (20,443)           (381,267)
                                     ---------       -------------
  Total Expenses                       (20,500)           (381,267)
                                     ---------       -------------
  Net investment income (loss)           2,706            (114,206)
                                     ---------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (6,414)         (1,047,931)
 Net realized gain on
  distributions                         16,300                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           79,164           4,133,555
                                     ---------       -------------
  Net gain (loss) on
   investments                          89,050           3,085,624
                                     ---------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $91,756          $2,971,418
                                     =========       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PIONEER
                                     MID CAP          JENNISON 20/20                               PRUDENTIAL
                                    VALUE VCT              FOCUS               JENNISON               VALUE
                                    PORTFOLIO            PORTFOLIO            PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $2,631                 $ --                  $176               $2,399
                                    ---------            ---------            ----------            ---------
EXPENSE:
 Administrative charges                   (16)                  --                    --                   --
 Mortality and Expense Risk
  charges                              (3,715)              (6,261)              (15,288)             (10,290)
                                    ---------            ---------            ----------            ---------
  Total Expenses                       (3,731)              (6,261)              (15,288)             (10,290)
                                    ---------            ---------            ----------            ---------
  Net investment income
   (loss)                              (1,100)              (6,261)              (15,112)              (7,891)
                                    ---------            ---------            ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 8,682               16,163                 3,157              (53,952)
 Net realized gain on
  distributions                            --                   --                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          37,583               15,655               118,162              134,829
                                    ---------            ---------            ----------            ---------
  Net gain (loss) on
   investments                         46,265               31,818               121,319               80,877
                                    ---------            ---------            ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $45,165              $25,557              $106,207              $72,986
                                    =========            =========            ==========            =========

                                   PRUDENTIAL
                                     SERIES                ROYCE               LEGG MASON
                                  INTERNATIONAL          SMALL-CAP             CLEARBRIDGE
                                     GROWTH              PORTFOLIO          APPRECIATION FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,583                $1,583                $2,061
                                    ---------            ----------             ---------
EXPENSE:
 Administrative charges                    --                   (18)                   --
 Mortality and Expense Risk
  charges                              (2,178)              (15,692)               (1,362)
                                    ---------            ----------             ---------
  Total Expenses                       (2,178)              (15,710)               (1,362)
                                    ---------            ----------             ---------
  Net investment income
   (loss)                                (595)              (14,127)                  699
                                    ---------            ----------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (23,184)                2,083                    21
 Net realized gain on
  distributions                            --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          37,777               239,431                14,453
                                    ---------            ----------             ---------
  Net gain (loss) on
   investments                         14,593               241,514                14,474
                                    ---------            ----------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $13,998              $227,387               $15,173
                                    =========            ==========             =========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                          VICTORY
                                                         VARIABLE
                                  WESTERN ASSET          INSURANCE
                                      MONEY             DIVERSIFIED
                                   MARKET FUND          STOCK FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $308               $7,158
                                     --------            ---------
EXPENSE:
 Administrative charges                    --                   --
 Mortality and Expense Risk
  charges                              (1,918)             (12,243)
                                     --------            ---------
  Total Expenses                       (1,918)             (12,243)
                                     --------            ---------
  Net investment income (loss)         (1,610)              (5,085)
                                     --------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    --               (6,958)
 Net realized gain on
  distributions                            --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              --               95,795
                                     --------            ---------
  Net gain (loss) on
   investments                             --               88,837
                                     --------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(1,610)             $83,752
                                     ========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       WELLS FARGO         WELLS FARGO           WELLS FARGO
                                   INVESCO            ADVANTAGE VT         ADVANTAGE VT         ADVANTAGE VT
                              VAN KAMPEN V. I.         INDEX ASSET         TOTAL RETURN           INTRINSIC
                                COMSTOCK FUND        ALLOCATION FUND        BOND FUND            VALUE FUND
                              SUB-ACCOUNT (29)      SUB-ACCOUNT (30)       SUB-ACCOUNT        SUB-ACCOUNT (31)
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $194                $4,601              $3,062                  $805
                                  ---------             ---------            --------             ---------
EXPENSE:
 Administrative charges                  (4)                   --                  --                    --
 Mortality and Expense
  Risk charges                       (1,749)               (4,524)             (1,660)               (1,719)
                                  ---------             ---------            --------             ---------
  Total Expenses                     (1,753)               (4,524)             (1,660)               (1,719)
                                  ---------             ---------            --------             ---------
  Net investment income
   (loss)                            (1,559)                   77               1,402                  (914)
                                  ---------             ---------            --------             ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions            6,262               (15,748)                 (8)                 (271)
 Net realized gain on
  distributions                          --                    --               2,473                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               15,962                38,507                 579                12,067
                                  ---------             ---------            --------             ---------
  Net gain (loss) on
   investments                       22,224                22,759               3,044                11,796
                                  ---------             ---------            --------             ---------
  Net increase (decrease)
   in net assets resulting
   from operations                  $20,665               $22,836              $4,446               $10,882
                                  =========             =========            ========             =========

                                   WELLS FARGO              WELLS FARGO               WELLS FARGO
                                  ADVANTAGE VT              ADVANTAGE VT             ADVANTAGE VT
                                  INTERNATIONAL              SMALL CAP                 SMALL CAP
                                   EQUITY FUND              GROWTH FUND               VALUE FUND
                              SUB-ACCOUNT (32)(33)        SUB-ACCOUNT (34)         SUB-ACCOUNT (35)
--------------------------  ----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $120,629                     $ --                   $22,937
                                  -------------             ------------             -------------
EXPENSE:
 Administrative charges                      --                       --                        --
 Mortality and Expense
  Risk charges                         (183,190)                 (66,347)                 (187,952)
                                  -------------             ------------             -------------
  Total Expenses                       (183,190)                 (66,347)                 (187,952)
                                  -------------             ------------             -------------
  Net investment income
   (loss)                               (62,561)                 (66,347)                 (165,015)
                                  -------------             ------------             -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions           (1,175,139)                (344,987)               (2,803,796)
 Net realized gain on
  distributions                         435,315                       --                        --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                2,473,241                1,454,452                 4,877,368
                                  -------------             ------------             -------------
  Net gain (loss) on
   investments                        1,733,417                1,109,465                 2,073,572
                                  -------------             ------------             -------------
  Net increase (decrease)
   in net assets resulting
   from operations                   $1,670,856               $1,043,118                $1,908,557
                                  =============             ============             =============

(29) Formerly Comstock. Change effective June 1, 2010.

(30) Formerly Wells Fargo Advantage VT Asset Allocation Fund. Change effective May 1, 2010.

(31) Formerly Wells Fargo Advantage VT Equity Income Fund. Change effective July 16, 2010.

(32) Effective July 16, 2010 Evergreen VA International Equity Fund merged with Wells Fargo Advantage VT International Core Fund.

(33) Formerly Wells Fargo Advantage VT International Core Fund. Change effective July 16, 2010.

(34) Effective July 16, 2010 Evergreen VA Growth Fund merged with Wells Fargo Advantage VT Small Cap Growth Fund.

(35) Effective July 16, 2010 Evergreen VA Special Values Fund merged with newly created Wells Fargo Advantage VT Small Cap Value Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  AMERICAN CENTURY(R) VP      ALLIANCEBERNSTEIN
                                         CAPITAL                INTERNATIONAL
                                    APPRECIATION FUND             VALUE FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(52,924)                  $11,401
 Net realized gain (loss) on
  security transactions                     106,891                   (42,851)
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             1,093,467                    48,776
                                       ------------              ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              1,147,434                    17,326
                                       ------------              ------------
UNIT TRANSACTIONS:
 Purchases                                  138,078                    17,943
 Net transfers                               41,296                   (95,560)
 Surrenders for benefit
  payments and fees                        (331,623)                 (114,425)
 Net annuity transactions                      (413)                       --
 Other                                           --                        --
                                       ------------              ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (152,662)                 (192,042)
                                       ------------              ------------
 Net increase (decrease) in
  net assets                                994,772                  (174,716)
NET ASSETS:
 Beginning of year                        4,045,241                 1,022,457
                                       ------------              ------------
 End of year                             $5,040,013                  $847,741
                                       ============              ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    INVESCO V.I.            INVESCO V.I.            INVESCO V.I.         ALLIANCEBERNSTEIN VPS
                                      CAPITAL                   CORE                    HIGH                   GROWTH AND
                                 APPRECIATION FUND          EQUITY FUND              YIELD FUND             INCOME PORTFOLIO
                                  SUB-ACCOUNT (1)         SUB-ACCOUNT (2)          SUB-ACCOUNT (3)            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(12,236)               $(17,651)                $165,500                 $(24,631)
 Net realized gain (loss) on
  security transactions                 (104,386)                 (4,301)                (121,513)                (173,174)
 Net realized gain on
  distributions                               --                      --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            351,302                 351,194                  148,543                  385,193
                                    ------------            ------------            -------------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             234,680                 329,242                  192,530                  187,388
                                    ------------            ------------            -------------             ------------
UNIT TRANSACTIONS:
 Purchases                                10,096                  12,991                    5,259                   41,872
 Net transfers                            22,030                 (84,277)                (664,695)                   7,289
 Surrenders for benefit
  payments and fees                     (187,026)               (926,017)                (461,709)                (271,714)
 Net annuity transactions                   (569)                     (7)                    (764)                  (3,262)
 Other                                        --                      --                       --                       --
                                    ------------            ------------            -------------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (155,469)               (997,310)              (1,121,909)                (225,815)
                                    ------------            ------------            -------------             ------------
 Net increase (decrease) in
  net assets                              79,211                (668,068)                (929,379)                 (38,427)
NET ASSETS:
 Beginning of year                     1,975,968               5,145,229                2,980,643                1,915,562
                                    ------------            ------------            -------------             ------------
 End of year                          $2,055,179              $4,477,161               $2,051,264               $1,877,135
                                    ============            ============            =============             ============

                                ALLIANCEBERNSTEIN VPS                                   BB&T
                                     INTERMEDIATE           AMERICAN FUNDS             MID CAP
                                    BOND PORTFOLIO           GROWTH FUND             GROWTH VIF
                                     SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (4)
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $114,276                $(1,747)                 $(5,631)
 Net realized gain (loss) on
  security transactions                    21,787                    763               (1,233,894)
 Net realized gain on
  distributions                                --                     --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              78,612                 62,022                1,125,929
                                     ------------             ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              214,675                 61,038                 (113,596)
                                     ------------             ----------            -------------
UNIT TRANSACTIONS:
 Purchases                                  8,480                 10,377                       70
 Net transfers                            574,835                 25,914               (5,049,560)
 Surrenders for benefit
  payments and fees                      (241,618)                (6,735)                (146,152)
 Net annuity transactions                  (2,537)                    --                  (11,172)
 Other                                         --                     --                       --
                                     ------------             ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       339,160                 29,556               (5,206,814)
                                     ------------             ----------            -------------
 Net increase (decrease) in
  net assets                              553,835                 90,594               (5,320,410)
NET ASSETS:
 Beginning of year                      2,565,932                340,742                5,320,410
                                     ------------             ----------            -------------
 End of year                           $3,119,767               $431,336                     $ --
                                     ============             ==========            =============

(1)  Formerly AIM V.I. Capital Appreciation Fund. Change effective April 30,
     2010.

(2)  Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

(3)  Formerly AIM V.I. High Yield Fund. Change effective April 30, 2010.

(4)  Effective January 29, 2010 BB&T Mid Cap Growth VIF was liquidated.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                         BB&T                    BB&T
                                   CAPITAL MANAGER              SELECT
                                      EQUITY VIF              EQUITY VIF
                                     SUB-ACCOUNT            SUB-ACCOUNT (5)
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $7,670                 $(43,267)
 Net realized gain (loss) on
  security transactions                  (246,847)              (3,087,259)
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             718,018                5,265,327
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              478,841                2,134,801
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 34,263                  134,077
 Net transfers                           (119,398)              (2,093,140)
 Surrenders for benefit
  payments and fees                      (441,049)              (3,423,319)
 Net annuity transactions                      --                   13,263
 Other                                         16                      238
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (526,168)              (5,368,881)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                              (47,327)              (3,234,080)
NET ASSETS:
 Beginning of year                      4,161,570               25,998,991
                                     ------------            -------------
 End of year                           $4,114,243              $22,764,911
                                     ============            =============

(5)  Formerly BB&T Large Cap VIF. Change effective February 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                BB&T                                                                   COLUMBIA
                               SPECIAL                   BB&T                                        SMALL COMPANY
                            OPPORTUNITIES            TOTAL RETURN           CALVERT VP SRI              GROWTH
                             EQUITY VIF                BOND VIF           BALANCED PORTFOLIO            FUND VS
                             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (6)            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                        $(153,930)                $92,109                  $2,534                $(135,396)
 Net realized gain (loss)
  on security transactions        105,896                  48,708                 (21,248)                (695,339)
 Net realized gain on
  distributions                        --                   6,807                      --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                          1,607,219                  77,993                 199,040                2,782,670
                            -------------            ------------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations               1,559,185                 225,617                 180,326                1,951,935
                            -------------            ------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                        121,170                  29,820                  34,913                   37,839
 Net transfers                    532,289                 (26,963)                (52,905)                 234,217
 Surrenders for benefit
  payments and fees              (527,280)               (337,352)               (232,072)              (1,673,722)
 Net annuity transactions              --                      --                  (7,446)                      --
 Other                                821                       3                      --                       --
                            -------------            ------------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions          127,000                (334,492)               (257,510)              (1,401,666)
                            -------------            ------------            ------------            -------------
 Net increase (decrease)
  in net assets                 1,686,185                (108,875)                (77,184)                 550,269
NET ASSETS:
 Beginning of year             10,750,428               4,041,830               1,825,488                8,470,981
                            -------------            ------------            ------------            -------------
 End of year                  $12,436,613              $3,932,955              $1,748,304               $9,021,250
                            =============            ============            ============            =============

                                                                                   WELLS FARGO
                                   COLUMBIA               EVERGREEN VA             ADVANTAGE VT
                                LARGE CAP VALUE        DIVERSIFIED CAPITAL            OMEGA
                                    FUND VS               BUILDER FUND             GROWTH FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT (7)        SUB-ACCOUNT (8)(9)
--------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(10,678)                 $36,118                $(28,730)
 Net realized gain (loss)
  on security transactions          (1,499,892)                (518,135)                 88,985
 Net realized gain on
  distributions                             --                       --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               3,140,757                  603,787                 654,933
                                 -------------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                    1,630,187                  121,770                 715,188
                                 -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                              68,745                      200                   2,480
 Net transfers                        (291,613)              (3,314,715)                204,365
 Surrenders for benefit
  payments and fees                 (2,504,085)                (181,934)               (798,521)
 Net annuity transactions                   --                  (22,208)                 (6,894)
 Other                                      --                       --                      --
                                 -------------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (2,726,953)              (3,518,657)               (598,570)
                                 -------------            -------------            ------------
 Net increase (decrease)
  in net assets                     (1,096,766)              (3,396,887)                116,618
NET ASSETS:
 Beginning of year                  14,745,459                3,396,887               4,689,568
                                 -------------            -------------            ------------
 End of year                       $13,648,693                     $ --              $4,806,186
                                 =============            =============            ============

(6)  Formerly Calvert Social Balanced Portfolio. Change effective May 1, 2010.

(7) Effective July 16, 2010 Evergreen VA Diversified Capital Builder Fund was liquidated.

(8)  Formerly Evergreen VA Omega Fund. Change effective July 16, 2010.

(9) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Growth Fund merged with Wells Fargo Advantage VT Omega Growth Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                        WELLS FARGO
                                  EVERGREEN VA         ADVANTAGE VT
                                      HIGH                 CORE
                                   INCOME FUND          EQUITY FUND
                                SUB-ACCOUNT (10)     SUB-ACCOUNT (11)
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $904               $(56,486)
 Net realized gain (loss) on
  security transactions                (9,598)               165,282
 Net realized gain on
  distributions                            --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          10,511                788,778
                                    ---------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,817                897,574
                                    ---------          -------------
UNIT TRANSACTIONS:
 Purchases                                 --                 53,946
 Net transfers                        (93,654)              (404,770)
 Surrenders for benefit
  payments and fees                    (2,369)              (731,384)
 Net annuity transactions                  --                   (209)
 Other                                     --                     --
                                    ---------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (96,023)            (1,082,417)
                                    ---------          -------------
 Net increase (decrease) in
  net assets                          (94,206)              (184,843)
NET ASSETS:
 Beginning of year                     94,206              7,043,682
                                    ---------          -------------
 End of year                             $ --             $6,858,839
                                    =========          =============

(10) Effective July 16, 2010 Evergreen VA High Income Fund was liquidated.

(11) Formerly Evergreen VA Fundamental Large Cap Fund. Change effective July 16, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 FIDELITY(R) VIP       FIDELITY(R) VIP     FIDELITY(R) VIP        FIDELITY(R) VIP
                                ASSET MANAGER(TM)           GROWTH          CONTRAFUND(R)             OVERSEAS
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $11,664              $(73,334)            $(5,050)                $3,010
 Net realized gain (loss) on
  security transactions                 (45,597)               24,536             159,009               (307,338)
 Net realized gain on
  distributions                          13,058                25,604               6,023                  5,316
 Net unrealized appreciation
  (depreciation) of
  investments during the year           341,770             1,609,198           1,865,148                616,217
                                   ------------          ------------       -------------           ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            320,895             1,586,004           2,025,130                317,205
                                   ------------          ------------       -------------           ------------
UNIT TRANSACTIONS:
 Purchases                               60,678               148,439             257,184                 55,151
 Net transfers                          (83,952)              (35,696)           (300,465)               (82,348)
 Surrenders for benefit
  payments and fees                    (293,617)             (891,042)         (1,954,917)              (489,141)
 Net annuity transactions                    --                  (317)                (32)                    --
 Other                                       --                    --                  --                     --
                                   ------------          ------------       -------------           ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (316,891)             (778,616)         (1,998,230)              (516,338)
                                   ------------          ------------       -------------           ------------
 Net increase (decrease) in
  net assets                              4,004               807,388              26,900               (199,133)
NET ASSETS:
 Beginning of year                    2,671,009             7,646,852          14,445,620              3,171,677
                                   ------------          ------------       -------------           ------------
 End of year                         $2,675,013            $8,454,240         $14,472,520             $2,972,544
                                   ============          ============       =============           ============

                                FIDELITY(R) VIP     FIDELITY(R) VIP
                                  FREEDOM 2020       FREEDOM 2030      FIDELITY(R) VIP
                                   PORTFOLIO           PORTFOLIO         FREEDOM 2015
                                  SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $1,742               $341              $6,191
 Net realized gain (loss) on
  security transactions                    34                513                 398
 Net realized gain on
  distributions                         1,187                258               5,317
 Net unrealized appreciation
  (depreciation) of
  investments during the year          14,586              3,887              25,264
                                   ----------          ---------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           17,549              4,999              37,170
                                   ----------          ---------          ----------
UNIT TRANSACTIONS:
 Purchases                                160                607                  --
 Net transfers                         50,179             50,331             271,066
 Surrenders for benefit
  payments and fees                       (53)           (17,394)                (40)
 Net annuity transactions                  --                 --                  --
 Other                                     --                 --                  --
                                   ----------          ---------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    50,286             33,544             271,026
                                   ----------          ---------          ----------
 Net increase (decrease) in
  net assets                           67,835             38,543             308,196
NET ASSETS:
 Beginning of year                    112,088              5,808             227,335
                                   ----------          ---------          ----------
 End of year                         $179,923            $44,351            $535,531
                                   ==========          =========          ==========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                 FIDELITY(R) VIP     FIDELITY(R) VIP
                                  FREEDOM 2025       FREEDOM INCOME
                                   SUB-ACCOUNT      SUB-ACCOUNT (12)
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $47                 $49
 Net realized gain (loss) on
  security transactions                    2                  --
 Net realized gain on
  distributions                           37                  73
 Net unrealized appreciation
  (depreciation) of
  investments during the year            704                (105)
                                     -------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                             790                  17
                                     -------             -------
UNIT TRANSACTIONS:
 Purchases                                --                  56
 Net transfers                            --               3,040
 Surrenders for benefit
  payments and fees                       (6)                 --
 Net annuity transactions                 --                  --
 Other                                    --                  --
                                     -------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (6)              3,096
                                     -------             -------
 Net increase (decrease) in
  net assets                             784               3,113
NET ASSETS:
 Beginning of year                     5,630                  --
                                     -------             -------
 End of year                          $6,414              $3,113
                                     =======             =======

(12) Funded as of November 8, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  FIDELITY(R) VIP         FIDELITY(R) VIP          FIDELITY(R) VIP         FIDELITY(R) VIP
                                 FUNDSMANAGER 20%        FUNDSMANAGER 50%         FUNDSMANAGER 60%        FUNDSMANAGER 85%
                                 SUB-ACCOUNT (13)           SUB-ACCOUNT           SUB-ACCOUNT (14)           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $70                     $152                     $124                   $(2)
 Net realized gain (loss) on
  security transactions                     2                       23                        1                    --
 Net realized gain on
  distributions                            10                      121                       30                     1
 Net unrealized appreciation
  (depreciation) of
  investments during the year             377                    6,103                      369                    72
                                      -------                ---------                ---------                 -----
 Net increase (decrease) in
  net assets resulting from
  operations                              459                    6,399                      524                    71
                                      -------                ---------                ---------                 -----
UNIT TRANSACTIONS:
 Purchases                                 --                       --                       --                    --
 Net transfers                          8,196                       --                   13,661                    --
 Surrenders for benefit
  payments and fees                         1                       (9)                      --                    --
 Net annuity transactions                  --                       --                       --                    --
 Other                                     --                       --                       --                    --
                                      -------                ---------                ---------                 -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     8,197                       (9)                  13,661                    --
                                      -------                ---------                ---------                 -----
 Net increase (decrease) in
  net assets                            8,656                    6,390                   14,185                    71
NET ASSETS:
 Beginning of year                         --                   61,747                       --                   497
                                      -------                ---------                ---------                 -----
 End of year                           $8,656                  $68,137                  $14,185                  $568
                                      =======                =========                =========                 =====

                                                                                      HARTFORD
                                      FRANKLIN                  HARTFORD                TOTAL
                                       INCOME                   ADVISERS             RETURN BOND
                                  SECURITIES FUND               HLS FUND              HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT (15)         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $104,998                   $(127,331)          $20,121,707
 Net realized gain (loss) on
  security transactions                    3,271                 (11,805,009)           (1,757,920)
 Net realized gain on
  distributions                               --                          --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            100,189                 150,238,880            29,281,634
                                    ------------            ----------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                             208,458                 138,306,540            47,645,421
                                    ------------            ----------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                16,391                   7,892,840             4,560,413
 Net transfers                           539,169                 (47,740,383)           44,795,618
 Surrenders for benefit
  payments and fees                     (158,025)               (223,694,270)         (151,386,252)
 Net annuity transactions                     --                    (358,390)              (22,591)
 Other                                        --                          (2)                  902
                                    ------------            ----------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      397,535                (263,900,205)         (102,051,910)
                                    ------------            ----------------       ---------------
 Net increase (decrease) in
  net assets                             605,993                (125,593,665)          (54,406,489)
NET ASSETS:
 Beginning of year                     1,422,236               1,520,873,859           825,474,117
                                    ------------            ----------------       ---------------
 End of year                          $2,028,229              $1,395,280,194          $771,067,628
                                    ============            ================       ===============

(13) Funded as of June 29, 2010.

(14) Funded as of November 1, 2010.

(15) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    HARTFORD               HARTFORD
                                    CAPITAL                DIVIDEND
                                  APPRECIATION            AND GROWTH
                                    HLS FUND               HLS FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(14,439,772)            $3,281,869
 Net realized gain (loss) on
  security transactions              (26,962,116)             2,373,216
 Net realized gain on
  distributions                               --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        326,399,372             96,198,307
                                ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                         284,997,484            101,853,392
                                ----------------       ----------------
UNIT TRANSACTIONS:
 Purchases                             7,926,094              6,738,839
 Net transfers                       (77,399,271)           (13,749,177)
 Surrenders for benefit
  payments and fees                 (292,220,793)          (145,166,570)
 Net annuity transactions               (578,597)               191,246
 Other                                     1,446                    652
                                ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (362,271,121)          (151,985,010)
                                ----------------       ----------------
 Net increase (decrease) in
  net assets                         (77,273,637)           (50,131,618)
NET ASSETS:
 Beginning of year                 2,235,091,018          1,014,619,128
                                ----------------       ----------------
 End of year                      $2,157,817,381           $964,487,510
                                ================       ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                    HARTFORD
                                      HARTFORD             HARTFORD            HARTFORD           DISCIPLINED
                                   GLOBAL RESEARCH      GLOBAL HEALTH        GLOBAL GROWTH           EQUITY
                                      HLS FUND             HLS FUND            HLS FUND             HLS FUND
                                  SUB-ACCOUNT (16)       SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(95,083)           $(615,911)        $(1,499,014)           $(447,783)
 Net realized gain (loss) on
  security transactions                   (72,332)            (184,184)         (5,458,397)          (2,017,091)
 Net realized gain on
  distributions                                --                   --                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,351,701            3,168,595          20,519,979           17,546,710
                                    -------------       --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,184,286            2,368,500          13,562,568           15,081,836
                                    -------------       --------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                177,776               80,193             687,908              653,790
 Net transfers                             65,934           (2,697,273)         (3,353,822)          (2,867,184)
 Surrenders for benefit
  payments and fees                    (3,946,188)          (8,050,827)        (15,345,155)         (19,077,735)
 Net annuity transactions                    (652)              13,598              18,722                  803
 Other                                         --                   --                  18                   --
                                    -------------       --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (3,703,130)         (10,654,309)        (17,992,329)         (21,290,326)
                                    -------------       --------------       -------------       --------------
 Net increase (decrease) in
  net assets                             (518,844)          (8,285,809)         (4,429,761)          (6,208,490)
NET ASSETS:
 Beginning of year                     26,311,928           51,964,873         126,082,865          140,160,075
                                    -------------       --------------       -------------       --------------
 End of year                          $25,793,084          $43,679,064        $121,653,104         $133,951,585
                                    =============       ==============       =============       ==============

                                                                 HARTFORD
                                            HARTFORD              GROWTH              HARTFORD
                                             GROWTH           OPPORTUNITIES          HIGH YIELD
                                            HLS FUND             HLS FUND             HLS FUND
                                        SUB-ACCOUNT (17)       SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(1,107,044)         $(1,643,659)         $(1,314,949)
 Net realized gain (loss) on
  security transactions                      (1,832,681)          (5,134,308)           1,699,532
 Net realized gain on
  distributions                                      --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                15,127,034           22,026,841           20,403,025
                                         --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                                 12,187,309           15,248,874           20,787,608
                                         --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                      533,278              698,403              828,723
 Net transfers                               (3,192,828)          (6,889,433)          11,533,159
 Surrenders for benefit
  payments and fees                         (11,516,648)         (14,946,429)         (27,618,561)
 Net annuity transactions                       (24,868)               1,194              100,116
 Other                                               --                   35                  105
                                         --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         (14,201,066)         (21,136,230)         (15,156,458)
                                         --------------       --------------       --------------
 Net increase (decrease) in
  net assets                                 (2,013,757)          (5,887,356)           5,631,150
NET ASSETS:
 Beginning of year                           84,236,316          117,243,633          152,159,680
                                         --------------       --------------       --------------
 End of year                                $82,222,559         $111,356,277         $157,790,830
                                         ==============       ==============       ==============

(16) Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

(17) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                             HARTFORD
                                   HARTFORD               INTERNATIONAL
                                    INDEX                 OPPORTUNITIES
                                   HLS FUND                  HLS FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT (18)(19)
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $631,156                 $(510,636)
 Net realized gain (loss) on
  security transactions              5,459,318               (58,108,057)
 Net realized gain on
  distributions                             --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       18,591,505               106,877,304
                                --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        24,681,979                48,258,611
                                --------------            --------------
UNIT TRANSACTIONS:
 Purchases                             919,995                 2,644,795
 Net transfers                      (7,133,084)              (20,872,918)
 Surrenders for benefit
  payments and fees                (29,028,129)              (59,704,726)
 Net annuity transactions             (157,534)                  (47,078)
 Other                                      --                        90
                                --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (35,398,752)              (77,979,837)
                                --------------            --------------
 Net increase (decrease) in
  net assets                       (10,716,773)              (29,721,226)
NET ASSETS:
 Beginning of year                 215,661,403               456,803,262
                                --------------            --------------
 End of year                      $204,944,630              $427,082,036
                                ==============            ==============

(18) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(19) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                            HARTFORD
                                          SMALL/MID CAP         HARTFORD                HARTFORD            HARTFORD
                                             EQUITY              MIDCAP               MIDCAP VALUE        MONEY MARKET
                                            HLS FUND            HLS FUND                HLS FUND            HLS FUND
                                        SUB-ACCOUNT (20)      SUB-ACCOUNT           SUB-ACCOUNT (21)       SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(270,593)        $(2,035,094)            $(1,458,081)         $(4,358,601)
 Net realized gain (loss) on
  security transactions                          44,384           7,649,812              (4,161,193)                  --
 Net realized gain on distributions                  --                  --                      --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                             6,105,865          33,525,323              37,298,562                   --
                                          -------------      --------------          --------------      ---------------
 Net increase (decrease) in net
  assets resulting from operations            5,879,656          39,140,041              31,679,288           (4,358,601)
                                          -------------      --------------          --------------      ---------------
UNIT TRANSACTIONS:
 Purchases                                      262,762             444,269                 473,398            3,382,371
 Net transfers                                2,726,741          (8,921,394)                776,161           57,535,599
 Surrenders for benefit payments and
  fees                                       (4,751,966)        (24,914,524)            (24,066,098)        (157,697,099)
 Net annuity transactions                         5,038             176,650                  (7,221)              91,100
 Other                                               78                  --                      16               22,414
                                          -------------      --------------          --------------      ---------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                               (1,757,347)        (33,214,999)            (22,823,744)         (96,665,615)
                                          -------------      --------------          --------------      ---------------
 Net increase (decrease) in net
  assets                                      4,122,309           5,925,042               8,855,544         (101,024,216)
NET ASSETS:
 Beginning of year                           30,108,038         200,510,150             156,337,161          355,233,991
                                          -------------      --------------          --------------      ---------------
 End of year                                $34,230,347        $206,435,192            $165,192,705         $254,209,775
                                          =============      ==============          ==============      ===============


                                             HARTFORD                  HARTFORD             HARTFORD
                                           SMALL COMPANY           SMALLCAP GROWTH            STOCK
                                             HLS FUND                  HLS FUND             HLS FUND
                                            SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(1,762,177)              $(1,529,174)          $(1,677,052)
 Net realized gain (loss) on
  security transactions                        2,085,240                  (963,138)            8,719,851
 Net realized gain on distributions                   --                        --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                             25,319,752                31,741,092            81,060,393
                                          --------------            --------------       ---------------
 Net increase (decrease) in net
  assets resulting from operations            25,642,815                29,248,780            88,103,192
                                          --------------            --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                       546,442                   549,348             3,329,894
 Net transfers                                (4,717,478)               (3,968,780)          (30,557,427)
 Surrenders for benefit payments and
  fees                                       (18,094,803)              (14,702,791)          (97,288,538)
 Net annuity transactions                         (6,790)                   (3,371)             (458,547)
 Other                                               264                         5                    81
                                          --------------            --------------       ---------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                               (22,272,365)              (18,125,589)         (124,974,537)
                                          --------------            --------------       ---------------
 Net increase (decrease) in net
  assets                                       3,370,450                11,123,191           (36,871,345)
NET ASSETS:
 Beginning of year                           131,958,614               100,851,421           767,863,665
                                          --------------            --------------       ---------------
 End of year                                $135,329,064              $111,974,612          $730,992,320
                                          ==============            ==============       ===============

(20) Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

(21) Effective July 30, 2010 Hartford SmallCap Value HLS Fund merged with Hartford MidCap Value HLS Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                        HARTFORD
                                    U.S. GOVERNMENT               HARTFORD
                                       SECURITIES                  VALUE
                                        HLS FUND                  HLS FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT (23)(24)
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $8,376,631                 $(152,553)
 Net realized gain (loss) on
  security transactions                    (636,491)              (13,753,747)
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (739,675)               32,270,423
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              7,000,465                18,364,123
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                1,672,997                   731,496
 Net transfers                           12,089,830               (10,633,833)
 Surrenders for benefit
  payments and fees                     (57,683,867)              (25,233,566)
 Net annuity transactions                    65,920                    26,260
 Other                                           39                       111
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (43,855,081)              (35,109,532)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                            (36,854,616)              (16,745,409)
NET ASSETS:
 Beginning of year                      303,463,535               175,733,241
                                     --------------            --------------
 End of year                           $266,608,919              $158,987,832
                                     ==============            ==============

(23) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

(24) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    HUNTINGTON VA            HUNTINGTON VA                                     HUNTINGTON VA
                                       INCOME                  DIVIDEND               HUNTINGTON VA              MID CORP
                                     EQUITY FUND             CAPTURE FUND              GROWTH FUND             AMERICA FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $116,593                 $331,893                 $(87,206)                $(69,475)
 Net realized gain (loss) on
  security transactions                  (658,654)                (809,725)                (277,938)                 514,239
 Net realized gain on
  distributions                                --                       --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,474,679                2,057,920                  817,735                  963,437
                                    -------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              932,618                1,580,088                  452,591                1,408,201
                                    -------------            -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 37,433                   48,172                   37,707                   84,286
 Net transfers                           (356,052)                (562,721)                (126,330)                (480,739)
 Surrenders for benefit
  payments and fees                    (2,445,117)              (3,434,040)              (1,630,785)              (1,793,588)
 Net annuity transactions                  11,241                       --                       --                       --
 Other                                         --                       --                       --                       --
                                    -------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,752,495)              (3,948,589)              (1,719,408)              (2,190,041)
                                    -------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets                           (1,819,877)              (2,368,501)              (1,266,817)                (781,840)
NET ASSETS:
 Beginning of year                     11,274,340               14,368,548                7,159,346                8,139,317
                                    -------------            -------------            -------------            -------------
 End of year                           $9,454,463              $12,000,047               $5,892,529               $7,357,477
                                    =============            =============            =============            =============

                                   HUNTINGTON VA           HUNTINGTON VA           HUNTINGTON VA
                                        NEW                   ROTATING             INTERNATIONAL
                                    ECONOMY FUND            MARKETS FUND            EQUITY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(41,346)               $(13,334)                $(5,594)
 Net realized gain (loss) on
  security transactions                 (108,038)                (58,232)                 (9,281)
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            505,799                 166,346                 156,333
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             356,415                  94,780                 141,458
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                37,333                   1,043                  75,167
 Net transfers                          (119,434)                (98,651)                150,722
 Surrenders for benefit
  payments and fees                     (612,842)               (754,440)               (457,867)
 Net annuity transactions                     --                      --                      --
 Other                                        --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (694,943)               (852,048)               (231,978)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                            (338,528)               (757,268)                (90,520)
NET ASSETS:
 Beginning of year                     3,035,350               2,788,061               2,206,981
                                    ------------            ------------            ------------
 End of year                          $2,696,822              $2,030,793              $2,116,461
                                    ============            ============            ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                            HUNTINGTON VA
                                    HUNTINGTON VA              MORTGAGE
                                    MACRO 100 FUND         SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(8,357)                 $6,565
 Net realized gain (loss) on
  security transactions                  (176,086)                 15,106
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             300,210                  10,327
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              115,767                  31,998
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  5,701                   2,778
 Net transfers                           (179,708)                259,724
 Surrenders for benefit
  payments and fees                      (299,548)               (327,888)
 Net annuity transactions                      --                      --
 Other                                         --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (473,555)                (65,386)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                             (357,788)                (33,388)
NET ASSETS:
 Beginning of year                      1,283,612               1,017,797
                                     ------------            ------------
 End of year                             $925,824                $984,409
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              BLACKROCK               BLACKROCK              UIF U.S.
                                   HUNTINGTON VA                GLOBAL                LARGE CAP            REAL ESTATE
                                     SITUS FUND         OPPORTUNITIES VI FUND      GROWTH V.I. FUND         PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT (25)          SUB-ACCOUNT         SUB-ACCOUNT (26)
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(28,338)                  $(908)                  $(696)               $3,388
 Net realized gain (loss) on
  security transactions                  (13,305)                   (404)                  4,165                 1,418
 Net realized gain on
  distributions                               --                      --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            628,711                  10,934                  13,351               113,250
                                    ------------              ----------              ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             587,068                   9,622                  16,820               118,056
                                    ------------              ----------              ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                49,950                      --                      --                26,194
 Net transfers                           (52,047)                     --                     (30)              198,690
 Surrenders for benefit
  payments and fees                     (445,438)                (10,394)                (21,484)              (81,588)
 Net annuity transactions                     --                      --                      --                    --
 Other                                        --                      --                      --                    --
                                    ------------              ----------              ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (447,535)                (10,394)                (21,514)              143,296
                                    ------------              ----------              ----------            ----------
 Net increase (decrease) in
  net assets                             139,533                    (772)                 (4,694)              261,352
NET ASSETS:
 Beginning of year                     2,381,261                 112,764                 130,386               342,460
                                    ------------              ----------              ----------            ----------
 End of year                          $2,520,794                $111,992                $125,692              $603,812
                                    ============              ==========              ==========            ==========

                                      INVESCO                                    MTB MANAGED
                                  VAN KAMPEN V.I.         UIF MID CAP             ALLOCATION
                                    EQUITY AND               GROWTH            FUND -- MODERATE
                                    INCOME FUND            PORTFOLIO              GROWTH II
                                 SUB-ACCOUNT (27)       SUB-ACCOUNT (28)         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $3,016               $(8,268)               $(21,019)
 Net realized gain (loss) on
  security transactions                  (1,831)                3,033                 (99,233)
 Net realized gain on
  distributions                              --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            37,722               199,203                 352,494
                                    -----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             38,907               193,968                 232,242
                                    -----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                7,936                 6,780                  10,738
 Net transfers                           46,123               228,426                (214,480)
 Surrenders for benefit
  payments and fees                    (119,352)              (46,835)               (239,841)
 Net annuity transactions                    --                    --                      --
 Other                                       --                    --                      --
                                    -----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (65,293)              188,371                (443,583)
                                    -----------            ----------            ------------
 Net increase (decrease) in
  net assets                            (26,386)              382,339                (211,341)
NET ASSETS:
 Beginning of year                      431,004               518,824               2,944,965
                                    -----------            ----------            ------------
 End of year                           $404,618              $901,163              $2,733,624
                                    ===========            ==========            ============

(25) Formerly BlackRock Global Growth V.I. Fund. Change effective May 3, 2010.

(26) Formerly Van Kampen -- UIF U.S. Real Estate Portfolio. Change effective June 1, 2010.

(27) Formerly Equity and Income. Change effective June 1, 2010.

(28) Formerly Mid Cap Growth. Change effective June 1, 2010.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   COLUMBIA MARSICO
                                     INTERNATIONAL         COLUMBIA
                                     OPPORTUNITIES        HIGH YIELD
                                        FUND VS             FUND VS
                                      SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(152,626)           $776,473
 Net realized gain (loss) on
  security transactions                      9,789             171,092
 Net realized gain on
  distributions                                 --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,844,369             272,762
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,701,532           1,220,327
                                     -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 115,777              86,350
 Net transfers                          (1,346,091)           (325,476)
 Surrenders for benefit
  payments and fees                     (3,135,534)         (3,172,523)
 Net annuity transactions                     (543)              2,369
 Other                                          --                  --
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (4,366,391)         (3,409,280)
                                     -------------       -------------
 Net increase (decrease) in
  net assets                            (2,664,859)         (2,188,953)
NET ASSETS:
 Beginning of year                      19,602,279          13,722,229
                                     -------------       -------------
 End of year                           $16,937,420         $11,533,276
                                     =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 COLUMBIA MARSICO           COLUMBIA           COLUMBIA MARSICO       COLUMBIA MARSICO
                                 FOCUSED EQUITIES       ASSET ALLOCATION            GROWTH              21ST CENTURY
                                      FUND VS                FUND VS                FUND VS                FUND VS
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(288,759)               $52,384              $(293,017)              $(80,913)
 Net realized gain (loss) on
  security transactions                1,084,307               (227,545)             1,573,810                260,276
 Net realized gain on
  distributions                               --                     --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,866,211                620,328              2,723,421                578,419
                                   -------------          -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           4,661,759                445,167              4,004,214                757,782
                                   -------------          -------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                                96,372                116,488                356,503                  8,574
 Net transfers                        (1,330,057)               335,450               (451,194)              (188,579)
 Surrenders for benefit
  payments and fees                   (5,106,961)            (1,151,927)            (4,681,623)            (1,105,550)
 Net annuity transactions                 35,984                   (900)                72,520                     --
 Other                                        --                     --                     --                     --
                                   -------------          -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (6,304,662)              (700,889)            (4,703,794)            (1,285,555)
                                   -------------          -------------          -------------          -------------
 Net increase (decrease) in
  net assets                          (1,642,903)              (255,722)              (699,580)              (527,773)
NET ASSETS:
 Beginning of year                    32,219,477              4,262,728             23,673,766              6,048,076
                                   -------------          -------------          -------------          -------------
 End of year                         $30,576,574             $4,007,006            $22,974,186             $5,520,303
                                   =============          =============          =============          =============

                                 COLUMBIA MARSICO        OPPENHEIMER          PUTNAM VT
                                   MIDCAP GROWTH            GLOBAL            SMALL CAP
                                      FUND VS          SECURITIES FUND          VALUE
                                    SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(205,885)              $(379)            $(2,780)
 Net realized gain (loss) on
  security transactions                   (4,754)              2,515              (4,018)
 Net realized gain on
  distributions                               --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          3,433,907             101,383              72,978
                                   -------------          ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           3,223,268             103,519              66,180
                                   -------------          ----------          ----------
UNIT TRANSACTIONS:
 Purchases                                67,523              37,103               7,094
 Net transfers                          (595,807)             67,538             103,328
 Surrenders for benefit
  payments and fees                   (2,608,347)            (56,126)            (11,926)
 Net annuity transactions                     --                  --                  --
 Other                                        --                  --                  --
                                   -------------          ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (3,136,631)             48,515              98,496
                                   -------------          ----------          ----------
 Net increase (decrease) in
  net assets                              86,637             152,034             164,676
NET ASSETS:
 Beginning of year                    13,614,814             685,285             207,211
                                   -------------          ----------          ----------
 End of year                         $13,701,451            $837,319            $371,887
                                   =============          ==========          ==========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                           PIONEER
                                      PIMCO VIT           FUND VCT
                                     REAL RETURN          PORTFOLIO
                                     SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $2,706           $(114,206)
 Net realized gain (loss) on
  security transactions                    (6,414)         (1,047,931)
 Net realized gain on
  distributions                            16,300                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              79,164           4,133,555
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               91,756           2,971,418
                                     ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 37,675              92,063
 Net transfers                            250,754          (1,545,914)
 Surrenders for benefit
  payments and fees                      (211,377)         (6,630,015)
 Net annuity transactions                      --               1,176
 Other                                         --                  --
                                     ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        77,052          (8,082,690)
                                     ------------       -------------
 Net increase (decrease) in
  net assets                              168,808          (5,111,272)
NET ASSETS:
 Beginning of year                      1,670,385          28,578,866
                                     ------------       -------------
 End of year                           $1,839,193         $23,467,594
                                     ============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PIONEER
                                     MID CAP            JENNISON 20/20                                  PRUDENTIAL
                                    VALUE VCT               FOCUS                 JENNISON                VALUE
                                    PORTFOLIO             PORTFOLIO              PORTFOLIO              PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,100)              $(6,261)               $(15,112)              $(7,891)
 Net realized gain (loss) on
  security transactions                  8,682                16,163                   3,157               (53,952)
 Net realized gain on
  distributions                             --                    --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           37,583                15,655                 118,162               134,829
                                    ----------            ----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            45,165                25,557                 106,207                72,986
                                    ----------            ----------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                               7,659                    --                      --                 4,291
 Net transfers                          33,389                    --                  (3,924)               73,419
 Surrenders for benefit
  payments and fees                    (97,966)              (68,466)                (47,976)              (39,338)
 Net annuity transactions                   --                    --                   1,533                    --
 Other                                      --                    --                      --                    --
                                    ----------            ----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (56,918)              (68,466)                (50,367)               38,372
                                    ----------            ----------            ------------            ----------
 Net increase (decrease) in
  net assets                           (11,753)              (42,909)                 55,840               111,358
NET ASSETS:
 Beginning of year                     305,140               472,771               1,110,762               605,291
                                    ----------            ----------            ------------            ----------
 End of year                          $293,387              $429,862              $1,166,602              $716,649
                                    ==========            ==========            ============            ==========

                                    PRUDENTIAL
                                      SERIES                 ROYCE                 LEGG MASON
                                  INTERNATIONAL            SMALL-CAP              CLEARBRIDGE
                                      GROWTH               PORTFOLIO           APPRECIATION FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(595)               $(14,127)                  $699
 Net realized gain (loss) on
  security transactions                (23,184)                  2,083                     21
 Net realized gain on
  distributions                             --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           37,777                 239,431                 14,453
                                    ----------            ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            13,998                 227,387                 15,173
                                    ----------            ------------             ----------
UNIT TRANSACTIONS:
 Purchases                               2,089                  23,564                     --
 Net transfers                           8,751                 204,909                     --
 Surrenders for benefit
  payments and fees                    (14,349)                (87,399)                   (26)
 Net annuity transactions                   --                      --                     --
 Other                                      --                      --                     --
                                    ----------            ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (3,509)                141,074                    (26)
                                    ----------            ------------             ----------
 Net increase (decrease) in
  net assets                            10,489                 368,461                 15,147
NET ASSETS:
 Beginning of year                     131,136               1,096,175                133,582
                                    ----------            ------------             ----------
 End of year                          $141,625              $1,464,636               $148,729
                                    ==========            ============             ==========

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                       VICTORY
                                                                       VARIABLE
                                             WESTERN ASSET            INSURANCE
                                                 MONEY               DIVERSIFIED
                                              MARKET FUND             STOCK FUND
                                              SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(1,610)                $(5,085)
 Net realized gain (loss) on security
  transactions                                         --                  (6,958)
 Net realized gain on distributions                    --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                             --                  95,795
                                               ----------            ------------
 Net increase (decrease) in net assets
  resulting from operations                        (1,610)                 83,752
                                               ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                             --                   5,277
 Net transfers                                         --                 (27,563)
 Surrenders for benefit payments and
  fees                                               (126)               (214,594)
 Net annuity transactions                              --                    (256)
 Other                                                 --                      --
                                               ----------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                   (126)               (237,136)
                                               ----------            ------------
 Net increase (decrease) in net assets             (1,736)               (153,384)
NET ASSETS:
 Beginning of year                                192,697               1,016,929
                                               ----------            ------------
 End of year                                     $190,961                $863,545
                                               ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                  WELLS FARGO           WELLS FARGO          WELLS FARGO
                                              INVESCO             ADVANTAGE VT         ADVANTAGE VT          ADVANTAGE VT
                                          VAN KAMPEN V. I.        INDEX ASSET          TOTAL RETURN           INTRINSIC
                                           COMSTOCK FUND        ALLOCATION FUND          BOND FUND            VALUE FUND
                                          SUB-ACCOUNT (29)      SUB-ACCOUNT (30)        SUB-ACCOUNT        SUB-ACCOUNT (31)
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(1,559)                  $77               $1,402                 $(914)
 Net realized gain (loss) on security
  transactions                                    6,262               (15,748)                  (8)                 (271)
 Net realized gain on distributions                  --                    --                2,473                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       15,962                38,507                  579                12,067
                                             ----------            ----------            ---------            ----------
 Net increase (decrease) in net assets
  resulting from operations                      20,665                22,836                4,446                10,882
                                             ----------            ----------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                        1,230                    --                   --                    --
 Net transfers                                  (10,222)              (70,629)               2,382                 2,372
 Surrenders for benefit payments and
  fees                                          (15,065)               (5,814)              (6,624)                 (994)
 Net annuity transactions                            --                    --                   --                    --
 Other                                               --                    --                   --                    --
                                             ----------            ----------            ---------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (24,057)              (76,443)              (4,242)                1,378
                                             ----------            ----------            ---------            ----------
 Net increase (decrease) in net assets           (3,392)              (53,607)                 204                12,260
NET ASSETS:
 Beginning of year                              164,308               286,975               88,378                90,690
                                             ----------            ----------            ---------            ----------
 End of year                                   $160,916              $233,368              $88,582              $102,950
                                             ==========            ==========            =========            ==========

                                              WELLS FARGO             WELLS FARGO              WELLS FARGO
                                             ADVANTAGE VT             ADVANTAGE VT            ADVANTAGE VT
                                             INTERNATIONAL             SMALL CAP                SMALL CAP
                                              EQUITY FUND             GROWTH FUND              VALUE FUND
                                         SUB-ACCOUNT (32)(33)       SUB-ACCOUNT (34)        SUB-ACCOUNT (35)
--------------------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(62,561)               $(66,347)               $(165,015)
 Net realized gain (loss) on security
  transactions                                  (1,175,139)               (344,987)              (2,803,796)
 Net realized gain on distributions                435,315                      --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       2,473,241               1,454,452                4,877,368
                                             -------------            ------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                      1,670,856               1,043,118                1,908,557
                                             -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                         121,556                     195                   57,392
 Net transfers                                    (518,749)               (453,004)                (628,965)
 Surrenders for benefit payments and
  fees                                          (1,981,817)               (486,617)              (2,175,424)
 Net annuity transactions                           18,481                     395                   (1,447)
 Other                                                  --                      --                       --
                                             -------------            ------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (2,360,529)               (939,031)              (2,748,444)
                                             -------------            ------------            -------------
 Net increase (decrease) in net assets            (689,673)                104,087                 (839,887)
NET ASSETS:
 Beginning of year                              13,315,951               5,005,208               12,528,076
                                             -------------            ------------            -------------
 End of year                                   $12,626,278              $5,109,295              $11,688,189
                                             =============            ============            =============

(29) Formerly Comstock. Change effective June 1, 2010.

(30) Formerly Wells Fargo Advantage VT Asset Allocation Fund. Change effective May 1, 2010.

(31) Formerly Wells Fargo Advantage VT Equity Income Fund. Change effective July 16, 2010.

(32) Effective July 16, 2010 Evergreen VA International Equity Fund merged with Wells Fargo Advantage VT International Core Fund.

(33) Formerly Wells Fargo Advantage VT International Core Fund. Change effective July 16, 2010.

(34) Effective July 16, 2010 Evergreen VA Growth Fund merged with Wells Fargo Advantage VT Small Cap Growth Fund.

(35) Effective July 16, 2010 Evergreen VA Special Values Fund merged with newly created Wells Fargo Advantage VT Small Cap Value Fund.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                  AMERICAN CENTURY(R) VP      ALLIANCEBERNSTEIN
                                         CAPITAL                INTERNATIONAL
                                    APPRECIATION FUND             VALUE FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(13,892)                    $(354)
 Net realized gain (loss) on
  security transactions                     (19,529)                 (179,348)
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             1,131,423                   394,923
                                       ------------              ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              1,098,002                   215,221
                                       ------------              ------------
UNIT TRANSACTIONS:
 Purchases                                   83,804                    24,534
 Net transfers                             (253,398)                   44,944
 Surrenders for benefit
  payments and fees                        (384,760)                  (86,529)
 Net annuity transactions                      (340)                       --
                                       ------------              ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (554,694)                  (17,051)
                                       ------------              ------------
 Net increase (decrease) in
  net assets                                543,308                   198,170
NET ASSETS:
 Beginning of year                        3,501,933                   824,287
                                       ------------              ------------
 End of year                             $4,045,241                $1,022,457
                                       ============              ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      AIM V.I.           AIM V.I.            AIM V.I.           ALLIANCEBERNSTEIN VP
                                      CAPITAL              CORE                HIGH                  GROWTH AND
                                 APPRECIATION FUND      EQUITY FUND         YIELD FUND            INCOME PORTFOLIO
                                    SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(15,937)            $21,140           $186,197                  $43,784
 Net realized gain (loss) on
  security transactions                 (567,675)           (244,496)            16,761                 (371,813)
 Net realized gain on
  distributions                               --                  --                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            896,395           1,354,216            660,707                  693,121
                                    ------------       -------------       ------------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             312,783           1,130,860            863,665                  365,092
                                    ------------       -------------       ------------             ------------
UNIT TRANSACTIONS:
 Purchases                                 4,843               9,906                 93                      518
 Net transfers                          (136,654)            (42,484)         1,703,027                   90,479
 Surrenders for benefit
  payments and fees                     (749,496)         (1,091,071)        (1,216,802)                (556,368)
 Net annuity transactions                   (529)                 --              5,771                   (7,533)
                                    ------------       -------------       ------------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (881,836)         (1,123,649)           492,089                 (472,904)
                                    ------------       -------------       ------------             ------------
 Net increase (decrease) in
  net assets                            (569,053)              7,211          1,355,754                 (107,812)
NET ASSETS:
 Beginning of year                     2,545,021           5,138,018          1,624,889                2,023,374
                                    ------------       -------------       ------------             ------------
 End of year                          $1,975,968          $5,145,229         $2,980,643               $1,915,562
                                    ============       =============       ============             ============

                                ALLIANCEBERNSTEIN VPS                              BB&T
                                     INTERMEDIATE           AMERICAN FUNDS        MID CAP
                                    BOND PORTFOLIO           GROWTH FUND        GROWTH VIF
                                     SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $47,944                $(1,550)           $(91,997)
 Net realized gain (loss) on
  security transactions                    14,701                  2,629          (1,339,248)
 Net realized gain on
  distributions                                --                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             298,223                 90,264           2,832,565
                                     ------------             ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              360,868                 91,343           1,401,320
                                     ------------             ----------       -------------
UNIT TRANSACTIONS:
 Purchases                                     70                 17,082              17,791
 Net transfers                            500,246                 73,606          (2,303,478)
 Surrenders for benefit
  payments and fees                      (435,686)               (65,504)           (796,712)
 Net annuity transactions                  17,076                     --              (1,554)
                                     ------------             ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        81,706                 25,184          (3,083,953)
                                     ------------             ----------       -------------
 Net increase (decrease) in
  net assets                              442,574                116,527          (1,682,633)
NET ASSETS:
 Beginning of year                      2,123,358                224,215           7,003,043
                                     ------------             ----------       -------------
 End of year                           $2,565,932               $340,742          $5,320,410
                                     ============             ==========       =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                         BB&T
                                    CAPITAL MANAGER               BB&T
                                      EQUITY VIF              LARGE CAP VIF
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(19,762)               $(103,596)
 Net realized gain (loss) on
  security transactions                   (675,218)              (5,262,966)
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,491,322                8,954,137
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               796,342                3,587,575
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  28,522                   81,849
 Net transfers                            (740,318)              (4,222,470)
 Surrenders for benefit
  payments and fees                       (364,346)              (2,818,361)
 Net annuity transactions                       --                   (1,715)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,076,142)              (6,960,697)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                              (279,800)              (3,373,122)
NET ASSETS:
 Beginning of year                       4,441,370               29,372,113
                                     -------------            -------------
 End of year                            $4,161,570              $25,998,991
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    BB&T                                                             COLUMBIA
                                   SPECIAL                 BB&T                                   SMALL COMPANY
                                OPPORTUNITIES          TOTAL RETURN         CALVERT SOCIAL            GROWTH
                                 EQUITY VIF              BOND VIF         BALANCED PORTFOLIO         FUND VS
                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(123,679)             $111,310               $14,963             $(121,849)
 Net realized gain (loss) on
  security transactions               109,360                42,124               (40,458)             (510,171)
 Net realized gain on
  distributions                       303,940                    --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       2,849,761               144,411               390,093             2,273,119
                                -------------          ------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                        3,139,382               297,845               364,598             1,641,099
                                -------------          ------------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                             70,500                 3,600                56,752                28,663
 Net transfers                        833,866              (211,733)              (88,946)               14,556
 Surrenders for benefit
  payments and fees                  (432,418)             (351,947)             (206,061)             (812,846)
 Net annuity transactions                  --                    --                (9,161)                   --
                                -------------          ------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   471,948              (560,080)             (247,416)             (769,627)
                                -------------          ------------          ------------          ------------
 Net increase (decrease) in
  net assets                        3,611,330              (262,235)              117,182               871,472
NET ASSETS:
 Beginning of year                  7,139,098             4,304,065             1,708,306             7,599,509
                                -------------          ------------          ------------          ------------
 End of year                      $10,750,428            $4,041,830            $1,825,488            $8,470,981
                                =============          ============          ============          ============


                                       COLUMBIA               EVERGREEN VA
                                    LARGE CAP VALUE       DIVERSIFIED CAPITAL         EVERGREEN VA
                                        FUND VS               BUILDER FUND            GROWTH FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $190,720                 $39,702                $(63,628)
 Net realized gain (loss) on
  security transactions                 (1,482,581)               (168,109)               (120,867)
 Net realized gain on
  distributions                                 --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,047,744               1,009,677               1,614,919
                                     -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,755,883                 881,270               1,430,424
                                     -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  61,751                     814                   3,258
 Net transfers                            (128,326)                480,897                (158,949)
 Surrenders for benefit
  payments and fees                     (2,137,778)               (290,617)               (417,139)
 Net annuity transactions                       --                 (21,868)                (13,719)
                                     -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,204,353)                169,226                (586,549)
                                     -------------            ------------            ------------
 Net increase (decrease) in
  net assets                               551,530               1,050,496                 843,875
NET ASSETS:
 Beginning of year                      14,193,929               2,346,391               4,123,207
                                     -------------            ------------            ------------
 End of year                           $14,745,459              $3,396,887              $4,967,082
                                     =============            ============            ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                EVERGREEN VA
                                INTERNATIONAL          EVERGREEN VA
                                 EQUITY FUND            OMEGA FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $241,169               $(6,147)
 Net realized gain (loss) on
  security transactions              (328,763)              (45,569)
 Net realized gain on
  distributions                            --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       1,678,219             1,444,432
                                -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,590,625             1,392,716
                                -------------          ------------
UNIT TRANSACTIONS:
 Purchases                             24,834                 2,480
 Net transfers                       (527,936)              222,527
 Surrenders for benefit
  payments and fees                (1,287,151)             (643,749)
 Net annuity transactions              (9,854)               (6,001)
                                -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (1,800,107)             (424,743)
                                -------------          ------------
 Net increase (decrease) in
  net assets                         (209,482)              967,973
NET ASSETS:
 Beginning of year                 13,375,406             3,587,978
                                -------------          ------------
 End of year                      $13,165,924            $4,555,951
                                =============          ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               EVERGREEN VA         EVERGREEN VA         EVERGREEN VA
                                  SPECIAL               HIGH             FUNDAMENTAL         FIDELITY(R) VIP
                                VALUES FUND          INCOME FUND        LARGE CAP FUND      ASSET MANAGER(TM)
                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(108,094)            $7,492              $(10,884)              $26,205
 Net realized gain (loss) on
  security transactions             (641,138)            (3,967)             (161,951)             (268,966)
 Net realized gain on
  distributions                           --                 --                    --                 4,018
 Net unrealized appreciation
  (depreciation) of
  investments during the year      3,491,364             25,390             1,934,115               869,702
                               -------------          ---------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,742,132             28,915             1,761,280               630,959
                               -------------          ---------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                            33,063                 --                 8,132               100,916
 Net transfers                       (73,521)            (1,605)              100,857              (133,976)
 Surrenders for benefit
  payments and fees               (1,123,676)            (5,491)             (980,195)             (495,006)
 Net annuity transactions              8,028                 --               (28,186)                   --
                               -------------          ---------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,156,106)            (7,096)             (899,392)             (528,066)
                               -------------          ---------          ------------          ------------
 Net increase (decrease) in
  net assets                       1,586,026             21,819               861,888               102,893
NET ASSETS:
 Beginning of year                10,942,050             72,387             6,181,794             2,568,116
                               -------------          ---------          ------------          ------------
 End of year                     $12,528,076            $94,206            $7,043,682            $2,671,009
                               =============          =========          ============          ============


                               FIDELITY(R) VIP      FIDELITY(R) VIP        FIDELITY(R) VIP
                                   GROWTH            CONTRAFUND(R)             OVERSEAS
                                 SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(57,174)             $13,501                $23,333
 Net realized gain (loss) on
  security transactions              (348,640)          (1,332,557)              (537,670)
 Net realized gain on
  distributions                         6,021                3,484                  9,526
 Net unrealized appreciation
  (depreciation) of
  investments during the year       2,104,755            5,206,999              1,162,563
                                -------------        -------------           ------------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,704,962            3,891,427                657,752
                                -------------        -------------           ------------
UNIT TRANSACTIONS:
 Purchases                            191,516              309,811                 83,591
 Net transfers                       (667,966)            (970,345)              (287,401)
 Surrenders for benefit
  payments and fees                  (783,374)          (1,770,115)              (504,456)
 Net annuity transactions                (267)                 (23)                    --
                                -------------        -------------           ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (1,260,091)          (2,430,672)              (708,266)
                                -------------        -------------           ------------
 Net increase (decrease) in
  net assets                          444,871            1,460,755                (50,514)
NET ASSETS:
 Beginning of year                  7,201,981           12,984,865              3,222,191
                                -------------        -------------           ------------
 End of year                       $7,646,852          $14,445,620             $3,171,677
                                =============        =============           ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                  FIDELITY(R) VIP       FIDELITY(R) VIP
                                    FREEDOM 2020         FREEDOM 2030
                                     PORTFOLIO             PORTFOLIO
                                  SUB-ACCOUNT (A)       SUB-ACCOUNT (B)
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,978                 $98
 Net realized gain (loss) on
  security transactions                      --                  --
 Net realized gain on
  distributions                             538                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (2,002)                (45)
                                     ----------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                              1,514                  53
                                     ----------             -------
UNIT TRANSACTIONS:
 Purchases                                   --                  --
 Net transfers                          110,592               5,755
 Surrenders for benefit
  payments and fees                         (18)                 --
 Net annuity transactions                    --                  --
                                     ----------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     110,574               5,755
                                     ----------             -------
 Net increase (decrease) in
  net assets                            112,088               5,808
NET ASSETS:
 Beginning of year                           --                  --
                                     ----------             -------
 End of year                           $112,088              $5,808
                                     ==========             =======

(a)  Funded as of November 6, 2009.

(b) Funded as of December 1, 2009.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 FIDELITY(R) VIP       FIDELITY(R) VIP        FIDELITY(R) VIP         FIDELITY(R) VIP
                                   FREEDOM 2015         FREEDOM 2025         FUNDSMANAGER 50%        FUNDSMANAGER 85%
                                 SUB-ACCOUNT (C)       SUB-ACCOUNT (B)        SUB-ACCOUNT (C)         SUB-ACCOUNT (D)
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $6,880                $147                    $824                    $5
 Net realized gain (loss) on
  security transactions                      2                  --                       3                    --
 Net realized gain on
  distributions                          1,393                  22                      67                     1
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (3,560)               (125)                  1,331                     1
                                    ----------             -------               ---------                 -----
 Net increase (decrease) in
  net assets resulting from
  operations                             4,715                  44                   2,225                     7
                                    ----------             -------               ---------                 -----
UNIT TRANSACTIONS:
 Purchases                                  --                  --                      --                    --
 Net transfers                         222,620               5,586                  59,522                   490
 Surrenders for benefit
  payments and fees                         --                  --                      --                    --
 Net annuity transactions                   --                  --                      --                    --
                                    ----------             -------               ---------                 -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    222,620               5,586                  59,522                   490
                                    ----------             -------               ---------                 -----
 Net increase (decrease) in
  net assets                           227,335               5,630                  61,747                   497
NET ASSETS:
 Beginning of year                          --                  --                      --                    --
                                    ----------             -------               ---------                 -----
 End of year                          $227,335              $5,630                 $61,747                  $497
                                    ==========             =======               =========                 =====

                                                                                 HARTFORD
                                      FRANKLIN             HARTFORD                TOTAL
                                       INCOME              ADVISERS             RETURN BOND
                                  SECURITIES FUND          HLS FUND              HLS FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $77,178            $10,881,987           $18,344,013
 Net realized gain (loss) on
  security transactions                    1,591            (57,943,957)           (2,393,218)
 Net realized gain on
  distributions                               --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            255,803            385,496,065            81,617,907
                                    ------------       ----------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                             334,572            338,434,095            97,568,702
                                    ------------       ----------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                14,229              5,526,606             3,042,905
 Net transfers                           248,352            (78,209,447)           59,259,121
 Surrenders for benefit
  payments and fees                      (77,326)          (181,981,702)         (112,979,217)
 Net annuity transactions                     --             (1,195,588)              108,241
                                    ------------       ----------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      185,255           (255,860,131)          (50,568,950)
                                    ------------       ----------------       ---------------
 Net increase (decrease) in
  net assets                             519,827             82,573,964            46,999,752
NET ASSETS:
 Beginning of year                       902,409          1,378,679,189           778,474,365
                                    ------------       ----------------       ---------------
 End of year                          $1,422,236         $1,461,253,153          $825,474,117
                                    ============       ================       ===============

(b) Funded as of December 1, 2009.

(c)  Funded as of November 2, 2009.

(d) Funded as of November 23, 2009.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    HARTFORD               HARTFORD
                                    CAPITAL                DIVIDEND
                                  APPRECIATION            AND GROWTH
                                    HLS FUND               HLS FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(9,656,053)            $6,594,064
 Net realized gain (loss) on
  security transactions             (139,437,055)           (31,123,136)
 Net realized gain on
  distributions                               --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        851,014,224            213,596,436
                                ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                         701,921,116            189,067,364
                                ----------------       ----------------
UNIT TRANSACTIONS:
 Purchases                             6,754,793              4,157,537
 Net transfers                       (55,197,058)           (36,325,772)
 Surrenders for benefit
  payments and fees                 (220,518,829)          (111,336,514)
 Net annuity transactions                (59,009)               (54,696)
                                ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (269,020,103)          (143,559,445)
                                ----------------       ----------------
 Net increase (decrease) in
  net assets                         432,901,013             45,507,919
NET ASSETS:
 Beginning of year                 1,802,190,005            969,111,209
                                ----------------       ----------------
 End of year                      $2,235,091,018         $1,014,619,128
                                ================       ================

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD            HARTFORD
                                FUNDAMENTAL           GLOBAL             HARTFORD            HARTFORD
                                  GROWTH             ADVISERS          GLOBAL EQUITY       GLOBAL HEALTH
                                 HLS FUND            HLS FUND            HLS FUND            HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(147,100)          $(777,172)           $(89,001)          $(446,807)
 Net realized gain (loss) on
  security transactions           (1,240,803)         (1,476,418)         (1,040,802)         (2,030,929)
 Net realized gain on
  distributions                           --                  --                  --              65,852
 Net unrealized appreciation
  (depreciation) of
  investments during the year      6,522,550          12,601,373           8,098,011          11,444,461
                               -------------       -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       5,134,647          10,347,783           6,968,208           9,032,577
                               -------------       -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                            97,090             199,790              82,275             119,861
 Net transfers                     1,613,084            (409,677)          3,203,364          (4,009,478)
 Surrenders for benefit
  payments and fees               (1,824,580)         (6,262,037)         (2,641,080)         (5,997,834)
 Net annuity transactions             13,623              73,727                 677             (24,239)
                               -------------       -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (100,783)         (6,398,197)            645,236          (9,911,690)
                               -------------       -------------       -------------       -------------
 Net increase (decrease) in
  net assets                       5,033,864           3,949,586           7,613,444            (879,113)
NET ASSETS:
 Beginning of year                13,812,900          55,671,120          18,698,484          52,843,986
                               -------------       -------------       -------------       -------------
 End of year                     $18,846,764         $59,620,706         $26,311,928         $51,964,873
                               =============       =============       =============       =============

                                                            HARTFORD
                                       HARTFORD           DISCIPLINED           HARTFORD
                                    GLOBAL GROWTH            EQUITY              GROWTH
                                       HLS FUND             HLS FUND            HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(937,952)            $(97,682)          $(680,542)
 Net realized gain (loss) on
  security transactions                (10,048,185)          (7,112,538)         (4,042,593)
 Net realized gain on
  distributions                                 --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           43,753,272           34,732,500          21,008,965
                                    --------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            32,767,135           27,522,280          16,285,830
                                    --------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 544,601              442,994             279,326
 Net transfers                          (4,475,326)          (3,565,506)         (2,588,237)
 Surrenders for benefit
  payments and fees                    (12,852,496)         (14,990,917)         (6,301,762)
 Net annuity transactions                  (19,390)             (64,232)              5,174
                                    --------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (16,802,611)         (18,177,661)         (8,605,499)
                                    --------------       --------------       -------------
 Net increase (decrease) in
  net assets                            15,964,524            9,344,619           7,680,331
NET ASSETS:
 Beginning of year                     110,118,341          130,815,456          57,709,221
                                    --------------       --------------       -------------
 End of year                          $126,082,865         $140,160,075         $65,389,552
                                    ==============       ==============       =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                        HARTFORD
                                         GROWTH              HARTFORD
                                     OPPORTUNITIES          HIGH YIELD
                                        HLS FUND             HLS FUND
                                    SUB-ACCOUNT (E)        SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,117,339)         $10,074,352
 Net realized gain (loss) on
  security transactions                 (10,103,920)           1,781,622
 Net realized gain on
  distributions                                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            37,497,625           38,104,745
                                     --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             26,276,366           49,960,719
                                     --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                  450,223              445,562
 Net transfers                           (6,182,304)          17,142,714
 Surrenders for benefit
  payments and fees                     (11,151,572)         (17,395,729)
 Net annuity transactions                     4,276              (14,079)
                                     --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (16,879,377)             178,468
                                     --------------       --------------
 Net increase (decrease) in
  net assets                              9,396,989           50,139,187
NET ASSETS:
 Beginning of year                      107,846,644          102,020,493
                                     --------------       --------------
 End of year                           $117,243,633         $152,159,680
                                     ==============       ==============

(e) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       HARTFORD                 HARTFORD             HARTFORD
                                  HARTFORD          INTERNATIONAL             INTERNATIONAL       INTERNATIONAL
                                   INDEX                GROWTH                SMALL COMPANY       OPPORTUNITIES
                                  HLS FUND             HLS FUND                 HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $1,298,561             $214,076                 $174,992           $1,382,131
 Net realized gain (loss) on
  security transactions            (1,278,887)         (15,461,273)              (5,071,992)         (18,851,070)
 Net realized gain on
  distributions                        93,117                   --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      42,889,205           37,369,848               16,337,050           90,477,639
                               --------------       --------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       43,001,996           22,122,651               11,440,050           73,008,700
                               --------------       --------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                            924,988              611,789                  272,077            1,223,877
 Net transfers                     (5,832,234)          (2,858,623)               4,181,275           (9,943,140)
 Surrenders for benefit
  payments and fees               (21,927,736)         (10,011,873)              (3,839,760)         (29,272,840)
 Net annuity transactions            (251,659)             (12,125)                  (3,677)              42,546
                               --------------       --------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (27,086,641)         (12,270,832)                 609,915          (37,949,557)
                               --------------       --------------            -------------       --------------
 Net increase (decrease) in
  net assets                       15,915,355            9,851,819               12,049,965           35,059,143
NET ASSETS:
 Beginning of year                199,746,048           94,790,191               38,516,068          266,536,076
                               --------------       --------------            -------------       --------------
 End of year                     $215,661,403         $104,642,010              $50,566,033         $301,595,219
                               ==============       ==============            =============       ==============

                                 HARTFORD
                                  MIDCAP              HARTFORD             HARTFORD
                                  GROWTH               MIDCAP            MIDCAP VALUE
                                 HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(153,497)         $(1,372,608)         $(1,016,487)
 Net realized gain (loss) on
  security transactions               43,862           (5,380,748)         (17,304,758)
 Net realized gain on
  distributions                           --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      5,430,671           53,668,145           64,503,003
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       5,321,036           46,914,789           46,181,758
                               -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                           162,662              250,143               67,500
 Net transfers                    21,857,556          (13,874,928)         (12,442,850)
 Surrenders for benefit
  payments and fees               (1,216,322)         (22,442,173)         (15,198,543)
 Net annuity transactions                507               11,472               28,808
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               20,804,403          (36,055,486)         (27,545,085)
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets                      26,125,439           10,859,303           18,636,673
NET ASSETS:
 Beginning of year                 3,982,599          189,650,847          130,234,571
                               -------------       --------------       --------------
 End of year                     $30,108,038         $200,510,150         $148,871,244
                               =============       ==============       ==============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                   HARTFORD                  HARTFORD
                                 MONEY MARKET             SMALLCAP VALUE
                                   HLS FUND                  HLS FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(6,629,150)               $(16,854)
 Net realized gain (loss) on
  security transactions                      --                  29,396
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                --               1,483,152
                                ---------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (6,629,150)              1,495,694
                                ---------------            ------------
UNIT TRANSACTIONS:
 Purchases                            3,034,103                  20,888
 Net transfers                      (25,438,400)              3,847,475
 Surrenders for benefit
  payments and fees                (234,518,015)               (543,533)
 Net annuity transactions              (233,963)                     --
                                ---------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (257,156,275)              3,324,830
                                ---------------            ------------
 Net increase (decrease) in
  net assets                       (263,785,425)              4,820,524
NET ASSETS:
 Beginning of year                  619,019,416               2,645,393
                                ---------------            ------------
 End of year                       $355,233,991              $7,465,917
                                ===============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                                 HARTFORD
                                       HARTFORD                  HARTFORD             HARTFORD               U.S. GOVERNMENT
                                    SMALL COMPANY            SMALLCAP GROWTH            STOCK                   SECURITIES
                                       HLS FUND                  HLS FUND             HLS FUND                   HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,639,124)              $(1,265,821)           $1,232,034               $(4,786,874)
 Net realized gain (loss) on
  security transactions                 (4,954,156)               (5,257,123)          (24,916,887)               (2,216,063)
 Net realized gain on
  distributions                                 --                        --                    --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           35,532,620                31,253,428           251,518,127                12,675,447
                                    --------------            --------------       ---------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            28,939,340                24,730,484           227,833,274                 5,672,510
                                    --------------            --------------       ---------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 377,303                   407,499             3,000,372                 1,287,452
 Net transfers                          (5,570,967)                2,822,293           (39,805,986)               (8,607,367)
 Surrenders for benefit
  payments and fees                    (16,144,367)               (7,932,411)          (78,880,886)              (54,144,833)
 Net annuity transactions                  (12,482)                    1,361              (750,537)                 (117,444)
                                    --------------            --------------       ---------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (21,350,513)               (4,701,258)         (116,437,037)              (61,582,192)
                                    --------------            --------------       ---------------            --------------
 Net increase (decrease) in
  net assets                             7,588,827                20,029,226           111,396,237               (55,909,682)
NET ASSETS:
 Beginning of year                     124,369,787                80,822,195           656,467,428               359,373,217
                                    --------------            --------------       ---------------            --------------
 End of year                          $131,958,614              $100,851,421          $767,863,665              $303,463,535
                                    ==============            ==============       ===============            ==============

                                                      HARTFORD            HARTFORD
                                  HARTFORD              VALUE              EQUITY
                                   VALUE            OPPORTUNITIES          INCOME
                                  HLS FUND            HLS FUND            HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $143,965           $(222,433)           $694,159
 Net realized gain (loss) on
  security transactions            (1,116,836)         (7,133,103)         (1,894,410)
 Net realized gain on
  distributions                            --                  --             289,557
 Net unrealized appreciation
  (depreciation) of
  investments during the year      12,279,509          26,027,094           8,113,914
                               --------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       11,306,638          18,671,558           7,203,220
                               --------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                            181,305             406,468             190,807
 Net transfers                     (3,688,651)         (2,096,437)          1,040,500
 Surrenders for benefit
  payments and fees                (6,694,748)         (5,805,879)         (5,053,264)
 Net annuity transactions             (17,961)             52,914             (13,315)
                               --------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (10,220,055)         (7,442,934)         (3,835,272)
                               --------------       -------------       -------------
 Net increase (decrease) in
  net assets                        1,086,583          11,228,624           3,367,948
NET ASSETS:
 Beginning of year                 59,678,668          48,805,527          51,565,891
                               --------------       -------------       -------------
 End of year                      $60,765,251         $60,034,151         $54,933,839
                               ==============       =============       =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     HUNTINGTON VA            HUNTINGTON VA
                                        INCOME                  DIVIDEND
                                      EQUITY FUND             CAPTURE FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(160,968)               $(213,148)
 Net realized gain (loss) on
  security transactions                   (924,417)              (1,056,983)
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,983,860                4,052,479
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,898,475                2,782,348
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  28,936                   30,085
 Net transfers                            (653,467)              (1,086,890)
 Surrenders for benefit
  payments and fees                     (1,512,583)              (1,928,166)
 Net annuity transactions                    1,429                       --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,135,685)              (2,984,971)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                              (237,210)                (202,623)
NET ASSETS:
 Beginning of year                      11,511,550               14,571,171
                                     -------------            -------------
 End of year                           $11,274,340              $14,368,548
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            HUNTINGTON VA           HUNTINGTON VA           HUNTINGTON VA
                                   HUNTINGTON VA              MID CORP                   NEW                   ROTATING
                                    GROWTH FUND             AMERICA FUND             ECONOMY FUND            MARKETS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(105,304)               $(122,302)               $(42,848)               $(41,991)
 Net realized gain (loss) on
  security transactions                 (313,442)                 (37,161)               (106,784)               (130,695)
 Net realized gain on
  distributions                               --                       --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,319,310                2,335,678                 927,118                 877,497
                                    ------------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             900,564                2,176,215                 777,486                 704,811
                                    ------------            -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                24,248                   38,345                  10,239                   3,509
 Net transfers                            41,460                 (748,521)                (25,221)                (74,841)
 Surrenders for benefit
  payments and fees                     (948,858)              (1,235,159)               (264,447)               (388,672)
 Net annuity transactions                     --                       --                      --                      --
                                    ------------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (883,150)              (1,945,335)               (279,429)               (460,004)
                                    ------------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets                              17,414                  230,880                 498,057                 244,807
NET ASSETS:
 Beginning of year                     7,141,932                7,908,437               2,537,293               2,543,254
                                    ------------            -------------            ------------            ------------
 End of year                          $7,159,346               $8,139,317              $3,035,350              $2,788,061
                                    ============            =============            ============            ============

                                   HUNTINGTON VA                                   HUNTINGTON VA
                                   INTERNATIONAL           HUNTINGTON VA              MORTGAGE
                                    EQUITY FUND            MACRO 100 FUND         SECURITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(25,894)               $(18,692)               $(16,630)
 Net realized gain (loss) on
  security transactions                 (140,640)               (102,097)                (11,538)
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            653,382                 331,785                  62,310
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             486,848                 210,996                  34,142
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                29,425                   7,831                  14,921
 Net transfers                           126,868                 (53,986)                 78,057
 Surrenders for benefit
  payments and fees                     (192,433)               (113,246)               (307,033)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (36,140)               (159,401)               (214,055)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             450,708                  51,595                (179,913)
NET ASSETS:
 Beginning of year                     1,756,273               1,232,017               1,197,710
                                    ------------            ------------            ------------
 End of year                          $2,206,981              $1,283,612              $1,017,797
                                    ============            ============            ============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             BLACKROCK
                                    HUNTINGTON VA              GLOBAL
                                      SITUS FUND          GROWTH V.I. FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(33,353)               $1,406
 Net realized gain (loss) on
  security transactions                   (49,041)                4,719
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             646,736                14,102
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              564,342                20,227
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                 14,767                    --
 Net transfers                             56,708                40,643
 Surrenders for benefit
  payments and fees                      (138,992)               (1,538)
 Net annuity transactions                      --                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (67,517)               39,105
                                     ------------            ----------
 Net increase (decrease) in
  net assets                              496,825                59,332
NET ASSETS:
 Beginning of year                      1,884,436                53,432
                                     ------------            ----------
 End of year                           $2,381,261              $112,764
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          VAN KAMPEN
                                    BLACKROCK              UIF U.S.
                                    LARGE CAP            REAL ESTATE            EQUITY AND             MID CAP
                                 GROWTH V.I. FUND         PORTFOLIO               INCOME                GROWTH
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,495)               $3,986                $6,906               $(4,440)
 Net realized gain (loss) on
  security transactions                 (1,303)              (10,525)               13,574                 8,167
 Net realized gain on
  distributions                             --                    --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           23,872                79,258                66,696               146,285
                                    ----------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            21,074                72,719                87,176               150,012
                                    ----------            ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                  --                 5,513                16,131                 3,333
 Net transfers                          22,866                42,054                25,554               161,841
 Surrenders for benefit
  payments and fees                     (1,521)              (52,191)              (80,100)              (39,016)
 Net annuity transactions                   --                    --                    --                    --
                                    ----------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     21,345                (4,624)              (38,415)              126,158
                                    ----------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets                            42,419                68,095                48,761               276,170
NET ASSETS:
 Beginning of year                      87,967               274,365               382,243               242,654
                                    ----------            ----------            ----------            ----------
 End of year                          $130,386              $342,460              $431,004              $518,824
                                    ==========            ==========            ==========            ==========

                                                                                  MTB MANAGED
                                                                                   ALLOCATION
                                   MTB LARGE CAP          MTB LARGE CAP         FUND -- MODERATE
                                  GROWTH FUND II          VALUE FUND II            GROWTH II
                                  SUB-ACCOUNT (F)        SUB-ACCOUNT (F)          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,133)                 $(589)               $(41,303)
 Net realized gain (loss) on
  security transactions                (237,008)              (325,931)                (90,030)
 Net realized gain on
  distributions                              --                     --                  15,825
 Net unrealized appreciation
  (depreciation) of
  investments during the year           227,276                280,290                 720,791
                                    -----------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (11,865)               (46,230)                605,283
                                    -----------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                  620                    565                   6,600
 Net transfers                         (471,366)              (460,725)               (332,687)
 Surrenders for benefit
  payments and fees                      (3,441)               (15,707)               (247,223)
 Net annuity transactions                    --                     --                      --
                                    -----------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (474,187)              (475,867)               (573,310)
                                    -----------            -----------            ------------
 Net increase (decrease) in
  net assets                           (486,052)              (522,097)                 31,973
NET ASSETS:
 Beginning of year                      486,052                522,097               2,912,992
                                    -----------            -----------            ------------
 End of year                               $ --                   $ --              $2,944,965
                                    ===========            ===========            ============

(f)  This fund liquidated April 24, 2009.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     MTB MANAGED              MTB MANAGED
                                      ALLOCATION               ALLOCATION
                                  FUND -- AGGRESSIVE      FUND -- CONSERVATIVE
                                      GROWTH II                GROWTH II
                                   SUB-ACCOUNT (F)          SUB-ACCOUNT (F)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(20)                     $(4)
 Net realized gain (loss) on
  security transactions                  (5,232)                    (357)
 Net realized gain on
  distributions                              --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             4,228                      414
                                       --------                 --------
 Net increase (decrease) in
  net assets resulting from
  operations                             (1,024)                      53
                                       --------                 --------
UNIT TRANSACTIONS:
 Purchases                                   --                       --
 Net transfers                           (5,278)                  (1,943)
 Surrenders for benefit
  payments and fees                          (6)                      (6)
 Net annuity transactions                    --                       --
                                       --------                 --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (5,284)                  (1,949)
                                       --------                 --------
 Net increase (decrease) in
  net assets                             (6,308)                  (1,896)
NET ASSETS:
 Beginning of year                        6,308                    1,896
                                       --------                 --------
 End of year                               $ --                     $ --
                                       ========                 ========

(f)  This fund liquidated April 24, 2009.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  COLUMBIA MARSICO
                                    INTERNATIONAL         COLUMBIA             COLUMBIA MARSICO             COLUMBIA
                                    OPPORTUNITIES        HIGH YIELD            FOCUSED EQUITIES         ASSET ALLOCATION
                                       FUND VS             FUND VS                  FUND VS                 FUND VS
                                     SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $56,019          $1,112,507                $(229,019)               $108,666
 Net realized gain (loss) on
  security transactions                (1,478,286)           (134,736)              (1,642,992)               (615,026)
 Net realized gain on
  distributions                                --                  --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           6,684,307           3,520,325                8,812,041               1,295,052
                                    -------------       -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            5,262,040           4,498,096                6,940,030                 788,692
                                    -------------       -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 37,618              20,242                  107,141                   8,042
 Net transfers                           (628,382)           (683,197)              (1,296,819)                (79,097)
 Surrenders for benefit
  payments and fees                    (3,652,977)         (2,039,395)              (6,677,216)               (889,904)
 Net annuity transactions                    (428)               (440)                 (16,931)                  7,044
                                    -------------       -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (4,244,169)         (2,702,790)              (7,883,825)               (953,915)
                                    -------------       -------------            -------------            ------------
 Net increase (decrease) in
  net assets                            1,017,871           1,795,306                 (943,795)               (165,223)
NET ASSETS:
 Beginning of year                     18,584,408          11,926,923               33,163,272               4,427,951
                                    -------------       -------------            -------------            ------------
 End of year                          $19,602,279         $13,722,229              $32,219,477              $4,262,728
                                    =============       =============            =============            ============


                                  COLUMBIA MARSICO         COLUMBIA MARSICO         COLUMBIA MARSICO
                                       GROWTH                21ST CENTURY             MIDCAP GROWTH
                                       FUND VS                  FUND VS                  FUND VS
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(150,806)                $(73,921)               $(195,364)
 Net realized gain (loss) on
  security transactions                   502,259                 (450,670)                (605,496)
 Net realized gain on
  distributions                                --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           4,509,486                1,758,975                4,966,778
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            4,860,939                1,234,384                4,165,918
                                    -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 33,385                   14,820                   95,349
 Net transfers                           (724,068)                (299,863)                (166,072)
 Surrenders for benefit
  payments and fees                    (4,299,871)              (1,079,449)              (1,510,550)
 Net annuity transactions                 (36,011)                      --                       --
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (5,026,565)              (1,364,492)              (1,581,273)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets                             (165,626)                (130,108)               2,584,645
NET ASSETS:
 Beginning of year                     23,839,392                6,178,184               11,030,169
                                    -------------            -------------            -------------
 End of year                          $23,673,766               $6,048,076              $13,614,814
                                    =============            =============            =============

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    OPPENHEIMER            PUTNAM VT
                                       GLOBAL              SMALL CAP
                                  SECURITIES FUND            VALUE
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $3,027                  $111
 Net realized gain (loss) on
  security transactions                  (1,486)              (44,853)
 Net realized gain on
  distributions                          10,905                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           161,638                75,383
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            174,084                30,641
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               18,839                 7,398
 Net transfers                           70,352                41,251
 Surrenders for benefit
  payments and fees                     (65,238)              (25,925)
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      23,953                22,724
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            198,037                53,365
NET ASSETS:
 Beginning of year                      487,248               153,846
                                     ----------            ----------
 End of year                           $685,285              $207,211
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                               PIONEER VCT OAK            PIONEER
                                                          PIONEER              RIDGE LARGE CAP            MID CAP
                                     PIMCO VIT           FUND VCT                  GROWTH                VALUE VCT
                                    REAL RETURN          PORTFOLIO                PORTFOLIO              PORTFOLIO
                                    SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT (F)          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $23,428              $3,086                   $6,626                  $308
 Net realized gain (loss) on
  security transactions                   (2,584)         (4,140,652)              (2,905,365)                7,818
 Net realized gain on
  distributions                           60,035                  --                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            105,988           9,415,067                2,932,686                54,549
                                    ------------       -------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             186,867           5,277,501                   33,947                62,675
                                    ------------       -------------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                                42,617              96,125                    5,888                 7,968
 Net transfers                           628,202          (3,184,225)              (5,164,342)              119,567
 Surrenders for benefit
  payments and fees                     (182,281)         (5,015,495)                (397,742)              (34,107)
 Net annuity transactions                     --                (457)                      (6)                   --
                                    ------------       -------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      488,538          (8,104,052)              (5,556,202)               93,428
                                    ------------       -------------            -------------            ----------
 Net increase (decrease) in
  net assets                             675,405          (2,826,551)              (5,522,255)              156,103
NET ASSETS:
 Beginning of year                       994,980          31,405,417                5,522,255               149,037
                                    ------------       -------------            -------------            ----------
 End of year                          $1,670,385         $28,578,866                     $ --              $305,140
                                    ============       =============            =============            ==========


                                  JENNISON 20/20                                   PRUDENTIAL
                                       FOCUS                 JENNISON                VALUE
                                     PORTFOLIO              PORTFOLIO              PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(6,205)               $(10,412)                 $933
 Net realized gain (loss) on
  security transactions                 (49,481)                  9,180               (50,336)
 Net realized gain on
  distributions                              --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           247,181                 353,256               225,665
                                    -----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            191,495                 352,024               176,262
                                    -----------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                   --                      --                    --
 Net transfers                           35,559                 189,020                  (577)
 Surrenders for benefit
  payments and fees                    (147,612)               (137,830)              (78,215)
 Net annuity transactions                    --                    (790)                   --
                                    -----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (112,053)                 50,400               (78,792)
                                    -----------            ------------            ----------
 Net increase (decrease) in
  net assets                             79,442                 402,424                97,470
NET ASSETS:
 Beginning of year                      393,329                 708,338               507,821
                                    -----------            ------------            ----------
 End of year                           $472,771              $1,110,762              $605,291
                                    ===========            ============            ==========

(f)  This fund liquidated April 24, 2009.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     PRUDENTIAL
                                       SERIES                 ROYCE
                                   INTERNATIONAL            SMALL-CAP
                                       GROWTH               PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(441)               $(10,648)
 Net realized gain (loss) on
  security transactions                 (82,634)                 (6,266)
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           126,344                 260,062
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             43,269                 243,148
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                  600                  21,072
 Net transfers                          (72,354)                105,948
 Surrenders for benefit
  payments and fees                     (20,402)                (62,879)
 Net annuity transactions                    --                      --
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (92,156)                 64,141
                                     ----------            ------------
 Net increase (decrease) in
  net assets                            (48,887)                307,289
NET ASSETS:
 Beginning of year                      180,023                 788,886
                                     ----------            ------------
 End of year                           $131,136              $1,096,175
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  WESTERN ASSET                                                         UBS SERIES
                                   GOVERNMENT             LEGG MASON           WESTERN ASSET           TRUST -- U.S.
                                      MONEY              CLEARBRIDGE               MONEY                ALLOCATION
                                   MARKET FUND        APPRECIATION FUND         MARKET FUND              PORTFOLIO
                                 SUB-ACCOUNT (G)       SUB-ACCOUNT (H)          SUB-ACCOUNT           SUB-ACCOUNT (F)
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(44)                  $866                $(1,347)                $177,875
 Net realized gain (loss) on
  security transactions                    --                     52                     --               (4,485,032)
 Net realized gain on
  distributions                            --                     --                     --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              --                 21,551                     --                3,996,193
                                    ---------             ----------             ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (44)                22,469                 (1,347)                (310,964)
                                    ---------             ----------             ----------            -------------
UNIT TRANSACTIONS:
 Purchases                                 --                     --                     --                   23,337
 Net transfers                             --                     --                     --               (5,470,225)
 Surrenders for benefit
  payments and fees                   (16,655)                   (27)               (32,594)                (447,791)
 Net annuity transactions                  --                     --                     --                  (36,735)
                                    ---------             ----------             ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (16,655)                   (27)               (32,594)              (5,931,414)
                                    ---------             ----------             ----------            -------------
 Net increase (decrease) in
  net assets                          (16,699)                22,442                (33,941)              (6,242,378)
NET ASSETS:
 Beginning of year                     16,699                111,140                226,638                6,242,378
                                    ---------             ----------             ----------            -------------
 End of year                             $ --               $133,582               $192,697                     $ --
                                    =========             ==========             ==========            =============

                                      VICTORY
                                      VARIABLE                                   WELLS FARGO
                                     INSURANCE                                   ADVANTAGE VT
                                    DIVERSIFIED                                     ASSET
                                     STOCK FUND              COMSTOCK          ALLOCATION FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(6,369)               $3,853                  $923
 Net realized gain (loss) on
  security transactions                  (56,008)                3,165                (1,850)
 Net realized gain on
  distributions                               --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            274,989                28,406                34,168
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             212,612                35,424                33,241
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                 4,197                 2,145                    --
 Net transfers                           (70,385)               47,792                 1,044
 Surrenders for benefit
  payments and fees                     (145,725)              (16,266)               (3,467)
 Net annuity transactions                  2,105                    --                    --
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (209,808)               33,671                (2,423)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                               2,804                69,095                30,818
NET ASSETS:
 Beginning of year                     1,014,125                95,213               256,157
                                    ------------            ----------            ----------
 End of year                          $1,016,929              $164,308              $286,975
                                    ============            ==========            ==========

(f)  This fund liquidated April 24, 2009.

(g)  Sub-Account not funded at December 31, 2009.

(h) Formerly Legg Mason Partners Appreciation Fund. Change effective October 5, 2009.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    WELLS FARGO          WELLS FARGO
                                   ADVANTAGE VT         ADVANTAGE VT
                                   TOTAL RETURN            EQUITY
                                     BOND FUND           INCOME FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $2,272                 $384
 Net realized gain (loss) on
  security transactions                   (655)             (32,167)
 Net realized gain on
  distributions                            357                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            5,763               46,009
                                     ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             7,737               14,226
                                     ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                  --                   --
 Net transfers                           2,130                5,650
 Surrenders for benefit
  payments and fees                     (5,391)             (10,988)
 Net annuity transactions                   --                   --
                                     ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (3,261)              (5,338)
                                     ---------            ---------
 Net increase (decrease) in
  net assets                             4,476                8,888
NET ASSETS:
 Beginning of year                      83,902               81,802
                                     ---------            ---------
 End of year                           $88,378              $90,690
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                      RIDGEWORTH
                                   WELLS FARGO           WELLS FARGO           WELLS FARGO          VARIABLE TRUST
                                   ADVANTAGE VT          ADVANTAGE VT         ADVANTAGE VT             LARGE CAP
                                  INTERNATIONAL         LARGE COMPANY           SMALL CAP               GROWTH
                                    CORE FUND            GROWTH FUND           GROWTH FUND            STOCK FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT (F)
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,914               $(1,507)               $(546)                  $5,115
 Net realized gain (loss) on
  security transactions                    530                (6,938)                (578)              (1,080,820)
 Net realized gain on
  distributions                             --                    --                   --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           14,053                51,166               14,799                1,046,080
                                    ----------            ----------            ---------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            16,497                42,721               13,675                  (29,625)
                                    ----------            ----------            ---------            -------------
UNIT TRANSACTIONS:
 Purchases                                  --                    --                   --                    2,930
 Net transfers                          10,615               (12,026)              (3,751)              (1,452,887)
 Surrenders for benefit
  payments and fees                     (2,437)              (12,372)                (588)                (122,809)
 Net annuity transactions                   --                    --                   --                       --
                                    ----------            ----------            ---------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      8,178               (24,398)              (4,339)              (1,572,766)
                                    ----------            ----------            ---------            -------------
 Net increase (decrease) in
  net assets                            24,675                18,323                9,336               (1,602,391)
NET ASSETS:
 Beginning of year                     125,352               115,294               28,790                1,602,391
                                    ----------            ----------            ---------            -------------
 End of year                          $150,027              $133,617              $38,126                     $ --
                                    ==========            ==========            =========            =============

                                     RIDGEWORTH                                     RIDGEWORTH
                                   VARIABLE TRUST            RIDGEWORTH           VARIABLE TRUST
                                      LARGE CAP            VARIABLE TRUST            LARGE CAP
                                        CORE                MID-CAP CORE               VALUE
                                     EQUITY FUND             EQUITY FUND            EQUITY FUND
                                   SUB-ACCOUNT (F)         SUB-ACCOUNT (F)        SUB-ACCOUNT (F)
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $2,435                 $2,367                 $4,122
 Net realized gain (loss) on
  security transactions                  (545,573)              (449,314)              (154,984)
 Net realized gain on
  distributions                                --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             486,772                418,231                 92,499
                                    -------------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              (56,366)               (28,716)               (58,363)
                                    -------------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                    888                  1,013                    750
 Net transfers                           (764,839)              (566,423)              (552,505)
 Surrenders for benefit
  payments and fees                      (187,070)               (36,130)               (64,606)
 Net annuity transactions                      --                     --                     --
                                    -------------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (951,021)              (601,540)              (616,361)
                                    -------------            -----------            -----------
 Net increase (decrease) in
  net assets                           (1,007,387)              (630,256)              (674,724)
NET ASSETS:
 Beginning of year                      1,007,387                630,256                674,724
                                    -------------            -----------            -----------
 End of year                                 $ --                   $ --                   $ --
                                    =============            ===========            ===========

(f)  This fund liquidated April 24, 2009.

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Two (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The variable annuity contract owners of the Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of following Sub-Accounts: American Century(R) VP Capital Appreciation Fund, AllianceBernstein International Value Fund, Invesco V.I. Capital Appreciation Fund (formerly AIM V.I. Capital Appreciation Fund), Invesco V.I. Core Equity Fund (formerly AIM V.I. Core Equity Fund), Invesco V.I. High Yield Fund (formerly AIM V.I. High Yield
    Fund), AllianceBernstein VPS Growth and Income Portfolio, AllianceBernstein VPS Intermediate Bond Portfolio, American Funds Growth Fund, *BB&T Mid Cap Growth VIF, BB&T Capital Manager Equity VIF, BB&T Select Equity VIF (formerly BB&T Large Cap VIF), BB&T Special Opportunities Equity VIF, BB&T Total Return Bond VIF, Calvert VP SRI Balanced Portfolio (formerly Calvert Social Balanced Portfolio), Columbia Small Company Growth Fund VS, Columbia Large Cap Value Fund VS, *Evergreen VA Diversified Capital Builder Fund, Wells Fargo Advantage VT Omega Growth Fund (formerly Evergreen VA Omega
    Fund) (merged with Wells Fargo Advantage VT Large Company Growth Fund), *Evergreen VA High Income Fund, Wells Fargo Advantage VT Core Equity Fund (formerly Evergreen VA Fundamental Large Cap Fund), Fidelity(R) VIP Asset Manager(TM), Fidelity(R) VIP Growth, Fidelity(R) VIP Contrafund(R), Fidelity(R) VIP Overseas, Fidelity(R) VIP Freedom 2020 Portfolio, Fidelity(R) VIP Freedom 2030 Portfolio, Fidelity(R) VIP Freedom 2015, Fidelity(R) VIP Freedom 2025, Fidelity(R) VIP Freedom Income, Fidelity(R) VIP FundsManager 20%, Fidelity(R) VIP FundsManager 50%, Fidelity(R) VIP FundsManager 60%, Fidelity(R) VIP FundsManager 85%, Franklin Income Securities Fund, Hartford Advisers HLS Fund (merged with Hartford Global Advisers HLS), Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund), Hartford Global Health HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund (merged with Hartford Fundamental Growth HLS), Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund (merged with Hartford International Growth HLS) (merged with Hartford International Small Company HLS), Hartford Small/Mid Cap Equity HLS Fund (formerly Hartford MidCap Growth HLS Fund), Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund (merged with Hartford SmallCap Value HLS), Hartford Money Market HLS Fund , Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund (merged with Hartford Equity Income HLS) (merged with Hartford Value Opportunities HLS), Huntington VA Income Equity Fund, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Mid Corp America Fund, Huntington VA New Economy Fund, Huntington VA Rotating Markets Fund, Huntington VA International Equity Fund, Huntington VA Macro 100 Fund, Huntington VA Mortgage Securities Fund, Huntington VA Situs Fund, BlackRock Global Opportunities VI Fund (formerly BlackRock Global Growth V.I. Fund), BlackRock Large Cap Growth V.I. Fund, UIF U.S. Real Estate Portfolio (formerly Van Kampen UIF U.S. Real Estate Portfolio), Invesco Van Kampen V.I. Equity and Income Fund (formerly Equity and Income), UIF Mid Cap Growth Portfolio (formerly Mid Cap Growth), MTB Managed Allocation Fund -- Moderate Growth II, Columbia Marsico International Opportunities Fund VS, Columbia High Yield Fund VS, Columbia Marsico Focused Equities Fund VS, Columbia Asset Allocation Fund VS, Columbia Marsico Growth Fund VS, Columbia Marsico 21st Century Fund VS, Columbia Marsico Midcap Growth Fund VS, Oppenheimer Global Securities Fund, Putnam VT Small Cap Value, PIMCO VIT Real Return, Pioneer Fund VCT Portfolio, Pioneer Mid Cap Value VCT Portfolio, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential Series International Growth, Royce Small-Cap Portfolio, Legg Mason ClearBridge Appreciation Fund, Western Asset Money Market Fund, Victory Variable Insurance Diversified Stock Fund, Invesco Van Kampen V. I. Comstock Fund (formerly Comstock), Wells Fargo Advantage VT Index Asset Allocation Fund (formerly Wells Fargo Advantage VT Asset Allocation Fund), Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Intrinsic Value Fund (formerly Wells Fargo Advantage VT Equity Income Fund), Wells Fargo Advantage VT International Equity Fund (formerly Wells Fargo Advantage VT International Core Fund) (merged with Evergreen VA International Equity Fund), Wells Fargo Advantage VT Small Cap Growth Fund (merged with Evergreen VA Growth Fund), and Wells Fargo Advantage VT Small Cap Value Fund (formerly

-------------------------------------------------------------------------------

    Evergreen VA Special Values Fund). The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

* These funds were liquidated during 2010, and as a result, are not presented in the statements of assets and liabilities.

    During 2009 the following Sub-Accounts were liquidated: the MTB Large Cap Growth Fund II, MTB Large Cap Value Fund II, MTB Managed Allocation Fund -- Aggressive Growth II, MTB Managed Allocation Fund -- Conservative Growth II, Pioneer VCT Oak Ridge Large Cap Growth Portfolio, Western Asset Government Money Market Fund, UBS Series Trust -- U.S. Allocation Portfolio, RidgeWorth Variable Trust Large Cap Growth Stock Fund, RidgeWorth Variable Trust Large Cap Core Equity Fund, RidgeWorth Variable Trust Mid-Cap Core Equity Fund, and RidgeWorth Variable Trust Large Cap Value Equity Fund.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in first out method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements. Actual results could vary from the amounts derived from management's estimates.

       e) SUBSEQUENT EVENTS -- Management has evaluated events subsequent to December 31, 2010 through the issuance date of the Account's financial statements, noting there are no subsequent events requiring accounting or disclosure.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according certain mortality tables. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

       g) FAIR VALUE MEASUREMENTS -- The Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2010.

       For financial instruments that are carried at fair value a hierarchy is used to place the instruments into three broad levels (Level 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       LEVEL 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments includes those that are model priced by vendors using observable inputs.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2010, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAIN TAX POSITIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2010. The 2007 through 2010 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company, as issuer of variable annuity contracts provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.50% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations.

       a) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum annual rate of 3.5% of the Sub-Account's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed on partial withdrawals or surrenders. These charges are a redemption of units and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       b) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be deducted from the Sub-Account's average daily net assets value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These charges are deducted through a surrender of units and are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGE -- The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.15% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations.

       e) RIDER CHARGES -- The Company will charge an expense for various Rider charges, which are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

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4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
American Century(R) VP Capital Appreciation Fund        $422,794        $628,381
AllianceBernstein International Value Fund                60,535         241,176
Invesco V.I. Capital Appreciation Fund*                  308,769         476,475
Invesco V.I. Core Equity Fund*                           113,635       1,128,594
Invesco V.I. High Yield Fund*                          2,275,707       3,232,115
AllianceBernstein VPS Growth and Income
 Portfolio                                                93,433         343,878
AllianceBernstein VPS Intermediate Bond
 Portfolio                                             1,006,987         553,551
American Funds Growth Fund                                71,496          43,687
BB&T Mid Cap Growth VIF*                                  82,735       5,315,848
BB&T Capital Manager Equity VIF                          272,818         791,314
BB&T Select Equity VIF*                                  742,134       6,154,273
BB&T Special Opportunities Equity VIF                  2,162,136       2,189,064
BB&T Total Return Bond VIF                             1,243,544       1,479,236
Calvert VP SRI Balanced Portfolio*                        55,952         310,930
Columbia Small Company Growth Fund VS                  1,650,453       3,187,520
Columbia Large Cap Value Fund VS                       1,443,129       4,180,759
Evergreen VA Diversified Capital Builder Fund*           148,466       3,631,006
Wells Fargo Advantage VT Omega Growth Fund*              694,138       1,321,437
Evergreen VA High Income Fund*                             6,014         101,130
Wells Fargo Advantage VT Core Equity Fund*               761,724       1,900,628
Fidelity(R) VIP Asset Manager(TM)                        176,158         468,326
Fidelity(R) VIP Growth                                   306,167       1,132,516
Fidelity(R) VIP Contrafund(R)                            509,728       2,506,993
Fidelity(R) VIP Overseas                                 171,342         679,354
Fidelity(R) VIP Freedom 2020 Portfolio                    54,828           1,613
Fidelity(R) VIP Freedom 2030 Portfolio                    51,915          17,772
Fidelity(R) VIP Freedom 2015                             295,248          12,714
Fidelity(R) VIP Freedom 2025                                 157              79
Fidelity(R) VIP Freedom Income                             3,220               2
Fidelity(R) VIP FundsManager 20%                           8,331              54
Fidelity(R) VIP FundsManager 50%                           1,066             802
Fidelity(R) VIP FundsManager 60%                          13,844              29
Fidelity(R) VIP FundsManager 85%                               7               8
Franklin Income Securities Fund                          774,019         271,486
Hartford Advisers HLS Fund*                           96,299,676     360,327,180
Hartford Total Return Bond HLS Fund                  112,194,228     194,124,547
Hartford Capital Appreciation HLS Fund                80,382,228     457,092,799
Hartford Dividend and Growth HLS Fund                 56,268,992     204,972,128
Hartford Global Research HLS Fund*                     4,909,117       8,707,332
Hartford Global Health HLS Fund                        1,348,950      12,619,167
Hartford Global Growth HLS Fund                        8,008,951      27,500,278
Hartford Disciplined Equity HLS Fund                  10,001,252      31,739,313
Hartford Growth HLS Fund*                             27,836,013      43,144,118
Hartford Growth Opportunities HLS Fund                 8,625,625      31,405,498
Hartford High Yield HLS Fund                          34,346,351      50,817,743
Hartford Index HLS Fund                                8,133,303      42,900,890

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund*      $180,455,224    $258,945,688
Hartford Small/Mid Cap Equity HLS Fund*               20,503,890      22,531,828
Hartford MidCap HLS Fund                                 760,789      36,010,881
Hartford MidCap Value HLS Fund*                       31,354,598      55,636,405
Hartford Money Market HLS Fund                       138,921,426     239,945,527
Hartford Small Company HLS Fund                        8,102,291      32,136,847
Hartford SmallCap Growth HLS Fund                     15,663,773      35,318,552
Hartford Stock HLS Fund                               21,025,274     147,676,878
Hartford U.S. Government Securities HLS Fund          56,142,370      91,620,862
Hartford Value HLS Fund*                             131,111,966     166,374,037
Huntington VA Income Equity Fund                         701,667       3,337,567
Huntington VA Dividend Capture Fund                    1,331,664       4,948,357
Huntington VA Growth Fund                                558,391       2,365,005
Huntington VA Mid Corp America Fund                      523,118       2,782,634
Huntington VA New Economy Fund                           270,210       1,006,498
Huntington VA Rotating Markets Fund                      244,003       1,109,385
Huntington VA International Equity Fund                  443,821         681,394
Huntington VA Macro 100 Fund                              81,014         562,927
Huntington VA Mortgage Securities Fund                   422,710         481,532
Huntington VA Situs Fund                                 311,715         787,588
BlackRock Global Opportunities VI Fund*                      935          12,237
BlackRock Large Cap Growth V.I. Fund                       1,404          23,614
UIF U.S. Real Estate Portfolio*                          239,770          93,087
Invesco Van Kampen V.I. Equity and Income Fund*           73,853         136,130
UIF Mid Cap Growth Portfolio*                            345,443         165,340
MTB Managed Allocation Fund -- Moderate Growth
 II                                                       45,339         509,943
Columbia Marsico International Opportunities
 Fund VS                                               1,661,363       6,180,374
Columbia High Yield Fund VS                            2,074,950       4,707,758
Columbia Marsico Focused Equities Fund VS                987,161       7,580,594
Columbia Asset Allocation Fund VS                        784,382       1,432,887
Columbia Marsico Growth Fund VS                        1,045,863       6,042,670
Columbia Marsico 21st Century Fund VS                    568,878       1,935,345
Columbia Marsico Midcap Growth Fund VS                 2,175,289       5,517,804
Oppenheimer Global Securities Fund                       270,107         221,970
Putnam VT Small Cap Value                                158,059          62,343
PIMCO VIT Real Return                                    876,532         780,681
Pioneer Fund VCT Portfolio                               682,670       8,879,555
Pioneer Mid Cap Value VCT Portfolio                       49,012         107,030
Jennison 20/20 Focus Portfolio                                --          74,726
Jennison Portfolio                                        27,113          92,591
Prudential Value Portfolio                               139,733         109,252
Prudential Series International Growth                    48,253          52,357
Royce Small-Cap Portfolio                                325,124         198,177
Legg Mason ClearBridge Appreciation Fund                   2,062           1,388
Western Asset Money Market Fund                              308           2,044
Victory Variable Insurance Diversified Stock
 Fund                                                     49,253         291,474
Invesco Van Kampen V. I. Comstock Fund*                   46,285          71,901
Wells Fargo Advantage VT Index Asset Allocation
 Fund*                                                     4,682          81,048
Wells Fargo Advantage VT Total Return Bond Fund           12,350          12,722

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                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Wells Fargo Advantage VT Intrinsic Value Fund*            $3,926          $3,462
Wells Fargo Advantage VT International Equity
 Fund*                                                14,107,260      16,095,043
Wells Fargo Advantage VT Small Cap Growth Fund*        5,084,740       6,090,117
Wells Fargo Advantage VT Small Cap Value Fund*        12,040,971      14,954,430

*   See parenthetical for this Sub-Account in Note 1.

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2010 were as follows:

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
American Century(R) VP
 Capital Appreciation Fund           228,195        325,183         (96,988)
AllianceBernstein
 International Value Fund              5,689         32,235         (26,546)
Invesco V.I. Capital
 Appreciation Fund*                  360,377        575,201        (214,824)
Invesco V.I. Core Equity
 Fund*                                77,561      1,129,072      (1,051,511)
Invesco V.I. High Yield Fund*      1,801,593      2,854,420      (1,052,827)
AllianceBernstein VPS Growth
 and Income Portfolio                 99,053        326,124        (227,071)
AllianceBernstein VPS
 Intermediate Bond Portfolio          75,530         44,439          31,091
American Funds Growth Fund             7,764          4,686           3,078
BB&T Capital Manager Equity
 VIF                                 223,510        820,997        (597,487)
BB&T Select Equity VIF*              414,348      4,829,675      (4,415,327)
BB&T Special Opportunities
 Equity VIF                        1,289,808      1,225,816          63,992
BB&T Total Return Bond VIF           885,853      1,160,061        (274,208)
Calvert VP SRI Balanced
 Portfolio*                           13,145        100,745         (87,600)
Columbia Small Company Growth
 Fund VS                           1,500,106      2,809,435      (1,309,329)
Columbia Large Cap Value Fund
 VS                                1,150,503      3,653,075      (2,502,572)
Wells Fargo Advantage VT
 Omega Growth Fund*                  717,484      1,534,760        (817,276)
Wells Fargo Advantage VT Core
 Equity Fund*                        625,033      1,468,427        (843,394)
Fidelity(R) VIP Asset
 ManagerTM                            62,676        212,159        (149,483)
Fidelity(R) VIP Growth               150,833        603,304        (452,471)
Fidelity(R) VIP Contrafund(R)        124,633        781,100        (656,467)
Fidelity(R) VIP Overseas              79,431        379,245        (299,814)
Fidelity(R) VIP Freedom 2020
 Portfolio                             3,214              3           3,211
Fidelity(R) VIP Freedom 2030
 Portfolio                             3,139          1,003           2,136
Fidelity(R) VIP Freedom 2015          18,756            617          18,139
Fidelity(R) VIP Freedom 2025              --              1              (1)
Fidelity(R) VIP Freedom
 Income                                  246             --             246
Fidelity(R) VIP FundsManager
 20%                                     709             --             709
Fidelity(R) VIP FundsManager
 50%                                      --              1              (1)
Fidelity(R) VIP FundsManager
 60%                                     919             --             919
Fidelity(R) VIP FundsManager
 85%                                      --             --              --
Franklin Income Securities
 Fund                                 60,232         23,021          37,211
Hartford Advisers HLS Fund*       41,792,224    154,110,993    (112,318,769)
Hartford Total Return Bond
 HLS Fund                         35,193,364     88,100,478     (52,907,114)
Hartford Capital Appreciation
 HLS Fund                         27,599,333    119,599,049     (91,999,716)
Hartford Dividend and Growth
 HLS Fund                         23,764,655     95,049,500     (71,284,845)
Hartford Global Research HLS
 Fund*                               535,421        971,382        (435,961)
Hartford Global Health HLS
 Fund                                591,034      6,032,558      (5,441,524)

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Hartford Global Growth HLS
 Fund                              5,036,874     20,420,203     (15,383,329)
Hartford Disciplined Equity
 HLS Fund                          6,295,703     29,164,779     (22,869,076)
Hartford Growth HLS Fund*         22,998,286     37,058,616     (14,060,330)
Hartford Growth Opportunities
 HLS Fund                          5,020,086     21,263,153     (16,243,067)
Hartford High Yield HLS Fund      18,306,879     29,985,743     (11,678,864)
Hartford Index HLS Fund            3,627,261     18,773,082     (15,145,821)
Hartford International
 Opportunities HLS Fund*         109,378,972    184,528,146     (75,149,174)
Hartford Small/Mid Cap Equity
 HLS Fund*                         2,259,263      2,554,754        (295,491)
Hartford MidCap HLS Fund             204,114      8,991,715      (8,787,601)
Hartford MidCap Value HLS
 Fund*                            15,203,379     26,075,473     (10,872,094)
Hartford Money Market HLS
 Fund                            100,955,046    175,329,164     (74,374,118)
Hartford Small Company HLS
 Fund                              5,476,133     18,666,840     (13,190,707)
Hartford SmallCap Growth HLS
 Fund                             10,622,244     27,814,693     (17,192,449)
Hartford Stock HLS Fund           12,768,922     62,070,001     (49,301,079)
Hartford U.S. Government
 Securities HLS Fund              38,232,033     75,881,404     (37,649,371)
Hartford Value HLS Fund*         106,960,176    129,841,302     (22,881,126)
Huntington VA Income Equity
 Fund                                337,902      2,974,794      (2,636,892)
Huntington VA Dividend
 Capture Fund                        445,706      3,127,862      (2,682,156)
Huntington VA Growth Fund            619,021      2,644,252      (2,025,231)
Huntington VA Mid Corp
 America Fund                        246,418      1,573,242      (1,326,824)
Huntington VA New Economy
 Fund                                 92,782        687,755        (594,973)
Huntington VA Rotating
 Markets Fund                        152,294        711,284        (558,990)
Huntington VA International
 Equity Fund                         314,847        488,824        (173,977)
Huntington VA Macro 100 Fund          84,176        624,061        (539,885)
Huntington VA Mortgage
 Securities Fund                     335,949        394,894         (58,945)
Huntington VA Situs Fund             256,694        623,846        (367,152)
BlackRock Global
 Opportunities VI Fund*                   --          8,428          (8,428)
BlackRock Large Cap Growth
 V.I. Fund                                 1         25,891         (25,890)
UIF U.S. Real Estate
 Portfolio*                           25,841          9,687          16,154
Invesco Van Kampen V.I.
 Equity and Income Fund*               6,504         12,819          (6,315)
UIF Mid Cap Growth Portfolio*         31,528         14,120          17,408
MTB Managed Allocation Fund
 -- Moderate Growth II                13,277        445,752        (432,475)
Columbia Marsico
 International Opportunities
 Fund VS                             929,950      3,541,029      (2,611,079)
Columbia High Yield Fund VS          623,229      2,599,019      (1,975,790)
Columbia Marsico Focused
 Equities Fund VS                    624,263      4,754,259      (4,129,996)
Columbia Asset Allocation
 Fund VS                             614,316      1,244,668        (630,352)
Columbia Marsico Growth Fund
 VS                                  622,644      3,782,430      (3,159,786)
Columbia Marsico 21st Century
 Fund VS                             549,423      1,806,838      (1,257,415)
Columbia Marsico Midcap
 Growth Fund VS                    2,347,298      5,834,359      (3,487,061)
Oppenheimer Global Securities
 Fund                                 27,881         22,716           5,165
Putnam VT Small Cap Value             21,331          8,397          12,934
PIMCO VIT Real Return                 66,101         61,777           4,324
Pioneer Fund VCT Portfolio           467,801      8,767,355      (8,299,554)
Pioneer Mid Cap Value VCT
 Portfolio                             4,935         10,841          (5,906)
Jennison 20/20 Focus
 Portfolio                                --         47,468         (47,468)
Jennison Portfolio                    48,393        119,930         (71,537)
Prudential Value Portfolio           124,080         89,499          34,581
Prudential Series
 International Growth                 54,738         60,944          (6,206)
Royce Small-Cap Portfolio             32,500         18,515          13,985

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Legg Mason ClearBridge
 Appreciation Fund                        --              2              (2)
Western Asset Money Market
 Fund                                     --             34             (34)
Victory Variable Insurance
 Diversified Stock Fund                4,758         28,266         (23,508)
Invesco Van Kampen V. I.
 Comstock Fund*                        5,267          7,962          (2,695)
Wells Fargo Advantage VT
 Index Asset Allocation
 Fund*                                    79         71,232         (71,153)
Wells Fargo Advantage VT
 Total Return Bond Fund                4,832          7,906          (3,074)
Wells Fargo Advantage VT
 Intrinsic Value Fund*                 3,234          1,759           1,475
Wells Fargo Advantage VT
 International Equity Fund*       12,209,272     14,313,890      (2,104,618)
Wells Fargo Advantage VT
 Small Cap Growth Fund*            1,052,874      5,340,407      (4,287,533)
Wells Fargo Advantage VT
 Small Cap Value Fund*             1,753,473      9,090,148      (7,336,675)

*   See parenthetical for this Sub-Account in Note 1.

    The changes in units outstanding for the year ended December 31, 2009 were as follows:

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
American Century(R) VP
 Capital Appreciation Fund           206,030        623,501        (417,471)
AllianceBernstein
 International Value Fund             33,627         43,116          (9,489)
AIM V.I. Capital Appreciation
 Fund                                 64,667      1,369,461      (1,304,794)
AIM V.I. Core Equity Fund             78,407      1,500,533      (1,422,126)
AIM V.I. High Yield Fund           2,290,804      1,771,925         518,879
AllianceBernstein VP Growth
 and Income Portfolio                249,229        730,239        (481,010)
AllianceBernstein VPS
 Intermediate Bond Portfolio          78,841         70,317           8,524
American Funds Growth Fund            19,152         15,535           3,617
BB&T Mid Cap Growth VIF              477,627      3,375,368      (2,897,741)
BB&T Capital Manager Equity
 VIF                                 101,367      1,581,003      (1,479,636)
BB&T Large Cap VIF                   543,310      7,357,261      (6,813,951)
BB&T Special Opportunities
 Equity VIF                        1,811,057      1,406,867         404,190
BB&T Total Return Bond VIF           838,863      1,304,472        (465,609)
Calvert Social Balanced
 Portfolio                            32,287        135,471        (103,184)
Columbia Small Company Growth
 Fund VS                             645,781      1,563,217        (917,436)
Columbia Large Cap Value Fund
 VS                                  903,893      3,257,919      (2,354,026)
Evergreen VA Diversified
 Capital Builder Fund              1,133,671        936,236         197,435
Evergreen VA Growth Fund           1,124,915      1,738,422        (613,507)
Evergreen VA International
 Equity Fund                       1,257,243      3,071,397      (1,814,154)
Evergreen VA Omega Fund            1,579,995      2,176,593        (596,598)
Evergreen VA Special Values
 Fund                              1,176,213      2,096,622        (920,409)
Evergreen VA High Income Fund         12,286         20,989          (8,703)
Evergreen VA Fundamental
 Large Cap Fund                      781,597      1,696,916        (915,319)
Fidelity(R) VIP Asset
 Manager(TM)                         125,628        429,812        (304,184)
Fidelity(R) VIP Growth               170,328      1,053,602        (883,274)
Fidelity(R) VIP Contrafund(R)        228,259      1,226,601        (998,342)
Fidelity(R) VIP Overseas             109,474        606,509        (497,035)
Fidelity(R) VIP Freedom 2020
 Portfolio                             7,616              1           7,615
Fidelity(R) VIP Freedom 2030
 Portfolio                               377             --             377
Fidelity(R) VIP Freedom 2015          16,270             --          16,270
Fidelity(R) VIP Freedom 2025             376             --             376
Fidelity(R) VIP FundsManager
 50%                                   4,708             --           4,708
Fidelity(R) VIP FundsManager
 85%                                      33             --              33

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Franklin Income Securities
 Fund                                 43,631         23,765          19,866
Hartford Advisers HLS Fund        12,729,645    122,904,062    (110,174,417)
Hartford Total Return Bond
 HLS Fund                         47,596,804     76,450,287     (28,853,483)
Hartford Capital Appreciation
 HLS Fund                         35,433,093    109,590,206     (74,157,113)
Hartford Dividend and Growth
 HLS Fund                         22,084,942     98,723,434     (76,638,492)
Hartford Fundamental Growth
 HLS Fund                          5,805,225      6,268,824        (463,599)
Hartford Global Advisers HLS
 Fund                              5,020,563      9,419,618      (4,399,055)
Hartford Global Equity HLS
 Fund                                749,000        733,712          15,288
Hartford Global Health HLS
 Fund                                746,768      6,804,870      (6,058,102)
Hartford Global Growth HLS
 Fund                              6,941,814     23,149,954     (16,208,140)
Hartford Disciplined Equity
 HLS Fund                          6,931,770     28,419,462     (21,487,692)
Hartford Growth HLS Fund           5,767,176     15,115,261      (9,348,085)
Hartford Growth Opportunities
 HLS Fund                         12,349,842     25,759,461     (13,409,619)
Hartford High Yield HLS Fund      23,622,482     23,827,046        (204,564)
Hartford Index HLS Fund            6,200,764     18,405,218     (12,204,454)
Hartford International Growth
 HLS Fund                         10,147,011     24,533,603     (14,386,592)
Hartford International Small
 Company HLS Fund                  6,388,225      7,412,391      (1,024,166)
Hartford International
 Opportunities HLS Fund           18,134,667     47,019,374     (28,884,707)
Hartford MidCap Growth HLS
 Fund                              3,926,699      1,035,152       2,891,547
Hartford MidCap HLS Fund             222,392     12,745,859     (12,523,467)
Hartford MidCap Value HLS
 Fund                              2,939,180     27,699,199     (24,760,019)
Hartford Money Market HLS
 Fund                            104,768,972    267,136,152    (162,367,180)
Hartford SmallCap Value HLS
 Fund                                867,695        442,372         425,323
Hartford Small Company HLS
 Fund                              7,358,962     24,343,872     (16,984,910)
Hartford SmallCap Growth HLS
 Fund                             12,658,278     19,496,261      (6,837,983)
Hartford Stock HLS Fund           13,660,923     67,971,464     (54,310,541)
Hartford U.S. Government
 Securities HLS Fund              39,366,978     93,993,976     (54,626,998)
Hartford Value HLS Fund            4,636,515     15,397,523     (10,761,008)
Hartford Value Opportunities
 HLS Fund                          5,755,326     14,255,963      (8,500,637)
Hartford Equity Income HLS
 Fund                              7,030,493     10,948,875      (3,918,382)
Huntington VA Income Equity
 Fund                                507,183      3,003,510      (2,496,327)
Huntington VA Dividend
 Capture Fund                        440,825      2,954,631      (2,513,806)
Huntington VA Growth Fund            660,760      2,037,486      (1,376,726)
Huntington VA Mid Corp
 America Fund                        237,793      1,662,363      (1,424,570)
Huntington VA New Economy
 Fund                                244,990        510,583        (265,593)
Huntington VA Rotating
 Markets Fund                        183,048        614,520        (431,472)
Huntington VA International
 Equity Fund                         390,297        463,642         (73,345)
Huntington VA Macro 100 Fund          94,412        320,195        (225,783)
Huntington VA Mortgage
 Securities Fund                     188,437        380,407        (191,970)
Huntington VA Situs Fund             312,348        390,109         (77,761)
BlackRock Global Growth V.I.
 Fund                                 41,134         13,541          27,593
BlackRock Large Cap Growth
 V.I. Fund                            32,372         11,354          21,018
Van Kampen UIF U.S. Real
 Estate Portfolio                     14,406         15,118            (712)
Equity and Income                      8,360         11,395          (3,035)
Mid Cap Growth                        38,710         24,289          14,421
MTB Managed Allocation Fund
 -- Moderate Growth II                12,919        651,917        (638,998)
Columbia Marsico
 International Opportunities
 Fund VS                           1,534,731      4,723,045      (3,188,314)
Columbia High Yield Fund VS        1,205,984      3,120,596      (1,914,612)
Columbia Marsico Focused
 Equities Fund VS                    562,512      7,131,759      (6,569,247)

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Columbia Asset Allocation
 Fund VS                             414,042      1,482,043      (1,068,001)
Columbia Marsico Growth Fund
 VS                                  683,069      4,861,705      (4,178,636)
Columbia Marsico 21st Century
 Fund VS                             642,859      2,361,412      (1,718,553)
Columbia Marsico Midcap
 Growth Fund VS                    2,094,110      4,437,962      (2,343,852)
Oppenheimer Global Securities
 Fund                                 26,564         24,965           1,599
Putnam VT Small Cap Value             15,264         14,225           1,039
PIMCO VIT Real Return                 79,146         37,008          42,138
Pioneer Fund VCT Portfolio           654,886     11,166,003     (10,511,117)
Pioneer Mid Cap Value VCT
 Portfolio                            24,855         11,436          13,419
Jennison 20/20 Focus
 Portfolio                            38,815        135,337         (96,522)
Jennison Portfolio                   459,459        275,245         184,214
Prudential Value Portfolio               261         91,250         (90,989)
Prudential Series
 International Growth                 69,519        190,779        (121,260)
Royce Small-Cap Portfolio             33,721         29,262           4,459
Western Asset Government
 Money Market Fund                        --          5,244          (5,244)
Legg Mason ClearBridge
 Appreciation Fund                        --              2              (2)
Western Asset Money Market
 Fund                                     --          8,792          (8,792)
Victory Variable Insurance
 Diversified Stock Fund                8,603         34,288         (25,685)
Comstock                              11,898          6,897           5,001
Wells Fargo Advantage VT
 Asset Allocation Fund                 1,246          4,815          (3,569)
Wells Fargo Advantage VT
 Total Return Bond Fund               33,341         35,254          (1,913)
Wells Fargo Advantage VT
 Equity Income Fund                   81,268         81,227              41
Wells Fargo Advantage VT
 International Core Fund              15,353          3,950          11,403
Wells Fargo Advantage VT
 Large Company Growth Fund            80,551        107,059         (26,508)
Wells Fargo Advantage VT
 Small Cap Growth Fund                 1,320          5,117          (3,797)

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units owned by participants, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each series in each Sub-Account that has issued or outstanding units during the reporting period as of and for the year ended December 31, 2010.

                                                     UNIT           CONTRACT
SUB-ACCOUNT                          UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------
AMERICAN CENTURY(R) VP CAPITAL
 APPRECIATION FUND
 2010  Lowest contract charges           98,492      $2.315253           $228,033
    Highest contract charges          1,902,441       2.160732          4,110,664
    Remaining contract charges          303,310             --            701,316
 2009  Lowest contract charges           94,477       1.775830            167,776
    Highest contract charges          1,987,112       1.666424          3,311,371
    Remaining contract charges          319,642             --            566,094
 2008  Lowest contract charges           83,586       1.304625            109,048
    Highest contract charges            330,974       1.269495            420,170
    Remaining contract charges        2,404,142             --          2,972,715
 2007  Lowest contract charges          106,620       2.441276            260,288
    Highest contract charges            413,329       2.388700            987,320
    Remaining contract charges        2,603,679             --          6,059,232
 2006  Lowest contract charges           90,274       1.686113            152,212
    Highest contract charges            448,225       1.658885            743,553
    Remaining contract charges        2,512,544             --          4,085,960
ALLIANCEBERNSTEIN INTERNATIONAL
 VALUE FUND
 2010  Lowest contract charges          109,554       7.738140            847,741
    Highest contract charges                 --             --                 --
    Remaining contract charges               --             --                 --
 2009  Lowest contract charges          136,100       7.512547          1,022,457
    Highest contract charges                 --             --                 --
    Remaining contract charges               --             --                 --
 2008  Lowest contract charges          145,589       5.661721            824,287
    Highest contract charges                 --             --                 --
    Remaining contract charges               --             --                 --
 2007  Lowest contract charges          228,246      12.271749          2,800,980
    Highest contract charges                 --             --                 --
    Remaining contract charges               --             --                 --
 2006  Lowest contract charges          173,572      11.769020          2,042,768
    Highest contract charges                 --             --                 --
    Remaining contract charges               --             --                 --

                                                  INVESTMENT
                                    EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                         RATIO*         RATIO**         RETURN***
-------------------------------  ----------------------------------------------
AMERICAN CENTURY(R) VP CAPITAL
 APPRECIATION FUND
 2010  Lowest contract charges        0.70%             --            30.38%
    Highest contract charges          1.25%             --            29.66%
    Remaining contract charges          --              --               --
 2009  Lowest contract charges        0.70%           0.99%           36.12%
    Highest contract charges          1.25%           0.84%           35.37%
    Remaining contract charges          --              --               --
 2008  Lowest contract charges        0.70%             --           (46.56)%
    Highest contract charges          1.26%             --           (46.85)%
    Remaining contract charges          --              --               --
 2007  Lowest contract charges        0.70%             --            44.79%
    Highest contract charges          1.24%             --            43.99%
    Remaining contract charges          --              --               --
 2006  Lowest contract charges        0.70%             --            16.40%
    Highest contract charges          1.25%             --            15.76%
    Remaining contract charges          --              --               --
ALLIANCEBERNSTEIN INTERNATIONAL
 VALUE FUND
 2010  Lowest contract charges        1.25%           2.57%            3.00%
    Highest contract charges            --              --               --
    Remaining contract charges          --              --               --
 2009  Lowest contract charges        1.25%           1.21%           32.69%
    Highest contract charges            --              --               --
    Remaining contract charges          --              --               --
 2008  Lowest contract charges        1.26%           0.89%          (53.86)%
    Highest contract charges            --              --               --
    Remaining contract charges          --              --               --
 2007  Lowest contract charges        1.25%           1.08%            4.27%
    Highest contract charges            --              --               --
    Remaining contract charges          --              --               --
 2006  Lowest contract charges        0.90%           0.13%           17.20%
    Highest contract charges            --              --               --
    Remaining contract charges          --              --               --

-------------------------------------------------------------------------------

                                                     UNIT           CONTRACT
SUB-ACCOUNT                          UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------
INVESCO V.I. CAPITAL
 APPRECIATION FUND+
 2010  Lowest contract charges        1,335,852      $0.937006         $1,251,698
    Highest contract charges             51,565       1.124932             58,007
    Remaining contract charges          824,544             --            745,474
 2009  Lowest contract charges        1,456,833       0.821546          1,196,855
    Highest contract charges             29,315       0.995231             29,175
    Remaining contract charges          940,637             --            749,938
 2008  Lowest contract charges        2,709,322       0.687060          1,861,467
    Highest contract charges             12,131       0.649854              7,883
    Remaining contract charges        1,010,126             --            675,671
 2007  Lowest contract charges        3,598,297       1.209791          4,353,188
    Highest contract charges             52,326       1.047065             54,788
    Remaining contract charges        1,341,562             --          1,593,949
 2006  Lowest contract charges        4,725,630       1.093620          5,168,044
    Highest contract charges             64,642       0.952215             61,552
    Remaining contract charges        1,574,085             --          1,695,167
INVESCO V.I. CORE EQUITY FUND+
 2010  Lowest contract charges        3,014,775       1.039914          3,135,106
    Highest contract charges             11,031       1.146200             12,643
    Remaining contract charges        1,318,089             --          1,329,412
 2009  Lowest contract charges        3,770,536       0.961151          3,624,054
    Highest contract charges             12,944       0.908332             11,757
    Remaining contract charges        1,611,926             --          1,509,418
 2008  Lowest contract charges        4,922,072       0.758567          3,733,722
    Highest contract charges             23,323       0.721564             16,829
    Remaining contract charges        1,872,137             --          1,387,467
 2007  Lowest contract charges        7,452,120       1.099532          8,193,845
    Highest contract charges              9,732       1.052725             10,245
    Remaining contract charges        2,605,667             --          2,813,945
 2006  Lowest contract charges       10,620,124       1.029777         10,936,359
    Highest contract charges              9,738       0.992365              9,664
    Remaining contract charges        3,130,394             --          3,175,150
INVESCO V.I. HIGH YIELD FUND+
 2010  Lowest contract charges          916,139       1.319386          1,208,739
    Highest contract charges             14,513       1.213947             17,618
    Remaining contract charges          601,153             --            824,907
 2009  Lowest contract charges        1,190,314       1.176320          1,400,190
    Highest contract charges            849,353       1.095364            930,351
    Remaining contract charges          544,965             --            650,102
 2008  Lowest contract charges        1,362,940       0.779585          1,062,528
    Highest contract charges             12,479       0.737411              9,202
    Remaining contract charges          690,334             --            553,159
 2007  Lowest contract charges        2,261,555       1.062361          2,402,588
    Highest contract charges             34,401       1.012460             34,829
    Remaining contract charges        1,080,843             --          1,145,178
 2006  Lowest contract charges        3,348,187       1.062502          3,557,456
    Highest contract charges             10,162       1.020226             10,367
    Remaining contract charges        1,276,045             --          1,352,309

                                                  INVESTMENT
                                    EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                         RATIO*         RATIO**         RETURN***
-------------------------------  ----------------------------------------------
INVESCO V.I. CAPITAL
 APPRECIATION FUND+
 2010  Lowest contract charges        1.25%           0.75%           14.05%
    Highest contract charges          2.15%           0.70%           13.03%
    Remaining contract charges          --              --               --
 2009  Lowest contract charges        1.26%           0.52%           19.57%
    Highest contract charges          2.13%           0.85%           18.50%
    Remaining contract charges          --              --               --
 2008  Lowest contract charges        1.26%             --           (43.21)%
    Highest contract charges          1.97%             --           (43.63)%
    Remaining contract charges          --              --               --
 2007  Lowest contract charges        1.25%             --            10.62%
    Highest contract charges          1.85%             --             9.96%
    Remaining contract charges          --              --               --
 2006  Lowest contract charges        1.25%           0.06%            4.98%
    Highest contract charges          1.85%           0.06%            4.35%
    Remaining contract charges          --              --               --
INVESCO V.I. CORE EQUITY FUND+
 2010  Lowest contract charges        1.25%           0.94%            8.20%
    Highest contract charges          1.57%           0.99%            7.23%
    Remaining contract charges          --              --               --
 2009  Lowest contract charges        1.25%           1.74%           26.71%
    Highest contract charges          1.90%           1.21%           25.88%
    Remaining contract charges          --              --               --
 2008  Lowest contract charges        1.26%           1.92%          (31.01)%
    Highest contract charges          1.90%           2.88%          (31.46)%
    Remaining contract charges          --              --               --
 2007  Lowest contract charges        1.25%           0.96%            6.77%
    Highest contract charges          1.89%           1.12%            6.08%
    Remaining contract charges          --              --               --
 2006  Lowest contract charges        0.85%           0.54%            8.38%
    Highest contract charges          1.29%           0.58%            7.91%
    Remaining contract charges          --              --               --
INVESCO V.I. HIGH YIELD FUND+
 2010  Lowest contract charges        1.25%           9.81%           12.16%
    Highest contract charges          0.56%             --            11.16%
    Remaining contract charges          --              --               --
 2009  Lowest contract charges        1.25%           8.36%           50.89%
    Highest contract charges          2.09%          25.02%           49.62%
    Remaining contract charges          --              --               --
 2008  Lowest contract charges        1.25%           7.82%          (26.62)%
    Highest contract charges          2.01%           5.13%          (27.17)%
    Remaining contract charges          --              --               --
 2007  Lowest contract charges        1.25%           5.86%           (0.01)%
    Highest contract charges          1.99%           9.34%           (0.76)%
    Remaining contract charges          --              --               --
 2006  Lowest contract charges        1.25%           7.30%            9.36%
    Highest contract charges          2.00%           8.48%            8.55%
    Remaining contract charges          --              --               --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                             UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND
 INCOME PORTFOLIO
 2010  Lowest contract charges             12,520     $1.154196           $14,450
    Highest contract charges               13,383      1.060000            14,186
    Remaining contract charges          1,655,165            --         1,848,499
 2009  Lowest contract charges             18,629      1.035072            19,282
    Highest contract charges               14,285      0.958707            13,695
    Remaining contract charges          1,875,225            --         1,882,585
 2008  Lowest contract charges             25,079      0.869995            21,819
    Highest contract charges               14,395      0.812687            11,699
    Remaining contract charges          2,349,675            --         1,989,856
 2007  Lowest contract charges             59,087      1.483926            87,680
    Highest contract charges               13,857      1.398037            19,372
    Remaining contract charges          2,800,645            --         4,063,865
 2006  Lowest contract charges             76,611      1.431509           109,669
    Highest contract charges               14,232      1.360165            19,358
    Remaining contract charges          3,211,764            --         4,511,624
ALLIANCEBERNSTEIN VPS INTERMEDIATE
 BOND PORTFOLIO
 2010  Lowest contract charges             20,392     11.697057           238,525
    Highest contract charges                1,773     11.359139            20,139
    Remaining contract charges            246,232            --         2,861,103
 2009  Lowest contract charges             11,915     10.862750           129,428
    Highest contract charges                  352     10.669784             3,758
    Remaining contract charges            225,039            --         2,432,746
 2008  Lowest contract charges             13,089      9.296380           121,681
    Highest contract charges                  353      9.222976             3,251
    Remaining contract charges            215,340            --         1,998,426
AMERICAN FUNDS GROWTH FUND
 2010  Lowest contract charges             41,541     10.383301           431,336
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --
 2009  Lowest contract charges             38,463      8.858909           340,742
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --
 2008  Lowest contract charges             34,846      6.434415           224,215
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --
 2007  Lowest contract charges             28,829     11.628755           335,249
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --
 2006  Lowest contract charges             12,090     10.480791           126,712
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --

                                                     INVESTMENT
                                       EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                            RATIO*         RATIO**         RETURN***
----------------------------------  ----------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND
 INCOME PORTFOLIO
 2010  Lowest contract charges           1.15%             --            11.51%
    Highest contract charges             2.00%             --            10.57%
    Remaining contract charges             --              --               --
 2009  Lowest contract charges           1.15%           3.52%           18.97%
    Highest contract charges             2.00%           3.59%           17.97%
    Remaining contract charges             --              --               --
 2008  Lowest contract charges           1.16%           2.21%          (41.37)%
    Highest contract charges             2.01%           1.75%          (41.87)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           1.15%           1.15%            3.66%
    Highest contract charges             1.99%           1.20%            2.78%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           1.15%           1.19%           15.65%
    Highest contract charges             2.00%           1.15%           14.67%
    Remaining contract charges             --              --               --
ALLIANCEBERNSTEIN VPS INTERMEDIATE
 BOND PORTFOLIO
 2010  Lowest contract charges           1.15%           5.19%            7.68%
    Highest contract charges             1.71%           1.44%            6.56%
    Remaining contract charges             --              --               --
 2009  Lowest contract charges           1.15%           3.45%           16.85%
    Highest contract charges             2.15%           3.42%           15.69%
    Remaining contract charges             --              --               --
 2008  Lowest contract charges           0.91%             --            (6.87)%
    Highest contract charges             1.70%             --            (7.50)%
    Remaining contract charges             --              --               --
AMERICAN FUNDS GROWTH FUND
 2010  Lowest contract charges           1.25%           0.76%           17.21%
    Highest contract charges               --              --               --
    Remaining contract charges             --              --               --
 2009  Lowest contract charges           1.25%           0.69%           37.68%
    Highest contract charges               --              --               --
    Remaining contract charges             --              --               --
 2008  Lowest contract charges           1.25%           0.95%          (44.67)%
    Highest contract charges               --              --               --
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           1.24%           0.93%           10.95%
    Highest contract charges               --              --               --
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           0.90%           1.08%            4.75%
    Highest contract charges               --              --               --
    Remaining contract charges             --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                             UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
BB&T CAPITAL MANAGER EQUITY VIF
 2010  Lowest contract charges          1,082,088     $1.017748        $1,101,292
    Highest contract charges              100,063      0.948018            94,861
    Remaining contract charges          2,846,480            --         2,918,090
 2009  Lowest contract charges          1,153,117      0.895413         1,032,516
    Highest contract charges              107,959      0.840765            90,768
    Remaining contract charges          3,365,042            --         3,038,286
 2008  Lowest contract charges          1,711,547      0.723200         1,237,791
    Highest contract charges              106,630      0.684512            72,990
    Remaining contract charges          4,287,577            --         3,130,589
 2007  Lowest contract charges          1,985,100      1.184223         2,350,801
    Highest contract charges               24,868      1.616968            40,211
    Remaining contract charges          6,370,128            --         7,617,615
 2006  Lowest contract charges          2,155,237      1.173652         2,529,499
    Highest contract charges               27,263      1.617024            44,085
    Remaining contract charges          7,189,146            --         8,541,622
BB&T SELECT EQUITY VIF+
 2010  Lowest contract charges          1,343,475      1.374117         1,846,092
    Highest contract charges               27,063      1.234953            33,422
    Remaining contract charges         15,633,816            --        20,885,397
 2009  Lowest contract charges          1,552,011      1.241859         1,927,378
    Highest contract charges               27,388      1.127882            30,890
    Remaining contract charges         19,840,282            --        24,040,723
 2008  Lowest contract charges          2,065,772      1.060141         2,190,009
    Highest contract charges               43,459      0.973003            42,286
    Remaining contract charges         26,124,401            --        27,139,818
 2007  Lowest contract charges          3,108,174      1.713950         5,327,255
    Highest contract charges               72,955      1.589700           115,976
    Remaining contract charges         40,659,583            --        68,562,603
 2006  Lowest contract charges          2,664,998      1.841882         4,908,613
    Highest contract charges               61,354      1.726385           105,921
    Remaining contract charges         43,989,414            --        80,047,014
BB&T SPECIAL OPPORTUNITIES EQUITY
 VIF
 2010  Lowest contract charges          3,074,604      1.877039         5,771,152
    Highest contract charges              147,254      1.754526           258,361
    Remaining contract charges          3,516,272            --         6,407,100
 2009  Lowest contract charges          2,944,403      1.633517         4,809,732
    Highest contract charges              140,617      1.543013           216,973
    Remaining contract charges          3,589,118            --         5,723,723
 2008  Lowest contract charges          2,851,441      1.151245         3,282,708
    Highest contract charges               58,215      1.098924            63,974
    Remaining contract charges          3,360,292            --         3,792,416
 2007  Lowest contract charges          2,845,353      1.756853         4,998,867
    Highest contract charges               66,191      1.694734           112,176
    Remaining contract charges          3,451,125            --         5,970,314
 2006  Lowest contract charges          2,657,128      1.567011         4,163,749
    Highest contract charges               66,704      1.527542           101,895
    Remaining contract charges          3,723,419            --         5,772,682

                                                     INVESTMENT
                                       EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                            RATIO*         RATIO**         RETURN***
----------------------------------  ----------------------------------------------
BB&T CAPITAL MANAGER EQUITY VIF
 2010  Lowest contract charges           1.15%           1.58%           13.66%
    Highest contract charges             1.95%           1.57%           12.76%
    Remaining contract charges             --              --               --
 2009  Lowest contract charges           1.15%           0.86%           23.81%
    Highest contract charges             1.95%           0.95%           22.83%
    Remaining contract charges             --              --               --
 2008  Lowest contract charges           1.15%           1.39%          (38.93)%
    Highest contract charges             1.96%           1.01%          (39.42)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           1.15%           2.63%            0.90%
    Highest contract charges             2.05%           2.57%              --
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           1.15%           1.08%           14.40%
    Highest contract charges             2.05%           1.08%           13.38%
    Remaining contract charges             --              --               --
BB&T SELECT EQUITY VIF+
 2010  Lowest contract charges           1.15%           1.25%           10.65%
    Highest contract charges             2.20%           1.27%            9.49%
    Remaining contract charges             --              --               --
 2009  Lowest contract charges           1.15%           0.99%           17.14%
    Highest contract charges             2.21%           0.99%           15.92%
    Remaining contract charges             --              --               --
 2008  Lowest contract charges           1.16%           1.55%          (38.15)%
    Highest contract charges             2.21%           1.59%          (38.79)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           1.15%           1.95%           (6.95)%
    Highest contract charges             2.19%           1.96%           (7.92)%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           1.15%           1.34%           19.90%
    Highest contract charges             2.20%           1.41%           18.65%
    Remaining contract charges             --              --               --
BB&T SPECIAL OPPORTUNITIES EQUITY
 VIF
 2010  Lowest contract charges           1.15%           0.06%           14.91%
    Highest contract charges             2.20%           0.06%           13.71%
    Remaining contract charges             --              --               --
 2009  Lowest contract charges           1.15%             --            41.89%
    Highest contract charges             2.20%             --            40.41%
    Remaining contract charges             --              --               --
 2008  Lowest contract charges           1.15%           0.13%          (34.47)%
    Highest contract charges             2.21%           0.12%          (35.16)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           1.15%             --            12.12%
    Highest contract charges             2.19%             --            10.95%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           1.15%           0.05%           23.29%
    Highest contract charges             2.20%           0.06%           22.00%
    Remaining contract charges             --              --               --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    UNIT          CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #   OWNERS' EQUITY
------------------------------------------------------------------------------
BB&T TOTAL RETURN BOND VIF
 2010  Lowest contract charges       1,229,938     $1.289323        $1,585,787
    Highest contract charges           255,693      1.205159           308,151
    Remaining contract charges       1,635,814            --         2,039,017
 2009  Lowest contract charges       1,561,509      1.210523         1,890,242
    Highest contract charges           216,536      1.143444           247,596
    Remaining contract charges       1,617,608            --         1,903,992
 2008  Lowest contract charges       1,995,728      1.127745         2,250,672
    Highest contract charges           561,631      1.088487           611,328
    Remaining contract charges       1,303,903            --         1,442,065
 2007  Lowest contract charges       1,653,322      1.103453         1,824,363
    Highest contract charges           133,172      1.073588           142,972
    Remaining contract charges         719,210            --           782,099
 2006  Lowest contract charges         981,148      1.048296         1,028,534
    Highest contract charges           122,645      1.028105           126,092
    Remaining contract charges         601,271            --           623,359
CALVERT VP SRI BALANCED
 PORTFOLIO+
 2010  Lowest contract charges          19,394      3.317954            64,350
    Highest contract charges           427,572      3.096720         1,324,071
    Remaining contract charges         115,971            --           359,883
 2009  Lowest contract charges          27,940      2.980662            83,281
    Highest contract charges           486,720      2.797239         1,361,473
    Remaining contract charges         135,877            --           380,734
 2008  Lowest contract charges          28,896      2.395674            69,226
    Highest contract charges           138,633      2.260639           313,399
    Remaining contract charges         586,192            --         1,325,681
 2007  Lowest contract charges          23,338      3.512882            81,984
    Highest contract charges           164,339      3.333187           547,773
    Remaining contract charges         658,792            --         2,196,605
 2006  Lowest contract charges          23,198      3.442632            79,861
    Highest contract charges           205,816      3.284534           676,005
    Remaining contract charges         785,427            --         2,581,556
COLUMBIA SMALL COMPANY GROWTH
 FUND VS
 2010  Lowest contract charges       1,478,247      1.314410         1,943,022
    Highest contract charges               268     16.192109             4,339
    Remaining contract charges       5,681,445            --         7,073,889
 2009  Lowest contract charges       2,120,397      1.036734         2,198,288
    Highest contract charges            61,472      0.930713            57,212
    Remaining contract charges       6,287,420            --         6,215,481
 2008  Lowest contract charges       2,414,407      0.835439         2,017,090
    Highest contract charges            67,167      0.757546            50,882
    Remaining contract charges       6,905,151            --         5,531,537
 2007  Lowest contract charges       3,451,240      1.429622         4,933,969
    Highest contract charges           104,221      1.309405           136,468
    Remaining contract charges       7,915,721            --        10,924,433
 2006  Lowest contract charges       4,385,997      1.275885         5,596,028
    Highest contract charges           194,334      1.216903           236,487
    Remaining contract charges       8,707,977            --        10,784,938

                                                   INVESTMENT
                                    EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**         RETURN***
-------------------------------  -------------------------------------------------
BB&T TOTAL RETURN BOND VIF
 2010  Lowest contract charges        1.15%            3.88%             6.51%
    Highest contract charges          2.20%            3.86%             5.40%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        1.15%            3.99%             7.34%
    Highest contract charges          0.40%            0.74%             6.22%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        1.15%            4.12%             2.20%
    Highest contract charges          1.94%            4.07%             1.39%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        1.15%            4.30%             5.26%
    Highest contract charges          1.95%            4.34%             4.42%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        1.15%            4.32%             2.29%
    Highest contract charges          1.95%            4.31%             1.48%
    Remaining contract charges          --               --                --
CALVERT VP SRI BALANCED
 PORTFOLIO+
 2010  Lowest contract charges        0.70%            1.39%            11.32%
    Highest contract charges          1.25%            1.37%            10.71%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        0.70%            2.21%            24.42%
    Highest contract charges          1.25%            2.06%            23.74%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        0.70%            2.61%           (31.80)%
    Highest contract charges          1.25%            2.30%           (32.18)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        0.70%            2.45%             2.04%
    Highest contract charges          1.25%            2.14%             1.48%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        0.70%            2.05%             8.01%
    Highest contract charges          1.25%            2.43%             7.42%
    Remaining contract charges          --               --                --
COLUMBIA SMALL COMPANY GROWTH
 FUND VS
 2010  Lowest contract charges        1.25%              --             26.78%
    Highest contract charges          1.39%              --             25.33%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        1.25%              --             24.10%
    Highest contract charges          2.25%              --             22.86%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        1.26%              --            (41.56)%
    Highest contract charges          2.26%              --            (42.15)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        1.25%              --             12.05%
    Highest contract charges          2.14%              --             10.93%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        0.85%              --             (5.14)%
    Highest contract charges          1.46%              --             (5.71)%
    Remaining contract charges          --               --                --

-------------------------------------------------------------------------------

                                                    UNIT          CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #   OWNERS' EQUITY
------------------------------------------------------------------------------
COLUMBIA LARGE CAP VALUE FUND
 VS
 2010  Lowest contract charges       2,504,661     $1.263683        $3,165,097
    Highest contract charges               903     13.861380            12,513
    Remaining contract charges       8,765,155            --        10,471,083
 2009  Lowest contract charges       3,159,083      1.112751         3,515,272
    Highest contract charges           107,248      0.947212           101,587
    Remaining contract charges      10,506,960            --        11,128,600
 2008  Lowest contract charges       4,508,901      0.908761         4,097,513
    Highest contract charges           114,364      0.781357            89,359
    Remaining contract charges      11,504,052            --        10,007,057
 2007  Lowest contract charges       6,383,130      1.462325         9,334,210
    Highest contract charges           116,547      1.269992           148,014
    Remaining contract charges      13,972,297            --        19,691,887
 2006  Lowest contract charges       8,381,636      1.441285        12,080,326
    Highest contract charges           294,933      1.374716           405,449
    Remaining contract charges      14,962,803            --        20,863,563
WELLS FARGO ADVANTAGE VT OMEGA
 GROWTH FUND+
 2010  Lowest contract charges          93,469      1.148873           107,385
    Highest contract charges             6,972     17.443913           121,609
    Remaining contract charges       4,830,042            --         4,577,192
 2009  Lowest contract charges          99,548      0.970138            96,575
    Highest contract charges           104,592      0.694738            72,664
    Remaining contract charges       5,400,715            --         4,386,712
 2008  Lowest contract charges         148,778      0.681644           101,414
    Highest contract charges            75,493      0.493531            37,258
    Remaining contract charges       5,977,182            --         3,449,306
 2007  Lowest contract charges         153,622      0.947090           145,494
    Highest contract charges            81,628      0.693326            56,595
    Remaining contract charges       8,332,599            --         6,785,656
 2006  Lowest contract charges         152,909      0.855696           130,844
    Highest contract charges            84,586      0.633346            53,570
    Remaining contract charges      10,308,517            --         7,589,378

                                                   INVESTMENT
                                    EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**         RETURN***
-------------------------------  -------------------------------------------------
COLUMBIA LARGE CAP VALUE FUND
 VS
 2010  Lowest contract charges        1.25%            1.56%            13.56%
    Highest contract charges          1.39%            1.60%            12.27%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        1.25%            2.99%            22.45%
    Highest contract charges          2.25%            3.05%            21.23%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        1.26%            2.42%           (37.86)%
    Highest contract charges          2.26%            2.43%           (38.48)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        1.25%            1.42%             1.46%
    Highest contract charges          2.17%              --              0.45%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        0.85%            1.36%             7.76%
    Highest contract charges          1.46%            1.37%             7.11%
    Remaining contract charges          --               --                --
WELLS FARGO ADVANTAGE VT OMEGA
 GROWTH FUND+
 2010  Lowest contract charges        1.13%            0.83%            18.42%
    Highest contract charges          0.07%              --             16.84%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        1.15%            1.50%            42.32%
    Highest contract charges          2.24%            1.19%            40.77%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        1.15%              --            (28.03)%
    Highest contract charges          2.26%              --            (28.82)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        1.15%            0.54%            10.68%
    Highest contract charges          2.24%            0.54%             9.47%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        1.15%              --              4.80%
    Highest contract charges          2.25%              --              3.66%
    Remaining contract charges          --               --                --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    UNIT          CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #   OWNERS' EQUITY
------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT CORE
 EQUITY FUND+
 2010  Lowest contract charges         249,487     $1.509179          $376,520
    Highest contract charges               131     15.541978             2,042
    Remaining contract charges       4,425,086            --         6,480,277
 2009  Lowest contract charges         274,549      1.310831           359,887
    Highest contract charges           554,268      1.161020           643,516
    Remaining contract charges       4,689,281            --         6,040,279
 2008  Lowest contract charges         334,283      0.974565           325,780
    Highest contract charges            72,272      0.872725            63,073
    Remaining contract charges       6,026,862            --         5,792,941
 2007  Lowest contract charges         381,627      1.468101           560,267
    Highest contract charges           121,247      1.329234           161,166
    Remaining contract charges       8,324,482            --        12,092,332
 2006  Lowest contract charges         398,455      1.371376           546,432
    Highest contract charges           136,095      1.255393           170,923
    Remaining contract charges      11,151,131            --        15,182,851
FIDELITY(R) VIP ASSET MANAGER(
 TM )
 2010  Lowest contract charges          79,107      2.421155           191,530
    Highest contract charges           948,387      2.259706         2,143,075
    Remaining contract charges         146,964            --           340,408
 2009  Lowest contract charges          92,776      2.133781           197,964
    Highest contract charges         1,065,662      2.002466         2,133,952
    Remaining contract charges         165,503            --           339,093
 2008  Lowest contract charges          55,816      1.664255            92,892
    Highest contract charges           200,078      1.570450           314,212
    Remaining contract charges       1,372,231            --         2,161,012
 2007  Lowest contract charges          47,396      2.351169           111,437
    Highest contract charges           187,617      2.230902           418,554
    Remaining contract charges       1,514,854            --         3,389,008
 2006  Lowest contract charges          54,951      2.049871           112,643
    Highest contract charges           265,446      1.955734           519,141
    Remaining contract charges       1,842,953            --         3,630,081
FIDELITY(R) VIP GROWTH
 2010  Lowest contract charges         112,925      2.199230           248,348
    Highest contract charges         3,584,104      2.052797         7,357,438
    Remaining contract charges         396,970            --           848,454
 2009  Lowest contract charges         117,617      1.783534           209,774
    Highest contract charges         3,961,131      1.673942         6,630,704
    Remaining contract charges         467,722            --           806,374
 2008  Lowest contract charges         120,673      1.400040           168,948
    Highest contract charges           542,691      1.321259           717,036
    Remaining contract charges       4,766,380            --         6,315,997
 2007  Lowest contract charges         125,189      2.668587           334,079
    Highest contract charges           600,213      2.532380         1,519,967
    Remaining contract charges       5,312,870            --        13,493,071
 2006  Lowest contract charges         168,798      2.116599           357,277
    Highest contract charges           919,700      2.019631         1,857,454
    Remaining contract charges       6,340,036            --        12,898,092

                                                   INVESTMENT
                                    EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**         RETURN***
-------------------------------  -------------------------------------------------
WELLS FARGO ADVANTAGE VT CORE
 EQUITY FUND+
 2010  Lowest contract charges        1.15%            0.57%            15.13%
    Highest contract charges          1.37%            0.56%            13.59%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        1.15%            1.19%            34.50%
    Highest contract charges          2.25%            4.19%            33.03%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        1.15%            1.41%           (33.62)%
    Highest contract charges          2.26%            1.47%           (34.34)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        1.15%            1.08%             7.05%
    Highest contract charges          2.25%            1.07%             5.88%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        1.15%            1.49%            11.38%
    Highest contract charges          2.25%            1.22%            10.17%
    Remaining contract charges          --               --                --
FIDELITY(R) VIP ASSET MANAGER(
 TM )
 2010  Lowest contract charges        0.70%            1.55%            13.47%
    Highest contract charges          1.25%            1.68%            12.85%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        0.70%            2.52%            28.21%
    Highest contract charges          1.25%            2.18%            27.51%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        0.70%            1.81%           (29.22)%
    Highest contract charges          1.25%            2.97%           (29.61)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        0.70%            6.12%            14.70%
    Highest contract charges          1.25%            5.84%            14.07%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        0.70%            2.59%             6.57%
    Highest contract charges          1.25%            2.51%             5.98%
    Remaining contract charges          --               --                --
FIDELITY(R) VIP GROWTH
 2010  Lowest contract charges        0.70%            0.28%            23.31%
    Highest contract charges          1.25%            0.28%            22.63%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        0.70%            0.46%            27.39%
    Highest contract charges          1.25%            0.45%            26.69%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        0.70%            0.81%           (47.54)%
    Highest contract charges          1.25%            0.82%           (47.83)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        0.70%            0.85%            26.08%
    Highest contract charges          1.25%            0.85%            25.39%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        0.70%            0.39%             6.11%
    Highest contract charges          1.25%            0.37%             5.52%
    Remaining contract charges          --               --                --

-------------------------------------------------------------------------------

                                                    UNIT          CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #   OWNERS' EQUITY
------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R)
 2010  Lowest contract charges          95,844     $3.673565          $352,089
    Highest contract charges         3,601,209      3.428888        12,348,144
    Remaining contract charges         513,472            --         1,772,287
 2009  Lowest contract charges          88,367      3.155987           278,886
    Highest contract charges         4,252,352      2.962010        12,595,509
    Remaining contract charges         526,273            --         1,571,225
 2008  Lowest contract charges          98,385      2.341875           230,404
    Highest contract charges           529,252      2.210056         1,169,677
    Remaining contract charges       5,237,697            --        11,584,784
 2007  Lowest contract charges         103,588      4.102467           424,965
    Highest contract charges           596,554      3.892961         2,322,363
    Remaining contract charges       5,784,583            --        22,540,159
 2006  Lowest contract charges         116,445      3.513227           409,099
    Highest contract charges           923,803      3.352197         3,096,771
    Remaining contract charges       6,871,940            --        23,167,898
FIDELITY(R) VIP OVERSEAS
 2010  Lowest contract charges          52,647      2.041614           107,486
    Highest contract charges         1,288,877      1.905388         2,455,809
    Remaining contract charges         213,151            --           409,249
 2009  Lowest contract charges          50,455      1.817586            91,706
    Highest contract charges         1,570,836      1.705638         2,679,278
    Remaining contract charges         233,198            --           400,693
 2008  Lowest contract charges          52,990      1.446579            76,654
    Highest contract charges           267,835      1.364967           365,585
    Remaining contract charges       2,030,699            --         2,779,952
 2007  Lowest contract charges          52,694      2.592332           136,600
    Highest contract charges           309,007      2.459587           760,029
    Remaining contract charges       2,339,594            --         5,771,582
 2006  Lowest contract charges          45,904      2.225287           102,148
    Highest contract charges           392,692      2.122980           833,681
    Remaining contract charges       2,694,211            --         5,772,053
FIDELITY(R) VIP FREEDOM 2020
 PORTFOLIO
 2010  Lowest contract charges          10,826     16.618873           179,923
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
 2009  Lowest contract charges           7,615     14.718770           112,088
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
FIDELITY(R) VIP FREEDOM 2030
 PORTFOLIO
 2010  Lowest contract charges           2,513     17.645669            44,351
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
 2009  Lowest contract charges             377     15.417578             5,808
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --

                                                   INVESTMENT
                                    EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**         RETURN***
-------------------------------  -------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R)
 2010  Lowest contract charges        0.70%            1.29%            16.40%
    Highest contract charges          1.25%            1.20%            15.76%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        0.70%            1.40%            34.76%
    Highest contract charges          1.25%            1.34%            34.02%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        0.70%            0.97%           (42.92)%
    Highest contract charges          1.25%            0.99%           (43.23)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        0.70%            0.93%            16.77%
    Highest contract charges          1.25%            0.73%            16.13%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        0.70%            1.33%            10.94%
    Highest contract charges          1.25%            1.29%            10.33%
    Remaining contract charges          --               --                --
FIDELITY(R) VIP OVERSEAS
 2010  Lowest contract charges        0.70%            1.44%            12.33%
    Highest contract charges          1.25%            1.33%            11.71%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        0.70%            2.24%            25.65%
    Highest contract charges          1.25%            2.00%            24.96%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        0.70%            2.26%           (44.20)%
    Highest contract charges          1.25%            2.52%           (44.50)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        0.70%            3.60%            16.49%
    Highest contract charges          1.25%            3.18%            15.86%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        0.70%            0.82%            17.26%
    Highest contract charges          1.25%            0.87%            16.61%
    Remaining contract charges          --               --                --
FIDELITY(R) VIP FREEDOM 2020
 PORTFOLIO
 2010  Lowest contract charges        1.25%            2.58%            12.91%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        0.19%            3.54%            26.95%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
FIDELITY(R) VIP FREEDOM 2030
 PORTFOLIO
 2010  Lowest contract charges        1.25%            2.44%            14.45%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        0.10%            1.80%            29.55%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FIDELITY(R) VIP FREEDOM 2015
 2010  Lowest contract charges                   34,409      $15.563664          $535,531
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2009  Lowest contract charges                   16,270       13.972674           227,335
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FIDELITY(R) VIP FREEDOM 2025
 2010  Lowest contract charges                      375       17.086596             6,414
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2009  Lowest contract charges                      376       14.983454             5,630
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FIDELITY(R) VIP FREEDOM INCOME
 2010  Lowest contract charges                      246       12.675836             3,113
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FIDELITY(R) VIP FUNDSMANAGER 20%
 2010  Lowest contract charges                      709       12.201631             8,656
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FIDELITY(R) VIP FUNDSMANAGER 50%
 2010  Lowest contract charges                    4,707       14.475529            68,137
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2009  Lowest contract charges                    4,708       13.116203            61,747
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FIDELITY(R) VIP FUNDSMANAGER 60%
 2010  Lowest contract charges                      919       15.437517            14,185
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
FIDELITY(R) VIP FUNDSMANAGER 85%
 2010  Lowest contract charges                       33       17.329010               568
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2009  Lowest contract charges                       33       15.126318               497
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
FIDELITY(R) VIP FREEDOM 2015
 2010  Lowest contract charges                1.25%             3.32%             11.39%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                0.20%             4.68%             23.47%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
FIDELITY(R) VIP FREEDOM 2025
 2010  Lowest contract charges                1.25%             2.06%             14.04%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                0.10%             2.73%             28.18%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
FIDELITY(R) VIP FREEDOM INCOME
 2010  Lowest contract charges                0.18%             3.96%              5.92%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
FIDELITY(R) VIP FUNDSMANAGER 20%
 2010  Lowest contract charges                0.63%             1.47%              5.91%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
FIDELITY(R) VIP FUNDSMANAGER 50%
 2010  Lowest contract charges                1.25%             1.49%             10.36%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                0.20%             1.55%             17.28%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
FIDELITY(R) VIP FUNDSMANAGER 60%
 2010  Lowest contract charges                0.21%             1.10%             11.95%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
FIDELITY(R) VIP FUNDSMANAGER 85%
 2010  Lowest contract charges                1.35%             1.05%             14.56%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                0.14%             1.12%             26.78%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT           CONTRACT
SUB-ACCOUNT                          UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 2010  Lowest contract charges          169,354     $11.976273         $2,028,229
    Highest contract charges                 --             --                 --
    Remaining contract charges               --             --                 --
 2009  Lowest contract charges          132,143      10.762886          1,422,236
    Highest contract charges                 --             --                 --
    Remaining contract charges               --             --                 --
 2008  Lowest contract charges          112,277       8.037320            902,409
    Highest contract charges                 --             --                 --
    Remaining contract charges               --             --                 --
 2007  Lowest contract charges          112,600      11.569621          1,302,740
    Highest contract charges                 --             --                 --
    Remaining contract charges               --             --                 --
 2006  Lowest contract charges           52,850      11.290953            596,727
    Highest contract charges                 --             --                 --
    Remaining contract charges               --             --                 --
HARTFORD ADVISERS HLS FUND+
 2010  Lowest contract charges          230,838      10.391242          2,398,690
    Highest contract charges              3,944      14.303752             56,418
    Remaining contract charges      475,078,491             --      1,392,825,086
 2009  Lowest contract charges          229,235       9.280589          2,127,432
    Highest contract charges              5,301      13.124984             69,581
    Remaining contract charges      548,296,056             --      1,459,056,140
 2008  Lowest contract charges          251,166       7.133808          1,791,772
    Highest contract charges             52,032       0.729729             37,969
    Remaining contract charges      658,401,811             --      1,376,849,448
 2007  Lowest contract charges          290,612      10.451226          3,037,251
    Highest contract charges             54,007       1.095097             59,143
    Remaining contract charges      840,068,784             --      2,603,805,574
 2006  Lowest contract charges          294,960       9.815494          2,895,176
    Highest contract charges             48,199       1.053479             50,778
    Remaining contract charges      992,562,957             --      2,983,633,961
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2010  Lowest contract charges          166,770       8.942568          1,491,349
    Highest contract charges                263      11.987378              3,149
    Remaining contract charges      334,201,660             --        769,573,130
 2009  Lowest contract charges          185,635       8.330162          1,546,371
    Highest contract charges                651      11.497285              7,482
    Remaining contract charges      387,089,521             --        823,920,264
 2008  Lowest contract charges          206,763       7.253849          1,499,826
    Highest contract charges             40,602       1.288475             52,315
    Remaining contract charges      415,881,925             --        776,922,224
 2007  Lowest contract charges          231,080       7.864372          1,817,301
    Highest contract charges             66,034       1.427293             94,251
    Remaining contract charges      508,219,488             --      1,038,999,644
 2006  Lowest contract charges          254,955       7.524793          1,918,485
    Highest contract charges             73,373       1.395328            102,381
    Remaining contract charges      522,716,745             --      1,048,721,281

                                                  INVESTMENT
                                    EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                         RATIO*         RATIO**         RETURN***
-------------------------------  ----------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 2010  Lowest contract charges        1.25%           6.80%           11.27%
    Highest contract charges            --              --               --
    Remaining contract charges          --              --               --
 2009  Lowest contract charges        1.25%           8.25%           33.91%
    Highest contract charges            --              --               --
    Remaining contract charges          --              --               --
 2008  Lowest contract charges        1.25%           5.47%          (30.53)%
    Highest contract charges            --              --               --
    Remaining contract charges          --              --               --
 2007  Lowest contract charges        1.24%           3.58%            2.47%
    Highest contract charges            --              --               --
    Remaining contract charges          --              --               --
 2006  Lowest contract charges        0.90%           0.50%           12.93%
    Highest contract charges            --              --               --
    Remaining contract charges          --              --               --
HARTFORD ADVISERS HLS FUND+
 2010  Lowest contract charges        0.15%           1.46%           11.97%
    Highest contract charges          1.48%           1.17%            9.04%
    Remaining contract charges          --              --               --
 2009  Lowest contract charges        0.15%           2.23%           30.09%
    Highest contract charges          2.49%           4.01%           26.76%
    Remaining contract charges          --              --               --
 2008  Lowest contract charges        0.15%           2.99%          (31.74)%
    Highest contract charges          2.31%           2.42%          (33.36)%
    Remaining contract charges          --              --               --
 2007  Lowest contract charges        0.15%           2.28%            6.48%
    Highest contract charges          2.29%           2.12%            3.95%
    Remaining contract charges          --              --               --
 2006  Lowest contract charges        0.15%           2.28%           10.54%
    Highest contract charges          2.30%           2.14%            7.92%
    Remaining contract charges          --              --               --
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2010  Lowest contract charges        0.15%           4.00%            7.35%
    Highest contract charges          0.18%           3.55%            4.55%
    Remaining contract charges          --              --               --
 2009  Lowest contract charges        0.15%           3.67%           14.84%
    Highest contract charges          0.45%           3.65%           12.12%
    Remaining contract charges          --              --               --
 2008  Lowest contract charges        0.15%           6.44%           (7.76)%
    Highest contract charges          2.31%           5.20%           (9.73)%
    Remaining contract charges          --              --               --
 2007  Lowest contract charges        0.15%           5.19%            4.51%
    Highest contract charges          2.29%           4.98%            2.29%
    Remaining contract charges          --              --               --
 2006  Lowest contract charges        0.15%           4.82%            4.65%
    Highest contract charges          2.30%           5.02%            2.42%
    Remaining contract charges          --              --               --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      UNIT           CONTRACT
SUB-ACCOUNT                           UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2010  Lowest contract charges           424,313     $29.811396       $12,649,362
    Highest contract charges               5,459      16.748456            91,426
    Remaining contract charges       432,436,144             --     2,145,076,593
 2009  Lowest contract charges           450,183      25.627460        11,537,056
    Highest contract charges                 289      14.824672             4,283
    Remaining contract charges       524,415,160             --     2,223,549,679
 2008  Lowest contract charges           494,601      17.619486         8,714,614
    Highest contract charges               9,167       1.352692            12,400
    Remaining contract charges       598,518,977             --     1,793,462,991
 2007  Lowest contract charges           557,514      32.434043        18,082,442
    Highest contract charges               9,946       2.545637            25,318
    Remaining contract charges       724,240,690             --     4,062,813,790
 2006  Lowest contract charges           614,816      27.803951        17,094,314
    Highest contract charges              10,565       2.230767            23,572
    Remaining contract charges       827,372,341             --     4,099,225,924
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2010  Lowest contract charges           157,492       4.541745           715,288
    Highest contract charges                 476      13.796476             6,568
    Remaining contract charges       416,828,550             --       963,765,654
 2009  Lowest contract charges           161,018       4.021968           647,610
    Highest contract charges               2,826      12.538410            35,431
    Remaining contract charges       488,107,519             --     1,013,936,087
 2008  Lowest contract charges           163,929       3.233998           530,145
    Highest contract charges              14,492       1.045601            15,153
    Remaining contract charges       564,731,434             --       968,565,911
 2007  Lowest contract charges           184,275       4.798244           884,195
    Highest contract charges              15,721       1.584338            24,907
    Remaining contract charges       689,807,617             --     1,795,155,206
 2006  Lowest contract charges           197,208       4.443435           876,281
    Highest contract charges              16,702       1.498310            25,026
    Remaining contract charges       773,257,538             --     1,910,669,514
HARTFORD GLOBAL RESEARCH HLS
 FUND+
 2010  Lowest contract charges               634      10.660617             6,757
    Highest contract charges               2,031      16.349055            33,211
    Remaining contract charges         2,614,877             --        25,753,116
 2009  Lowest contract charges               634       9.212282             5,839
    Highest contract charges               1,589      14.484824            23,011
    Remaining contract charges         3,051,280             --        26,283,078
 2008  Lowest contract charges               644       6.191713             3,986
    Highest contract charges               3,012       6.101486            18,380
    Remaining contract charges         3,034,559             --        18,676,118

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2010  Lowest contract charges         0.15%           0.76%           16.33%
    Highest contract charges           1.48%           0.51%           13.29%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.15%           0.92%           45.45%
    Highest contract charges           0.45%           0.80%           42.00%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.15%           1.74%          (45.68)%
    Highest contract charges           2.36%           1.76%          (46.86)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.15%           0.12%           16.65%
    Highest contract charges           2.34%           0.12%           14.12%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.15%           1.37%           16.44%
    Highest contract charges           2.35%           1.35%           13.91%
    Remaining contract charges           --              --               --
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2010  Lowest contract charges         0.25%           1.98%           12.92%
    Highest contract charges           0.18%           1.48%           10.09%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.25%           2.33%           24.37%
    Highest contract charges           0.44%           1.67%           21.29%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.25%           2.14%          (32.60)%
    Highest contract charges           2.36%           2.23%          (34.00)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.25%           1.67%            7.99%
    Highest contract charges           2.34%           1.64%            5.74%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.25%           1.80%           20.06%
    Highest contract charges           2.35%           1.76%           17.57%
    Remaining contract charges           --              --               --
HARTFORD GLOBAL RESEARCH HLS
 FUND+
 2010  Lowest contract charges         0.25%           1.27%           15.72%
    Highest contract charges           2.50%           0.97%           12.87%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.25%           2.89%           41.77%
    Highest contract charges           2.49%           1.20%           38.29%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.67%           1.92%          (40.99)%
    Highest contract charges           1.92%           1.53%          (41.68)%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                      UNIT           CONTRACT
SUB-ACCOUNT                           UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
 2010  Lowest contract charges            22,133      $2.367723           $52,405
    Highest contract charges               3,040      13.654187            41,511
    Remaining contract charges        20,886,251             --        43,585,148
 2009  Lowest contract charges            23,490       2.216191            52,059
    Highest contract charges               2,119      13.103619            27,771
    Remaining contract charges        26,327,339             --        51,885,043
 2008  Lowest contract charges            50,346       1.810475            91,150
    Highest contract charges               5,519       1.531774             8,454
    Remaining contract charges        32,355,185             --        52,744,382
 2007  Lowest contract charges            50,310       2.438283           122,669
    Highest contract charges               5,987       2.106797            12,613
    Remaining contract charges        43,282,439             --        96,244,434
 2006  Lowest contract charges            51,929       2.303371           119,611
    Highest contract charges               6,364       2.032470            12,928
    Remaining contract charges        53,144,831             --       113,085,325
HARTFORD GLOBAL GROWTH HLS FUND
 2010  Lowest contract charges           102,679       2.092177           214,823
    Highest contract charges               2,541      15.450266            39,254
    Remaining contract charges        83,435,205             --       121,399,027
 2009  Lowest contract charges            90,435       1.835816           166,021
    Highest contract charges                 518      13.899895             7,196
    Remaining contract charges        98,832,801             --       125,909,648
 2008  Lowest contract charges            58,552       1.356818            79,444
    Highest contract charges                 217       0.511208               111
    Remaining contract charges       115,073,125             --       110,038,786
 2007  Lowest contract charges            46,407       2.861067           132,773
    Highest contract charges                 172       1.103136               189
    Remaining contract charges       136,856,885             --       281,726,674
 2006  Lowest contract charges             7,659       2.293669            17,568
    Highest contract charges           1,645,660       0.906314         1,491,488
    Remaining contract charges       153,470,182             --       259,891,760
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2010  Lowest contract charges            14,081       1.498044            21,095
    Highest contract charges               7,110      14.134040           100,499
    Remaining contract charges       115,349,502             --       133,829,991
 2009  Lowest contract charges            13,935       1.316839            18,350
    Highest contract charges               3,070      12.738558            39,113
    Remaining contract charges       138,222,764             --       140,102,612
 2008  Lowest contract charges            25,260       1.050662            26,540
    Highest contract charges              19,019       0.801102            15,236
    Remaining contract charges       159,683,182             --       130,773,680
 2007  Lowest contract charges            22,944       1.679096            38,526
    Highest contract charges              20,630       1.307522            26,975
    Remaining contract charges       190,140,238             --       252,866,000
 2006  Lowest contract charges            21,944       1.553671            34,094
    Highest contract charges              21,920       1.235525            27,081
    Remaining contract charges       209,444,530             --       262,038,877

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
 2010  Lowest contract charges         0.25%           0.18%            6.84%
    Highest contract charges           2.50%           0.03%            4.20%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.25%           0.49%           22.41%
    Highest contract charges           2.49%           0.61%           19.39%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.25%           0.47%          (25.75)%
    Highest contract charges           2.36%           0.45%          (27.29)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.25%           0.11%            5.86%
    Highest contract charges           2.34%           0.11%            3.66%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.25%           0.06%           10.91%
    Highest contract charges           2.35%           0.06%            8.60%
    Remaining contract charges           --              --               --
HARTFORD GLOBAL GROWTH HLS FUND
 2010  Lowest contract charges         0.25%           0.28%           13.96%
    Highest contract charges           2.50%           0.03%           11.15%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.25%           0.85%           35.30%
    Highest contract charges           0.01%             --            31.96%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.25%           1.35%          (52.58)%
    Highest contract charges           2.43%           0.53%          (53.66)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.25%           0.02%           24.74%
    Highest contract charges           2.15%             --            21.90%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.25%           0.26%           13.86%
    Highest contract charges           2.25%           0.45%           11.33%
    Remaining contract charges           --              --               --
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2010  Lowest contract charges         0.25%           1.38%           13.76%
    Highest contract charges           2.50%           1.73%           10.96%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         0.25%           1.44%           25.33%
    Highest contract charges           2.49%           2.33%           22.24%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         0.25%           1.29%          (37.43)%
    Highest contract charges           2.36%           1.16%          (38.73)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.25%           1.06%            8.07%
    Highest contract charges           2.34%           1.00%            5.83%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.25%           1.18%           12.17%
    Highest contract charges           2.35%           1.10%            9.84%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                             UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND+
 2010  Lowest contract charges             17,171     $1.509678           $25,923
    Highest contract charges                5,056     15.770873            79,743
    Remaining contract charges         61,027,282            --        82,116,893
 2009  Lowest contract charges             84,710      1.215481           102,964
    Highest contract charges                  613     13.579916             8,328
    Remaining contract charges         57,054,880            --        65,278,260
 2008  Lowest contract charges            104,180      0.912708            95,086
    Highest contract charges              186,415      0.814928           151,915
    Remaining contract charges         66,197,693            --        57,462,220
 2007  Lowest contract charges            116,461      1.580478           184,064
    Highest contract charges               72,856      1.436132           104,631
    Remaining contract charges         79,558,709            --       120,403,710
 2006  Lowest contract charges            120,819      1.364233           164,826
    Highest contract charges               22,655      1.261558            28,582
    Remaining contract charges         91,958,776            --       120,998,939
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
 2010  Lowest contract charges             25,264      1.787043            45,148
    Highest contract charges                4,512     15.201521            68,596
    Remaining contract charges         68,416,156            --       111,242,533
 2009  Lowest contract charges             24,657      1.523862            37,573
    Highest contract charges                  355     13.290003             4,722
    Remaining contract charges         84,663,987            --       117,201,338
 2008  Lowest contract charges             24,606      1.178700            29,004
    Highest contract charges                5,247      1.014723             5,325
    Remaining contract charges         97,709,349            --       105,510,577
 2007  Lowest contract charges             18,460      2.174735            40,146
    Highest contract charges                4,188      1.915846             8,024
    Remaining contract charges        118,734,090            --       240,352,556
 2006  Lowest contract charges              1,595      1.681584             2,682
    Highest contract charges               36,692      1.532006            56,211
    Remaining contract charges        118,449,735            --       187,743,375
HARTFORD HIGH YIELD HLS FUND
 2010  Lowest contract charges            105,379      2.054464           216,498
    Highest contract charges                  251     17.155398             4,304
    Remaining contract charges         87,845,667            --       157,570,028
 2009  Lowest contract charges            105,381      1.773247           186,866
    Highest contract charges                  602     15.230562             9,175
    Remaining contract charges         99,524,178            --       151,963,639
 2008  Lowest contract charges             43,283      1.181504            51,140
    Highest contract charges               30,770      0.915802            28,179
    Remaining contract charges         99,760,672            --       101,941,174
 2007  Lowest contract charges             12,176      1.584173            19,289
    Highest contract charges               33,454      1.256502            42,035
    Remaining contract charges        129,354,299            --       179,321,598
 2006  Lowest contract charges             34,702      1.545072            53,617
    Highest contract charges                8,387      1.253995            10,520
    Remaining contract charges        146,096,089            --       200,128,910

                                                     INVESTMENT
                                       EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                            RATIO*         RATIO**         RETURN***
----------------------------------  ----------------------------------------------
HARTFORD GROWTH HLS FUND+
 2010  Lowest contract charges           0.18%           0.03%           19.07%
    Highest contract charges             2.50%           0.03%           16.13%
    Remaining contract charges             --              --               --
 2009  Lowest contract charges           0.80%           0.46%           33.17%
    Highest contract charges             0.38%           0.13%           30.59%
    Remaining contract charges             --              --               --
 2008  Lowest contract charges           0.80%           0.25%          (42.25)%
    Highest contract charges             2.30%             --           (43.26)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           0.80%           0.02%           15.85%
    Highest contract charges             2.27%             --            13.84%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           0.80%           0.05%            3.78%
    Highest contract charges             2.30%             --             1.98%
    Remaining contract charges             --              --               --
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
 2010  Lowest contract charges           0.25%           0.02%           17.27%
    Highest contract charges             2.50%           0.02%           14.38%
    Remaining contract charges             --              --               --
 2009  Lowest contract charges           0.25%           0.59%           29.28%
    Highest contract charges             0.01%             --            26.10%
    Remaining contract charges             --              --               --
 2008  Lowest contract charges           0.25%           0.45%          (45.80)%
    Highest contract charges             2.30%           0.13%          (47.04)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           0.25%           0.17%           29.33%
    Highest contract charges             2.07%             --            26.39%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           0.25%           1.38%           11.77%
    Highest contract charges             2.30%           0.81%            9.51%
    Remaining contract charges             --              --               --
HARTFORD HIGH YIELD HLS FUND
 2010  Lowest contract charges           0.25%           0.68%           15.86%
    Highest contract charges             0.18%             --            12.95%
    Remaining contract charges             --              --               --
 2009  Lowest contract charges           0.25%          13.55%           50.08%
    Highest contract charges             0.45%           7.97%           46.68%
    Remaining contract charges             --              --               --
 2008  Lowest contract charges           0.25%          22.21%          (25.42)%
    Highest contract charges             2.30%           9.86%          (27.12)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           0.25%           3.76%            2.53%
    Highest contract charges             2.06%          41.64%            0.20%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           0.25%          14.91%           10.89%
    Highest contract charges             2.30%          14.54%            8.37%
    Remaining contract charges             --              --               --

-------------------------------------------------------------------------------

                                                    UNIT          CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #   OWNERS' EQUITY
------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 2010  Lowest contract charges         279,542     $6.283196        $1,756,417
    Highest contract charges             4,065     13.932959            56,641
    Remaining contract charges      72,257,797            --       203,131,572
 2009  Lowest contract charges         273,302      5.484554         1,498,940
    Highest contract charges             1,385     12.481611            17,292
    Remaining contract charges      87,412,538            --       214,145,171
 2008  Lowest contract charges         289,611      4.354249         1,261,037
    Highest contract charges            12,590      0.595405             7,496
    Remaining contract charges      99,589,478            --       198,477,515
 2007  Lowest contract charges         364,256      6.934106         2,525,791
    Highest contract charges            11,670      0.971269            11,334
    Remaining contract charges     124,470,188            --       403,954,310
 2006  Lowest contract charges         409,894      6.601110         2,705,754
    Highest contract charges            32,645      1.125560            36,747
    Remaining contract charges     150,280,988            --       481,757,648
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND+
 2010  Lowest contract charges         620,851      3.450860         2,142,470
    Highest contract charges               572     15.448155             8,843
    Remaining contract charges     223,266,733            --       424,930,723
 2009  Lowest contract charges         620,092      3.018745         1,871,898
    Highest contract charges             1,024     13.883810            14,210
    Remaining contract charges     173,354,476            --       299,709,111
 2008  Lowest contract charges         632,571      2.265327         1,432,979
    Highest contract charges             8,680      0.976544             8,476
    Remaining contract charges     202,219,048            --       265,094,621
 2007  Lowest contract charges         731,463      3.928282         2,873,394
    Highest contract charges            19,607      1.734709            34,013
    Remaining contract charges     239,807,955            --       564,447,391
 2006  Lowest contract charges         724,127      3.087435         2,235,696
    Highest contract charges               448      1.396518               476
    Remaining contract charges     266,269,150            --       501,482,497
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND+
 2010  Lowest contract charges             276     10.571584             2,920
    Highest contract charges             1,869     10.398463            19,435
    Remaining contract charges       3,281,999            --        34,207,992
 2009  Lowest contract charges             313      8.468816             2,650
    Highest contract charges             1,859      8.476532            15,760
    Remaining contract charges       3,577,463            --        30,089,628
 2008  Lowest contract charges          26,198      5.756309           150,806
    Highest contract charges             1,859      5.880111            10,932
    Remaining contract charges         660,031            --         3,820,861

                                                   INVESTMENT
                                    EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**         RETURN***
-------------------------------  -------------------------------------------------
HARTFORD INDEX HLS FUND
 2010  Lowest contract charges        0.15%            1.77%            14.56%
    Highest contract charges          2.50%            3.25%            11.63%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        0.15%            2.07%            25.96%
    Highest contract charges          2.49%            6.39%            22.71%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        0.15%            2.05%           (37.21)%
    Highest contract charges          2.30%            2.00%           (38.70)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        0.15%            1.57%             5.05%
    Highest contract charges          2.06%            8.05%             2.55%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        0.15%            1.73%            15.28%
    Highest contract charges          2.30%            1.76%            12.83%
    Remaining contract charges          --               --                --
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND+
 2010  Lowest contract charges        0.15%            1.26%            14.31%
    Highest contract charges          0.18%            0.77%            11.33%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        0.15%            2.08%            33.26%
    Highest contract charges          2.49%            3.45%            29.84%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        0.15%            2.04%           (42.33)%
    Highest contract charges          2.31%            0.94%           (43.71)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        0.15%            1.15%            27.23%
    Highest contract charges          2.27%            1.28%            24.22%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        0.15%            2.79%            24.27%
    Highest contract charges          2.46%           18.24%            21.33%
    Remaining contract charges          --               --                --
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND+
 2010  Lowest contract charges        0.80%            0.67%            24.83%
    Highest contract charges          2.30%            0.49%            22.67%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        0.81%            0.95%            46.69%
    Highest contract charges          2.30%            0.17%            44.16%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        0.95%            1.28%           (43.86)%
    Highest contract charges          1.67%            4.24%           (44.37)%
    Remaining contract charges          --               --                --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    UNIT          CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #   OWNERS' EQUITY
------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
 2010  Lowest contract charges          68,730     $5.357417          $368,213
    Highest contract charges             5,576     16.130946            89,945
    Remaining contract charges      46,156,078            --       205,977,034
 2009  Lowest contract charges          73,436      4.350726           319,498
    Highest contract charges            20,299      1.395456            28,327
    Remaining contract charges      54,924,250            --       200,162,325
 2008  Lowest contract charges          89,725      3.330578           298,836
    Highest contract charges            43,016      1.091557            46,955
    Remaining contract charges      67,408,711            --       189,305,056
 2007  Lowest contract charges          90,530      5.162447           467,357
    Highest contract charges            79,440      1.728933           137,347
    Remaining contract charges      90,584,374            --       394,812,668
 2006  Lowest contract charges          91,088      4.488637           408,861
    Highest contract charges            86,148      1.535950           132,319
    Remaining contract charges     116,133,705            --       441,959,147
HARTFORD MIDCAP VALUE HLS FUND+
 2010  Lowest contract charges          58,749      2.013173           118,272
    Highest contract charges               441     18.703612             8,246
    Remaining contract charges      92,859,443            --       165,066,187
 2009  Lowest contract charges          29,954      1.618860            48,491
    Highest contract charges             1,852     15.436721            28,592
    Remaining contract charges     102,986,216            --       148,794,161
 2008  Lowest contract charges          50,261      1.125564            56,572
    Highest contract charges           130,390      0.952200           124,157
    Remaining contract charges     127,597,390            --       130,053,842
 2007  Lowest contract charges          93,440      1.887281           176,348
    Highest contract charges            18,780      1.633867            30,684
    Remaining contract charges     164,331,998            --       284,745,544
 2006  Lowest contract charges         116,250      1.852567           215,362
    Highest contract charges               407      1.641155               662
    Remaining contract charges     191,441,050            --       330,002,883
HARTFORD MONEY MARKET HLS FUND
 2010  Lowest contract charges         183,519      4.008393           735,617
    Highest contract charges             4,344      9.496584            41,250
    Remaining contract charges     166,677,209            --       253,432,908
 2009  Lowest contract charges         186,776      4.014294           749,774
    Highest contract charges               773      9.737008             7,527
    Remaining contract charges     232,316,959            --       354,476,690
 2008  Lowest contract charges         250,158      4.017838         1,005,093
    Highest contract charges            11,404      1.004130            11,451
    Remaining contract charges     394,610,130            --       618,002,872
 2007  Lowest contract charges         206,348      3.939684           812,945
    Highest contract charges            26,675      1.008576            26,904
    Remaining contract charges     247,591,010            --       395,086,638
 2006  Lowest contract charges         180,900      3.759674           680,125
    Highest contract charges            17,078      0.985873            16,837
    Remaining contract charges     189,769,798            --       304,833,118

                                                   INVESTMENT
                                    EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**         RETURN***
-------------------------------  -------------------------------------------------
HARTFORD MIDCAP HLS FUND
 2010  Lowest contract charges        0.25%            0.25%            23.14%
    Highest contract charges          1.82%            0.06%            20.29%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        0.25%            0.55%            30.63%
    Highest contract charges          2.16%            0.29%            27.84%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        0.25%            0.55%           (35.49)%
    Highest contract charges          2.16%            0.22%           (36.87)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        0.25%            0.49%            15.01%
    Highest contract charges          2.14%            0.23%            12.56%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        0.25%            0.94%            11.46%
    Highest contract charges          2.15%            0.82%             9.09%
    Remaining contract charges          --               --                --
HARTFORD MIDCAP VALUE HLS FUND+
 2010  Lowest contract charges        0.25%            0.61%            24.36%
    Highest contract charges          0.17%            0.16%            21.23%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        0.25%            0.78%            43.83%
    Highest contract charges          2.49%            0.84%            40.28%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        0.25%            0.64%           (40.36)%
    Highest contract charges          2.30%            0.90%           (41.72)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        0.25%            0.53%             1.87%
    Highest contract charges          2.26%            0.44%            (0.44)%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        0.25%            0.84%            17.59%
    Highest contract charges          2.39%            8.78%            14.91%
    Remaining contract charges          --               --                --
HARTFORD MONEY MARKET HLS FUND
 2010  Lowest contract charges        0.15%              --              0.15%
    Highest contract charges          2.50%              --              2.47%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        0.15%            0.07%            (0.09)%
    Highest contract charges            --               --             (2.42)%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        0.15%            2.04%             1.98%
    Highest contract charges          2.32%            2.09%            (0.44)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        0.15%            4.80%             4.79%
    Highest contract charges          2.28%            4.56%             2.30%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        0.15%            4.59%             4.55%
    Highest contract charges          2.18%            4.88%             2.07%
    Remaining contract charges          --               --                --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 2010  Lowest contract charges                  105,703       $3.079503          $325,514
    Highest contract charges                        577       15.867552             9,160
    Remaining contract charges               67,030,850              --       134,994,390
 2009  Lowest contract charges                  105,072        2.487056           261,320
    Highest contract charges                      1,674       13.151205            22,020
    Remaining contract charges               80,221,091              --       131,675,274
 2008  Lowest contract charges                   94,568        1.928458           182,371
    Highest contract charges                      7,397        1.110817             8,217
    Remaining contract charges               97,210,782              --       124,179,199
 2007  Lowest contract charges                   43,918        3.254917           142,949
    Highest contract charges                      8,025        1.914778            15,367
    Remaining contract charges              124,458,132              --       273,355,544
 2006  Lowest contract charges                   50,965        2.856648           145,590
    Highest contract charges                      8,528        1.716144            14,632
    Remaining contract charges              146,161,526              --       287,541,255
HARTFORD SMALLCAP GROWTH HLS FUND
 2010  Lowest contract charges                   28,815        1.680612            48,427
    Highest contract charges                      3,846       18.622386            71,621
    Remaining contract charges               72,599,794              --       111,854,564
 2009  Lowest contract charges                   28,657        1.233781            35,356
    Highest contract charges                        593       14.017675             8,313
    Remaining contract charges               89,795,654              --       100,807,752
 2008  Lowest contract charges                   21,805        0.913559            19,920
    Highest contract charges                     10,152        0.789879             8,019
    Remaining contract charges               96,630,930              --        80,794,256
 2007  Lowest contract charges                   21,641        1.463530            31,672
    Highest contract charges                      8,929        1.294836            11,561
    Remaining contract charges              114,642,022              --       155,631,831
 2006  Lowest contract charges                   21,586        1.494711            32,265
    Highest contract charges                     50,258        1.361718            68,438
    Remaining contract charges              130,096,030              --       182,903,387
HARTFORD STOCK HLS FUND
 2010  Lowest contract charges                  241,319       17.812973         4,298,617
    Highest contract charges                      4,977       15.883309            79,051
    Remaining contract charges              255,486,428              --       726,614,652
 2009  Lowest contract charges                  257,695       15.539793         4,004,535
    Highest contract charges                        731       14.221064            10,389
    Remaining contract charges              304,775,377              --       763,848,741
 2008  Lowest contract charges                  278,615       10.995860         3,063,612
    Highest contract charges                     17,117        0.620564            10,622
    Remaining contract charges              359,048,612              --       653,393,194
 2007  Lowest contract charges                  336,093       19.363989         6,508,098
    Highest contract charges                     18,567        1.117216            20,744
    Remaining contract charges              432,397,851              --     1,441,401,443
 2006  Lowest contract charges                  360,176       18.312083         6,595,568
    Highest contract charges                     19,725        1.080023            21,305
    Remaining contract charges              509,651,702              --     1,668,131,111

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 2010  Lowest contract charges                0.25%               --              23.82%
    Highest contract charges                  0.18%               --              20.72%
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                0.25%             0.01%             28.97%
    Highest contract charges                  2.49%               --              25.83%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                0.25%             0.24%            (40.75)%
    Highest contract charges                  2.36%             0.10%            (41.99)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                0.25%             0.19%             13.94%
    Highest contract charges                  2.34%             0.23%             11.57%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.25%             0.14%             14.14%
    Highest contract charges                  2.35%             0.18%             11.77%
    Remaining contract charges                  --                --                 --
HARTFORD SMALLCAP GROWTH HLS FUND
 2010  Lowest contract charges                0.25%               --              36.22%
    Highest contract charges                  2.50%               --              32.85%
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                0.25%             0.09%             35.05%
    Highest contract charges                  0.01%               --              31.72%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                0.25%             0.45%            (37.58)%
    Highest contract charges                  2.30%             0.30%            (39.00)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                0.25%             0.29%             (2.09)%
    Highest contract charges                  2.07%             0.14%             (4.32)%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.25%             0.37%              6.59%
    Highest contract charges                  2.30%             0.38%              4.43%
    Remaining contract charges                  --                --                 --
HARTFORD STOCK HLS FUND
 2010  Lowest contract charges                0.15%             1.19%             14.63%
    Highest contract charges                  2.50%             2.09%             11.69%
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                0.15%             1.62%             41.32%
    Highest contract charges                    --                --              37.70%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                0.15%             1.94%            (43.22)%
    Highest contract charges                  2.36%             2.04%            (44.45)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                0.15%             1.01%              5.74%
    Highest contract charges                  2.35%             1.01%              3.44%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.15%             1.24%             14.48%
    Highest contract charges                  2.35%             1.33%             11.99%
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2010  Lowest contract charges                   49,327      $10.636278          $524,658
    Highest contract charges                        527       10.168674             5,361
    Remaining contract charges              227,193,396              --       266,078,900
 2009  Lowest contract charges                   48,960       10.263004           502,476
    Highest contract charges                      8,605       10.080796            86,748
    Remaining contract charges              264,835,056              --       302,874,311
 2008  Lowest contract charges                   70,396        9.942375           699,905
    Highest contract charges                     24,114        1.045676            25,216
    Remaining contract charges              319,425,109              --       358,648,096
 2007  Lowest contract charges                    8,492        1.225453            10,406
    Highest contract charges                     17,954        1.079606            19,383
    Remaining contract charges              215,719,231              --       244,671,064
 2006  Lowest contract charges                   33,398        1.176989            39,309
    Highest contract charges                     51,455        1.072210            55,172
    Remaining contract charges              217,935,512              --       240,657,513
HARTFORD VALUE HLS FUND+
 2010  Lowest contract charges                  153,307        1.464480           224,515
    Highest contract charges                     10,504       13.909147           146,106
    Remaining contract charges              122,615,036              --       158,617,211
 2009  Lowest contract charges                  129,129        1.280333           165,328
    Highest contract charges                        650       12.467757             8,110
    Remaining contract charges               53,005,049              --        60,591,813
 2008  Lowest contract charges                  125,528        1.032021           129,548
    Highest contract charges                     51,011        0.873075            44,536
    Remaining contract charges               63,719,297              --        59,504,584
 2007  Lowest contract charges                   10,595        1.568402            16,618
    Highest contract charges                     50,242        1.357794            68,219
    Remaining contract charges               88,579,722              --       127,733,152
 2006  Lowest contract charges                   21,744        1.442787            31,372
    Highest contract charges                        217        1.278119               280
    Remaining contract charges               99,560,127              --       133,771,660
HUNTINGTON VA INCOME EQUITY FUND
 2010  Lowest contract charges                  767,005        1.129447           866,291
    Highest contract charges                      2,266       11.348153            25,715
    Remaining contract charges                7,500,052              --         8,562,457
 2009  Lowest contract charges                  948,618        1.022001           969,489
    Highest contract charges                        394       10.376957             4,088
    Remaining contract charges                9,957,203              --        10,300,763
 2008  Lowest contract charges                1,079,157        0.850074           917,363
    Highest contract charges                     11,407        0.878562            10,022
    Remaining contract charges               12,311,978              --        10,584,165
 2007  Lowest contract charges                1,339,372        1.383280         1,852,727
    Highest contract charges                      1,004       14.343583            14,394
    Remaining contract charges               16,024,801              --        22,583,119
 2006  Lowest contract charges                1,357,842        1.386243         1,882,300
    Highest contract charges                      1,002       14.526096            14,588
    Remaining contract charges               18,511,731              --        26,086,585

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2010  Lowest contract charges                0.15%             4.35%              3.64%
    Highest contract charges                  0.17%               --               0.93%
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                0.15%             0.03%              3.23%
    Highest contract charges                  2.49%             0.05%              0.58%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                0.06%             7.14%             (0.85)%
    Highest contract charges                  2.30%             8.26%             (3.14)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                0.25%             6.16%              4.12%
    Highest contract charges                  2.06%               --               1.75%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.25%             1.92%              3.75%
    Highest contract charges                  2.30%             3.52%              1.65%
    Remaining contract charges                  --                --                 --
HARTFORD VALUE HLS FUND+
 2010  Lowest contract charges                0.25%             1.29%             14.38%
    Highest contract charges                  2.50%             1.92%             11.56%
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                0.25%             1.98%             24.06%
    Highest contract charges                  2.49%             3.14%             21.00%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                0.24%             6.01%            (34.20)%
    Highest contract charges                  2.30%             1.64%            (35.70)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                0.25%             1.25%              8.71%
    Highest contract charges                  2.23%             5.79%              6.23%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.26%             1.31%             21.52%
    Highest contract charges                  2.30%             0.02%             18.76%
    Remaining contract charges                  --                --                 --
HUNTINGTON VA INCOME EQUITY FUND
 2010  Lowest contract charges                1.15%             2.74%             10.51%
    Highest contract charges                  2.20%             2.56%              9.36%
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                1.15%               --              20.23%
    Highest contract charges                  0.14%               --              18.97%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                1.16%             5.73%            (38.55)%
    Highest contract charges                  2.11%             6.05%            (39.13)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                1.15%             1.79%             (0.21)%
    Highest contract charges                  2.19%             1.80%             (1.26)%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.15%             1.95%             11.30%
    Highest contract charges                  2.20%             1.92%             10.14%
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HUNTINGTON VA DIVIDEND CAPTURE FUND
 2010  Lowest contract charges                  841,776       $1.490689        $1,254,826
    Highest contract charges                      4,513       13.878935            62,637
    Remaining contract charges                6,865,317              --        10,682,584
 2009  Lowest contract charges                  940,156        1.309854         1,231,468
    Highest contract charges                      1,815       12.323949            22,362
    Remaining contract charges                9,451,791              --        13,114,718
 2008  Lowest contract charges                1,087,621        1.059100         1,151,899
    Highest contract charges                      1,475       10.069741            14,857
    Remaining contract charges               11,818,472              --        13,404,415
 2007  Lowest contract charges                1,381,922        1.489659         2,058,592
    Highest contract charges                      2,246       14.313076            32,142
    Remaining contract charges               15,236,926              --        24,513,578
 2006  Lowest contract charges                1,458,400        1.605338         2,341,225
    Highest contract charges                      2,295       15.587245            35,752
    Remaining contract charges               17,499,021              --        29,767,688
HUNTINGTON VA GROWTH FUND
 2010  Lowest contract charges                  984,757        0.789108           777,080
    Highest contract charges                      1,964       10.373694            20,376
    Remaining contract charges                6,026,438              --         5,095,073
 2009  Lowest contract charges                1,136,129        0.726565           825,471
    Highest contract charges                      1,072        9.652298            10,345
    Remaining contract charges                7,901,189              --         6,323,530
 2008  Lowest contract charges                1,131,416        0.633809           717,102
    Highest contract charges                        368        8.508838             3,135
    Remaining contract charges                9,283,332              --         6,421,695
 2007  Lowest contract charges                1,199,569        1.032542         1,238,605
    Highest contract charges                        368       14.008340             5,162
    Remaining contract charges               11,677,040              --        13,152,187
 2006  Lowest contract charges                1,326,826        0.910619         1,208,233
    Highest contract charges                        368       12.484412             4,600
    Remaining contract charges               13,960,102              --        13,493,654
HUNTINGTON VA MID CORP AMERICA FUND
 2010  Lowest contract charges                  441,886        1.749259           772,974
    Highest contract charges                      4,373       17.051615            74,570
    Remaining contract charges                3,504,959              --         6,509,933
 2009  Lowest contract charges                  487,764        1.440935           702,836
    Highest contract charges                      1,247       14.194290            17,704
    Remaining contract charges                4,789,031              --         7,418,777
 2008  Lowest contract charges                  525,098        1.085886           570,196
    Highest contract charges                        918       10.809544             9,926
    Remaining contract charges                6,176,596              --         7,328,315
 2007  Lowest contract charges                  808,981        1.795830         1,452,792
    Highest contract charges                      1,392       18.065743            25,145
    Remaining contract charges                7,560,872              --        14,970,819
 2006  Lowest contract charges                  903,142        1.670403         1,508,611
    Highest contract charges                      1,414       16.981289            23,996
    Remaining contract charges                8,883,372              --        16,040,145

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
HUNTINGTON VA DIVIDEND CAPTURE FUND
 2010  Lowest contract charges                1.15%             4.28%             13.81%
    Highest contract charges                  2.20%             4.36%             12.62%
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                1.15%               --              23.68%
    Highest contract charges                  2.20%               --              22.39%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                1.15%            10.40%            (28.90)%
    Highest contract charges                  2.21%            10.48%            (29.65)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                1.15%             3.38%             (7.21)%
    Highest contract charges                  2.20%             3.39%             (8.17)%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.15%             3.45%             15.25%
    Highest contract charges                  2.20%             3.60%             14.05%
    Remaining contract charges                  --                --                 --
HUNTINGTON VA GROWTH FUND
 2010  Lowest contract charges                1.15%             0.15%              8.61%
    Highest contract charges                  2.20%             0.10%              7.47%
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                1.15%               --              14.64%
    Highest contract charges                  2.20%               --              13.44%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                1.15%             1.09%            (38.62)%
    Highest contract charges                  2.21%             1.11%            (39.26)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                1.15%             0.42%             13.39%
    Highest contract charges                  2.19%             0.43%             12.21%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.15%             0.42%              6.52%
    Highest contract charges                  2.20%             0.42%              5.41%
    Remaining contract charges                  --                --                 --
HUNTINGTON VA MID CORP AMERICA FUND
 2010  Lowest contract charges                1.15%             0.66%             21.40%
    Highest contract charges                  2.20%             0.91%             20.13%
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                1.15%               --              32.70%
    Highest contract charges                  2.20%               --              31.31%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                1.16%             1.13%            (39.53)%
    Highest contract charges                  2.22%             1.16%            (40.17)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                1.15%             0.57%              7.51%
    Highest contract charges                  2.19%             0.57%              6.39%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.15%             0.40%              6.01%
    Highest contract charges                  2.20%             0.40%              4.90%
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HUNTINGTON VA NEW ECONOMY FUND
 2010  Lowest contract charges                  211,635       $1.371476          $290,252
    Highest contract charges                      3,458       13.582587            46,965
    Remaining contract charges                1,568,495              --         2,359,605
 2009  Lowest contract charges                  276,451        1.196339           330,730
    Highest contract charges                        365       11.973126             4,366
    Remaining contract charges                2,101,745              --         2,700,254
 2008  Lowest contract charges                  286,556        0.898746           257,541
    Highest contract charges                        394        9.089691             3,585
    Remaining contract charges                2,357,204              --         2,276,167
 2007  Lowest contract charges                  412,625        1.920209           792,326
    Highest contract charges                        642       19.625896            12,602
    Remaining contract charges                2,762,713              --         5,738,870
 2006  Lowest contract charges                  476,882        1.726573           823,372
    Highest contract charges                        663       17.832991            11,818
    Remaining contract charges                3,025,285              --         5,525,735
HUNTINGTON VA ROTATING MARKETS FUND
 2010  Lowest contract charges                   96,559        1.312717           126,755
    Highest contract charges                      1,320       14.281300            18,858
    Remaining contract charges                1,391,312              --         1,885,180
 2009  Lowest contract charges                  115,843        1.237100           143,309
    Highest contract charges                        404       13.600659             5,493
    Remaining contract charges                1,931,934              --         2,639,259
 2008  Lowest contract charges                  148,226        0.938245           139,073
    Highest contract charges                        437       10.423867             4,554
    Remaining contract charges                2,330,990              --         2,399,627
 2007  Lowest contract charges                  224,733        1.638240           368,166
    Highest contract charges                        465       18.393238             8,555
    Remaining contract charges                2,930,881              --         5,272,533
 2006  Lowest contract charges                  201,875        1.518849           306,618
    Highest contract charges                        488       17.232689             8,403
    Remaining contract charges                3,272,842              --         5,217,689
HUNTINGTON VA INTERNATIONAL EQUITY
 FUND
 2010  Lowest contract charges                  245,981        1.501412           369,319
    Highest contract charges                      7,211        1.402347            10,113
    Remaining contract charges                1,188,716              --         1,737,029
 2009  Lowest contract charges                  231,123        1.391064           321,507
    Highest contract charges                      1,494        1.316594             1,967
    Remaining contract charges                1,383,268              --         1,883,507
 2008  Lowest contract charges                  321,954        1.054282           339,431
    Highest contract charges                     14,141        1.010149            14,284
    Remaining contract charges                1,353,135              --         1,402,558
 2007  Lowest contract charges                  318,259        1.794137           571,000
    Highest contract charges                     14,141        1.735479            24,541
    Remaining contract charges                1,329,661              --         2,356,331
 2006  Lowest contract charges                   86,174        1.595122           137,458
    Highest contract charges                     10,935        1.557680            17,031
    Remaining contract charges                  785,074              --         1,240,140

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
HUNTINGTON VA NEW ECONOMY FUND
 2010  Lowest contract charges                1.15%             0.09%             14.64%
    Highest contract charges                  2.20%             0.15%             13.44%
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                1.15%               --              33.11%
    Highest contract charges                  2.20%               --              31.72%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                1.16%             0.79%            (53.20)%
    Highest contract charges                  2.22%             0.76%            (53.69)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                1.15%             0.16%             11.22%
    Highest contract charges                  2.19%             0.17%             10.05%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.15%             0.12%              9.02%
    Highest contract charges                  2.20%             0.12%              7.88%
    Remaining contract charges                  --                --                 --
HUNTINGTON VA ROTATING MARKETS FUND
 2010  Lowest contract charges                1.15%             1.14%              6.11%
    Highest contract charges                  2.20%             1.30%              5.00%
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                1.15%               --              31.85%
    Highest contract charges                  2.20%               --              30.48%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                1.16%             2.33%            (42.73)%
    Highest contract charges                  2.21%             2.59%            (43.33)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                1.15%             0.83%              7.86%
    Highest contract charges                  2.19%             0.83%              6.74%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.15%             0.65%             18.24%
    Highest contract charges                  2.20%             0.69%             17.01%
    Remaining contract charges                  --                --                 --
HUNTINGTON VA INTERNATIONAL EQUITY
 FUND
 2010  Lowest contract charges                1.15%             1.24%              7.93%
    Highest contract charges                  0.77%               --               6.81%
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                1.15%             0.05%             31.94%
    Highest contract charges                  2.15%             0.07%             30.63%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                1.15%             2.65%            (41.24)%
    Highest contract charges                  2.11%             2.74%            (41.79)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                1.14%             0.02%             12.48%
    Highest contract charges                  2.09%             0.02%             11.41%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.15%             1.12%             24.32%
    Highest contract charges                  2.10%             1.03%             23.15%
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                             UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
HUNTINGTON VA MACRO 100 FUND
 2010  Lowest contract charges            125,912     $0.991134          $124,796
    Highest contract charges                2,722      0.925708             2,519
    Remaining contract charges            830,025            --           798,509
 2009  Lowest contract charges            148,533      0.878576           130,497
    Highest contract charges                5,764      0.831507             4,792
    Remaining contract charges          1,344,247            --         1,148,323
 2008  Lowest contract charges            166,147      0.729270           121,166
    Highest contract charges              138,555      0.698715            96,811
    Remaining contract charges          1,419,625            --         1,014,040
 2007  Lowest contract charges            293,858      1.116207           328,006
    Highest contract charges              138,555      1.079664           149,593
    Remaining contract charges          2,068,358            --         2,273,475
 2006  Lowest contract charges            383,722      1.161549           445,712
    Highest contract charges               24,272      1.135683            27,566
    Remaining contract charges          2,510,211            --         2,884,852
HUNTINGTON VA MORTGAGE SECURITIES
 FUND
 2010  Lowest contract charges            125,984      1.226229           154,485
    Highest contract charges                1,888      1.145312             2,162
    Remaining contract charges            697,559            --           827,762
 2009  Lowest contract charges             34,767      1.182617            41,117
    Highest contract charges              142,240      1.122372           159,647
    Remaining contract charges            707,369            --           817,033
 2008  Lowest contract charges             29,659      1.134343            33,644
    Highest contract charges              142,240      1.086835           154,592
    Remaining contract charges            904,447            --         1,009,474
 2007  Lowest contract charges             22,115      1.123329            24,843
    Highest contract charges              142,240      1.086553           154,552
    Remaining contract charges            844,460            --           937,750
 2006  Lowest contract charges              9,161      1.093359            10,016
    Highest contract charges              141,554      1.071695           151,703
    Remaining contract charges            835,276            --           906,793
HUNTINGTON VA SITUS FUND
 2010  Lowest contract charges            308,663      1.460334           450,751
    Highest contract charges               35,523      1.363957            48,452
    Remaining contract charges          1,431,770            --         2,021,591
 2009  Lowest contract charges            280,919      1.139746           320,177
    Highest contract charges                2,512      1.075758             2,703
    Remaining contract charges          1,859,677            --         2,058,381
 2008  Lowest contract charges            236,475      0.867163           205,063
    Highest contract charges                2,514      0.827111             2,079
    Remaining contract charges          1,981,880            --         1,677,294
 2007  Lowest contract charges            250,056      1.492538           373,218
    Highest contract charges                2,514      1.438651             3,617
    Remaining contract charges          2,088,909            --         3,061,214
 2006  Lowest contract charges            276,672      1.355598           375,056
    Highest contract charges                2,512      1.320436             3,319
    Remaining contract charges          2,160,921            --         2,893,084

                                                     INVESTMENT
                                       EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                            RATIO*         RATIO**         RETURN***
----------------------------------  ----------------------------------------------
HUNTINGTON VA MACRO 100 FUND
 2010  Lowest contract charges           1.15%           0.84%           12.81%
    Highest contract charges             0.31%             --            11.63%
    Remaining contract charges             --              --               --
 2009  Lowest contract charges           1.15%             --            20.47%
    Highest contract charges             0.09%             --            19.27%
    Remaining contract charges             --              --               --
 2008  Lowest contract charges           1.16%           1.29%          (34.67)%
    Highest contract charges             2.11%           1.88%          (35.28)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           1.15%           0.43%           (3.90)%
    Highest contract charges             2.04%           0.02%           (4.81)%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           1.15%           0.16%            6.04%
    Highest contract charges             2.05%           0.16%            5.09%
    Remaining contract charges             --              --               --
HUNTINGTON VA MORTGAGE SECURITIES
 FUND
 2010  Lowest contract charges           1.15%           2.85%            3.69%
    Highest contract charges             0.77%             --             2.60%
    Remaining contract charges             --              --               --
 2009  Lowest contract charges           1.15%             --             4.26%
    Highest contract charges             2.10%             --             3.27%
    Remaining contract charges             --              --               --
 2008  Lowest contract charges           1.16%           8.00%            0.98%
    Highest contract charges             2.10%           8.16%            0.03%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           1.14%           2.39%            2.74%
    Highest contract charges             2.04%             --             1.77%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           1.15%           1.29%            4.68%
    Highest contract charges             1.96%             --             3.85%
    Remaining contract charges             --              --               --
HUNTINGTON VA SITUS FUND
 2010  Lowest contract charges           1.15%           0.42%           28.13%
    Highest contract charges             2.20%           0.58%           26.79%
    Remaining contract charges             --              --               --
 2009  Lowest contract charges           1.15%             --            31.43%
    Highest contract charges             2.20%             --            30.06%
    Remaining contract charges             --              --               --
 2008  Lowest contract charges           1.15%           0.23%          (41.90)%
    Highest contract charges             2.21%           0.23%          (42.51)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           1.15%           0.30%           10.10%
    Highest contract charges             2.19%           0.32%            8.95%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           1.15%           0.07%            3.64%
    Highest contract charges             2.20%           0.06%            2.56%
    Remaining contract charges             --              --               --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
BLACKROCK GLOBAL OPPORTUNITIES VI
 FUND+
 2010  Lowest contract charges                   11,313       $1.241823           $14,048
    Highest contract charges                     64,952        1.507935            97,943
    Remaining contract charges                       --              --                 1
 2009  Lowest contract charges                   16,568        1.130493            18,730
    Highest contract charges                     68,125        1.380316            94,034
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   16,593        0.843869            14,002
    Highest contract charges                     28,160        1.036040            29,175
    Remaining contract charges                   12,347              --            10,255
 2007  Lowest contract charges                   45,874        1.580315            72,496
    Highest contract charges                     35,142        1.950928            68,560
    Remaining contract charges                   18,334              --            28,574
 2006  Lowest contract charges                   66,557        1.169006            77,806
    Highest contract charges                     35,363        1.451107            51,315
    Remaining contract charges                   47,005              --            53,958
BLACKROCK LARGE CAP GROWTH V.I. FUND
 2010  Lowest contract charges                   40,940        0.907311            37,146
    Highest contract charges                     77,853        1.056789            82,274
    Remaining contract charges                    7,171              --             6,272
 2009  Lowest contract charges                   46,783        0.791532            37,031
    Highest contract charges                     79,974        0.927014            74,137
    Remaining contract charges                   25,097              --            19,218
 2008  Lowest contract charges                   48,708        0.635208            30,940
    Highest contract charges                     47,993        0.748027            35,900
    Remaining contract charges                   34,135              --            21,127
 2007  Lowest contract charges                   48,615        1.084639            52,730
    Highest contract charges                     13,044        1.284329            16,753
    Remaining contract charges                   51,517              --            54,553
 2006  Lowest contract charges                   75,713        1.013309            76,721
    Highest contract charges                      6,312        1.206478             7,616
    Remaining contract charges                   77,060              --            76,434
UIF U.S. REAL ESTATE PORTFOLIO+
 2010  Lowest contract charges                   58,848       10.260478           603,812
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2009  Lowest contract charges                   42,694        8.021187           342,460
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   43,406        6.320884           274,365
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   49,349       10.332046           509,875
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   63,473       12.646499           802,715
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
BLACKROCK GLOBAL OPPORTUNITIES VI
 FUND+
 2010  Lowest contract charges                1.25%             3.09%              9.85%
    Highest contract charges                  1.80%             3.15%              9.25%
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                1.25%             0.16%             31.06%
    Highest contract charges                  1.80%             0.15%             30.34%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                1.26%             0.35%            (46.60)%
    Highest contract charges                  1.80%             0.21%            (46.90)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                1.25%             0.91%             35.19%
    Highest contract charges                  1.79%             1.15%             34.44%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.25%             0.98%             20.50%
    Highest contract charges                  1.80%             1.11%             19.84%
    Remaining contract charges                  --                --                 --
BLACKROCK LARGE CAP GROWTH V.I. FUND
 2010  Lowest contract charges                1.25%             1.10%             14.05%
    Highest contract charges                  1.80%             1.14%             13.43%
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                1.25%             0.01%             24.61%
    Highest contract charges                  1.80%             0.01%             23.93%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                1.25%             0.46%            (41.44)%
    Highest contract charges                  1.79%             0.53%            (41.76)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                1.25%             0.28%              7.04%
    Highest contract charges                  1.78%             0.56%              6.45%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.25%             0.29%              5.88%
    Highest contract charges                  1.80%             0.29%              5.30%
    Remaining contract charges                  --                --                 --
UIF U.S. REAL ESTATE PORTFOLIO+
 2010  Lowest contract charges                1.25%             1.97%             27.92%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                1.25%             2.76%             26.90%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                1.25%             2.80%            (38.82)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                1.25%             0.87%            (18.30)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.89%             0.26%             26.83%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. EQUITY AND
 INCOME FUND+
 2010  Lowest contract charges                   35,370      $11.439720          $404,618
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2009  Lowest contract charges                   41,685       10.339649           431,004
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   44,720        8.547496           382,243
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   46,852       11.193797           524,454
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   18,630       10.966011           204,299
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
UIF MID CAP GROWTH PORTFOLIO+
 2010  Lowest contract charges                   70,208       12.835637           901,163
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2009  Lowest contract charges                   52,800        9.826160           518,824
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   38,379        6.322562           242,654
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   37,983       12.037715           457,234
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   33,953        9.941094           337,533
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
INVESCO VAN KAMPEN V.I. EQUITY AND
 INCOME FUND+
 2010  Lowest contract charges                1.25%             2.05%             10.64%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                1.25%             2.91%             20.97%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                1.25%             2.27%            (23.64)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                1.24%             1.80%              2.08%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.90%             0.11%              9.59%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
UIF MID CAP GROWTH PORTFOLIO+
 2010  Lowest contract charges                1.25%               --              30.63%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                1.25%               --              55.41%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                1.25%             0.67%            (47.48)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                1.25%               --              21.09%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.90%               --              (0.21)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      UNIT           CONTRACT
SUB-ACCOUNT                           UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------
MTB MANAGED ALLOCATION FUND --
 MODERATE GROWTH II
 2010  Lowest contract charges           757,194      $1.154570          $874,234
    Highest contract charges              16,835       1.094031            18,418
    Remaining contract charges         1,634,624             --         1,840,972
 2009  Lowest contract charges           920,811       1.056330           972,680
    Highest contract charges              16,841       1.008982            16,992
    Remaining contract charges         1,903,476             --         1,955,293
 2008  Lowest contract charges         1,032,262       0.850690           878,135
    Highest contract charges              16,855       0.819082            13,806
    Remaining contract charges         2,431,009             --         2,021,051
 2007  Lowest contract charges         1,089,955       1.213306         1,322,449
    Highest contract charges              70,507       1.177618            83,030
    Remaining contract charges         2,449,958             --         2,919,178
 2006  Lowest contract charges         1,204,542       1.148226         1,383,086
    Highest contract charges              72,734       1.123383            81,707
    Remaining contract charges         2,502,440             --         2,835,498
COLUMBIA MARSICO INTERNATIONAL
 OPPORTUNITIES FUND VS
 2010  Lowest contract charges         2,742,008       2.030891         5,568,719
    Highest contract charges                 615      16.309610            10,037
    Remaining contract charges         6,054,427             --        11,358,664
 2009  Lowest contract charges         3,805,640       1.808164         6,881,220
    Highest contract charges              33,352       1.388748            46,317
    Remaining contract charges         7,569,137             --        12,674,742
 2008  Lowest contract charges         5,930,720       1.327250         7,871,548
    Highest contract charges              36,905       1.029623            37,999
    Remaining contract charges         8,628,818             --        10,674,861
 2007  Lowest contract charges         8,454,591       2.608992        22,057,961
    Highest contract charges              37,207       2.044336            76,063
    Remaining contract charges         9,921,071             --        24,397,575
 2006  Lowest contract charges        10,395,109       2.207440        22,946,580
    Highest contract charges             131,999       2.105532           277,926
    Remaining contract charges        11,083,190             --        23,157,204

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
MTB MANAGED ALLOCATION FUND --
 MODERATE GROWTH II
 2010  Lowest contract charges         1.15%           0.70%            9.29%
    Highest contract charges           1.95%           0.73%            8.42%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.15%             --            24.17%
    Highest contract charges           1.95%             --            23.18%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.15%           1.38%          (29.89)%
    Highest contract charges           1.97%           0.40%          (30.45)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.15%           2.03%            5.67%
    Highest contract charges           1.94%           2.05%            4.83%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.15%           2.56%            9.12%
    Highest contract charges           1.95%           2.52%            8.25%
    Remaining contract charges           --              --               --
COLUMBIA MARSICO INTERNATIONAL
 OPPORTUNITIES FUND VS
 2010  Lowest contract charges         1.25%           0.66%           12.32%
    Highest contract charges           1.39%           0.69%           11.03%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.25%           1.75%           36.23%
    Highest contract charges           2.25%           1.95%           34.88%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.26%           1.23%          (49.13)%
    Highest contract charges           2.26%           1.28%          (49.64)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.25%           0.11%           18.19%
    Highest contract charges           2.15%             --            17.02%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.25%           0.28%           21.69%
    Highest contract charges           2.15%           0.28%           20.60%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                      UNIT           CONTRACT
SUB-ACCOUNT                           UNITS       FAIR VALUE #    OWNERS' EQUITY
---------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND VS
 2010  Lowest contract charges         1,516,276      $1.887510        $2,861,986
    Highest contract charges                 314      15.875021             4,990
    Remaining contract charges         4,791,871             --         8,666,300
 2009  Lowest contract charges         2,156,262       1.707138         3,681,037
    Highest contract charges              62,828       1.578108            99,149
    Remaining contract charges         6,065,161             --         9,942,043
 2008  Lowest contract charges         2,937,566       1.199137         3,522,545
    Highest contract charges              66,951       1.119636            74,960
    Remaining contract charges         7,194,346             --         8,329,418
 2007  Lowest contract charges         4,417,813       1.614186         7,131,171
    Highest contract charges              69,959       1.522332           106,501
    Remaining contract charges         8,851,487             --        13,872,330
 2006  Lowest contract charges         5,387,278       1.604881         8,645,939
    Highest contract charges             125,395       1.533438           192,288
    Remaining contract charges         9,676,903             --        15,153,154
COLUMBIA MARSICO FOCUSED
 EQUITIES FUND VS
 2010  Lowest contract charges        10,787,975       1.774331        19,141,436
    Highest contract charges              37,192       1.134097            42,179
    Remaining contract charges         6,927,134             --        11,392,959
 2009  Lowest contract charges        13,527,217       1.513350        20,471,414
    Highest contract charges              37,192       0.977000            36,336
    Remaining contract charges         8,317,888             --        11,711,727
 2008  Lowest contract charges        18,630,149       1.190899        22,186,626
    Highest contract charges              41,591       0.776557            32,298
    Remaining contract charges         9,779,804             --        10,944,348
 2007  Lowest contract charges        24,819,121       2.054405        50,988,526
    Highest contract charges              41,591       1.353123            56,278
    Remaining contract charges        11,603,877             --        22,611,865
 2006  Lowest contract charges        33,275,996       1.831624        60,949,113
    Highest contract charges              44,151       1.746964            77,130
    Remaining contract charges        13,665,874             --        23,872,312
COLUMBIA ASSET ALLOCATION FUND
 VS
 2010  Lowest contract charges         1,743,315       1.221589         2,129,615
    Highest contract charges              18,631       1.123909            20,939
    Remaining contract charges         1,586,019             --         1,856,452
 2009  Lowest contract charges         2,156,281       1.090513         2,351,452
    Highest contract charges               2,680       1.012378             2,713
    Remaining contract charges         1,819,356             --         1,908,563
 2008  Lowest contract charges         2,711,059       0.890486         2,414,160
    Highest contract charges              33,188       0.834169            27,684
    Remaining contract charges         2,302,071             --         1,986,107
 2007  Lowest contract charges         4,497,187       1.258007         5,657,493
    Highest contract charges              33,190       1.189120            39,467
    Remaining contract charges         2,616,105             --         3,208,284
 2006  Lowest contract charges         4,640,164       1.166797         5,414,129
    Highest contract charges              31,888       1.112869            35,488
    Remaining contract charges         2,669,599             --         3,048,152

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
COLUMBIA HIGH YIELD FUND VS
 2010  Lowest contract charges         1.25%           7.58%           10.57%
    Highest contract charges           1.39%           8.14%            9.30%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.25%          10.01%           42.36%
    Highest contract charges           2.25%          10.38%           40.95%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.25%          10.21%          (25.71)%
    Highest contract charges           2.25%          10.48%          (26.45)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.25%           4.90%            0.58%
    Highest contract charges           2.21%             --            (0.42)%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.25%           2.43%            9.87%
    Highest contract charges           2.15%           2.53%            8.88%
    Remaining contract charges           --              --               --
COLUMBIA MARSICO FOCUSED
 EQUITIES FUND VS
 2010  Lowest contract charges         1.25%           0.44%           17.25%
    Highest contract charges           2.25%           0.44%           16.08%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.25%           0.63%           27.08%
    Highest contract charges           2.25%           0.69%           25.81%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.26%           0.10%          (42.03)%
    Highest contract charges           2.26%           0.10%          (42.61)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.25%           0.11%           12.16%
    Highest contract charges           1.97%             --            11.05%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.25%             --             6.93%
    Highest contract charges           2.15%             --             5.97%
    Remaining contract charges           --              --               --
COLUMBIA ASSET ALLOCATION FUND
 VS
 2010  Lowest contract charges         1.25%           2.63%           12.02%
    Highest contract charges           2.15%           3.07%           11.02%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges         1.25%           4.00%           22.46%
    Highest contract charges           2.18%           1.64%           21.36%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges         1.25%           3.53%          (29.22)%
    Highest contract charges           2.15%           3.31%          (29.85)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.25%           2.78%            7.82%
    Highest contract charges           2.14%           2.79%            6.85%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           2.56%            5.19%
    Highest contract charges           1.46%           2.51%            4.56%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    UNIT          CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #   OWNERS' EQUITY
------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND VS
 2010  Lowest contract charges       7,731,149     $1.776096       $13,731,261
    Highest contract charges               600     14.851559             8,915
    Remaining contract charges       5,916,076            --         9,234,010
 2009  Lowest contract charges       9,185,983      1.479611        13,591,682
    Highest contract charges           497,173      0.947371           471,007
    Remaining contract charges       7,124,455            --         9,611,077
 2008  Lowest contract charges      12,306,181      1.182832        14,556,145
    Highest contract charges           530,723      0.764961           405,982
    Remaining contract charges       8,149,343            --         8,877,265
 2007  Lowest contract charges      16,056,477      1.977966        31,759,165
    Highest contract charges           557,891      1.292074           720,836
    Remaining contract charges       9,489,617            --        17,448,032
 2006  Lowest contract charges      21,597,400      1.704873        36,820,823
    Highest contract charges           185,160      1.626119           301,114
    Remaining contract charges      10,983,676            --        17,490,446
COLUMBIA MARSICO 21ST CENTURY
 FUND VS
 2010  Lowest contract charges       2,559,302      1.161491         2,972,606
    Highest contract charges             3,301      1.545873             5,102
    Remaining contract charges       2,194,265            --         2,542,595
 2009  Lowest contract charges       3,209,323      1.001683         3,214,724
    Highest contract charges             3,301      1.346555             4,445
    Remaining contract charges       2,801,659            --         2,828,907
 2008  Lowest contract charges       4,264,923      0.798229         3,404,385
    Highest contract charges             3,691      1.083829             4,001
    Remaining contract charges       3,464,222            --         2,769,798
 2007  Lowest contract charges       5,825,464      1.432253         8,343,538
    Highest contract charges             3,691      1.964289             7,250
    Remaining contract charges       4,571,855            --         6,591,519
 2006  Lowest contract charges       6,581,372      1.215781         8,001,507
    Highest contract charges            42,286      1.159638            49,037
    Remaining contract charges       4,662,849            --         5,723,179

                                                   INVESTMENT
                                    EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**         RETURN***
-------------------------------  -------------------------------------------------
COLUMBIA MARSICO GROWTH FUND VS
 2010  Lowest contract charges        1.25%            0.12%            20.04%
    Highest contract charges          1.39%            0.05%            18.67%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        1.25%            0.74%            25.09%
    Highest contract charges          2.25%            0.78%            23.85%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        1.26%            0.32%           (40.20)%
    Highest contract charges          2.26%            0.32%           (40.80)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        1.25%            0.08%            16.02%
    Highest contract charges          2.21%              --             14.87%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        1.25%              --              4.78%
    Highest contract charges          2.15%              --              3.84%
    Remaining contract charges          --               --                --
COLUMBIA MARSICO 21ST CENTURY
 FUND VS
 2010  Lowest contract charges        1.25%              --             15.95%
    Highest contract charges          2.25%              --             14.80%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        1.25%            0.12%            25.49%
    Highest contract charges          2.25%            0.13%            24.24%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        1.26%              --            (44.27)%
    Highest contract charges          2.26%              --            (44.82)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        1.25%            0.50%            17.81%
    Highest contract charges          1.96%              --             16.63%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        1.25%            0.18%            18.26%
    Highest contract charges          2.15%            0.18%            17.20%
    Remaining contract charges          --               --                --

-------------------------------------------------------------------------------

                                                    UNIT          CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #   OWNERS' EQUITY
------------------------------------------------------------------------------
COLUMBIA MARSICO MIDCAP GROWTH
 FUND VS
 2010  Lowest contract charges       2,152,451     $1.110415        $2,390,114
    Highest contract charges             1,583     18.334359            29,023
    Remaining contract charges      10,671,699            --        11,282,314
 2009  Lowest contract charges       2,534,944      0.864396         2,191,196
    Highest contract charges            63,482      0.794653            50,446
    Remaining contract charges      13,714,368            --        11,373,172
 2008  Lowest contract charges       3,442,644      0.608492         2,094,821
    Highest contract charges            70,492      0.565015            39,829
    Remaining contract charges      15,143,510            --         8,895,519
 2007  Lowest contract charges       4,785,937      1.105893         5,292,734
    Highest contract charges            68,579      1.037212            71,131
    Remaining contract charges      16,976,499            --        18,223,774
 2006  Lowest contract charges       6,184,624      0.934126         5,777,218
    Highest contract charges           484,819      0.894090           433,473
    Remaining contract charges      18,532,671            --        16,897,499
OPPENHEIMER GLOBAL SECURITIES
 FUND
 2010  Lowest contract charges          79,672     10.509576           837,319
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
 2009  Lowest contract charges          74,507      9.197528           685,284
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                 1
 2008  Lowest contract charges          72,908      6.683021           487,248
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
 2007  Lowest contract charges          73,637     11.341169           835,135
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
 2006  Lowest contract charges          37,907     10.825433           410,361
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
PUTNAM VT SMALL CAP VALUE
 2010  Lowest contract charges          42,163      8.820300           371,887
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
 2009  Lowest contract charges          29,229      7.089139           207,211
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
 2008  Lowest contract charges          28,190      5.457445           153,846
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
 2007  Lowest contract charges          35,097      9.113363           319,847
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
 2006  Lowest contract charges          27,871     10.572820           294,675
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --

                                                   INVESTMENT
                                    EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**         RETURN***
-------------------------------  -------------------------------------------------
COLUMBIA MARSICO MIDCAP GROWTH
 FUND VS
 2010  Lowest contract charges        1.25%            0.06%            28.46%
    Highest contract charges          0.17%              --             27.06%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        1.25%              --             42.06%
    Highest contract charges          2.25%              --             40.64%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        1.26%              --            (44.98)%
    Highest contract charges          2.26%              --            (45.53)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        1.25%            0.11%            18.39%
    Highest contract charges          2.03%              --             17.21%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        1.25%              --             16.23%
    Highest contract charges          2.15%              --             15.19%
    Remaining contract charges          --               --                --
OPPENHEIMER GLOBAL SECURITIES
 FUND
 2010  Lowest contract charges        1.25%            1.20%            14.27%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        1.25%            1.81%            37.63%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        1.25%            1.26%           (41.07)%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        1.24%            0.90%             4.76%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        0.89%              --              7.84%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
PUTNAM VT SMALL CAP VALUE
 2010  Lowest contract charges        1.25%            0.28%            24.42%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        1.25%            1.33%            29.90%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        1.26%            1.57%           (40.12)%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        1.25%            0.51%           (13.80)%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        0.89%              --              5.84%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    UNIT          CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #   OWNERS' EQUITY
------------------------------------------------------------------------------
PIMCO VIT REAL RETURN
 2010  Lowest contract charges         143,115    $12.851145        $1,839,193
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
 2009  Lowest contract charges         138,791     12.035212         1,670,385
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
 2008  Lowest contract charges          96,653     10.294340           994,980
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
 2007  Lowest contract charges          62,687     11.215001           703,039
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
 2006  Lowest contract charges           8,977     10.261335            92,112
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
PIONEER FUND VCT PORTFOLIO
 2010  Lowest contract charges         430,479      1.114727           479,867
    Highest contract charges               114      1.049341               119
    Remaining contract charges      21,055,294            --        22,987,608
 2009  Lowest contract charges         505,711      0.974389           492,759
    Highest contract charges             2,609     12.378607            32,292
    Remaining contract charges      29,277,121            --        28,053,815
 2008  Lowest contract charges         685,241      0.789105           540,727
    Highest contract charges             1,340      0.760108             1,018
    Remaining contract charges      39,609,977            --        30,863,672
 2007  Lowest contract charges         891,695      1.216169         1,084,452
    Highest contract charges             1,341      1.185067             1,589
    Remaining contract charges      61,345,782            --        73,956,430
 2006  Lowest contract charges         808,646      1.174047           949,388
    Highest contract charges               852      1.157257               984
    Remaining contract charges      38,612,047            --        45,085,478
PIONEER MID CAP VALUE VCT
 PORTFOLIO
 2010  Lowest contract charges          27,998     10.478749           293,387
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
 2009  Lowest contract charges          33,904      9.000113           305,140
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
 2008  Lowest contract charges          20,485      7.275384           149,037
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
 2007  Lowest contract charges          23,439     11.121410           260,680
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --
 2006  Lowest contract charges          12,507     10.689866           133,702
    Highest contract charges                --            --                --
    Remaining contract charges              --            --                --

                                                   INVESTMENT
                                    EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**         RETURN***
-------------------------------  -------------------------------------------------
PIMCO VIT REAL RETURN
 2010  Lowest contract charges        1.25%            1.42%             6.78%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        1.25%            3.12%            16.91%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        1.25%            3.52%            (8.21)%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        1.24%            4.58%             9.29%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        0.89%            3.25%             2.10%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
PIONEER FUND VCT PORTFOLIO
 2010  Lowest contract charges        1.15%            1.11%            14.40%
    Highest contract charges          2.89%            1.11%            13.10%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        1.15%            1.54%            23.48%
    Highest contract charges          2.38%            2.01%            21.95%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        1.15%            1.48%           (35.12)%
    Highest contract charges          2.31%            1.54%           (35.86)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        1.15%            1.00%             3.59%
    Highest contract charges          2.29%            1.06%             2.40%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        1.15%            1.11%            15.02%
    Highest contract charges          2.34%            1.11%            13.71%
    Remaining contract charges          --               --                --
PIONEER MID CAP VALUE VCT
 PORTFOLIO
 2010  Lowest contract charges        1.25%            0.89%            16.43%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        1.25%            1.37%            23.71%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        1.26%            0.83%           (34.58)%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        1.24%            0.66%             4.04%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        0.90%              --              6.83%
    Highest contract charges            --               --                --
    Remaining contract charges          --               --                --

-------------------------------------------------------------------------------

                                                    UNIT          CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #   OWNERS' EQUITY
------------------------------------------------------------------------------
JENNISON 20/20 FOCUS PORTFOLIO
 2010  Lowest contract charges         145,528     $1.528914          $222,501
    Highest contract charges            32,903      1.477902            48,627
    Remaining contract charges         106,566            --           158,734
 2009  Lowest contract charges         148,719      1.441969           214,449
    Highest contract charges            32,907      1.401550            46,120
    Remaining contract charges         150,839            --           212,202
 2008  Lowest contract charges         168,842      0.927612           156,620
    Highest contract charges            32,912      0.906580            29,837
    Remaining contract charges         227,233            --           206,872
 2007  Lowest contract charges         235,796      1.549956           365,473
    Highest contract charges            32,916      1.523171            50,136
    Remaining contract charges         230,427            --           351,772
 2006  Lowest contract charges         245,322      1.425231           349,640
    Highest contract charges            32,919      1.408321            46,359
    Remaining contract charges         441,000            --           621,226
JENNISON PORTFOLIO
 2010  Lowest contract charges         545,194      0.701417           382,409
    Highest contract charges            54,940      0.947846            52,074
    Remaining contract charges       1,052,985            --           732,119
 2009  Lowest contract charges         584,266      0.637286           372,344
    Highest contract charges            70,370      0.865928            60,935
    Remaining contract charges       1,070,020            --           677,483
 2008  Lowest contract charges         607,740      0.452576           275,049
    Highest contract charges            70,380      0.618329            43,518
    Remaining contract charges         862,322            --           389,771
 2007  Lowest contract charges         711,416      0.733898           522,107
    Highest contract charges            85,782      1.008222            86,487
    Remaining contract charges       1,032,223            --           825,733
 2006  Lowest contract charges         736,788      0.666147           490,809
    Highest contract charges            86,649      0.920193            79,734
    Remaining contract charges       1,147,097            --           829,429
PRUDENTIAL VALUE PORTFOLIO
 2010  Lowest contract charges          75,829      1.271226            96,396
    Highest contract charges           110,621      1.193215           131,994
    Remaining contract charges         395,925            --           488,259
 2009  Lowest contract charges          76,205      1.135240            86,511
    Highest contract charges           118,181      1.073058           126,815
    Remaining contract charges         353,408            --           391,965
 2008  Lowest contract charges          97,530      0.813013            79,293
    Highest contract charges           120,200      0.773874            93,020
    Remaining contract charges         421,053            --           335,508
 2007  Lowest contract charges         143,502      1.433148           205,659
    Highest contract charges           125,493      1.373749           172,396
    Remaining contract charges         430,329            --           606,809
 2006  Lowest contract charges         155,748      1.411305           219,808
    Highest contract charges           125,887      1.367992           172,215
    Remaining contract charges         501,983            --           697,354

                                                   INVESTMENT
                                    EXPENSE          INCOME            TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**         RETURN***
-------------------------------  -------------------------------------------------
JENNISON 20/20 FOCUS PORTFOLIO
 2010  Lowest contract charges        1.25%              --              6.03%
    Highest contract charges          1.80%              --              5.45%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        1.25%              --             55.45%
    Highest contract charges          1.80%              --             54.60%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        1.25%              --            (40.15)%
    Highest contract charges          1.81%              --            (40.48)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        1.25%            0.12%             8.75%
    Highest contract charges          1.79%            0.12%             8.16%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        1.25%              --             12.20%
    Highest contract charges          1.80%              --             11.58%
    Remaining contract charges          --               --                --
JENNISON PORTFOLIO
 2010  Lowest contract charges        1.25%            0.02%            10.06%
    Highest contract charges          1.80%            0.02%             9.46%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        1.25%            0.28%            40.81%
    Highest contract charges          1.80%            0.28%            40.04%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        1.25%            0.07%           (38.33)%
    Highest contract charges          1.81%            0.06%           (38.67)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        1.25%              --             10.17%
    Highest contract charges          1.80%              --              9.57%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        1.25%              --              0.11%
    Highest contract charges          1.80%              --             (0.44)%
    Remaining contract charges          --               --                --
PRUDENTIAL VALUE PORTFOLIO
 2010  Lowest contract charges        1.25%            0.33%            11.98%
    Highest contract charges          1.95%            0.33%            11.20%
    Remaining contract charges          --               --                --
 2009  Lowest contract charges        1.25%            1.68%            39.63%
    Highest contract charges          1.95%            1.65%            38.66%
    Remaining contract charges          --               --                --
 2008  Lowest contract charges        1.26%            1.55%           (43.27)%
    Highest contract charges          1.96%            1.39%           (43.67)%
    Remaining contract charges          --               --                --
 2007  Lowest contract charges        1.25%            1.00%             1.55%
    Highest contract charges          1.93%            3.48%             0.84%
    Remaining contract charges          --               --                --
 2006  Lowest contract charges        1.25%            1.01%            17.94%
    Highest contract charges          1.80%            1.02%            17.30%
    Remaining contract charges          --               --                --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                             UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
PRUDENTIAL SERIES INTERNATIONAL
 GROWTH
 2010  Lowest contract charges              3,559     $1.053318            $3,749
    Highest contract charges                4,874      0.988689             4,819
    Remaining contract charges            130,141            --           133,057
 2009  Lowest contract charges              3,250      0.937144             3,046
    Highest contract charges                4,874      0.885824             4,317
    Remaining contract charges            136,656            --           123,773
 2008  Lowest contract charges             34,572      0.695495            24,044
    Highest contract charges                4,874      0.662031             3,227
    Remaining contract charges            226,594            --           152,752
 2007  Lowest contract charges             51,072      1.422348            72,641
    Highest contract charges              108,352      1.371148           148,566
    Remaining contract charges            127,848            --           178,525
 2006  Lowest contract charges             43,151      1.209005            52,170
    Highest contract charges               41,032      1.153893            47,344
    Remaining contract charges            244,243            --           288,275
ROYCE SMALL-CAP PORTFOLIO
 2010  Lowest contract charges            128,099     11.433593         1,464,636
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --
 2009  Lowest contract charges            114,114      9.605984         1,096,175
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --
 2008  Lowest contract charges            109,655      7.194285           788,886
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --
 2007  Lowest contract charges             94,510     10.003939           945,471
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --
 2006  Lowest contract charges             42,147     10.350967           436,268
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --
LEGG MASON CLEARBRIDGE
 APPRECIATION FUND
 2010  Lowest contract charges              9,568     15.544199           148,729
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --
 2009  Lowest contract charges              9,570     13.958545           133,582
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --
 2008  Lowest contract charges              9,572     11.610712           111,140
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --
 2007  Lowest contract charges              9,574     16.529297           158,248
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --
 2006  Lowest contract charges             11,174     15.438493           172,514
    Highest contract charges                   --            --                --
    Remaining contract charges                 --            --                --

                                                     INVESTMENT
                                       EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                            RATIO*         RATIO**         RETURN***
----------------------------------  ----------------------------------------------
PRUDENTIAL SERIES INTERNATIONAL
 GROWTH
 2010  Lowest contract charges           1.25%           1.11%           12.40%
    Highest contract charges             1.95%           1.18%           11.61%
    Remaining contract charges             --              --               --
 2009  Lowest contract charges           1.26%           1.91%           34.75%
    Highest contract charges             1.95%           1.29%           33.80%
    Remaining contract charges             --              --               --
 2008  Lowest contract charges           1.25%           1.17%          (51.10)%
    Highest contract charges             1.95%           1.44%          (51.44)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           1.25%           0.43%           17.65%
    Highest contract charges             1.79%           0.36%           17.00%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           1.25%           1.65%           18.99%
    Highest contract charges             2.15%           1.61%           17.93%
    Remaining contract charges             --              --               --
ROYCE SMALL-CAP PORTFOLIO
 2010  Lowest contract charges           1.25%           0.13%           19.03%
    Highest contract charges               --              --               --
    Remaining contract charges             --              --               --
 2009  Lowest contract charges           1.25%             --            33.52%
    Highest contract charges               --              --               --
    Remaining contract charges             --              --               --
 2008  Lowest contract charges           1.25%           0.66%          (28.09)%
    Highest contract charges               --              --               --
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           1.24%           0.06%           (3.35)%
    Highest contract charges               --              --               --
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           0.90%           0.10%            3.82%
    Highest contract charges               --              --               --
    Remaining contract charges             --              --               --
LEGG MASON CLEARBRIDGE
 APPRECIATION FUND
 2010  Lowest contract charges           1.00%           1.51%           11.36%
    Highest contract charges               --              --               --
    Remaining contract charges             --              --               --
 2009  Lowest contract charges           1.00%           1.75%           20.22%
    Highest contract charges               --              --               --
    Remaining contract charges             --              --               --
 2008  Lowest contract charges           1.00%           1.00%          (29.76)%
    Highest contract charges               --              --               --
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           1.00%           0.81%            7.07%
    Highest contract charges               --              --               --
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           1.00%           0.89%           13.44%
    Highest contract charges               --              --               --
    Remaining contract charges             --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                             UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
WESTERN ASSET MONEY MARKET FUND
 2010  Lowest contract charges              3,807     $3.542836           $13,487
    Highest contract charges               48,411      3.666006           177,474
    Remaining contract charges                 --            --                --
 2009  Lowest contract charges              3,814      3.572710            13,626
    Highest contract charges               48,438      3.696925           179,071
    Remaining contract charges                 --            --                --
 2008  Lowest contract charges              3,821      3.595495            13,738
    Highest contract charges               57,223      3.720517           212,900
    Remaining contract charges                 --            --                --
 2007  Lowest contract charges              3,828      3.535811            13,535
    Highest contract charges               59,710      3.658758           218,463
    Remaining contract charges                 --            --                --
 2006  Lowest contract charges              3,835      3.404341            13,056
    Highest contract charges               59,751      3.522722           210,488
    Remaining contract charges                 --            --                --
VICTORY VARIABLE INSURANCE
 DIVERSIFIED STOCK FUND
 2010  Lowest contract charges              8,460     10.007586            84,665
    Highest contract charges                1,152     10.642307            12,261
    Remaining contract charges             68,868            --           766,619
 2009  Lowest contract charges              7,509      9.011900            67,667
    Highest contract charges                1,199      9.645963            11,570
    Remaining contract charges             93,280            --           937,692
 2008  Lowest contract charges             65,044      8.104915           527,178
    Highest contract charges                1,248      7.744054             9,662
    Remaining contract charges             61,381            --           477,285
 2007  Lowest contract charges            101,683     13.208522         1,343,079
    Highest contract charges               10,140     12.788407           129,675
    Remaining contract charges             54,172            --           698,433
 2006  Lowest contract charges            120,607     12.164063         1,467,069
    Highest contract charges                5,975     11.836186            70,718
    Remaining contract charges             67,259            --           802,913

                                                     INVESTMENT
                                       EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                            RATIO*         RATIO**         RETURN***
----------------------------------  ----------------------------------------------
WESTERN ASSET MONEY MARKET FUND
 2010  Lowest contract charges           1.00%           0.16%            0.84%
    Highest contract charges             1.00%           0.16%            0.84%
    Remaining contract charges             --              --               --
 2009  Lowest contract charges           1.00%           0.37%           (0.63)%
    Highest contract charges             1.00%           0.38%           (0.63)%
    Remaining contract charges             --              --               --
 2008  Lowest contract charges           1.00%           2.67%            1.69%
    Highest contract charges             1.00%           2.68%            1.69%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           1.00%           4.77%            3.86%
    Highest contract charges             1.00%           4.77%            3.86%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           1.00%           4.65%            3.73%
    Highest contract charges             1.00%           4.64%            3.73%
    Remaining contract charges             --              --               --
VICTORY VARIABLE INSURANCE
 DIVERSIFIED STOCK FUND
 2010  Lowest contract charges           1.25%           0.84%           10.95%
    Highest contract charges             1.90%           0.83%           10.23%
    Remaining contract charges             --              --               --
 2009  Lowest contract charges           1.25%           0.67%           25.37%
    Highest contract charges             1.90%           0.72%           24.56%
    Remaining contract charges             --              --               --
 2008  Lowest contract charges           1.26%           0.74%          (38.64)%
    Highest contract charges             1.89%           1.26%          (39.04)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           1.25%           0.63%            8.59%
    Highest contract charges             1.74%           0.36%            8.05%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           1.25%           0.31%           12.27%
    Highest contract charges             1.75%           0.32%           11.71%
    Remaining contract charges             --              --               --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V. I. COMSTOCK
 FUND+
 2010  Lowest contract charges                   16,165       $9.954431          $160,916
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2009  Lowest contract charges                   18,860        8.712216           164,308
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   13,859        6.870122            95,213
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   17,526       10.835972           189,917
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   11,153       11.233815           125,291
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
WELLS FARGO ADVANTAGE VT INDEX ASSET
 ALLOCATION FUND+
 2010  Lowest contract charges                  160,167        1.214792           194,570
    Highest contract charges                     32,609        1.189793            38,798
    Remaining contract charges                       --              --                --
 2009  Lowest contract charges                  226,435        1.090126           246,843
    Highest contract charges                     37,494        1.070377            40,132
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                  226,463        0.959907           217,384
    Highest contract charges                     41,035        0.944882            38,773
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                  226,489        1.376694           311,807
    Highest contract charges                     39,479        1.358557            53,634
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                  226,441        1.300788           294,552
    Highest contract charges                     37,397        1.286867            48,125
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
INVESCO VAN KAMPEN V. I. COMSTOCK
 FUND+
 2010  Lowest contract charges                1.25%             0.14%             14.26%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                1.25%             4.17%             26.81%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                1.26%             2.45%            (36.60)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                1.25%             1.27%             (3.54)%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.89%               --              12.52%
    Highest contract charges                    --                --                 --
    Remaining contract charges                  --                --                 --
WELLS FARGO ADVANTAGE VT INDEX ASSET
 ALLOCATION FUND+
 2010  Lowest contract charges                1.65%             1.71%             11.44%
    Highest contract charges                  1.90%             1.75%             11.16%
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                1.65%             2.06%             13.57%
    Highest contract charges                  1.90%             2.02%             13.28%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                1.65%             2.46%            (30.27)%
    Highest contract charges                  1.90%             2.47%            (30.45)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                1.65%             2.25%              5.84%
    Highest contract charges                  1.89%             2.27%              5.57%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.65%             2.33%             10.30%
    Highest contract charges                  1.90%             2.36%             10.03%
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 2010  Lowest contract charges                   16,819       $1.426914           $23,999
    Highest contract charges                     46,209        1.397635            64,583
    Remaining contract charges                       --              --                --
 2009  Lowest contract charges                   17,349        1.355062            23,509
    Highest contract charges                     48,753        1.330576            64,869
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   18,800        1.272794            23,928
    Highest contract charges                     28,686        1.210599            34,727
    Remaining contract charges                   20,529              --            25,247
 2007  Lowest contract charges                   30,997        1.257584            38,982
    Highest contract charges                     31,280        1.205134            37,696
    Remaining contract charges                   34,198              --            41,762
 2006  Lowest contract charges                   29,129        1.197937            34,894
    Highest contract charges                     27,408        1.156624            31,701
    Remaining contract charges                   32,475              --            37,967
WELLS FARGO ADVANTAGE VT INTRINSIC
 VALUE FUND+
 2010  Lowest contract charges                   20,526        1.125767            23,108
    Highest contract charges                     72,413        1.102598            79,842
    Remaining contract charges                       --              --                --
 2009  Lowest contract charges                   69,961        0.987249            69,069
    Highest contract charges                     21,503        1.005475            21,621
    Remaining contract charges                       --              --                --
 2008  Lowest contract charges                   60,056        0.905234            54,365
    Highest contract charges                     31,367        0.874698            27,437
    Remaining contract charges                       --              --                --
 2007  Lowest contract charges                   57,271        1.441381            82,549
    Highest contract charges                     38,146        1.399752            53,395
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                   54,428        1.418348            77,198
    Highest contract charges                     36,582        1.384285            50,639
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 2010  Lowest contract charges                1.65%             3.38%              5.30%
    Highest contract charges                  1.90%             3.38%              5.04%
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                1.65%             4.53%             10.19%
    Highest contract charges                  1.89%             4.41%              9.91%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                1.15%             4.78%              1.21%
    Highest contract charges                  1.90%             4.78%              0.45%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                1.15%             4.57%              4.98%
    Highest contract charges                  1.89%             4.57%              4.19%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.15%             4.39%              2.67%
    Highest contract charges                  1.90%             4.38%              1.90%
    Remaining contract charges                  --                --                 --
WELLS FARGO ADVANTAGE VT INTRINSIC
 VALUE FUND+
 2010  Lowest contract charges                1.65%             0.87%             11.96%
    Highest contract charges                  1.90%             0.86%             11.68%
    Remaining contract charges                  --                --                 --
 2009  Lowest contract charges                1.87%             2.34%             14.66%
    Highest contract charges                  1.65%             2.08%             14.95%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                1.15%             1.96%            (37.20)%
    Highest contract charges                  1.66%             1.96%            (37.51)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                1.15%             1.53%              1.62%
    Highest contract charges                  1.64%             1.52%              1.12%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                1.15%             1.56%             17.20%
    Highest contract charges                  1.65%             1.45%             16.61%
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT TWO

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                             UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND+
 2010  Lowest contract charges            539,869     $1.753967          $946,912
    Highest contract charges              363,138      0.987492           358,596
    Remaining contract charges          8,855,171            --        11,320,770
 2009  Lowest contract charges              7,314      1.016688             7,436
    Highest contract charges               21,889      0.959837            21,010
    Remaining contract charges            124,381            --           121,581
 2008  Lowest contract charges              6,704      0.912908             6,120
    Highest contract charges               19,914      0.868344            17,292
    Remaining contract charges            115,563            --           101,940
 2007  Lowest contract charges              5,809      1.631868             9,479
    Highest contract charges               19,130      1.563907            29,918
    Remaining contract charges            103,657            --           164,269
 2006  Lowest contract charges              6,043      1.465147             8,854
    Highest contract charges               16,263      1.414697            23,008
    Remaining contract charges            104,777            --           149,827
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND+
 2010  Lowest contract charges              1,337      1.750561             2,341
    Highest contract charges                  754     12.720756             9,592
    Remaining contract charges            412,257            --         5,097,362
 2009  Lowest contract charges              1,357      1.396830             1,896
    Highest contract charges                3,187      1.318649             4,203
    Remaining contract charges             23,848            --            32,027
 2008  Lowest contract charges              1,521      0.925656             1,408
    Highest contract charges                3,408      0.880410             3,001
    Remaining contract charges             27,260            --            24,381
 2007  Lowest contract charges              1,451      1.598511             2,320
    Highest contract charges                3,640      1.531853             5,575
    Remaining contract charges             26,670            --            41,400
 2006  Lowest contract charges              1,647      1.420762             2,340
    Highest contract charges                4,169      1.371761             5,717
    Remaining contract charges             29,307            --            40,637
WELLS FARGO ADVANTAGE VT SMALL CAP
 VALUE FUND+
 2010  Lowest contract charges             81,923     12.217855         1,000,920
    Highest contract charges               19,729     12.157026           239,843
    Remaining contract charges            857,100            --        10,447,426

                                                     INVESTMENT
                                       EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                            RATIO*         RATIO**         RETURN***
----------------------------------  ----------------------------------------------
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND+
 2010  Lowest contract charges           0.47%             --            14.00%
    Highest contract charges             0.86%             --            13.48%
    Remaining contract charges             --              --               --
 2009  Lowest contract charges           1.15%           3.14%           11.37%
    Highest contract charges             1.90%           2.97%           10.54%
    Remaining contract charges             --              --               --
 2008  Lowest contract charges           1.15%           1.98%          (44.06)%
    Highest contract charges             1.90%           1.99%          (44.48)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           1.15%           0.01%           11.38%
    Highest contract charges             1.88%           0.01%           10.55%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           1.15%           1.69%           19.43%
    Highest contract charges             1.87%           6.48%           18.54%
    Remaining contract charges             --              --               --
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND+
 2010  Lowest contract charges           1.15%             --            25.32%
    Highest contract charges             1.14%             --            27.21%
    Remaining contract charges             --              --               --
 2009  Lowest contract charges           1.15%             --            50.90%
    Highest contract charges             1.90%             --            49.78%
    Remaining contract charges             --              --               --
 2008  Lowest contract charges           1.15%             --           (42.09)%
    Highest contract charges             1.91%             --           (42.53)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           1.14%             --            12.51%
    Highest contract charges             1.88%             --            11.67%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           1.15%             --            21.35%
    Highest contract charges             1.88%             --            20.44%
    Remaining contract charges             --              --               --
WELLS FARGO ADVANTAGE VT SMALL CAP
 VALUE FUND+
 2010  Lowest contract charges           0.52%             --            22.18%
    Highest contract charges             1.02%             --            21.57%
    Remaining contract charges             --              --               --

* This represents the non-annualized expense rate and considers only those expenses that are charged through a reduction of unit values which are presented within the accompanying Statements of Operations. The ratio is calculated by dividing the contract charges incurred by the average daily net assets of the respective contract for the period funded. Annualized expense rates are presented in the footnotes following this disclosure. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment

-------------------------------------------------------------------------------

      income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

+   See parenthetical for this Sub-Account in Note 1.

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.40% to 1.50% of the Sub-Account's average daily net assets for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

RIDERS:

    The Company will charge an expense for various Rider charges, such as Optional Death Benefit Charge, Earnings Protection Benefit Charge, Principal First Charge, Principal First Preferred Charge, MAV/EPB Death Benefit Charge, and MAV 70 Death Benefit Charge. These deductions range from 0.15% to 0.75% of the contract's value. These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company will charge an expense up to 0.15% of the Sub-Account's average daily net assets for administrative services provided by the Company.

    These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a redemption of units.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in equity, and cash flows for each of the three years in the period ended December 31, 2010. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Harford Life Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 of the consolidated financial statements, the Company changed its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010, for other-than-temporary impairments as required by accounting guidance adopted in 2009, and for the fair value measurement of financial instruments as required by accounting guidance adopted in 2008.

DELOITTE & TOUCHE LLP
Hartford, Connecticut
February 25, 2011

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                    FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                            2010           2009            2008
                                                       (IN MILLIONS)
---------------------------------------------------------------------------------------
REVENUES
 Fee income and other                       $3,806          $3,723          $4,123
 Earned premiums                               260             377             984
 Net investment income (loss)
  Securities available-for-sale and
   other                                     2,621           2,505           2,588
  Equity securities held for trading           238             343            (246)
                                          --------       ---------       ---------
 Total net investment income (loss)          2,859           2,848           2,342
 Net realized capital gains (losses):
  Total other-than-temporary impairment
   ("OTTI") losses                            (712)         (1,722)         (1,888)
  OTTI losses recognized to other
   comprehensive income                        376             530              --
                                          --------       ---------       ---------
  Net OTTI losses recognized in earnings      (336)         (1,192)         (1,888)
  Net realized capital gains (losses),
   excluding net OTTI losses recognized
   in earnings                                (608)            316          (3,875)
                                          --------       ---------       ---------
   Total net realized capital gains
    (losses)                                  (944)           (876)         (5,763)
                                          --------       ---------       ---------
                          TOTAL REVENUES     5,981           6,072           1,686
BENEFITS, LOSSES AND EXPENSES
 Benefits, loss and loss adjustment
  expenses                                   2,948           3,716           4,048
 Benefits, loss and loss adjustment
  expenses -- returns credited on
  International unit-linked bonds and
  pension products                             238             343            (246)
 Insurance operating costs and other
  expenses                                   1,610           1,826           1,911
 Amortization of deferred policy
  acquisition costs and present value of
  future profits                               215           3,716           1,610
 Goodwill impairment                            --              --             184
 Dividends to policyholders                     21              12              13
                                          --------       ---------       ---------
     TOTAL BENEFITS, LOSSES AND EXPENSES     5,032           9,613           7,520
                                          --------       ---------       ---------
INCOME (LOSS) FROM CONTINUING OPERATIONS
                     BEFORE INCOME TAXES       949          (3,541)         (5,834)
 Income tax expense (benefit)                  228          (1,399)         (2,180)
                                          --------       ---------       ---------
INCOME (LOSS) FROM CONTINUING OPERATIONS       721          (2,142)         (3,654)
 Income (loss) from discontinued
  operations, net of tax                        31              (5)             (5)
                                          --------       ---------       ---------
                       NET INCOME (LOSS)       752          (2,147)         (3,659)
   Net income (loss) attributable to the
    noncontrolling interest                      8              10            (105)
                                          --------       ---------       ---------
       NET INCOME (LOSS) ATTRIBUTABLE TO
         HARTFORD LIFE INSURANCE COMPANY      $744         $(2,157)        $(3,554)
                                          --------       ---------       ---------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                   AS OF DECEMBER 31,
ASSETS                                           2010              2009
                                                  (IN MILLIONS, EXCEPT
                                                     FOR SHARE DATA)
--------------------------------------------------------------------------------
 Investments
 Fixed maturities, available-for-sale, at
  fair value (amortized cost of $45,323 and
  $44,284) (includes variable interest
  entity assets, at fair value, of $406 as
  of December 31, 2010)                           $44,834           $40,403
 Fixed maturities, at fair value using the
  fair value option (includes variable
  interest entity assets, at fair value, of
  $323 as of December 31, 2010)                       639                --
 Equity securities, trading, at fair value
  (cost of $2,061 and $2,359)                       2,279             2,443
 Equity securities, available for sale, at
  fair value (cost of $320 and $447)                  340               419
 Policy loans, at outstanding balance               2,128             2,120
 Mortgage loans (net of allowances for loan
  losses of $62 and $260)                           3,244             4,304
 Limited partnership and other alternative
  investments (includes variable interest
  entity assets of $14 as of December 31,
  2010)                                               838               759
 Other investments                                  1,461               338
 Short-term investments                             3,489             5,128
                                              -----------       -----------
                           TOTAL INVESTMENTS       59,252            55,914
 Cash                                                 531               793
 Premiums receivable and agents' balances              67                69
 Reinsurance recoverables                           3,924             3,140
 Deferred income taxes, net                         2,138             3,066
 Deferred policy acquisition costs and
  present value of future profits                   4,949             5,779
 Goodwill                                             470               470
 Other assets                                         692             1,709
 Separate account assets                          159,729           150,380
                                              -----------       -----------
                                TOTAL ASSETS     $231,752         $221, 320
                                              -----------       -----------
LIABILITIES
 Reserve for future policy benefits and
  unpaid losses and loss adjustment expenses      $11,385           $11,318
 Other policyholder funds and benefits
  payable                                          43,395            43,526
 Other policyholder funds and benefits
  payable -- International unit-liked bonds
  and pension products                              2,252             2,419
 Consumer notes                                       382             1,136
 Other liabilities (includes variable
  interest entity liabilities of $422 as of
  December 31, 2010)                                6,398             6,245
 Separate account liabilities                     159,729           150,380
                                              -----------       -----------
                           TOTAL LIABILITIES      223,541           215,024
                                              -----------       -----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE
 10)
STOCKHOLDER'SEQUITY
 Common stock -- 1,000 shares authorized,
  issued and outstanding, par value $5,690              6                 6
 Capital surplus                                    8,265             8,457
 Accumulated other comprehensive loss, net
  of tax                                             (372)           (1,941)
 Retained earnings (deficit)                          312              (287)
                                              -----------       -----------
                  TOTAL STOCKHOLDER'S EQUITY        8,211             6,235
                                              -----------       -----------
 Noncontrolling interest                               --                61
                                              -----------       -----------
                                TOTAL EQUITY        8,211             6,296
                                              -----------       -----------
  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $231,752          $221,320
                                              -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                                               ACCUMULATED OTHER COMPREHENSIVE
                                                                                        INCOME (LOSS)
                                                                        NET                NET (LOSS)
                                                                    UNREALIZED              GAIN ON
                                                                   CAPITAL GAINS           CASH FLOW              FOREIGN
                                  COMMON                            (LOSSES) ON             HEDGING              CURRENCY
                                   STOCK           CAPITAL          SECURITIES,           INSTRUMENTS,          TRANSLATION
                                                   SURPLUS          NET OF TAX             NET OF TAX              ADJS
                                                                          (IN MILLIONS)
----------------------------------------------------------------------------------------------------------------------------------
2010
Balance, December 31, 2009           $6            $8,457             $(2,039)                $148                  $(50)
Comprehensive income
Net income
 Other comprehensive income,
  net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                                        1,298
 Net gains on cash flow
  hedging instruments                                                                          117
Cumulative translation
 adjustments                                                                                                         (18)
                                                                                                                   -----
Total other comprehensive
 income                                                                 1,298                  117                   (18)
  Total comprehensive income                                            1,298                  117                   (18)
Capital contribution from
 parent (3)                                          (192)
Dividends declared
Cumulative effect of
 accounting changes, net of
 tax                                                                      172
                                                                      -------
Change in noncontrolling
 interest ownership
Noncontrolling income
   BALANCE, DECEMBER 31, 2010        $6            $8,265               $(569)                $265                  $(68)
                                    ---            ------             -------                 ----                 -----
2009
Balance, December 31, 2008           $6            $6,157             $(4,806)                $440                 $(165)
Comprehensive income
Net loss
 Other comprehensive income,
  net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                                        3,229
 Net gains on cash flow
  hedging instruments                                                                         (292)
Cumulative translation
 adjustments                                                                                                         115
Total other comprehensive
 income
  Total comprehensive income
Capital contribution from
 parent (3)                                         2,300
Dividends declared
Cumulative effect of
 accounting changes, net of
 tax                                                                     (462)
                                                                      -------
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
   BALANCE, DECEMBER 31, 2009        $6            $8,457             $(2,039)                $148                  $(50)
                                    ---            ------             -------                 ----                 -----
2008
Balance, December 31, 2007           $6            $3,746               $(318)                $(137)                  $8
Comprehensive income
Net loss
 Other comprehensive income,
 net of tax (1)
 Net change in unrealized
 capital gains (losses) on
 securities (2)                                                        (4,488)
 Net loss on cash flow
  hedging instruments                                                                          577
Cumulative translation
 adjustments                                                                                                        (173)
Total other comprehensive
 loss
  Total comprehensive loss
Capital contribution from
 parent (3)                                         2,411
Dividends declared
Cumulative effect of
 accounting changes, net of
 tax
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
   BALANCE, DECEMBER 31, 2008        $6            $6,157             $(4,806)                $440                 $(165)
                                    ---            ------             -------                 ----                 -----


                                   RETAINED                TOTAL                  NON-
                                   EARNINGS            STOCKHOLDER'S          CONTROLLING         TOTAL
                                  (DEFICIT)                EQUITY               INTEREST          EQUITY
                                                             (IN MILLIONS)
-----------------------------  ------------------------------------------------------------------------------
2010
Balance, December 31, 2009           $(287)                $6,235                  $61            $6,296
Comprehensive income
Net income                             744                    744                                    744
 Other comprehensive income,
  net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                            1,298                                  1,298
 Net gains on cash flow
  hedging instruments                                         117                                    117
Cumulative translation
 adjustments                                                  (18)                                   (18)
                                                           ------
Total other comprehensive
 income                                                     1,397                                  1,397
  Total comprehensive income           744                  2,141                                  2,141
Capital contribution from
 parent (3)                                                  (192)                                  (192)
Dividends declared                       1                      1                                      1
Cumulative effect of
 accounting changes, net of
 tax                                  (146)                    26                                     26
                                    ------                 ------                                 ------
Change in noncontrolling
 interest ownership                                                                (69)              (69)
                                                                                  ----            ------
Noncontrolling income                                                                8                 8
                                                                                  ----            ------
   BALANCE, DECEMBER 31, 2010         $312                 $8,211                 $ --            $8,211
                                    ------                 ------                 ----            ------
2009
Balance, December 31, 2008          $1,446                 $3,078                 $165            $3,243
Comprehensive income
Net loss                            (2,157)                (2,157)                                (2,157)
 Other comprehensive income,
  net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                            3,229                                  3,229
 Net gains on cash flow
  hedging instruments                                        (292)                                  (292)
Cumulative translation
 adjustments                                                  115                                    115
                                                           ------                                 ------
Total other comprehensive
 income                                                     3,052                                  3,052
                                                           ------                                 ------
  Total comprehensive income                                  895                                    895
Capital contribution from
 parent (3)                                                 2,300                                  2,300
Dividends declared                     (38)                   (38)                                   (38)
Cumulative effect of
 accounting changes, net of
 tax                                   462                     --                                     --
                                    ------                 ------                                 ------
Change in noncontrolling
 interest ownership                                                               (114)             (114)
                                                                                  ----            ------
Noncontrolling income (loss)                                                        10                10
                                                                                  ----            ------
   BALANCE, DECEMBER 31, 2009        $(287)                $6,235                  $61            $6,296
                                    ------                 ------                 ----            ------
2008
Balance, December 31, 2007          $5,315                 $8,620                 $255            $8,875
Comprehensive income
Net loss                            (3,554)                (3,554)                                (3,554)
 Other comprehensive income,
 net of tax (1)
 Net change in unrealized
 capital gains (losses) on
 securities (2)                                            (4,488)                                (4,488)
 Net loss on cash flow
  hedging instruments                                         577                                    577
Cumulative translation
 adjustments                                                 (173)                                  (173)
                                                           ------                                 ------
Total other comprehensive
 loss                                                      (4,084)                                (4,084)
                                                           ------                                 ------
  Total comprehensive loss                                 (7,638)                                (7,638)
Capital contribution from
 parent (3)                                                 2,411                                  2,411
Dividends declared                    (313)                  (313)                                  (313)
Cumulative effect of
 accounting changes, net of
 tax                                    (2)                    (2)                                    (2)
                                    ------                 ------                                 ------
Change in noncontrolling
 interest ownership                                                                 15                15
                                                                                  ----            ------
Noncontrolling income (loss)                                                      (105)             (105)
   BALANCE, DECEMBER 31, 2008       $1,446                 $3,078                 $165            $3,243
                                    ------                 ------                 ----            ------

(1) Net change in unrealized capital gain on securities is reflected net of tax provision (benefit) and other items of $(699), $(1,739), and $2,416 for the years ended December 31, 2010, 2009 and 2008, respectively. Net (loss) gain on cash flow hedging instruments is net of tax provision (benefit) of $(63), $157 and $(310) for the years ended December 31, 2010, 2009 and 2008, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $(121), $(1,076), and $(1,396) for the years ended December 31, 2010, 2009 and 2008, respectively.

(3) The Company received $2.1 billion in capital contributions from its parent and returned capital of $700 to its parent. The Company received noncash capital contributions of $887 as a result of valuations associated with the October 1, 2009 reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 Transactions with Affiliates. The Company received a noncash asset capital contribution of $180 from its parent company during 2008.

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2010           2009           2008
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income (loss)                       $752        $(2,147)       $(3,659)
 Adjustments to reconcile net
  income (loss) to net cash
  provided by operating
  activities
 Amortization of deferred
  policy acquisition costs and
  present value of future
  profits                                 232          3,727          1,620
 Additions to deferred policy
  acquisition costs and
  present value of future
  profits                                (521)          (674)        (1,258)
 Change in:
 Reserve for future policy
  benefits, unpaid losses and
  loss adjustment expenses                 13            574          1,161
 Reinsurance recoverables                  26             66            (29)
 Receivables and other assets            (112)           (20)            66
 Payables and accruals                    295            420           (369)
 Accrued and deferred income
  taxes                                   (90)          (797)        (2,166)
 Net realized capital losses              882            877          5,763
 Net receipts from investment
  contracts related to
  policyholder funds --
  International unit-linked
  bonds and pension products             (167)           804            396
 Net increase in equity
  securities, trading                     164           (809)          (386)
 Depreciation and amortization            207            173             78
 Goodwill impairment                       --             --            184
 Other, net                               201            328           (190)
                                     --------       --------       --------
NET CASH PROVIDED BY OPERATING
                    ACTIVITIES         $1,882         $2,522         $1,211
                                     --------       --------       --------
INVESTING ACTIVITIES
 Proceeds from the
  sale/maturity/prepayment of:
 Fixed maturities and
  short-term investments,
  available for sale                  $28,581        $37,224        $12,104
 Fixed maturities, fair value
  option                                   20             --             --
 Equity securities,
  available-for-sale                      171            162            140
 Mortgage loans                         1,288            413            325
 Partnerships                             151            173            250
 Payments for the purchase of:
 Fixed maturities and
  short-term investments,
  available for sale                  (28,871)       (35,519)       (18,216)
 Fixed maturities, fair value
  option                                  (74)            --             --
 Equity securities,
  available-for-sale                     (122)           (61)          (144)
 Mortgage loans                          (189)          (197)        (1,067)
 Partnerships                            (172)          (121)          (330)
 Derivatives payments (sales),
  net                                    (644)          (520)         1,170
 Proceeds from business sold              241             --             --
 Purchase price of businesses
  acquired                                 --             --            (78)
 Change in policy loans, net               (8)            34           (139)
 Change in payables for
  collateral under securities
  lending, net                            (46)        (1,805)          (974)
 Change in all other, net                (117)            25            362
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED
     FOR) INVESTING ACTIVITIES           $209          $(192)       $(6,597)
                                     --------       --------       --------
FINANCING ACTIVITIES
 Deposits and other additions
  to investment and universal
  life-type contracts                 $15,405        $13,398        $22,449
 Withdrawals and other
  deductions from investment
  and universal life-type
  contracts                           (25,030)       (23,487)       (28,105)
 Net transfers (to)/from
  separate accounts related to
  investment and universal
  life-type contracts                   8,211          6,805          7,074
 Issuance of structured
  financing                                --           (189)         2,001
 Capital contributions (1)(2)            (195)         1,397          2,231
 Dividends paid (1)                        --            (33)          (299)
 Net Issuances/(Repayments) at
  maturity or settlement of
  consumer notes                         (754)           (74)           401
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED
     FOR) FINANCING ACTIVITIES        $(2,363)       $(2,183)        $5,752
                                     --------       --------       --------
 Impact of foreign exchange                10            (15)          (128)
 Net (decrease) increase in
  cash                                   (262)           132            238
                                     --------       --------       --------
 Cash -- beginning of year                793            661            423
                                     --------       --------       --------
 Cash -- end of year                     $531           $793           $661
                                     --------       --------       --------
Supplemental Disclosure of
 Cash Flow Information:
 Net Cash Paid (Received)
  During the Year for:
 Income taxes                            $354          $(282)         $(183)

SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

(1) The Company made noncash dividends of $5 in 2009 related to the assumed reinsurance agreements with Hartford Life Insurance K.K. The Company made noncash dividends of $54 and received a noncash capital contributions of $180 from its parent company during 2008 related to the assumed reinsurance agreement with Hartford Life Insurance K.K.

(2) The Company received noncash capital contributions of $887 as a result of valuations associated with an October 1, 2009 reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 Transactions with Affiliates for further discussion of this transaction.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States of America ("U.S.") and is an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford").

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The Consolidated Financial Statements include the accounts of Hartford Life Insurance Company, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIEs") in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. Material intercompany transactions and balances between HLIC and its subsidiaries have been eliminated. For further information on VIEs, see Note 4.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; living benefits required to be fair valued (in other policyholder funds and benefits payable); valuation of investments and derivative instruments; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; goodwill impairment; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial year financial information to conform to the current year presentation.

ADOPTION OF NEW ACCOUNTING STANDARDS

VARIABLE INTEREST ENTITIES

In June 2009, the Financial Accounting Standards Board ("FASB") updated the guidance which amends the consolidation requirements applicable to variable interest entities ("VIE"). Under this new guidance, an entity would consolidate a VIE when the entity has both (a) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and (b) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The FASB also issued an amendment to this guidance in February 2010 which defers application of this guidance to certain entities that apply specialized accounting guidance for investment companies. The Company adopted this guidance on January 1, 2010. As a result of adoption, in addition to those VIEs the Company consolidates under the previous guidance, the Company consolidated a Company sponsored Collateralized Debt Obligation ("CDO") electing the fair value option, and a Company sponsored Collateralized Loan Obligation, at carrying values carried forward as if the Company had been the primary beneficiary from the date the Company entered into the VIE arrangement. The impact on the Company's Consolidated Balance Sheet as a result of adopting this guidance was an increase in assets of $432, an increase in liabilities of $406, and an increase in January 1, 2010 retained earnings, net of tax, of $26. The Company has investments in mutual funds, limited partnerships and other alternative investments, including hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds which may be VIEs. The accounting for these investments will remain unchanged as they fall within the scope of the deferral of this new consolidation guidance. See Note 4 for further discussion.

EMBEDDED CREDIT DERIVATIVES

In March 2010, the FASB issued guidance clarifying the scope exception for certain credit derivatives embedded within structured securities which may result in bifurcation of these credit derivatives. Embedded credit derivatives resulting only from subordination of one financial instrument to another continue to qualify for the exemption. As a result, investments with an embedded credit derivative in a form other than the above mentioned subordination may need to be separately accounted for as an embedded credit derivative resulting in recognition of the change in the fair value of the embedded credit derivative in current period earnings. Upon adoption, an entity may elect the fair value option prospectively, with changes in fair value of the investment in its entirety recognized in earnings, rather than bifurcate the embedded credit derivative. The guidance is effective, on a prospective basis only, for fiscal years and interim periods within those fiscal years, beginning on or after June 15, 2010. The Company adopted this guidance on July 1, 2010 and identified securities with an amortized cost and fair value of $753 and $464, respectively, which were impacted by the scope of this standard. Upon adoption, the Company elected the fair value option for securities having an amortized cost and fair value of $429 and $203, respectively. For further discussion of fair value option, see Note 3. For the remainder of securities that were impacted by the scope of this standard, upon adoption, the embedded credit derivatives were bifurcated but are reported with the host instrument in the consolidated balance sheets. As of July 1, 2010, these securities had an amortized cost and fair value of $324 and $261, respectively, with an associated embedded derivative notional value of $325. For further discussion of embedded derivatives, see Note
4. The adoption, on July 1, 2010 resulted in the reclassification of $172, after-tax and after deferred policy acquisition costs ("DAC"), net unrealized losses from accumulated other comprehensive loss to retained earnings, including $188 of unrealized capital losses and $16 of unrealized capital gains.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS

In October 2010, the FASB issued guidance clarifying the definition of acquisition costs that are eligible for deferral. Acquisition costs are to include only those costs that are directly related to the successful acquisition or renewal of insurance contracts; incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees; and advertising costs meeting the capitalization criteria for direct-response advertising.

This guidance will be effective for fiscal years beginning after December 15, 2011, and interim periods within those years. This guidance may be applied prospectively upon the date of adoption, with retrospective application permitted, but not required. Early adoption is permitted.

The Company will adopt this guidance on January 1, 2012. The Company has not yet determined if it will apply the guidance on a prospective or retrospective basis or the effect of the adoption on the Company's Consolidated Financial Statements. If retrospective application is elected, the adoption could have a material impact on stockholders' equity. If prospective application is elected, there could be a material impact to the Company's Consolidated Statement of Operations as non-deferrable acquisition costs will increase while amortization would continue on the existing DAC balance.

SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are described below or are referenced below to the applicable Note where the description is included.

                                                                       Note
--------------------------------------------------------------------------------
ACCOUNTING POLICY
Fair Value                                                                3
Investments and Derivative Instruments                                    4
Reinsurance                                                               5
Deferred Policy Acquisition Costs and Present Value of Future
 Profits                                                                  6
Goodwill and Other Intangible Assets                                      7
Separate Accounts                                                         8
Sales Inducements                                                         9
Commitments and Contingencies                                            10
Income Taxes                                                             11

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

As of December 31, 2010, 2009, and 2008 3% of the total life insurance policies were participating policies. Dividends to policyholders were $21, $12 and $13 for the years ended December 31, 2010, 2009, and 2008, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

CASH

Cash represents cash on hand and demand deposits with banks or other financial institutions.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by Variable Interest Entities issuing medium-term notes.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts and no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company's process for a DAC unlock. For further information, see MD&A, Critical Accounting Estimates, Life Deferred Policy Acquisition Costs and Present Value of Future Benefits.

DISCONTINUED OPERATIONS

The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

MUTUAL FUNDS

The Company maintains a retail mutual fund operation, whereby the Company, through wholly-owned subsidiaries, provides investment management and administrative services to The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (collectively, "mutual funds"), consisting of 52 mutual funds, as of December 31, 2010. The Company charges fees to these mutual funds, which are recorded as revenue by the Company. These mutual funds are registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940.

The mutual funds are owned by the shareholders of those funds and not by the Company. As such, the mutual fund assets and liabilities and related investment returns are not reflected in the Company's Consolidated Financial Statements since they are not assets, liabilities and operations of the Company.

2. SEGMENT INFORMATION

The Company has four reporting segments: Global Annuity, Life Insurance, Retirement Plans, and Mutual Funds, as well as an Other category, as follows:

GLOBAL ANNUITY

Global Annuity offers variable, fixed market value adjusted ("MVA") annuities, structured settlements, single premium immediate annuities, longevity assurance to individuals as well as customized investment, insurance, and income solutions to select markets of institutional investors. Products offered to institutional investors ("IIP") include mutual funds, stable value contracts, institutional annuities (primarily terminal funding cases) and mutual funds owned by institutional investors.

LIFE INSURANCE

Life Insurance sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life, term life, and variable private placement life insurance ("PPLI") owned by corporations and high net worth individuals.

RETIREMENT PLANS

Retirement Plans provides products and services to corporations pursuant to
Section 401(k) and products and services to municipalities and not-for-profit organizations under Section 457 and 403(b) of the Internal Revenue Service Code of 1986 as amended ("the IRS Code").

MUTUAL FUNDS

Mutual Funds offers retail mutual funds, investment-only mutual funds and college savings plans under Section 529 of the Code (collectively referred to as non-proprietary) and proprietary mutual fund supporting the insurance products issued by The Hartford.

OTHER CATEGORY

The Company includes in an Other category its leveraged PPLI product line of business, corporate items not directly allocated to any of its reporting segments, intersegment eliminations, direct and assumed guaranteed minimum income benefit ("GMIB"), guaranteed minimum death benefit ("GMDB"), guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") which is subsequently ceded to an affiliated captive reinsurer, and certain group benefit products, including group life and group disability insurance that is directly written by the Company and for which nearly half is ceded to its parent, Hartford Life and Accident Insurance Company ("HLA").

The accounting policies of the reporting segments are the same as those described in the summary of significant accounting policies in Note 1. The Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. Each operating segment is allocated corporate surplus as needed to support its business.

The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Inter-segment revenues primarily occur between the Company's Other category and the reporting segments. These amounts primarily include interest income on allocated surplus and interest charges on excess separate account surplus. Consolidated net investment income is unaffected by such transactions.

The following tables represent summarized financial information concerning the Company's reporting segments.

                                                         AS OF DECEMBER 31,
                                                        2010             2009
--------------------------------------------------------------------------------
ASSETS
 Global Annuity                                        $122,962         $126,326
 Life Insurance                                          63,390           54,376
 Retirement Plans                                        34,153           28,180
 Mutual Funds                                               153              140
 Other                                                   11,094           12,298
                                                     ----------       ----------
                                       TOTAL ASSETS    $231,752         $221,320
                                                     ----------       ----------

                                          FOR THE YEARS ENDED DECEMBER 31,
                                         2010          2009          2008
--------------------------------------------------------------------------------
REVENUES BY PRODUCT LINE REVENUES
EARNED PREMIUMS, FEES, AND OTHER
 CONSIDERATIONS
 GLOBAL ANNUITY
  Individual variable annuity            $1,760        $1,589        $1,981
  Fixed / MVA and other annuity              18            17            (2)
  IIP                                        24           386           929
                                         ------       -------       -------
  Total Global Annuity                    1,802         1,992         2,908
 LIFE INSURANCE
  Variable life                             416           503           374
  Universal life                            367           362           376
  Term life                                  36            37            42
  PPLI                                      174           115           119
                                         ------       -------       -------
  Total Life Insurance                      993         1,017           911
 RETIREMENT PLANS
  401(k)                                    318           286           290
  Government plans                           41            38            48
                                         ------       -------       -------
  Total Retirement Plans                    359           324           338
 MUTUAL FUNDS
  Non-Proprietary                           519           437           553
  Proprietary                                61            --            --
                                         ------       -------       -------
  Total Mutual Funds                        580           437           553
 OTHER                                      332           330           397
                                         ------       -------       -------
  Total premiums, fees, and other
   considerations                         4,066         4,100         5,107
                                         ------       -------       -------
 Net investment income                    2,859         2,848         2,342
 Net realized capital losses               (944)         (876)       (5,763)
                                         ------       -------       -------
                         TOTAL REVENUES  $5,981        $6,072        $1,686
                                         ------       -------       -------
NET INCOME (LOSS) ATTRIBUTABLE TO
 HARTFORD LIFE INSURANCE COMPANY
 Global Annuity                            $231       $(2,620)      $(1,866)
 Life Insurance                             224            28           (22)
 Retirement Plans                            47          (222)         (157)
 Mutual Funds                               129            32            37
 Other                                      113           625        (1,546)
                                         ------       -------       -------
                TOTAL NET INCOME (LOSS)    $744       $(2,157)      $(3,554)
                                         ------       -------       -------
NET INVESTMENT INCOME (LOSS)
 Global Annuity                          $1,808        $1,929        $1,539
 Life Insurance                             485           317           313
 Retirement Plans                           364           315           342
 Mutual Funds                                (1)          (16)          (12)
 Other                                      203           303           160
                                         ------       -------       -------
            TOTAL NET INVESTMENT INCOME  $2,859        $2,848        $2,342
                                         ------       -------       -------
AMORTIZATION OF DEFERRED POLICY
 ACQUISITION AND PRESENT VALUE OF
 FUTURE PROFITS
 Global Annuity                             $15        $3,297        $1,268
 Life Insurance                             122           315           168
 Retirement Plans                            27            56            91
 Mutual Funds                                51            50            86
 Other                                       --            (2)           (3)
                                         ------       -------       -------
              TOTAL AMORTIZATION OF DAC    $215        $3,716        $1,610
                                         ------       -------       -------
INCOME TAX EXPENSE (BENEFIT)
 Global Annuity                             $23       $(1,604)      $(1,196)
 Life Insurance                             103           (27)          (35)
 Retirement Plans                            13          (143)         (133)
 Mutual Funds                                51            20            22
 Other                                       38           355          (838)
                                         ------       -------       -------
     TOTAL INCOME TAX EXPENSE (BENEFIT)    $228       $(1,399)      $(2,180)
                                         ------       -------       -------

3. FAIR VALUE MEASUREMENTS

The following financial instruments are carried at fair value in the Company's Condensed Consolidated Financial Statements: fixed maturity and equity securities, available-for-sale ("AFS"), fixed maturities at fair value using fair value option ("FVO"), equity securities, trading, short-term investments, freestanding and embedded derivatives, separate account assets and certain other liabilities. The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, and 3).

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasuries, money market funds, and exchange traded equity and derivative securities.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities and some preferred stocks are model priced by vendors using observable inputs and are classified within Level 2. Also included in the Level 2 category are exchange traded equity securities, derivative instruments that are priced using models with observable market inputs, including interest rate, foreign currency and certain credit default swap contracts and have no significant unobservable market inputs.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as and/or lower quality asset-backed securities ("ABS") and commercial mortgage-backed securities ("CMBS"), commercial real estate ("CRE") CDOs, residential mortgage-backed securities ("RMBS") primarily below-prime loans, and below investment grade private placement securities. Also included in Level 3 are guaranteed product embedded and reinsurance derivatives and other complex derivatives securities, including customized GMWB hedging derivatives, equity derivatives, longer dated derivatives, swaps with optionality, and certain complex credit derivatives and certain other liabilities. Because Level 3 fair values, by their nature, contain unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2010. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's fixed maturities included in Level 3 are classified as such as they are primarily priced by independent brokers and/or within illiquid markets.

                                                                                 DECEMBER 31, 2010
                                                                    QUOTED PRICES            SIGNIFICANT           SIGNIFICANT
                                                                  IN ACTIVE MARKETS           OBSERVABLE           UNOBSERVABLE
                                                                 FOR IDENTICAL ASSETS           INPUTS                INPUTS
                                                    TOTAL             (LEVEL 1)               (LEVEL 2)             (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Fixed maturities, AFS
 ABS                                                 $2,068                $ --                  $1,660                  $408
 CDOs                                                 1,899                  --                      30                 1,869
 CMBS                                                 5,028                  --                   4,536                   492
 Corporate                                           26,915                  --                  25,429                 1,486
 Foreign government/government agencies               1,002                  --                     962                    40
 States, municipalities and political
  subdivisions ("Municipal")                          1,032                  --                     774                   258
 RMBS                                                 4,118                  --                   3,013                 1,105
 U.S. Treasuries                                      2,772                 248                   2,524                    --
                                                  ---------           ---------                --------              --------
Total fixed maturities                               44,834                 248                  38,928                 5,658
Fixed maturities, FVO                                   639                  --                     128                   511
Equity securities, trading                            2,279               2,279                      --                    --
Equity securities, AFS                                  340                 174                     119                    47
Derivative assets
 Credit derivatives                                     (11)                 --                     (19)                    8
 Equity derivatives                                       2                  --                      --                     2
 Foreign exchange derivatives                           857                  --                     857                    --
 Interest rate derivatives                              (99)                 --                     (63)                  (36)
 Variable annuity hedging derivatives and macro
  hedge program                                         704                   2                      33                   669
                                                  ---------           ---------                --------              --------
Total derivative assets (1)                           1,453                   2                     808                   643
Short-term investments                                3,489                 204                   3,285                    --
Reinsurance recoverable for U.S. GMWB and Japan
 GMWB, GMIB, and GMAB                                 2,002                  --                      --                 2,002
Separate account assets (2)                         153,713             116,703                  35,763                 1,247
                                                  ---------           ---------                --------              --------
   TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
                                 RECURRING BASIS   $208,749             119,610                  79,031                10,108
                                                  ---------           ---------                --------              --------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Other policyholder funds and benefits payable
 Guaranteed living benefits                         $(4,258)               $ --                    $ --               $(4,258)
 Equity linked notes                                     (9)                 --                      --                    (9)
                                                  ---------           ---------                --------              --------
Total other policyholder funds and benefits
 payable                                             (4,267)                 --                      --                (4,267)
Derivative liabilities
 Credit derivatives                                    (401)                 --                     (49)                 (352)
 Equity derivatives                                       2                  --                      --                     2
 Foreign exchange derivatives                           (25)                 --                     (25)                   --
 Interest rate derivatives                              (59)                 --                     (42)                  (17)
 Variable annuity hedging derivatives and macro
  hedge program                                         126                  (2)                    (11)                  139
                                                  ---------           ---------                --------              --------
Total derivative liabilities (3)                       (357)                 (2)                   (127)                 (228)
Other liabilities                                       (37)                 --                      --                   (37)
Consumer notes (4)                                       (5)                 --                      --                    (5)
                                                  ---------           ---------                --------              --------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON
                               A RECURRING BASIS    $(4,666)                $(2)                  $(127)              $(4,537)
                                                  ---------           ---------                --------              --------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2010, $962 was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. For further information on derivative liabilities, see below in this Note 3.

(2) As of December 31, 2010 excludes approximately $6 billion of investment sales receivable that are not subject to fair value accounting.

(3) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(4) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

                                                                             DECEMBER 31, 2009
                                                                QUOTED PRICES            SIGNIFICANT           SIGNIFICANT
                                                              IN ACTIVE MARKETS           OBSERVABLE           UNOBSERVABLE
                                                             FOR IDENTICAL ASSETS           INPUTS                INPUTS
                                                TOTAL             (LEVEL 1)               (LEVEL 2)             (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Fixed maturities, AFS
 ABS                                             $1,903                $ --                  $1,406                  $497
 CDOs                                             2,165                  --                      56                 2,109
 CMBS                                             5,365                  --                   5,096                   269
 Corporate                                       23,667                  --                  18,428                 5,239
 Foreign government/government agencies             846                  --                     766                    80
 States, municipalities and political
  subdivisions ("Municipal")                        780                  --                     562                   218
 RMBS                                             3,336                  --                   2,341                   995
 U.S. Treasuries                                  2,341                 325                   2,016                    --
                                              ---------           ---------                --------              --------
Total fixed maturities, AFS                      40,403                 325                  30,671                 9,407
Equity securities, trading                        2,443               2,443                      --                    --
Equity securities, AFS                              419                 113                     274                    32
Other investments
 Variable annuity hedging derivatives and
  macro hedge program                               212                   8                      16                   188
 Other derivatives (1)                                8                  --                      (4)                   12
                                              ---------           ---------                --------              --------
Total other investments                             220                   8                      12                   200
Short-term investments                            5,128               3,785                   1,343                    --
Reinsurance recoverable for U.S. GMWB and
 Japan GMWB, GMIB, and GMAB                       1,108                  --                      --                 1,108
Separate account assets (3)                     147,418             112,863                  33,593                   962
                                              ---------           ---------                --------              --------
 TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON
                           A RECURRING BASIS   $197,139            $119,537                 $65,893               $11,709
                                              ---------           ---------                --------              --------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Other policyholder funds and benefits
 payable
 Guaranteed living benefits                     $(3,439)               $ --                    $ --               $(3,439)
 Institutional notes                                 (2)                 --                      --                    (2)
 Equity linked notes                                (10)                 --                      --                   (10)
                                              ---------           ---------                --------              --------
Total other policyholder funds and benefits
 payable                                         (3,451)                 --                      --                (3,451)
Other liabilities (4)
 Variable annuity hedging derivatives and
  macro hedge program                               158                  (2)                   (178)                  338
Other derivative liabilities                        (45)                 --                     125                  (170)
                                              ---------           ---------                --------              --------
Total other liabilities                             113                  (2)                    (53)                  168
Consumer notes (5)                                   (5)                 --                      --                    (5)
                                              ---------           ---------                --------              --------
     TOTAL LIABILITIES ACCOUNTED FOR AT FAIR
                  VALUE ON A RECURRING BASIS    $(3,343)                $(2)                   $(53)              $(3,288)
                                              ---------           ---------                --------              --------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2009, $104 was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. See footnote 3 below for derivative liabilities.

(2) Includes fair value of reinsurance recoverables of approximately $761 related to a transaction entered into on October 1, 2009 with an affiliated captive reinsurer. Please see Note 16 Transactions with Affiliates for more information.

(3) As of December 31, 2009 excludes approximately $3 billion of investment sales receivable that are not subject to fair value accounting.

(4) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(5) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

AVAILABLE-FOR-SALE SECURITIES, FIXED MATURITIES, FVO, EQUITY SECURITIES, TRADING, AND SHORT-TERM INVESTMENTS

The fair value of AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) is determined by management after considering one of three primary sources of information: third party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain either a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities. For the quarter ended September 30, 2010, the Company compared the results of the private placement pricing model to actual trades, as well as to third party broker quotes and determined that the pricing model results were consistent with market observable data for investment grade private placement securities. As a result, the Company reclassified investment grade private placement securities from Level 3 to Level 2. Below investment grade private placement securities remain classified as Level 3.

The Company performs a monthly analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. As a part of this analysis, the Company considers trading volume and other factors to determine whether the decline in market activity is significant when compared to normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing services' methodologies, review of pricing statistics and trends, back testing recent trades, and monitoring of trading volumes, new issuance activity and other market activities. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Derivative instruments are fair valued using pricing valuation models; that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2010 and 2009, 97% and 96%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair value of its AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, which are comprised of on-the-run U.S. Treasuries, exchange-traded equity securities, short-term investments, and exchange traded futures and option contracts, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. For securities except U.S. Treasuries, inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most fixed maturities and preferred stocks, including those reported in separate account assets.
          - ABS, CDOS, CMBS AND RMBS -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.

          - CORPORATES - Primary inputs also include observations of credit default swap curves related to the issuer.
          - FOREIGN GOVERNMENT/GOVERNMENT AGENCIES -- Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging markets.
          - MUNICIPALS - Primary inputs also include Municipal Securities
          Rulemaking Board reported trades and material event notices, and issuer financial statements.
          - SHORT-TERM INVESTMENTS - Primary inputs also include material event notices and new issue money market rates.
          - EQUITY SECURITIES, TRADING -- Consist of investments in mutual funds. Primary inputs include net asset values obtained from third party pricing services.
          - CREDIT DERIVATIVES -Significant inputs primarily include the swap yield curve and credit curves.
          - FOREIGN EXCHANGE DERIVATIVES - Significant inputs primarily include the swap yield curve, currency spot and forward rates, and cross currency basis curves.
          - INTEREST RATE DERIVATIVES - Significant input is primarily the swap yield curve.
Level 3 Most of the Company's securities classified as Level 3 are valued based on brokers' prices. Certain long-dated securities are priced based on third party pricing services, including municipal securities and foreign government/government agencies, as well as bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations.
          Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:
          - CREDIT DERIVATIVES - Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.
          - EQUITY DERIVATIVES - Significant unobservable inputs may include equity volatility.
          - INTEREST RATE CONTRACTS - Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

PRODUCT DERIVATIVES

The Company currently offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider in the U.S., and formerly offered GMWBs in the U.K. The Company has also assumed, through reinsurance, from HLIKK GMIB, GMWB and GMAB. As of October 1, 2009 the Company has subsequently ceded the GMWB and assumed reinsurance from HLIKK to an affiliated captive reinsurer. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in theConsolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company's GMWB liability is carried at fair value and reported in other policyholder funds.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.

The reinsurance assumed on the HLIKK GMIB, GMWB, and GMAB and ceded to an affiliated captive reinsurer meet the characteristics of a free-standing derivative instrument. As a result, the derivative asset or liability is recorded at fair value with changes in the fair value reported in net realized capital gains and losses.

U.S. GMWB CEDED REINSURANCE DERIVATIVE

The fair value of the U.S. GMWB reinsurance derivative is calculated as an aggregation of the components described in the Living Benefits Required to be Fair Valued discussion below and is modeled using significant unobservable policyholder behavior inputs, identical to those used in calculating the underlying liability, such as lapses, fund selection, resets and withdrawal utilization and risk margins.

During 2009, the Company entered into a reinsurance arrangement with an affiliated captive reinsurer to transfer a portion of its risk of loss associated with direct US GMWB and assumed HLIKK GMIB, GMWB, and GMAB. This arrangement is recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of the reinsurance agreement are reported in net realized capital gains and losses. Please see Note 16 for more information on this transaction.

ADOPTION OF FAIR VALUE ACCOUNTING

The impact on January 1, 2008 of adopting fair value measurement guidance for guaranteed benefits and the related reinsurance was a reduction to net income of $311, after the effects of DAC amortization and income taxes.

The adoption of fair value accounting resulted in lower variable annuity fee income for new business issued as Attributed Fees increased consistent with incorporating additional risk margins and other indicia of "exit value" in the valuation of the embedded derivative. The level of Attributed Fees for new business each quarter also depends on the level of equity index volatility, as well as other factors, including interest rates. As equity index volatility increased, interest rates have declined and fees ascribed to new business cohorts issued have risen to levels above the rider fee for most products. The extent of any excess of Attributed Fee over rider fee will vary by product.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds but also have investments in fixed maturity and equity securities. The separate account investments are valued in the same manner, and using the same pricing sources and inputs, as the fixed maturity, equity security, and short-term investments of the Company.

LIVING BENEFITS REQUIRED TO BE FAIR VALUED (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

Fair values for GMWB and guaranteed minimum accumulation benefit ("GMAB") contracts are calculated using the income approach based upon internally developed models because active, observable markets do not exist for those items. The fair value of the Company's guaranteed benefit liabilities, classified as embedded derivatives, and the related reinsurance and customized freestanding derivatives is calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each component described below is unobservable in the marketplace and requires subjectivity by the Company in determining their value.

BEST ESTIMATE CLAIMS COSTS

The Best Estimate Claims Costs is calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and various actuarial assumptions for policyholder behavior which emerge over time.

At each valuation date, the Company assumes expected returns based on:

- risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates;

- market implied volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data;

- correlations of historical returns across underlying well known market indices based on actual observed returns over the ten years preceding the valuation date; and

-   three years of history for fund regression.

As many guaranteed benefit obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

On a daily basis, the Company updates capital market assumptions used in the GMWB liability model such as interest rates and equity indices. On a weekly basis, the blend of implied equity index volatilities are updated. The Company continually monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. At a minimum, all policyholder behavior assumptions are reviewed and updated, as appropriate, in conjunction with the completion of the Company's comprehensive study to refine its estimate of future gross profits during the third quarter of each year.

CREDIT STANDING ADJUSTMENT

This assumption makes an adjustment that market participants would make, in determining fair value, to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). As a result of sustained volatility in the Company's credit default spreads, during 2009 the Company changed its estimate of the Credit Standing Adjustment to incorporate a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability. Prior to the first quarter of 2009, the Company calculated the Credit Standing Adjustment by using default rates published by rating agencies, adjusted for market recoverability. For the year ended December 30, 2010, 2009 and 2008, the credit standing adjustment assumption, net of reinsurance and exclusive of the impact of the credit standing adjustment on other market sensitivities, resulted in pre-tax realized gains (losses) of $(8), $(263) and $10, respectively.

MARGINS

The behavior risk margin adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for a total pre-tax realized gains (losses) of approximately $45, $231, and $470 for the year ended December, 31, 2010, 2009 and 2008, respectively.

In addition to the non-market-based updates described above, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in before-tax realized gains/(losses) of approximately $31, $481 and $(355) for the year ended December 31, 2010, 2009 and 2008, respectively.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provide a fair value roll forward for the twelve months ending December 31, 2010, 2009 and 2008, for the financial instruments classified as Level 3.

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2010 TO DECEMBER 31, 2010

                                                                  TOTAL
                                                           REALIZED/UNREALIZED
                                                              GAINS (LOSSES)
                                  FAIR VALUE                   INCLUDED IN:                 PURCHASES,
                                     AS OF              NET                                 ISSUANCES,
                                  JANUARY 1,          INCOME                                    AND
                                     2010            (1)(2)(8)              OCI (3)         SETTLEMENTS
---------------------------------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities, AFS
 ABS                                   $497             $(16)                   $71             $(59)
 CDO                                  2,109             (124)                   467             (187)
 CMBS                                   269              (98)                   327             (157)
 Corporate                            5,239              (10)                   193              (66)
 Foreign govt./govt. agencies            80               --                      1               (8)
 Municipal                              218                1                     24               19
 RMBS                                   995              (38)                   228             (129)
                                    -------            -----                 ------            -----
 Total fixed maturities, AFS          9,407             (285)                 1,311             (587)
Fixed maturities, FVO                    --               74                     --              (10)
Equity securities, AFS                   32               (3)                     7               11
Derivatives
 Credit derivatives                    (161)             104                     --                3
 Equity derivatives                      (2)               6                     --               --
 Interest rate derivatives                5               (3)                    --              (44)
 Variable annuity hedging
  derivatives and macro hedge
  program                               526             (415)                    --              701
 Total derivatives (5)                  368             (308)                    --              660
Reinsurance recoverable for
 U.S.
 GMWB and Japan GMWB, GMIB,
 and GMAB (1),(7),(9)                 1,108              182                    260              452
Separate accounts (6)                   962              142                     --              314
                                    -------            -----                 ------            -----
LIABILITIES
Other policyholder funds and
 benefits payable (1)
 Guaranteed living benefits
  (8)                               $(3,439)           $(259)                 $(307)           $(253)
 Institutional notes                     (2)               2                     --               --
 Equity linked notes                    (10)              --                     --                1
                                    -------            -----                 ------            -----
 Total other policyholder
  funds and benefits payable
  (1)                                (3,451)            (257)                  (307)            (252)
Other derivative liabilities
Other liabilities                        --              (26)                    --               --
Consumer notes                           (5)              --                     --               --
                                    -------            -----                 ------            -----

                                                                                         CHANGES IN UNREALIZED
                                                                                        GAINS (LOSSES) INCLUDED
                                                                                        IN NET INCOME RELATED TO
                                                                       FAIR VALUE        FINANCIAL INSTRUMENTS
                                  TRANSFERS          TRANSFERS            AS OF              STILL HELD AT
                                    IN TO             OUT OF          DECEMBER 31,            DECEMBER 31,
                                 LEVEL 3 (4)        LEVEL 3 (4)           2010                  2010 (2)
-----------------------------  ----------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities, AFS
 ABS                                   $40              $(125)              $408                   $(6)
 CDO                                    42               (438)             1,869                  (130)
 CMBS                                  267               (116)               492                   (58)
 Corporate                             800             (4,670)             1,486                   (20)
 Foreign govt./govt. agencies           --                (33)                40                    --
 Municipal                              --                 (4)               258                    --
 RMBS                                  102                (53)             1,105                   (35)
                                    ------            -------            -------                 -----
 Total fixed maturities, AFS         1,251             (5,439)             5,658                  (249)
Fixed maturities, FVO                  447                 --                511                    71
Equity securities, AFS                  --                 --                 47                    (3)
Derivatives
 Credit derivatives                   (290)                --               (344)                  103
 Equity derivatives                     --                 --                  4                     6
 Interest rate derivatives              --                (11)               (53)                  (23)
 Variable annuity hedging
  derivatives and macro hedge
  program                               --                 (4)               808                  (382)
 Total derivatives (5)                (290)               (15)               415                  (296)
Reinsurance recoverable for
 U.S.
 GMWB and Japan GMWB, GMIB,
 and GMAB (1),(7),(9)                   --                 --              2,002                   182
Separate accounts (6)                   14               (185)             1,247                    20
                                    ------            -------            -------                 -----
LIABILITIES
Other policyholder funds and
 benefits payable (1)
 Guaranteed living benefits
  (8)                                    $                  $            $(4,258)                $(259)
 Institutional notes                    --                 --                 --                     2
 Equity linked notes                    --                 --                 (9)                   --
                                    ------            -------            -------                 -----
 Total other policyholder
  funds and benefits payable
  (1)                                   --                 --             (4,267)                 (257)
Other derivative liabilities
Other liabilities                      (11)                --                (37)                   --
Consumer notes                          --                 --                 (5)                   --
                                    ------            -------            -------                 -----

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these columns are reported in net realized capital gains (losses) except for less than $1, which is reported in benefits, losses and loss adjustment expenses. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are primarily attributable to the reclassification of investment grade private placement securities, changes in the availability of market observable information, the re-evaluation of the observability of pricing inputs and the election of fair value option for investments containing an embedded credit derivative. Transfers in also include the consolidation of additional VIEs due to the adoption of new accounting guidance on January 1, 2010.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company.

(7) Includes fair value of reinsurance recoverables of approximately $1.7 billion related to a transaction entered into with an affiliated captive reinsurer. Please see Note 16 Transactions with Affiliates for more information.

(8) Includes both market and non-market impacts in deriving realized and unrealized gains (losses)

(9) During July 2008, the Company reinsured, with a third party, U.S. GMWB risks associated with approximately $7.8 billion of account value sold between 2003 and 2006. The reinsurance agreement is an 80% quota-share agreement. The third party's financial strength is rated A+ by A.M. Best, AA- by Standard and Poor's and Aa2 by Moody's. The reinsurance agreement will be accounted for as a freestanding derivative

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2009 TO DECEMBER 31, 2009

                                                                   TOTAL
                                                            REALIZED/UNREALIZED
                                                               GAINS (LOSSES)
                                  FAIR VALUE                    INCLUDED IN:                   PURCHASES,
                                     AS OF               NET                                   ISSUANCES,
                                  JANUARY 1,           INCOME                                     AND
                                     2009             (1)(2)(8)               OCI (3)         SETTLEMENTS
------------------------------------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities, AFS
 ABS                                   $429               $(39)                  $148              $(21)
 CDO                                  1,981               (426)                   720              (118)
 CMBS                                   263               (170)                   196               (53)
 Corporate                            4,421                (56)                   723               552
 Foreign govt./govt. agencies            74                 --                     --                19
 Municipal                              155                 --                      4                29
 RMBS                                 1,419               (344)                   136              (174)
                                    -------            -------                 ------            ------
 Total fixed maturities, AFS          8,742             (1,035)                 1,927               234
Equity securities, AFS                   59                 (1)                     8                (1)
 Derivatives (5)
  Variable annuity hedging
   derivatives and macro
   hedge program                      2,774             (1,643)                    --              (605)
  Other freestanding
   derivatives                         (234)                73                     (4)               16
                                    -------            -------                 ------            ------
 Total freestanding
  derivatives                         2,540             (1,570)                    (4)             (589)
Reinsurance recoverable for
 U.S. GMWB and Japan GMWB,
 GMIB, and GMAB (1),(7),(9)           1,302             (1,565)                   (51)            1,422
Separate accounts (6)                   786                (65)                    --               344
                                    -------            -------                 ------            ------
LIABILITIES
Other policyholder funds and
 benefits payable (1)
 Guaranteed living benefits         $(9,206)            $5,833                   $174             $(240)
 Institutional notes                    (41)                39                     --                --
 Equity linked notes                     (8)                (2)                    --                --
                                    -------            -------                 ------            ------
Total other policyholder
 funds and benefits payable
 (1)                                 (9,255)             5,870                    174              (240)
Consumer notes                           (5)                --                     --                --
                                    -------            -------                 ------            ------

                                                                     CHANGES IN UNREALIZED
                                                                    GAINS (LOSSES) INCLUDED
                                                                   IN NET INCOME RELATED TO
                                                   FAIR VALUE        FINANCIAL INSTRUMENTS
                                TRANSFERS IN          AS OF              STILL HELD AT
                                AND/OR (OUT)      DECEMBER 31,           DECEMBER 31,
                               OF LEVEL 3 (4)         2009                   2009
-----------------------------  -------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities, AFS
 ABS                                 $(20)              $497                   $(29)
 CDO                                  (48)             2,109                   (382)
 CMBS                                  33                269                    (37)
 Corporate                           (401)             5,239                    (45)
 Foreign govt./govt. agencies         (13)                80                     --
 Municipal                             30                218                     --
 RMBS                                 (42)               995                   (220)
                                    -----            -------                -------
 Total fixed maturities, AFS         (461)             9,407                   (713)
Equity securities, AFS                (33)                32                     (1)
 Derivatives (5)
  Variable annuity hedging
   derivatives and macro
   hedge program                       --                526                 (1,170)
  Other freestanding
   derivatives                         (9)              (158)                   129
                                    -----            -------                -------
 Total freestanding
  derivatives                          (9)               368                 (1,041)
Reinsurance recoverable for
 U.S. GMWB and Japan GMWB,
 GMIB, and GMAB (1),(7),(9)            --              1,108                 (1,565)
Separate accounts (6)                (103)               962                    (38)
                                    -----            -------                -------
LIABILITIES
Other policyholder funds and
 benefits payable (1)
 Guaranteed living benefits          $ --            $(3,439)                $5,833
 Institutional notes                   --                 (2)                    39
 Equity linked notes                   --                (10)                    (2)
                                    -----            -------                -------
Total other policyholder
 funds and benefits payable
 (1)                                   --             (3,451)                 5,870
Consumer notes                         --                 (5)                    --
                                    -----            -------                -------

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these columns are reported in net realized capital gains (losses) except for $3, which is reported in benefits, losses and loss adjustment expenses. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are attributable to a change in the availability of market observable information and re-evaluation of the observability of pricing inputs primarily for certain long-dated corporate bonds and preferred stocks.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company.

(7) Includes fair value of reinsurance recoverables of approximately $761 related to a transaction entered into on October 1, 2009 with an affiliated captive reinsurer. Please see Note 16 Transactions with Affiliates for more information.

(8) Includes both market and non-market impacts in deriving realized and unrealized gains (losses)

(9) During July 2008, the Company reinsured, with a third party, U.S. GMWB risks associated with approximately $7.8 billion of account value sold between 2003 and 2006. The reinsurance agreement is an 80% quota-share agreement. The third party's financial strength is rated A+ by A.M. Best, AA- by Standard and Poor's and Aa2 by Moody's. The reinsurance agreement will be accounted for as a freestanding derivative

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2008 TO DECEMBER 31, 2008

                                                                         TOTAL
                                                                  REALIZED/UNREALIZED
                                                                    GAINS (LOSSES)
                                       FAIR VALUE                    INCLUDED IN:                    PURCHASES,
                                          AS OF                    NET                               ISSUANCES,
                                       JANUARY 1,                INCOME                                  AND
                                          2008                (1),(2),(11)          OCI (3)          SETTLEMENTS
------------------------------------------------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities                         $13,558                   $(659)           $(3,382)              $526
Equity securities, AFS                       563                       1                (27)                 3
Freestanding derivatives (4)
 Variable annuity hedging
  derivatives and macro hedge
  program                                    673                   2,096                 --                  5
 Other freestanding
  derivatives                               (303)                   (316)                16                271
                                         -------                 -------            -------            -------
 Total freestanding
  derivatives                                370                   1,780                 16                276
 Reinsurance recoverable
  (1),(2),(9)                                238                     962                 --                102
 Separate accounts (6)                       701                    (204)                --                (26)
                                         -------                 -------            -------            -------
SUPPLEMENTAL ASSET
 INFORMATION
 Total freestanding
  derivatives used to hedge
  U.S. GMWB including those
  in Levels 1, 2 and 3 (10)                  643                   3,374                 --             (1,353)
                                         -------                 -------            -------            -------
LIABILITIES
Other policyholder funds and
 benefits payable (2)
Guaranteed living benefits               $(1,692)                $(7,019)             $(248)             $(247)
 Institutional notes                         (24)                    (17)                --                 --
 Equity linked notes                         (21)                     13                 --                 --
                                         -------                 -------            -------            -------
 Total other policyholder
  funds and benefits payable
  accounted for at fair value
  (2)                                     (1,737)                 (7,023)              (248)              (247)
 Consumer notes                               (5)                      5                 --                 (5)
                                         -------                 -------            -------            -------
SUPPLEMENTAL INFORMATION
Net U.S. GMWB (Embedded
 derivatives, freestanding
 derivatives including those
 in Levels 1, 2 and 3 and
 reinsurance recoverable) (8)              $(552)                  $(631)              $ --            $(1,377)
                                         -------                 -------            -------            -------

                                                                                 CHANGES IN UNREALIZED
                                                                                GAINS (LOSSES) INCLUDED
                                                                                 IN NET INCOME RELATED
                                 TRANSFERS IN             FAIR VALUE            TO FINANCIAL INSTRUMENTS
                                    AND/OR                   AS OF                   STILL HELD AT
                                   (OUT) OF              DECEMBER 31,                 DECEMBER 31,
                                  LEVEL 3 (4)                2008                       2008 (2)
-----------------------------  -------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities                    $(1,301)                 $8,742                       $(515)
Equity securities, AFS                 (481)                     59                          (2)
Freestanding derivatives (4)
 Variable annuity hedging
  derivatives and macro hedge
  program                                --                   2,774                       1,995
 Other freestanding
  derivatives                            98                    (234)                       (225)
                                    -------                 -------                     -------
 Total freestanding
  derivatives                            98                   2,540                       1,770
 Reinsurance recoverable
  (1),(2),(9)                            --                   1,302                         962
 Separate accounts (6)                  315                     786                         (73)
                                    -------                 -------                     -------
SUPPLEMENTAL ASSET
 INFORMATION
 Total freestanding
  derivatives used to hedge
  U.S. GMWB including those
  in Levels 1, 2 and 3 (10)              --                   2,664                       3,374
                                    -------                 -------                     -------
LIABILITIES
Other policyholder funds and
 benefits payable (2)
Guaranteed living benefits             $ --                 $(9,206)                    $(7,019)
 Institutional notes                     --                     (41)                        (17)
 Equity linked notes                     --                      (8)                         13
                                    -------                 -------                     -------
 Total other policyholder
  funds and benefits payable
  accounted for at fair value
  (2)                                    --                  (9,255)                     (7,023)
 Consumer notes                          --                      (5)                          5
                                    -------                 -------                     -------
SUPPLEMENTAL INFORMATION
Net U.S. GMWB (Embedded
 derivatives, freestanding
 derivatives including those
 in Levels 1, 2 and 3 and
 reinsurance recoverable) (8)          $ --                 $(2,560)                      $(631)
                                    -------                 -------                     -------

(1) The January 1, 2008 fair value of $238 includes the pre fair value amount of $128 and transitional adjustment of $110.

(2) The Company classifies all the gains and losses on GMWB reinsurance derivatives and GMWB embedded derivatives and reinsured GMWB, GMIB and GMAB free standing derivatives as unrealized gains/losses for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains/ losses for these derivatives and embedded derivatives.

(3) All amounts in these columns are reported in net realized capital gains/losses, except for $6 for the twelve months ending December 31, 2009, which is reported in benefits, losses and loss adjustment expenses. All amounts are before income taxes and amortization of DAC.

(4) The freestanding derivatives, excluding reinsurance derivatives instruments, are reported in this table on a net basis for asset/(liability) positions and reported on the Consolidated Balance Sheet in other investments and other liabilities.

(5)  All amounts are before income taxes and amortization of DAC.

(6) The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities which results in a net zero impact on net income for the Company.

(7) Transfers in and/or (out) of Level 3 are attributable to a change in the availability of market observable information for individual securities within respective categories.

(8) The net loss on U.S. GMWB since January 1, 2008 was primarily related to liability model assumption updates for mortality in the first quarter and market-based hedge ineffectiveness in the third and fourth quarters due to extremely volatile capital markets, partially offset by gains in the fourth quarter related to liability model assumption updates for lapse rates.

(9) During July 2008, the Company reinsured, with a third party, U.S. GMWB risks associated with approximately $7.8 billion of account value sold between 2003 and 2006. The reinsurance agreement is an 80% quota-share agreement. The third party's financial strength is rated A+ by A.M. Best, AA- by Standard and Poor's and Aa2 by Moody's. The reinsurance agreement will be accounted for as a freestanding derivative.

(10) The "Purchases, issuances, and settlements' primarily relates to the receipt of cash on futures and option contracts classified as Level 1 and interest rate, currency and credit default swaps classified as Level 2.

(11) Includes both market and non-market impacts in deriving rlealized and unrealized gains (losses)

FAIR VALUE OPTION

The Company elected the fair value option for its investments containing an embedded credit derivative which were not bifurcated as a result of adoption of new accounting guidance effective July 1, 2010. The underlying credit risk of these securities is primarily corporate bonds and commercial real estate. The Company elected the fair value option given the complexity of bifurcating the economic components associated with the embedded credit derivative. Similar to other fixed maturities, income earned from these securities is recorded in net investment income. Changes in the fair value of these securities are recorded in net realized capital gains and losses.

The Company previously elected the fair value option for one of its consolidated VIEs in order to apply a consistent accounting model for the VIE's assets and liabilities. The VIE is an investment vehicle that holds high quality investments, derivative instruments that references third-party corporate credit and issues notes to investors that reflect the credit characteristics of the high quality investments and derivative instruments. The risks and rewards associated with the assets of the VIE inure to the investors. The investors have no recourse against the Company. As a result, there has been no adjustment to the market value of the notes for the Company's own credit risk. Electing the fair value option for the VIE resulted in lowering other liabilities with an offsetting impact to the cumulative effect adjustment to Retained Earnings of $232, representing the difference between the fair value and outstanding principal of the notes as of January 1, 2010.

The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company's Consolidated Statements of Operations.

                                                          FOR THE YEAR ENDED
                                                           DECEMBER 31, 2010
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                                              $(5)
  Corporate                                                         (7)
  CRE CDOs                                                          79
OTHER LIABILITIES
 Credit-linked notes                                               (26)
                                                                 -----
                TOTAL REALIZED CAPITAL GAINS (LOSSES)              $41
                                                                 -----

The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company's Consolidated Balance Sheets.

                                                                 AS OF
                                                           DECEMBER 31, 2010
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                                              $64
  CRE CDOs                                                         260
  Corporate                                                        251
  Foreign government                                                64
                                                                 -----
 Total fixed maturities, FVO                                      $639
                                                                 -----
OTHER LIABILITIES
 Credit-linked notes (1)                                           $37
                                                                 -----

(1) As of December 31, 2010, the outstanding principal balance of the notes was $243. Also not included in the table above was $250 of derivative instruments in the Company's Consolidated Balance Sheets.

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2010 and 2009 were as follows:

                                                                  DECEMBER 31, 2010                    DECEMBER 31, 2009
                                                              CARRYING               FAIR          CARRYING               FAIR
                                                               AMOUNT                VALUE          AMOUNT                VALUE
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Policy loans                                                    $2,128               $2,164          $2,120               $2,252
 Mortgage loans                                                   3,244                3,272           4,304                3,645
                                                              ---------            ---------       ---------            ---------
LIABILITIES
 Other policyholder funds and benefits payable (1)              $10,824              $11,050         $11,919              $12,101
 Consumer notes (2)                                                 377                  392           1,131                1,194
                                                              ---------            ---------       ---------            ---------

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

(2)  Excludes amounts carried at fair value and included in disclosures above.

The Company has not made any changes in its valuation methodologies for the following assets and liabilities since December 31, 2009.

- Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations using current interest rates.

- Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

- Other policyholder funds and benefits payable, not carried at fair value, is determined by estimating future cash flows, discounted at the current market rate.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

SIGNIFICANT INVESTMENT ACCOUNTING POLICIES

OVERVIEW

The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Other Comprehensive Income (Loss) ("OCI"), after adjustments for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value. The equity investments associated with the variable annuity products offered in Japan are recorded at fair value and are classified as trading with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. Recognition of limited partnerships and other alternative investment income is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2010, 2009 and 2008 may not include the full impact of current year changes in valuation of the underlying assets and liabilities, which are generally obtained from the limited partnerships and other alternative investments' general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company deems debt securities and certain equity securities with debt-like characteristics (collectively "debt securities") to be other-than-temporarily impaired ("impaired") if a security meets the following conditions: a) the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, or b) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security's amortized cost basis and the fair value is separated into the portion representing a credit other-than-temporary impairment ("impairment"), which is recorded in net realized capital losses, and the remaining impairment, which is recorded in OCI. Generally, the Company determines a security's credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security's effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security's fair value and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment, which typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security's new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security. If the Company's best estimate of expected future cash flows increases, the security's yield is prospectively adjusted higher. Conversely, if the Company's best estimate of expected future cash flows worsens, the securities are reviewed for potential additional impairments.

The Company's evaluation of whether a credit impairment exists for debt securities includes but is not limited to, the following factors: (a) changes in the financial condition of the security's underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments,
(c) changes in the financial condition, credit rating and near-term prospects of the issuer, (d) the extent to which the fair value has been less than the amortized cost of the security and (e) the payment structure of the security. The Company's best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, loan-to-value ratios. In addition, for structured securities, the Company considers factors including, but not limited to, average cumulative collateral loss rates that vary by vintage year, commercial and residential property value declines that vary by property type and location and commercial real estate delinquency levels. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/ or underlying collateral such as changes in the projections of the underlying property value estimates.

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by a committee of investment and accounting professionals ("Committee"). The Committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.

The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on contractually obligated payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

MORTGAGE LOAN VALUATION ALLOWANCES

The Company's security monitoring process reviews mortgage loans on a quarterly basis to identify potential credit losses. Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, loan-to-value ("LTV") ratios and debt service coverage ratios ("DSCR"). In addition, the Company considers historic, current and projected delinquency rates and property values. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's original effective interest rate, (b) the loan's observable market price or, most frequently, (c) the fair value of the collateral. For commercial loans, a valuation allowance has been established for either individual loans or as a projected loss contingency for loans with an LTV ratio of 90% or greater and consideration of other credit quality factors, including DSCR. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectable and the loans continue to perform under the original or restructured terms. Interest income ceases to accrue for loans when it is not probable that the Company will receive interest and principal payments according to the contractual terms of the loan agreement, or if a loan is more than 60 days past due. Loans may resume accrual status when it is determined that sufficient collateral exists to satisfy the full amount of the loan and interest payments, as well as when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis, as well as changes in value associated with fixed maturities for which the fair value option was elected. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments are recognized as net realized capital losses in accordance with the Company's impairment policy previously discussed. Foreign currency transaction remeasurements are also included in net realized capital gains and losses, as well as one-time items.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For limited partnerships and other alternative investments, the equity method of accounting is used to recognize the Company's share of earnings. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2010, 2009 and 2008.

Net investment income on equity securities, trading, includes dividend income and the changes in market value of the securities associated with the variable annuity products sold in the United Kingdom. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting. Accordingly, these assets are reflected in the Company's general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

SIGNIFICANT DERIVATIVE INSTRUMENTS ACCOUNTING POLICIES

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut, the State of Illinois and the State of New York insurance departments.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value. For balance sheet presentation purposes, the Company offsets the fair value amounts, income accruals, and cash collateral held, related to derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

Fair Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Cash Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity of the Company, credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds for every counterparty. The maximum uncollateralized threshold for a derivative counterparty for a single level entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company generally requires that derivative contracts, other than exchange traded contracts, certain forward contracts, and certain embedded and reinsurance derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

NET INVESTMENT INCOME (LOSS)

                                                      2010
                                                  (BEFORE-TAX)
                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                                      2009           2008
--------------------------------------------------------------------------------
Fixed maturities                       $1,977         $2,094         $2,458
Equity securities, AFS                     14             43             65
Mortgage loans                            199            232            251
Policy loans                              129            136            136
Limited partnerships and other            121           (171)          (224)
 alternative investments
Other investments                         253            242            (33)
Investment expenses                       (72)           (71)           (65)
                                     --------       --------       --------
     TOTAL SECURITIES AFS AND OTHER     2,621          2,505          2,588
Equity securities, trading                238            343           (246)
                                     --------       --------       --------
        TOTAL NET INVESTMENT INCOME    $2,859         $2,848         $2,342
                                     --------       --------       --------

The net unrealized gain (loss) on equity securities, trading, included in net investment income during the years ended December 31, 2010, 2009 and 2008, was $160, $276 and $(250), respectively, substantially all of which have corresponding amounts credited to policyholders. These amounts were not included in gross unrealized gains (losses).

NET REALIZED CAPITAL LOSSES

                                                      2010
                                                  (BEFORE-TAX)
                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                                     2009           2008
--------------------------------------------------------------------------------
Gross gains on sales                    $486           $364            $383
Gross losses on sales                   (336)          (828)           (398)
Net OTTI losses recognized in           (336)        (1,192)         (1,888)
 earnings
Valuation allowances on mortgage        (108)          (292)            (13)
 loans
Japanese fixed annuity contract           27             47              64
 hedges, net (1)
Periodic net coupon settlements on        (3)           (33)            (34)
 credit derivatives/Japan
Fair value measurement transition         --             --            (798)
 impact
Results of variable annuity hedge
 program
 GMWB derivatives, net                   113          1,505            (687)
 Macro hedge program                    (584)          (895)             74
                                     -------       --------       ---------
Total results of variable annuity       (471)           610            (613)
 hedge program
GMIB/GMAB/GMWB reinsurance assumed      (769)         1,106          (1,986)
Coinsurance and modified                 284           (577)             --
 coinsurance ceded reinsurance
 contracts
Other, net (2)                           282            (81)           (480)
                                     -------       --------       ---------
        NET REALIZED CAPITAL LOSSES    $(944)         $(876)        $(5,763)
                                     -------       --------       ---------

(1) Relates to derivative hedging instruments, excluding periodic net coupon settlements, and is net of the Japanese fixed annuity product liability adjustment for changes in the dollar/yen exchange spot rate.

(2) Primarily consists of losses on Japan 3Win related foreign currency swaps, changes in fair value on non-qualifying derivatives and fixed maturities, FVO, and other investment gains and losses.

SALES OF AVAILABLE-FOR-SALE SECURITIES

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                      2010            2009           2008
--------------------------------------------------------------------------------
Fixed maturities, AFS
 Sale proceeds                        $27,739         $27,809        $9,366
 Gross gains                              413             495           291
 Gross losses                            (299)           (830)         (472)
Equity securities, AFS
 Sale proceeds                           $171            $162          $126
 Gross gains                               12               2            11
 Gross losses                              (4)            (27)          (21)
                                    ---------       ---------       -------

Sales of AFS securities were the result of the Company's repositioning of its investment portfolio throughout 2010.

OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

The following table presents a roll-forward of the Company's cumulative credit impairments on debt securities held as of December 31, 2010 and 2009.

                                                FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                          2010                      2009
--------------------------------------------------------------------------------
Balance as of beginning of period         $(1,632)                     $ --
Credit impairments remaining in                --                      (941)
 retained earnings related to
 adoption of new accounting
 guidance in April 2009
Additions for credit impairments
 recognized on (1):
 Securities not previously                   (181)                     (690)
  impaired
 Securities previously impaired              (122)                     (201)
Reductions for credit impairments
 previously recognized on:
 Securities that matured or were              314                       196
  sold during the period
 Securities that the Company                   --                         1
  intends to sell or more likely
  than not will be required to
  sell before recovery
 Securities due to an increase in              23                         3
  expected cash flows
                                        ---------                 ---------
      BALANCE AS OF END OF PERIOD         $(1,598)                  $(1,632)
                                        ---------                 ---------

(1) These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

AVAILABLE-FOR-SALE SECURITIES

The following table presents the Company's AFS securities by type.

                                                                        DECEMBER 31, 2010
                                    COST OR                 GROSS                   GROSS                                NON-
                                   AMORTIZED              UNREALIZED             UNREALIZED            FAIR             CREDIT
                                     COST                   GAINS                  LOSSES              VALUE           OTTI (1)
-----------------------------------------------------------------------------------------------------------------------------------
ABS                                  $2,395                    $29                   $(356)            $2,068              $(1)
CDOs                                  2,278                     --                    (379)             1,899              (59)
CMBS                                  5,283                    146                    (401)             5,028              (15)
Corporate (2)                        25,934                  1,545                    (538)            26,915                6
Foreign govt./govt. agencies            963                     48                      (9)             1,002               --
Municipal                             1,149                      7                    (124)             1,032               --
RMBS                                  4,450                     79                    (411)             4,118             (113)
U.S. Treasuries                       2,871                     11                    (110)             2,772               --
                                    -------                 ------                 -------            -------            -----
  TOTAL FIXED MATURITIES, AFS        45,323                  1,865                  (2,328)            44,834             (182)
Equity securities, AFS                  320                     61                     (41)               340               --
                                    -------                 ------                 -------            -------            -----
         TOTAL AFS SECURITIES       $45,643                 $1,926                 $(2,369)           $45,174            $(182)
                                    -------                 ------                 -------            -------            -----

                                                                        DECEMBER 31, 2009
                                    COST OR                 GROSS                   GROSS                                NON-
                                   AMORTIZED              UNREALIZED             UNREALIZED            FAIR             CREDIT
                                     COST                   GAINS                  LOSSES              VALUE           OTTI (1)
-----------------------------  ----------------------------------------------------------------------------------------------------
ABS                                  $2,344                    $31                   $(472)            $1,903             $(26)
CDOs                                  3,158                     19                  (1,012)             2,165             (123)
CMBS                                  6,844                     76                  (1,555)             5,365               (8)
Corporate (2)                        23,621                    985                    (939)            23,667              (11)
Foreign govt./govt. agencies            824                     35                     (13)               846               --
Municipal                               971                      3                    (194)               780               --
RMBS                                  3,965                     68                    (697)             3,336             (166)
U.S. Treasuries                       2,557                      5                    (221)             2,341               --
                                    -------                 ------                 -------            -------            -----
  TOTAL FIXED MATURITIES, AFS        44,284                  1,222                  (5,103)            40,403             (334)
Equity securities, AFS                  447                     38                     (66)               419               --
                                    -------                 ------                 -------            -------            -----
         TOTAL AFS SECURITIES       $44,731                 $1,260                 $(5,169)           $40,822            $(334)
                                    -------                 ------                 -------            -------            -----

(1) Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2010 and 2009.

(2) Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

The following table presents the Company's fixed maturities, AFS, by contractual maturity year.

                                                DECEMBER 31, 2010
                                    AMORTIZED COST               FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
One year or less                          $1,042                     $1,063
Over one year through five
 years                                    10,674                     11,102
Over five years through ten
 years                                     7,674                      8,014
Over ten years                            11,527                     11,542
                                       ---------                  ---------
 Subtotal                                 30,917                     31,721
Mortgage-backed and
 asset-backed securities                  14,406                     13,113
                                       ---------                  ---------
                          TOTAL          $45,323                    $44,834
                                       ---------                  ---------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

As of December 31, 2010, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. Other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were JP Morgan Chase & Co., Berkshire Hathaway Inc. and Wells Fargo & Co. which each comprised less than 0.6% of total invested assets. As of December 31, 2009, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. Other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were JP Morgan Chase & Co., Bank of America Corporation and Wells Fargo & Co. which each comprised less than 0.6% of total invested assets.

The Company's three largest exposures by sector as of December 31, 2010 were commercial real estate, U.S. Treasuries and financial services which comprised approximately 15%, 10% and 9%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2009 were commercial real estate, basic industry and financial services, which comprised approximately 18%, 13% and 9%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The following tables present the Company's unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

                                                  DECEMBER 31, 2010
                                               LESS THAN 12 MONTHS
                                  AMORTIZED            FAIR          UNREALIZED
                                     COST             VALUE            LOSSES
---------------------------------------------------------------------------------------
ABS                                   $237              $226             $(11)
CDOs                                   316               288              (28)
CMBS                                   374               355              (19)
Corporate (1)                        3,726             3,591             (130)
Foreign govt./govt. agencies           250               246               (4)
Municipal                              415               399              (16)
RMBS                                 1,187             1,155              (32)
U.S. Treasuries                      1,142             1,073              (69)
                                    ------            ------            -----
       TOTAL FIXED MATURITIES        7,647             7,333             (309)
Equity securities                       18                17               (1)
                                    ------            ------            -----
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $7,665            $7,350            $(310)
                                    ------            ------            -----

                                                   DECEMBER 31, 2010
                                                 12 MONTHS OR MORE
                                   AMORTIZED            FAIR           UNREALIZED
                                     COST              VALUE             LOSSES
-----------------------------  ----------------------------------------------------------
ABS                                  $1,226              $881             $(345)
CDOs                                  1,934             1,583              (351)
CMBS                                  2,532             2,150              (382)
Corporate (1)                         2,777             2,348              (408)
Foreign govt./govt. agencies             40                35                (5)
Municipal                               575               467              (108)
RMBS                                  1,379             1,000              (379)
U.S. Treasuries                         158               117               (41)
                                    -------            ------            ------
       TOTAL FIXED MATURITIES        10,621             8,581            (2,019)
Equity securities                       148               108               (40)
                                    -------            ------            ------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $10,769            $8,689            $(2,059)
                                    -------            ------            ------

                                                 DECEMBER 31, 2010
                                                       TOTAL
                                   AMORTIZED            FAIR            UNREALIZED
                                     COST               VALUE             LOSSES
-----------------------------  ------------------------------------------------------
ABS                                  $1,463             $1,107             $(356)
CDOs                                  2,250              1,871              (379)
CMBS                                  2,906              2,505              (401)
Corporate (1)                         6,503              5,939              (538)
Foreign govt./govt. agencies            290                281                (9)
Municipal                               990                866              (124)
RMBS                                  2,566              2,155              (411)
U.S. Treasuries                       1,300              1,190              (110)
                                    -------            -------            ------
       TOTAL FIXED MATURITIES        18,268             15,914            (2,328)
Equity securities                       166                125               (41)
                                    -------            -------            ------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $18,434            $16,039            $(2,369)
                                    -------            -------            ------

(1) Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

                                                  DECEMBER 31, 2009
                                               LESS THAN 12 MONTHS
                                   COST OR
                                  AMORTIZED            FAIR          UNREALIZED
                                     COST             VALUE            LOSSES
---------------------------------------------------------------------------------------
ABS                                   $278              $230             $(48)
CDOs                                   990               845             (145)
CMBS                                 1,207             1,016             (191)
Corporate                            3,434             3,207             (227)
Foreign govt./govt. agencies           316               307               (9)
Municipal                              119               113               (6)
RMBS                                   664               600              (64)
U.S. Treasuries                      1,573             1,534              (39)
                                    ------            ------            -----
  TOTAL FIXED MATURITIES, AFS        8,581             7,852             (729)
Equity securities. AFS                  65                49              (16)
                                    ------            ------            -----
   TOTAL AFS SECURITIES IN AN
              UNREALIZED LOSS       $8,646            $7,901            $(745)
                                    ------            ------            -----

                                                  DECEMBER 31, 2009
                                                  12 MONTHS OR MORE
                                    COST OR
                                   AMORTIZED            FAIR             UNREALIZED
                                     COST               VALUE              LOSSES
-----------------------------  --------------------------------------------------------
ABS                                  $1,364               $940              $(424)
CDOs                                  2,158              1,291               (867)
CMBS                                  4,001              2,637             (1,364)
Corporate                             4,403              3,691               (712)
Foreign govt./govt. agencies             30                 26                 (4)
Municipal                               791                603               (188)
RMBS                                  1,688              1,055               (633)
U.S. Treasuries                         628                446               (182)
                                    -------            -------            -------
  TOTAL FIXED MATURITIES, AFS        15,063             10,689             (4,374)
Equity securities. AFS                  246                196                (50)
                                    -------            -------            -------
   TOTAL AFS SECURITIES IN AN
              UNREALIZED LOSS       $15,309            $10,885            $(4,424)
                                    -------            -------            -------

                                                     DECEMBER 31, 2009
                                                             TOTAL
                                         COST OR
                                        AMORTIZED            FAIR             UNREALIZED
                                          COST               VALUE              LOSSES
-----------------------------  -------------------------------------------------------------
ABS                                       $1,642             $1,170              $(472)
CDOs                                       3,148              2,136             (1,012)
CMBS                                       5,208              3,653             (1,555)
Corporate                                  7,837              6,898               (939)
Foreign govt./govt. agencies                 346                333                (13)
Municipal                                    910                716               (194)
RMBS                                       2,352              1,655               (697)
U.S. Treasuries                            2,201              1,980               (221)
                                         -------            -------            -------
  TOTAL FIXED MATURITIES, AFS             23,644             18,541             (5,103)
Equity securities. AFS                       311                245                (66)
                                         -------            -------            -------
   TOTAL AFS SECURITIES IN AN
              UNREALIZED LOSS            $23,955            $18,786            $(5,169)
                                         -------            -------            -------

As of December 31, 2010, AFS securities in an unrealized loss position, comprised of 1,585 securities, primarily related to CMBS, CDOs and corporate securities primarily within the financial services sector which have experienced significant price deterioration. As of December 31, 2010, 72% of these securities were depressed less than 20% of cost or amortized cost. The decline in unrealized losses during 2010 was primarily attributable to a decline in interest rates and, to a lesser extent, credit spread tightening.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.

MORTGAGE LOANS

                                                      DECEMBER 31, 2010
                                   AMORTIZED              VALUATION              CARRYING
                                    COST (1)              ALLOWANCE               VALUE
----------------------------------------------------------------------------------------------
Commercial                              3,306                  (62)                  3,244
                                   ----------              -------              ----------
         TOTAL MORTGAGE LOANS          $3,306                 $(62)                 $3,244
                                   ----------              -------              ----------

                                                       DECEMBER 31, 2009
                                   AMORTIZED               VALUATION               CARRYING
                                    COST (1)               ALLOWANCE                VALUE
-----------------------------  -----------------------------------------------------------------
Commercial                             $4,564                  $(260)                 $4,304
                                   ----------              ---------              ----------
         TOTAL MORTGAGE LOANS          $4,564                  $(260)                 $4,304
                                   ----------              ---------              ----------

(1) Amortized cost represents carrying value prior to valuation allowances, if any.

As of December 31, 2010, the carrying value of mortgage loans associated with the valuation allowance was $613. Included in the table above, are mortgage loans held-for-sale with a carrying value and valuation allowance of $64 and $4, respectively, as of December 31, 2010, and $161 and $79, respectively, as of December 31, 2009. The carrying value of these loans is included in mortgage loans in the Company's Consolidated Balance Sheets as of December 31, 2010.

The following table presents the activity within the Company's valuation allowance for mortgage loans.

                                         FOR THE YEARS ENDED DECEMBER 31,
                                     2010           2009              2008
--------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1              $ (260)         $ (13)            $ --
Additions                              (108)          (292)             (13)
Deductions                              306             45               --
                                   --------       --------            -----
BALANCE AS OF DECEMBER 31              $(62)         $(260)            $(13)
                                   --------       --------            -----

For the year ended December 31, 2010, deductions of $306 had a carrying value at time of sale of $575 primarily related to sales of B-Note participants and mezzanine loans. Additions of $108 primarily related to anticipated, and since executed, B-Note participant and mezzanine loan sales, as well as additions for expected credit losses due to borrower financial difficulty and/or collateral value deterioration.

The current weighted average LTV ratio of the Company's commercial mortgage loan portfolio was approximately 75% as of December 31, 2010. At origination, the weighted-average LTV ratio was approximately 63% as of December 31, 2010. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan values are updated no less than annually through property level reviews of the portfolio. Factors considered in the property valuation include, but are not limited to, actual and expected property cash flows, geographic market data and capitalization rates. DSCRs compare a property's net operating income to the borrower's principal and interest payments. The current weighted average DSCR of the Company's commercial mortgage loan portfolio was approximately 2.07x as of December 31, 2010. The Company did not hold any commercial mortgage loans greater than 60 days past due.

The following table presents the carrying value of the Company's commercial mortgage loans by LTV and DSCR.

                    COMMERCIAL MORTGAGE LOANS CREDIT QUALITY
                               DECEMBER 31, 2010

                                                            AVG. DEBT-SERVICE
                                       CARRYING VALUE         COVERAGE RATIO
--------------------------------------------------------------------------------
LOAN-TO-VALUE
Greater than 80%                              $961                 1.67x
65% -- 80%                                   1,366                 2.11x
Less than 65%                                  917                 2.44x
                                          --------                ------
   TOTAL COMMERCIAL MORTGAGE LOANS          $3,244                 2.07X
                                          --------                ------

The following tables present the carrying value of the Company's mortgage loans by region and property type.

                            MORTGAGE LOANS BY REGION

                                                       DECEMBER 31, 2010                           DECEMBER 31, 2009
                                                CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                 VALUE                    TOTAL              VALUE                    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
East North Central                                   $51                     1.6%                $76                     1.8%
Middle Atlantic                                      344                    10.6%                592                    13.8%
Mountain                                              49                     1.5%                 51                     1.2%
New England                                          188                     5.8%                368                     8.6%
Pacific                                              898                    27.7%              1,102                    25.5%
South Atlantic                                       679                    20.9%                615                    14.3%
West North Central                                    19                     0.6%                 22                     0.5%
West South Central                                   117                     3.6%                172                     4.0%
Other (1)                                            899                    27.7%              1,306                    30.3%
                                                --------                 -------            --------                 -------
                     TOTAL MORTGAGE LOANS         $3,244                   100.0%             $4,304                   100.0%
                                                --------                 -------            --------                 -------

(1) Primarily represents loans collateralized by multiple properties in various regions.

                        MORTGAGE LOANS BY PROPERTY TYPE

                                                       DECEMBER 31, 2010                           DECEMBER 31, 2009
                                                CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                 VALUE                    TOTAL              VALUE                    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Commercial
 Agricultural                                       $177                     5.5%               $366                     8.5%
 Industrial                                          833                    25.7%                784                    18.2%
 Lodging                                             123                     3.8%                329                     7.6%
 Multifamily                                         479                    14.8%                582                    13.5%
 Office                                              796                    24.5%              1,387                    32.3%
 Retail                                              556                    17.1%                602                    14.0%
 Other                                               280                     8.6%                254                     5.9%
                                                --------                 -------            --------                 -------
                     TOTAL MORTGAGE LOANS         $3,244                   100.0%             $4,304                   100.0%
                                                --------                 -------            --------                 -------

VARIABLE INTEREST ENTITIES

The Company is involved with various special purpose entities and other entities that are deemed to be VIEs primarily as a collateral manager and as an investor through normal investment activities, as well as a means of accessing capital. A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest or lacks sufficient funds to finance its own activities without financial support provided by other entities.

The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company's assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company's Consolidated Financial Statements.

CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company's financial or other support provided to these VIEs is limited to its investment management services and original investment. As a result of accounting guidance adopted on January 1, 2010, certain CDO VIEs were consolidated in 2010 and are included in the following table, while in prior periods they were reported in the Non-Consolidated VIEs table further below. For further information on the adoption, see Note 1.

                                                DECEMBER 31, 2010
                                                                            MAXIMUM
                               TOTAL                  TOTAL                 EXPOSURE
                               ASSETS            LIABILITIES (1)          TO LOSS (2)
----------------------------------------------------------------------------------------
CDOs (3)                          $729                   $416                   $265
Limited partnerships                14                      6                      8
Other investments (3)               --                     --                     --
                              --------               --------               --------
                   TOTAL          $743                   $422                   $273
                              --------               --------               --------

                                                DECEMBER 31, 2009
                                                                            MAXIMUM
                               TOTAL                  TOTAL                 EXPOSURE
                               ASSETS            LIABILITIES (1)          TO LOSS (2)
------------------------  --------------------------------------------------------------
CDOs (3)                          $226                    $47                   $181
Limited partnerships                31                     13                     18
Other investments (3)               75                     40                     32
                              --------               --------               --------
                   TOTAL          $332                   $100                   $231
                              --------               --------               --------

(1)  Included in other liabilities in the Company's Consolidated Balance Sheets.

(2) The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company's investment.

(3) Total assets included in fixed maturities, AFS, and fixed maturities, FVO, in the Company's Consolidated Balance Sheets.

CDOs represent structured investment vehicles for which the Company has a controlling financial interest as it provides collateral management services, earns a fee for those services and also holds investments in the securities issued by these vehicles. Limited partnerships represent a hedge fund for which the Company holds a majority interest in the fund as an investment. Other investments represent an investment trust for which the Company has a controlling financial interest as it provides investment management services, earns a fee for those services and also holds investments in the securities issued by the trusts. During 2010, the Company liquidated this investment trust.

NON-CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to significant VIEs for which the Company is not the primary beneficiary. The Company has no implied or unfunded commitments to these VIEs.

                                 DECEMBER 31, 2010                                           DECEMBER 31, 2009
                                                           MAXIMUM                                                      MAXIMUM
                                                           EXPOSURE                                                     EXPOSURE
                  ASSETS            LIABILITIES            TO LOSS           ASSETS             LIABILITIES             TO LOSS
------------------------------------------------------------------------------------------------------------------------------------
CDOs (1)           $ --                 $ --                 $ --              $239                 $ --                   $248
                   ----                 ----                 ----            ------                 ----                 ------
       TOTAL       $ --                 $ --                 $ --              $239                 $ --                   $248
                   ----                 ----                 ----            ------                 ----                 ------

(1) Maximum exposure to loss represents the Company's investment in securities issued by CDOs at cost.

In addition, the Company, through normal investment activities, makes passive investments in structured securities issued by VIEs for which the Company is not the manager which are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company's Condensed Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company's obligation to absorb losses or right to receive benefits and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these investments is limited to the amount of the Company's investment.

EQUITY METHOD INVESTMENTS

The Company has investments in limited partnerships and other alternative investments which include hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds (collectively, "limited partnerships"). These investments are accounted for under the equity method and the Company's maximum exposure to loss as of December 31, 2010 is limited to the total carrying value of $838. In addition, the Company has outstanding commitments totaling approximately $354, to fund limited partnership and other alternative investments as of December 31, 2010. The Company's investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2010, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company's pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company's limited partnership investments. This aggregated summarized financial data does not represent the Company's proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $81.6 billion and $68.7 billion as of December 31, 2010 and 2009, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $15.6 billion and $15.6 billion as of December 31, 2010 and 2009, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $927, $(437) and $(155) for the periods ended December 31, 2010, 2009 and 2008, respectively. Aggregate net income (loss) of the limited partnerships in which the Company invested totaled $9.7 billion, $(6.9) billion and $(17.2) billion for the periods ended December 31, 2010, 2009 and 2008, respectively. As of, and for the period ended, December 31, 2010, the aggregated summarized financial data reflects the latest available financial information.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of over-the-counter and exchange traded derivative instruments as a part of its overall risk management strategy, as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would otherwise be permissible investments under the Company's investment policies. The Company also purchases and issues financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.

CASH FLOW HEDGES

INTEREST RATE SWAPS

Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity securities or interest payments on floating-rate guaranteed investment contracts to fixed rates. These derivatives are predominantly used to better match cash receipts from assets with cash disbursements required to fund liabilities.

The Company also enters into forward starting swap agreements to hedge the interest rate exposure related to the purchase of fixed-rate securities. These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to minimize cash flow fluctuations due to changes in currency rates.

FORWARD RATE AGREEMENTS

Forward rate agreements may be used to convert interest receipts on floating-rate securities to fixed rates. These derivatives are used to lock in the forward interest rate curve and reduce income volatility that results from changes in interest rates. As of December 31, 2010, the Company does not have any forward rate agreements.

FAIR VALUE HEDGES

INTEREST RATE SWAPS

Interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities and fixed maturity securities due to fluctuations in interest rates.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to hedge the changes in fair value of certain foreign currency-denominated fixed rate liabilities due to changes in foreign currency rates by swapping the fixed foreign payments to floating rate U.S. dollar denominated payments.

NON-QUALIFYING STRATEGIES

INTEREST RATE SWAPS, CAPS, FLOORS, AND FUTURES

The Company uses interest rate swaps, caps, floors, and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2010 and 2009, the notional amount of interest rate swaps in offsetting relationships was $4.7 billion and $4.5 billion, respectively.

FOREIGN CURRENCY SWAPS AND FORWARDS

The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars.

JAPAN 3WIN FOREIGN CURRENCY SWAPS

Prior to the second quarter of 2009, The Company offered certain variable annuity products with a GMIB rider through an affiliate, HLIKK, in Japan. The GMIB rider is reinsured to a wholly-owned U.S. subsidiary, which invests in U.S. dollar denominated assets to support the liability. The U.S. subsidiary entered into pay U.S. dollar, receive yen forward contracts to hedge the currency and interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments.

JAPANESE FIXED ANNUITY HEDGING INSTRUMENTS

Prior to the second quarter of 2009, The Company offered a yen denominated fixed annuity product through HLIKK and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.

JAPANESE VARIABLE ANNUITY HEDGING INSTRUMENTS

The Company enters into foreign currency forward and option contracts to hedge the foreign currency risk associated with certain Japanese variable annuity liabilities reinsured from HLIKK. Foreign currency risk may arise for some segments of the business where assets backing the liabilities are denominated in U.S. dollars while the liabilities are denominated in yen. Foreign currency risk may also arise when certain variable annuity policyholder accounts are invested in various currencies while the related GMDB and GMIB guarantees are effectively yen-denominated.

CREDIT DERIVATIVES THAT PURCHASE CREDIT PROTECTION

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. These contracts require the Company to pay a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract.

CREDIT DERIVATIVES THAT ASSUME CREDIT RISK

Credit default swaps are used to assume credit risk related to an individual entity, referenced index, or asset pool, as a part of replication transactions. These contracts entitle the Company to receive a periodic fee in exchange for an obligation to compensate the derivative counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk due to credit derivatives embedded within certain fixed maturity securities. These securities are primarily comprised of structured securities that contain credit derivatives that reference a standard index of corporate securities.

CREDIT DERIVATIVES IN OFFSETTING POSITIONS

The Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

EQUITY INDEX SWAPS AND OPTIONS

The Company offers certain equity indexed products, which may contain an embedded derivative that requires bifurcation. The Company enters into S&P index swaps and options to economically hedge the equity volatility risk associated with these embedded derivatives.

GMWB PRODUCT DERIVATIVES

The Company offers certain variable annuity products with a GMWB rider in the U.S. and formerly in the U.K. and Japan. The GMWB is a bifurcated embedded derivative that provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contractholder election or after the passage of time. The notional value of the embedded derivative is the GRB.

GMWB REINSURANCE CONTRACTS

The Company has entered into reinsurance arrangements to offset a portion of its risk exposure to the GMWB for the remaining lives of covered variable annuity contracts. Reinsurance contracts covering GMWB are accounted for as free-standing derivatives. The notional amount of the reinsurance contracts is the GRB amount.

GMWB HEDGING INSTRUMENTS

The Company enters into derivative contracts to partially hedge exposure associated with a portion of the GMWB liabilities that are not reinsured. These derivative contracts include customized swaps, interest rate swaps and futures, and equity swaps, options, and futures, on certain indices including the S&P 500 index, EAFE index, and NASDAQ index.

The following table represents notional and fair value for GMWB hedging instruments.

                                                      NOTIONAL AMOUNT                                 FAIR VALUE
                                          DECEMBER 31,              DECEMBER 31,         DECEMBER 31,             DECEMBER 31,
                                              2010                      2009                 2010                     2009
---------------------------------------------------------------------------------------------------------------------------------
Customized swaps                              $10,113                   $10,838               $209                     $234
Equity swaps, options, and futures              4,943                     2,994                391                        9
Interest rate swaps and futures                 2,800                     1,735               (133)                    (191)
                                            ---------                 ---------             ------                   ------
                                TOTAL         $17,856                   $15,567               $467                      $52
                                            ---------                 ---------             ------                   ------

MACRO HEDGE PROGRAM

The Company utilizes equity options, equity futures contracts, currency forwards, and currency options to partially hedge against a decline in the equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from guaranteed minimum death benefit ("GMDB"), GMIB and GMWB obligations.

The following table represents notional and fair value for the macro hedge program.

                                                  NOTIONAL AMOUNT                                   FAIR VALUE
                                      DECEMBER 31,              DECEMBER 31,          DECEMBER 31,               DECEMBER 31,
                                          2010                      2009                  2010                       2009
---------------------------------------------------------------------------------------------------------------------------------
Equity options and futures                $14,500                   $25,373                $205                       $296
Currency forward contracts                  3,232                        --                  93                         --
Cross-currency equity options               1,000                        --                   3                         --
Long currency options                       3,075                     1,000                  67                         22
Short currency options                      2,221                     1,075                  (5)                        --
                                        ---------                 ---------              ------                     ------
                            TOTAL         $24,028                   $27,448                $363                       $318
                                        ---------                 ---------              ------                     ------

GMAB, GMWB AND GMIB REINSURANCE CONTRACTS

The Company reinsured the GMAB, GMWB, and GMIB embedded derivatives for host variable annuity contracts written by HLIKK. The reinsurance contracts are accounted for as free-standing derivative contracts. The notional amount of the reinsurance contracts is the yen denominated GRB balance value converted at the period-end yen to U.S. dollar foreign spot exchange rate. For further information on this transaction, refer to Note 16 "Transactions with Affiliates".

COINSURANCE AND MODIFIED COINSURANCE REINSURANCE CONTRACTS

During 2009, a subsidiary entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliated captive reinsurer, which creates an embedded derivative. In addition, provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which is accounted for as an embedded derivative. Additional provisions of this agreement cede variable annuity contract GMAB, GMWB and GMIB riders reinsured by the Company that have been assumed from HLIKK and is accounted for as a free-standing derivative. For further information on this transaction, refer to
Note 16 "Transactions with Affiliates".

DERIVATIVE BALANCE SHEET CLASSIFICATION

The table below summarizes the balance sheet classification of the Company's derivative related fair value amounts, as well as the gross asset and liability fair value amounts. The fair value amounts presented do not include income accruals or cash collateral held amounts, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the table below. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk.

                                                                     NET DERIVATIVES
                                             NOTIONAL AMOUNT                           FAIR VALUE
                                        DEC. 31,        DEC. 31,            DEC. 31,                DEC. 31,
                                          2010            2009                2010                    2009
-----------------------------------------------------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                       $7,652          $8,729               $144                     $53
 Forward rate agreements                       --           3,000                 --                      --
 Foreign currency swaps                       255             301                 --                      (4)
                                        ---------       ---------            -------                 -------
                TOTAL CASH FLOW HEDGES      7,907          12,030                144                      49
                                        ---------       ---------            -------                 -------
FAIR VALUE HEDGES
 Interest rate swaps                        1,079           1,744                (47)                    (21)
 Foreign currency swaps                       677             696                (12)                     (9)
                                        ---------       ---------            -------                 -------
               TOTAL FAIR VALUE HEDGES      1,756           2,440                (59)                    (30)
                                        ---------       ---------            -------                 -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
 Interest rate swaps, caps, floors,
  and futures                               5,490           5,511               (255)                    (79)
 FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and forwards          196             227                (14)                    (11)
 Japan 3Win foreign currency swaps          2,285           2,514                177                     (19)
 Japanese fixed annuity hedging
  instruments                               2,119           2,271                608                     316
 Japanese variable annuity hedging
  instruments                               1,720             257                 73                      (8)
 CREDIT CONTRACTS
 Credit derivatives that purchase
  credit protection                         1,730           1,887                 (5)                    (34)
 Credit derivatives that assume credit
  risk (1)                                  2,035             902               (376)                   (176)
 Credit derivatives in offsetting
  positions                                 5,175           3,591                (57)                    (52)
 EQUITY CONTRACTS
 Equity index swaps and options               188             221                (10)                    (16)
 VARIABLE ANNUITY HEDGE PROGRAM
 GMWB product derivatives (2)              42,278          46,906             (1,625)                 (1,991)
 GMWB reinsurance contracts                 8,767          10,301                280                     347
 GMWB hedging instruments                  17,856          15,567                467                      52
 Macro hedge program                       24,028          27,448                363                     318
 OTHER
 GMAB, GMWB, and GMIB reinsurance
  contracts                                21,423          19,618             (2,633)                 (1,448)
 Coinsurance and modified coinsurance
  reinsurance contracts                    51,934          49,545              1,722                     761
                                        ---------       ---------            -------                 -------
       TOTAL NON-QUALIFYING STRATEGIES    187,224         186,766             (1,285)                 (2,040)
                                        ---------       ---------            -------                 -------
    TOTAL CASH FLOW HEDGES, FAIR VALUE
 HEDGES, AND NON-QUALIFYING STRATEGIES   $196,887        $201,236            $(1,200)                $(2,021)
                                        ---------       ---------            -------                 -------
BALANCE SHEET LOCATION
 Fixed maturities, available-for-sale        $441            $170               $(26)                    $(8)
 Other investments                         51,633          18,049              1,453                     220
 Other liabilities                         20,318          56,524               (357)                    113
 Consumer notes                                39              64                 (5)                     (5)
 Reinsurance recoverables                  58,834          58,380              2,002                   1,108
 Other policyholder funds and benefits
  payable                                  65,622          68,049             (4,267)                 (3,449)
                                        ---------       ---------            -------                 -------
                     TOTAL DERIVATIVES   $196,887        $201,236            $(1,200)                $(2,021)
                                        ---------       ---------            -------                 -------

                                                   ASSET DERIVATIVES                       LIABILITY DERIVATIVES
                                                      FAIR VALUE                                FAIR VALUE
                                            DEC. 31,               DEC. 31,          DEC. 31,                DEC. 31,
                                              2010                   2009              2010                    2009
--------------------------------------  ----------------------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                           $182                   $201               $(38)                  $(148)
 Forward rate agreements                         18                     --                (18)                     --
 Foreign currency swaps                          --                     21                 --                     (25)
                                             ------                 ------            -------                 -------
                TOTAL CASH FLOW HEDGES          200                    222                (56)                   (173)
                                             ------                 ------            -------                 -------
FAIR VALUE HEDGES
 Interest rate swaps                              4                     16                (51)                    (37)
 Foreign currency swaps                          71                     53                (83)                    (62)
                                             ------                 ------            -------                 -------
               TOTAL FAIR VALUE HEDGES           75                     69               (134)                    (99)
                                             ------                 ------            -------                 -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
 Interest rate swaps, caps, floors,
  and futures                                   121                    157               (376)                   (236)
 FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and forwards             --                     --                (14)                    (11)
 Japan 3Win foreign currency swaps              177                     35                 --                     (54)
 Japanese fixed annuity hedging
  instruments                                   608                    319                 --                      (3)
 Japanese variable annuity hedging
  instruments                                    74                     --                 (1)                     (8)
 CREDIT CONTRACTS
 Credit derivatives that purchase
  credit protection                              18                     36                (23)                    (70)
 Credit derivatives that assume credit
  risk (1)                                        7                      2               (383)                   (178)
 Credit derivatives in offsetting
  positions                                      60                    114               (117)                   (166)
 EQUITY CONTRACTS
 Equity index swaps and options                   5                      3                (15)                    (19)
 VARIABLE ANNUITY HEDGE PROGRAM
 GMWB product derivatives (2)                    --                     --             (1,625)                 (1,991)
 GMWB reinsurance contracts                     280                    347                 --                      --
 GMWB hedging instruments                       647                    264               (180)                   (212)
 Macro hedge program                            372                    558                 (9)                   (240)
 OTHER
 GMAB, GMWB, and GMIB reinsurance
  contracts                                      --                     --             (2,633)                 (1,448)
 Coinsurance and modified coinsurance
  reinsurance contracts                       2,342                  1,226               (620)                   (465)
                                             ------                 ------            -------                 -------
       TOTAL NON-QUALIFYING STRATEGIES        4,711                  3,061             (5,996)                 (5,101)
                                             ------                 ------            -------                 -------
    TOTAL CASH FLOW HEDGES, FAIR VALUE
 HEDGES, AND NON-QUALIFYING STRATEGIES       $4,986                 $3,352            $(6,186)                $(5,373)
                                             ------                 ------            -------                 -------
BALANCE SHEET LOCATION
 Fixed maturities, available-for-sale          $ --                   $ --               $(26)                    $(8)
 Other investments                            2,021                    270               (568)                    (50)
 Other liabilities                              343                  1,509               (700)                 (1,396)
 Consumer notes                                  --                     --                 (5)                     (5)
 Reinsurance recoverables                     2,622                  1,573               (620)                   (465)
 Other policyholder funds and benefits
  payable                                        --                     --             (4,267)                 (3,449)
                                             ------                 ------            -------                 -------
                     TOTAL DERIVATIVES       $4,986                 $3,352            $(6,186)                $(5,373)
                                             ------                 ------            -------                 -------

(1) The derivative instruments related to this strategy are held for other investment purposes.

(2) These derivatives are embedded within liabilities and are not held for risk management purposes.

CHANGE IN NOTIONAL AMOUNT

The net decrease in notional amount of derivatives since December 31, 2009, was primarily due to the following:

- The GMWB product derivative notional declined $4.6 billion primarily as a result of policyholder lapses and withdrawals partially offset by an increase in the equity market. This decrease was partially offset by an increase in notional of the coinsurance and modified coinsurance reinsurance contracts.

- The notional amount related to the macro hedge program declined $3.4 billion primarily due to the expiration of certain equity index options during the first quarter.

- The Company terminated $3 billion notional of forward rate agreements as a result of the sale of the hedged variable rate securities. The $3 billion notional was comprised of a series of one month forward contracts that were hedging the variability of cash flows related to coupon payments on $250 of variable rate securities for consecutive monthly periods during 2010.

- The GMAB, GMWB, and GMIB reinsurance contract notional increased $1.8 billion due to the appreciation of the Japanese yen in comparison to the U.S. dollar.

- The notional amount related to interest rate swaps that qualify for cash flow hedge accounting, which are used to convert interest receipts on floating-rate fixed maturity securities to fixed rates, declined $1.2 billion due to swap maturities.

- The notional amount related to credit derivatives in offsetting positions increased by $1.6 billion primarily due to purchases and terminations during the year of credit derivatives that were purchasing credit protection.

- The notional amount related to credit derivatives that assume credit risk increased by $1.1 billion as a result of the Company adding $509 notional which reference to a standard market basket of corporate issuers to manage credit spread duration, $274 notional related to the bifurcation of certain embedded credit derivatives as a result of new accounting guidance, and $342 related to the consolidation of a VIE as a result of new accounting guidance. For further discussion of the new accounting guidance on embedded credit derivatives and VIEs adopted during 2010, see Adoption of New Accounting Standards in Note 1.

CHANGE IN FAIR VALUE

The change in the total fair value of derivative instruments since December 31, 2009, was primarily related to the following:

- The increase in the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of purchases of equity options, liability model assumption updates during third quarter, lower implied market volatility, and outperformance of the underlying actively managed funds as compared to their respective indices, partially offset by a general decrease in long-term interest rates and rising equity markets.

- The increase in fair value related to the Japanese fixed annuity hedging instruments and Japan 3Win foreign currency swaps is primarily due to the U.S. dollar weakening in comparison to the Japanese yen, partially offset by a decrease in fair value of the Japan 3 Win foreign currency swaps due to a decrease in long-term U.S. interest rates.

- Under an internal reinsurance agreement with an affiliate, the increase in fair value associated with the GMAB, GMWB, and GMIB reinsurance along with a portion of the GMWB related derivatives are ceded to the affiliated reinsurer and result in an offsetting decrease in fair value of the coinsurance and modified coinsurance reinsurance contracts.

- The fair value related to credit derivatives that assume credit risk primarily decreased as a result of the Company adopting new accounting guidance related to the consolidation of VIEs; see Adoption of New Accounting Standards in Note 1. As a result of this new guidance, the Company has consolidated a Company sponsored CDO that included credit default swaps with a notional amount of $342 and a fair value of $(250) as of December 31, 2010. These swaps reference a basket of corporate issuers.

CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                         NET REALIZED CAPITAL GAINS (LOSSES)
                                      GAIN (LOSS) RECOGNIZED IN OCI                              RECOGNIZED IN INCOME
                                    ON DERIVATIVE (EFFECTIVE PORTION)                    ON DERIVATIVE (INEFFECTIVE PORTION)
                         2010                     2009                 2008       2010                  2009               2008
------------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps            $232                $(357)               $648            $2                $1                $7
Foreign currency swaps            3                 (177)                193            (1)               75                 1
                             ------              -------              ------          ----              ----                --
                  TOTAL        $235                $(534)               $841            $1               $76                $8
                             ------              -------              ------          ----              ----                --

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                       GAIN (LOSS) RECLASSIFIED FROM AOCI
                                                                                         INTO INCOME (EFFECTIVE PORTION)
                                                                                     2010             2009             2008
---------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                         Net realized capital gains (losses)        $5              $ --              $34
Interest rate swaps                                Net investment income (loss)        56                28              (20)
Foreign currency swaps                      Net realized capital gains (losses)        (7)             (115)             (60)
Foreign currency swaps                             Net investment income (loss)        --                 2                1
                                                                                     ----            ------            -----
                                                                         TOTAL        $54              $(85)            $(45)
                                                                                     ----            ------            -----

As of December 31, 2010, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $76. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for forecasted transactions, excluding interest payments on existing variable-rate financial instruments) is three years.

During the year ended December 31, 2010, the Company had less than $1 of net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring. For the years ended December 31, 2009 and 2008, the Company had before-tax gains of $1 and $198, respectively, related to net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

                DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS

                                                              GAIN(LOSS) RECOGNIZED IN INCOME (1)
                                                        2010      HEDGED                           2009      HEDGED
                                          DERIVATIVE               ITEM              DERIVATIVE               ITEM
------------------------------------------------------------------------------------------------------------------------
Interest rate swaps
 Net realized capital gains (losses)          $(44)                 $38                   $72                  $(68)
 Benefits, losses and lo0ss adjustment
  expenses                                      (1)                   3                   (37)                   40
Foreign currency swaps
 Net realized capital gains (losses)             8                   (8)                   51                   (51)
 Benefits, losses and loss adjustment
  expenses                                     (12)                  12                     2                    (2)
                                             -----                 ----                 -----                 -----
                                 TOTAL        $(49)                 $45                   $88                  $(81)
                                             -----                 ----                 -----                 -----

                                             GAIN(LOSS) RECOGNIZED IN INCOME (1)
                                                               2008       HEDGED
                                                DERIVATIVE                 ITEM
--------------------------------------  ---------------------------------------------
Interest rate swaps
 Net realized capital gains (losses)                $(140)                  $132
 Benefits, losses and lo0ss adjustment
  expenses                                             25                    (18)
Foreign currency swaps
 Net realized capital gains (losses)                 (124)                   124
 Benefits, losses and loss adjustment
  expenses                                             42                    (42)
                                                  -------                 ------
                                 TOTAL              $(197)                  $196
                                                  -------                 ------

(1) The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains or losses. The following table presents the gain or loss recognized in income on non-qualifying strategies:

                           NON-QUALIFYING STRATEGIES
       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                  DECEMBER 31,
                                       2010          2009           2008
--------------------------------------------------------------------------------
INTEREST RATE CONTRACTS
 Interest rate swaps, caps, floors,
  and forwards                           $14            $32              $3
FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and forwards      (3)           (37)             27
 Japan 3Win foreign currency swaps
  (1)                                    215            (22)             --
 Japanese fixed annuity hedging
  instruments (2)                        385            (12)            487
 Japanese variable annuity hedging
  instruments                            102            (17)             40
CREDIT CONTRACTS
 Credit derivatives that purchase
  credit protection                      (17)          (379)            211
 Credit derivatives that assume
  credit risk                            157            137            (412)
EQUITY CONTRACTS
 Equity index swaps and options            5             (3)            (23)
VARIABLE ANNUITY HEDGE PROGRAM
 GMWB product derivatives                510          4,727          (5,760)
 GMWB reinsurance contracts             (102)          (988)          1,073
 GMWB hedging instruments               (295)        (2,234)          3,374
 Macro hedge program                    (584)          (895)             74
OTHER
 GMAB, GMWB, and GMIB reinsurance
  contracts                             (769)         1,106          (2,158)
 Coinsurance and modified
  coinsurance reinsurance contracts      284           (577)             --
                                      ------       --------       ---------
                               TOTAL    $(98)          $838         $(3,064)
                                      ------       --------       ---------

(1) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $(273) and $64 for the years ended December 31, 2010 and 2009, respectively. There were no Japan 3Win foreign currency swaps as of December 31, 2008.

(2) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $(332), $67, and $450 for the years ended December 31, 2010, 2009 and 2008, respectively. In addition, included are gains of $1 for the year ended December 31, 2010 related to Japan FVO fixed maturity securities. There were no Japan FVO fixed maturity securities as of December 31, 2009 and December 31, 2008.

For the year ended December 31, 2010, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net loss on derivatives associated with GMAB, GMWB, and GMIB product reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to a decrease in Japan interest rates, an increase in Japan currency volatility and a decrease in Japan equity markets.

- The net loss associated with the macro hedge program is primarily due to a higher equity market valuation, time decay, and lower implied market volatility, partially offset by gains due to the strengthening of the Japanese yen.

- The net gain on the Japanese fixed annuity hedging instruments is primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar.

- The net gain related to the Japan 3 Win foreign currency swaps is primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar, partially offset by the decrease in U.S. long-term interest rates.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 "Transactions with Affiliates" for more information on this transaction.

- The net gain associated with credit derivatives that assume credit risk is primarily due to credit spreads tightening.

- The gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of liability model assumption updates during third quarter, lower implied market volatility, and outperformance of the underlying actively managed funds as compared to their respective indices, partially offset by a general decrease in long-term interest rates and rising equity markets.

- The gain on Japan variable annuity hedges was primarily driven by the appreciation of Japanese yen in comparison to the euro.

For the year ended December 31, 2009, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily due to the following:

- The gain related to the net GMWB product, reinsurance, and hedging derivatives was primarily due to liability model assumption updates given favorable trends in policyholder experience, the relative outperformance of the underlying actively managed funds as compared to their respective indices, and the impact of the Company's own credit standing. Additional net gains on GMWB related derivatives include lower implied market volatility and a general increase in long-term interest rates, partially offset by rising equity markets. For more information on the policyholder behavior and liability model assumption updates, refer to Note 3.

- The net gain on derivatives associated with GMAB, GMWB, and GMIB product reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to an increase in interest rates, an increase in the Japan equity markets, a decline in Japan equity market volatility, and liability model assumption updates for credit standing.

- The net loss on the macro hedge program was primarily the result of a higher equity market valuation and the impact of trading activity.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net gain on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 "Transactions with Affiliates" for more information on this transaction.

For the year ended December 31, 2008, the net realized capital loss related to derivatives used in non-qualifying strategies was primarily due to the following:

- The loss related to the net GMWB product, reinsurance, and hedging derivatives was primarily due to liability model assumption updates and market-based hedge ineffectiveness due to extremely volatile capital markets and the relative underperformance of the underlying actively managed funds as compared to their respective indices, partially offset by gains in the fourth quarter related to liability model assumption updates for lapse rates.

- The net loss on derivatives associated with GMAB, GMWB, and GMIB product reinsurance contracts was primarily due to a decrease in Japan equity markets, a decrease in Japan interest rates, an increase in Japan equity market volatility, and the implementation of FAS 157.

In addition, for the year ended December 31, 2008, the Company has incurred losses of $39 on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

Refer to Note 10 for additional disclosures regarding contingent credit related features in derivative agreements.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk of a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include trades ranging from baskets of up to five corporate issuers to standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and are typically divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2010 and 2009.

                            AS OF DECEMBER 31, 2010

                                                                 WEIGHTED
                                                                  AVERAGE
                                  NOTIONAL      FAIR             YEARS TO
                                 AMOUNT (2)     VALUE            MATURITY
-------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk             $1,038         $(6)              3 years
  exposure
 Below investment grade risk          151          (6)              3 years
  exposure
Basket credit default swaps
 (4)
 Investment grade risk              2,064          (7)              4 years
  exposure
 Investment grade risk                352         (32)              6 years
  exposure
 Below investment grade risk          667        (334)              4 years
  exposure
Embedded credit derivatives
 Investment grade risk                 25          25               4 years
  exposure
 Below investment grade risk          325         286               6 years
  exposure
                                   ------       -----              --------
                        TOTAL      $4,622        $(74)
                                   ------       -----

                                        UNDERLYING REFERENCED
                                      CREDIT OBLIGATION(S) (1)

                                                          AVERAGE
                                                           CREDIT
                                     TYPE                  RATING
-----------------------------  ---------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk         Corporate Credit/             A+
  exposure                       Foreign Gov.
 Below investment grade risk   Corporate Credit             BB-
  exposure
Basket credit default swaps
 (4)
 Investment grade risk         Corporate Credit             BBB+
  exposure
 Investment grade risk            CMBS Credit                A-
  exposure
 Below investment grade risk   Corporate Credit             BBB+
  exposure
Embedded credit derivatives
 Investment grade risk         Corporate Credit             BBB-
  exposure
 Below investment grade risk   Corporate Credit              BB
  exposure
                               -----------------           ------
                        TOTAL

                                  OFFSETTING
                                   NOTIONAL        OFFSETTING
                                  AMOUNT (3)     FAIR VALUE (3)
-----------------------------  --------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk                $945            $(36)
  exposure
 Below investment grade risk           135             (11)
  exposure
Basket credit default swaps
 (4)
 Investment grade risk               1,155              (7)
  exposure
 Investment grade risk                 352              32
  exposure
 Below investment grade risk
  exposure
Embedded credit derivatives
 Investment grade risk                  --              --
  exposure
 Below investment grade risk            --              --
  exposure
                                    ------            ----
                        TOTAL       $2,587            $(22)
                                    ------            ----

                            AS OF DECEMBER 31, 2009

                                                                WEIGHTED
                                                                 AVERAGE
                                  NOTIONAL      FAIR            YEARS TO
                                 AMOUNT (2)     VALUE           MATURITY
-----------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk               $755          $4             4 years
  exposure
 Below investment grade risk          114          (4)            4 years
  exposure
Basket credit default swaps
 (4)
 Investment grade risk              1,276         (57)            4 years
  exposure
 Investment grade risk                352         (91)            7 years
  exposure
 Below investment grade risk          125         (98)            5 years
  exposure
Credit linked notes
 Investment grade risk                 76          73             2 years
  exposure
                                   ------       -----            --------
                        TOTAL      $2,698       $(173)
                                   ------       -----

                                        UNDERLYING REFERENCED
                                      CREDIT OBLIGATION(S) (1)

                                                          AVERAGE
                                                           CREDIT
                                     TYPE                  RATING
-----------------------------  ---------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk         Corporate Credit/            AA-
  exposure                       Foreign Gov.
 Below investment grade risk   Corporate Credit              B+
  exposure
Basket credit default swaps
 (4)
 Investment grade risk         Corporate Credit             BBB+
  exposure
 Investment grade risk            CMBS Credit                A
  exposure
 Below investment grade risk   Corporate Credit             BBB+
  exposure
Credit linked notes
 Investment grade risk         Corporate Credit             BBB+
  exposure
                               -----------------           ------
                        TOTAL

                                  OFFSETTING
                                   NOTIONAL         OFFSETTING
                                  AMOUNT (3)      FAIR VALUE (3)
-----------------------------  ----------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk                $742             $(43)
  exposure
 Below investment grade risk            75              (11)
  exposure
Basket credit default swaps
 (4)
 Investment grade risk                 626              (11)
  exposure
 Investment grade risk                 352               91
  exposure
 Below investment grade risk            --               --
  exposure
Credit linked notes
 Investment grade risk                  --               --
  exposure
                                    ------             ----
                        TOTAL       $1,795              $26
                                    ------             ----

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

(4) Includes $2.6 billion and $1.6 billion as of December 31, 2010 and 2009, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. Also includes $467 and $175 as of December 31, 2010 and 2009, respectively, of customized diversified portfolios of corporate issuers referenced through credit default swaps.

COLLATERAL ARRANGEMENTS

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2010 and 2009, collateral pledged having a fair value of $544 and $667, respectively, was included in fixed maturities, AFS, in the Consolidated Balance Sheets.

The following table presents the classification and carrying amount of loaned securities and derivative instruments collateral pledged.

                                   DECEMBER 31, 2010         DECEMBER 31, 2009
----------------------------------------------------------------------------------
Fixed maturities, AFS                      $544                      $712
Short-term investments                       --                        14
                                         ------                    ------
      TOTAL COLLATERAL PLEDGED             $544                      $726
                                         ------                    ------

As of December 31, 2010 and 2009, the Company had accepted collateral with a fair value of $1.4 billion and $906, respectively, of which $1.1 billion and $833, respectively, was derivative cash collateral which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with a corresponding liability recorded. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. As of December 31, 2010 and 2009, noncash collateral accepted was held in separate custodial accounts and were not included in the Company's Consolidated Balance Sheets.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2010 and 2009, the fair value of securities on deposit was approximately $14.

5. REINSURANCE

ACCOUNTING POLICY

The Company cedes a share of the risks it has underwritten to other insurance companies through reinsurance treaties in order to limit its maximum losses and to diversify its exposures and provide surplus relief. Such transfers do not relieve the Company of its primary liability under policies it wrote and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in reinsurance pools and associations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions have been met.

Premiums and benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums, ceded to reinsurers applicable to the unexpired terms of the reinsurance contracts. Reinsurance recoverables include balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by The Company. As of December 31, 2010 and 2009, there were no reinsurance-related concentrations of credit risk greater than 10% of the Company's stockholders' equity. As of December 31, 2010, 2009, and 2008 the Company's policy for the largest amount retained on any one life by the Life Insurance segment was $10.

RESULTS

Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits, were $324, $450, and $465 for the years ended December 31, 2010, 2009, and 2008, respectively. The Company reinsures 31% of GMDB, as well as a portion of GMWB, on contracts issued prior to July 2007, offered in connection with its variable annuity contracts. The Company maintains reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $129, $178, and $148 in 2010, 2009, and 2008, respectively, and accident and health premium of $205, $232, and $236, respectively, to HLA. Effective October 1, 2009, HLAI entered into a modified coinsurance and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and WRR will reinsure 100% of the in-force and prospective variable annuities and riders written or reinsured by HLAI. Under this transaction, the Company ceded $56 and $62 in 2010 and 2009, respectively. Refer to Note 16, Transactions with Affiliates for further information.

Net fee income, earned premiums and other were comprised of the following:

                                        FOR THE YEARS ENDED DECEMBER 31,
                                       2010           2009           2008
--------------------------------------------------------------------------------
Gross fee income, earned premiums
 and other                             $4,756         $4,890         $5,741
Reinsurance assumed                        69             70             48
Reinsurance ceded                        (759)          (860)          (682)
                                     --------       --------       --------
NET FEE INCOME, EARNED PREMIUMS AND
                              OTHER    $4,066         $4,100         $5,107
                                     --------       --------       --------

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

ACCOUNTING POLICY

The Company capitalizes acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance contracts. The Company's deferred policy acquisition cost ("DAC") asset, which includes the present value of future profits, related to most universal life-type contracts (including variable annuities) is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets, such as, sales inducement assets ("SIA") and unearned revenue reserves ("URR"). Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum income and universal life secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; surrender and lapse rates; interest margin; mortality; and hedging costs.

Prior to the second quarter of 2009, the Company determined EGPs using the mean derived from stochastic scenarios that had been calibrated to the estimated separate account return. The Company also completed a comprehensive assumption study, in the third quarter of each year and revised best estimate assumptions used to estimate future gross profits when the EGPs in the Company's models fell outside of an independently determined reasonable range of EGPs. The Company also considered, on a quarterly basis, other qualitative factors such as product, regulatory and policyholder behavior trends and would also revise EGPs if those trends were expected to be significant.

Beginning with the second quarter of 2009, the Company now determines EGPs from a single deterministic reversion to mean ("RTM") separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter and through a consideration of recent market returns, the Company will "unlock" or adjust projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps or floors. This DAC Unlock, for future separate account returns, is determined each quarter.

In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. Upon completion of an assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including: the update of current account values; the use of the RTM estimation technique; or policyholder behavior assumptions, are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

An Unlock revises EGPs to reflect current best estimate assumptions. The Company must also test the aggregate recoverability of DAC and SIA by comparing the existing DAC and SIA balance to the present value of future EGPs.

Effective October 1, 2009, HLAI entered into a modified coinsurance and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and WRR will reinsure 100% of the in-force and prospective variable annuities and associated GMDB and GMWB riders written or reinsured by HLAI. This transaction resulted in a DAC Unlock of $2.0 billion, pre-tax and $1.3 billion, after-tax. See Note 16 Transactions with Affiliates for further information on the transaction.

RESULTS

Changes in the DAC balance are as follows:

                                       2010           2009           2008
--------------------------------------------------------------------------------
BALANCE, JANUARY 1                    $ 5,779        $ 9,944        $ 8,601
Deferred costs                            521            674          1,258
Amortization -- DAC                      (381)          (813)          (499)
Amortization -- Unlock, pre-tax (1)       166         (2,905)        (1,111)
Amortization -- DAC from
 Discontinued operations                  (17)           (11)           (10)
Adjustments to unrealized gains and
 losses on securities
 available-for-sale and other (2)      (1,120)        (1,080)         1,747
Effect of currency translation            (10)            24            (42)
Cumulative effect of accounting
 change, pre-tax (3)                       11            (54)            --
                                     --------       --------       --------
BALANCE, DECEMBER 31                   $4,949         $5,779         $9,944
                                     --------       --------       --------

(1) The most significant contributors to the Unlock benefit recorded during the twelve months ended December 31, 2010 were actual separate account returns being above our aggregated estimated return and the impacts of assumption updates.

     The most significant contributors to the Unlock amount recorded during the twelve months ended December 31, 2009 were $2.0 billion related to reinsurance of a block of in-force and prospective U.S. variable annuities and the associated GMDB and GMWB riders with an affiliated captive reinsurer, as well as actual separate account returns being significantly below our aggregated estimated return for the first quarter of 2009, partially offset by actual returns being greater than our aggregated estimated return for the period from April 1, 2009 to December 31, 2009. Also included in the unlock was $(49) related to DAC recoverability impairment associated with the decision to suspend sales in the U.K. variable annuity business.

     The most significant contributors to the Unlock amount recorded during the twelve months ended December 31, 2008 were actual separate account returns significantly below our aggregated estimated return. Furthermore, the Company reduced its 20 year projected separate account return assumption from 7.8% to 7.2% in the U.S. Retirement Plans reduced its estimate of future fees as plans met contractual size limits ("breakpoints"), causing a lower fee schedule to apply, and the Company increased its assumption for future deposits by existing plan participants.

(2) The most significant contributor to the adjustments was the effect of declining interest rates, resulting in unrealized gains on securities classified in AOCI. Other includes a $34 decrease as a result of the disposition of DAC from the sale of the Hartford Investments Canada Corporation.

(3) For the year ended December 31, 2010 the effect of adopting new accounting guidance for embedded credit derivatives resulted in a decrease to retained earnings and, as a result, a DAC benefit. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses decreased upon adoption of the new accounting guidance.

     For the year ended December 31, 2009 the effect of adopting new accounting guidance for investments other- than- temporarily impaired resulted in an increase to retained earnings and, as a result, a DAC charge. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses increased upon adoption of the new accounting guidance.

Estimated future net amortization expense of present value of future profits for the succeeding five years is $19, $18, $17, $16, and $16 in 2011, 2012, 2013,
2014, and 2015, respectively.

7. GOODWILL

ACCOUNTING POLICY

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate a triggering event for a potential impairment has occurred. The goodwill impairment test follows a two step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. This allocation is similar to a purchase price allocation performed in purchase accounting. If the carrying amount of the reporting unit's goodwill exceeds the implied goodwill value, an impairment loss shall be recognized in an amount equal to that excess.

Management's determination of the fair value of each reporting unit incorporates multiple inputs including cash flow calculations, price to earnings multiples, the level of The Hartford's share price and assumptions that market participants would make in valuing the reporting unit. Other assumptions include levels of economic capital, future business growth, earnings projections, assets under management and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of economic capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause the reporting unit's fair value to decrease.

RESULTS

The following table shows the Company's carrying amount of goodwill allocated to reporting segments as of December 31, 2010 and December 31, 2009.

                                        DECEMBER 31, 2010
                                           ACCUMULATED           CARRYING
                         GROSS             IMPAIRMENTS            VALUE
----------------------------------------------------------------------------
 Global Annuity            $184                $(184)               $ --
 Life Insurance             224                   --                 224
 Retirement Plans            87                   --                  87
 Mutual Funds               159                   --                 159
                         ------              -------              ------
     TOTAL GOODWILL        $654                $(184)               $470
                         ------              -------              ------

                                        DECEMBER 31, 2009
                                           ACCUMULATED           CARRYING
                         GROSS             IMPAIRMENTS            VALUE
-------------------  -------------------------------------------------------
 Global Annuity            $184                $(184)               $ --
 Life Insurance             224                   --                 224
 Retirement Plans            87                   --                  87
 Mutual Funds               159                   --                 159
                         ------              -------              ------
     TOTAL GOODWILL        $654                $(184)               $470
                         ------              -------              ------

The Company completed its annual goodwill assessment for the individual reporting units as of January 1, 2010, which resulted in no write-downs of goodwill in 2010. The reporting units passed the first step of their annual impairment tests with a significant margin with the exception of the Individual Life reporting unit within Life Insurance. Individual Life completed the second step of the annual goodwill impairment test resulting in an implied goodwill value that was in excess of its carrying value. Even though the fair value of the reporting unit was lower that it's carrying value, the implied level of goodwill in Individual Life exceeded the carrying amount of goodwill. In the implied purchase accounting required by the step two goodwill impairment test, the implied present value of future profits was substantially lower than that of the DAC asset removed in purchase accounting. A higher discount rate was used for calculating the present value of future profits as compared to that used for calculating the present value of estimated gross profits for DAC. As a result, in the implied purchase accounting, implied goodwill exceeded the carrying amount of goodwill.

The Company completed its annual goodwill assessment for the individual reporting units of the Company as of January 1, 2009 and concluded that the fair value of each reporting unit for which goodwill had been allocated was in excess of the respective reporting unit's carrying value (the first step of the goodwill impairment test).

However, as noted above, goodwill is reassessed at an interim date if certain circumstances occur which would cause the entity to conclude that it was more likely than not that the carrying value of one or more of its reporting units would be in excess of the respective reporting unit's fair value. As a result of the continued decline in the equity markets from January 1, 2009, rating agency downgrades, and a decline in The Hartford's share price, the Company concluded, during the first quarter of 2009, that the conditions had been met to warrant an interim goodwill impairment test. In performing step one of the impairment test, the fair value of the Retirement Plans and Mutual Funds reporting units was determined to be in excess of their carrying value. For the Individual Life reporting unit within Life Insurance, the fair value was not in excess of the carrying value and the step two impairment analysis was required to be performed. The fair value in step two of the goodwill impairment analysis for the Individual Life reporting unit was determined to be in excess of its carrying value.

The Company's interim goodwill impairment test performed in connection with the preparation of its year end 2008 financial statements resulted in a pre-tax impairment charge of $184 in the U.S. Individual Annuity reporting unit within Global Annuity. The impairment charge taken in 2008 was primarily due to the Company's estimate of the U.S. Individual Annuity reporting unit's fair value falling significantly below its book value. The fair value of this reporting unit declined as the statutory and capital risks associated with the death and living benefit guarantees sold with products offered by this reporting unit increased. These concerns had a comparable impact on The Hartford's share price. The determination of fair value for the U.S Individual Annuity reporting unit incorporated multiple inputs including discounted cash flow calculations, market participant assumptions and The Hartford's share price.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

ACCOUNTING POLICY

The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.

Certain contracts classified as universal life-type include death and other insurance benefit features including GMDB offered with variable annuity contracts, or secondary guarantee benefits offered with universal life ("UL") insurance contracts. GMDBs have been written in various forms as described in this note. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. These death and other insurance benefit features require an additional liability be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

Consistent with the Company's policy on DAC Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the DAC Unlock, see Note 6 Deferred Policy Acquisition Costs and Present Value of Future Benefits.

The Company reinsures the GMDBs associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate. The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected assessments. The additional death and other insurance benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

RESULTS

Changes in the gross GMDB and UL secondary guarantee benefits are as follows:

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2010         $ 1,304               $ 76
Incurred                                            286                 39
Paid                                               (350)                --
Unlock                                             (125)                (2)
                                               --------             ------
LIABILITY BALANCE AS OF DECEMBER 31, 2010        $1,115               $113
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY
 1, 2010                                          $ 802               $ 22
Incurred                                            125                  8
Paid                                               (177)                --
Unlock                                              (64)                --
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER
 31, 2010                                          $686                $30
                                               --------             ------

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2009           $ 882              $ 40
Incurred                                            378                41
Unlock                                              547                (5)
Paid                                               (503)               --
                                               --------              ----
LIABILITY BALANCE AS OF DECEMBER 31, 2009        $1,304               $76
                                               --------              ----
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY
 1, 2009                                          $ 595              $ 16
Incurred                                            183                 6
Paid                                               (255)               --
Unlock                                              279                --
                                               --------              ----
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER
 31, 2009                                          $802               $22
                                               --------              ----

During 2010, 2009 and 2008, there were no gains or losses on transfers of assets from the general account to the separate account.

The following table provides details concerning GMDB and GMIB exposure as of December 31, 2010:

 BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE AT DECEMBER 31, 2010

                                                                              RETAINED
                                            ACCOUNT       NET AMOUNT         NET AMOUNT        WEIGHTED AVERAGE
                                             VALUE          AT RISK           AT RISK            ATTAINED AGE
                                            ("AV")        ("NAR") (9)       ("RNAR") (9)         OF ANNUITANT
------------------------------------------------------------------------------------------------------------------
MAXIMUM ANNIVERSARY VALUE ("MAV") (1)
MAV only                                      $25,546         $5,526              $433                68
 With 5% rollup (2)                             1,752            472                34                68
 With Earnings Protection Benefit Rider
  (EPB) (3)                                     6,524            883                21                64
 With 5% rollup & EPB                             724            157                 6                67
                                          -----------      ---------          --------                --
 Total MAV                                     34,546          7,038               494
Asset Protection Benefit (APB) (4)             27,840          2,703               525                65
Lifetime Income Benefit (LIB) -- Death
 Benefit (5)                                    1,319             88                26                63
Reset (6) (5-7 years)                           3,699            243               126                68
Return of Premium ("ROP") (7) /Other           23,427            674               190                65
                                          -----------      ---------          --------                --
                  SUBTOTAL U.S. GMDB (8)     $ 90,831       $ 10,746           $ 1,361                66
 Less: General Account Value with U.S.
  GMDB                                          6,865
                                          -----------
   SUBTOTAL SEPARATE ACCOUNT LIABILITIES
                               WITH GMDB       83,966
 Separate Account Liabilities without
  U.S. GMDB                                    75,776
                                          -----------
      TOTAL SEPARATE ACCOUNT LIABILITIES     $159,742
                                          -----------
JAPAN GMDB (10), (11)                         $17,911         $4,190              $ --                67
                                          -----------      ---------          --------                --
JAPAN GMIB (10), (11)                         $17,681         $3,916              $ --                67
                                          -----------      ---------          --------                --

(1) MAV: the GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup: the GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

(3) EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract's growth. The contract's growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

(4) APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).

(7)  ROP: the GMDB is the greater of current AV and net premiums paid.

(8) AV includes the contract holder's investment in the separate account and the general account.

(9) NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurances. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

(10) Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The guaranteed remaining balance ("GRB") related to the Japan GMIB was $ 20.9 billion and $19.1 billion as of December 31, 2010 and 2009, respectively. The GRB related to the Japan GMAB and GMWB was $570.0 and $522.2 as of December 31, 2010 and December 31, 2009. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2010, 100% of the AV and 100% of RNAR is reinsured to an affiliate. See Note 16 Transaction with Affiliates for further discussion.

(11) Policies with a guaranteed living benefit (a GMWB in the US or a GMIB in Japan) also have a guaranteed death benefit. The NAR for each benefit is shown, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMWB or GMIB is released. Similarly, when a policy goes into benefit status on a GMWB or GMIB, its GMDB NAR is released.

See Note 3 for a description of the Company's guaranteed living benefits that are accounted for at fair value.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                           DECEMBER 31,         DECEMBER 31,
                                               2010                 2009
--------------------------------------------------------------------------------
ASSET TYPE
Equity securities (including mutual
 funds) (1)                                    $75,601              $75,720
Cash and cash equivalents                        8,365                9,298
                                             ---------            ---------
                                 TOTAL         $83,966              $85,018
                                             ---------            ---------

(1) As of December 31, 2010 and December 31, 2009, approximately 15% and 16%, respectively, of the equity securities above were invested in fixed income securities through these funds and approximately 85% and 84%, respectively, were invested in equity securities.

9. SALES INDUCEMENTS

ACCOUNTING POLICY

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Company's Unlock, the Company unlocked the amortization of the sales inducement asset. See Note 1, for more information concerning the Unlock.

RESULTS

Changes in deferred sales inducement activity were as follows for the year ended December 31:

                                            2010         2009         2008
--------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                $ 194        $ 533        $ 459
Sales inducements deferred                     10           43          137
Unlock                                         (9)        (286)         (43)
Amortization charged to income                  2          (96)         (20)
                                           ------       ------       ------
BALANCE, END OF PERIOD                       $197         $194         $533
                                           ------       ------       ------

10. COMMITMENTS AND CONTINGENCIES

ACCOUNTING POLICY

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its "best estimate," or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the range of losses.

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with investment products and structured settlements. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

Apart from the inherent difficulty of predicting litigation outcomes, particularly those that will be decided by a jury, many of the matters specifically identified below purport to seek substantial damages for unsubstantiated conduct spanning a multi-year period based on novel and complex legal theories and damages models. The alleged damages typically are not quantified or factually supported in the complaint, and, in any event, the Company's experience shows that demands for damages often bear little relation to a reasonable estimate of potential loss. Most are in the earliest stages of litigation, with few or no substantive legal decisions by the court defining the scope of the claims, the class (if any), or the potentially available damages. In many, the Company has not yet answered the complaint or asserted its defenses, and fact discovery is still in progress or has not yet begun. Accordingly, unless otherwise specified below, management cannot reasonably estimate the possible loss or range of loss, if any, or predict the timing of the eventual resolution of these matters.

10. COMMITMENTS AND CONTINGENCIES

MUTUAL FUND FEES LITIGATION - In October 2010, a derivative action was brought on behalf of six Hartford retail mutual funds in the United States District Court for the District of Delaware, alleging that Hartford Investment Financial Services, LLC received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the Investment Company Act of 1940. Plaintiff seeks to rescind the investment management agreements and distribution plans between the Company and the six mutual funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation the Company received. The Company disputes the allegations and has moved to dismiss the complaint.

STRUCTURED SETTLEMENT CLASS ACTION LITIGATION - In October 2005, a putative nationwide class action was filed in the United States District Court for the District of Connecticut against the Company and several of its subsidiaries on behalf of persons who had asserted claims against an insured of a Hartford property & casualty insurance company that resulted in a settlement in which some or all of the settlement amount was structured to afford a schedule of future payments of specified amounts funded by an annuity from the Company ("Structured Settlements"). The operative complaint alleged that since 1997 the Company deprived the settling claimants of the value of their damages recoveries by secretly deducting 15% of the annuity premium of every Structured Settlement to cover brokers' commissions, other fees and costs, taxes, and a profit for the annuity provider, and asserted claims under the Racketeer Influenced and Corrupt Organizations Act ("RICO") and state law. The district court certified a class for the RICO and fraud claims in March 2009, and the Company's petition to the United States Court of Appeals for the Second Circuit for permission to file an interlocutory appeal of the class-certification ruling was denied in October 2009. In April 2010, the parties reached an agreement in principle to settle on a nationwide class basis, under which the Company would pay $54 in exchange for a full release and dismissal of the litigation. The $54 was accrued in the first quarter of 2010. The settlement received final court approval in September 2010 and was paid in the third quarter of 2010.

DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings of the individual legal entity that entered into the derivative agreement as set by nationally recognized statistical rating agencies. If the legal entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2010, is $254. Of this $254, the legal entities have posted collateral of $284 in the normal course of business. Based on derivative market values as of December 31, 2010, a downgrade of one level below the current financial strength ratings by either Moody's or S&P would not require additional collateral to be posted. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we may be required to post is primarily in the form of U.S. Treasury bills and U.S. Treasury notes.

LEASE COMMITMENTS

The rent paid to Hartford Fire for operating leases was $15, $25 and $14 for the years ended December 31, 2010, 2009 and 2008, respectively. Future minimum lease commitments are as follows:

2011                                                                         $13
2012                                                                           9
2013                                                                           6
2014                                                                           3
2015                                                                          --
Thereafter                                                                    --
                                                                            ----
                                                                     TOTAL   $31
                                                                            ----

UNFUNDED COMMITMENTS

As of December 31, 2010, the Company has outstanding commitments totaling $891, of which $491 is committed to fund mortgage loans, largely commercial whole loans expected to fund in the first half of 2011. Additionally, $354 is committed to fund limited partnerships and other alternative investments, which may be called by the partnership during the commitment period (on average two to five years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining outstanding commitments are primarily related to various funding obligations associated with mortgage loans and private placement securities. These have a commitment period of one month to three years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Statement of Position No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2010 and 2009, the liability balance was $7 and $7, respectively. As of December 31, 2010 and 2009, $9 and $10, respectively, related to premium tax offsets were included in other assets.

11. INCOME TAX

ACCOUNTING POLICY

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

RESULTS

Income tax expense (benefit) is as follows:

                                                                               FOR THE YEARS ENDED DECEMBER 31,
                                                                   2010                    2009                      2008
---------------------------------------------------------------------------------------------------------------------------------
INCOME TAX EXPENSE (BENEFIT)
 Current -- U.S. Federal                                             $49                      $300                     $(682)
    -- International                                                   5                        --                        --
                                                                  ------                 ---------                 ---------
                                              TOTAL CURRENT           54                       300                      (682)
                                                                  ------                 ---------                 ---------
 Deferred -- U.S. Federal Excluding NOL Carryforward                 175                    (2,387)                     (779)
     -- Net Operating Loss Carryforward                               (1)                      688                      (719)
                                                                  ------                 ---------                 ---------
                                             TOTAL DEFERRED          174                    (1,699)                   (1,498)
                                                                  ------                 ---------                 ---------
                         TOTAL INCOME TAX EXPENSE (BENEFIT)         $228                   $(1,399)                  $(2,180)
                                                                  ------                 ---------                 ---------

Deferred tax assets (liabilities) include the following as of December 31:

                                                    2010            2009
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition costs            $531            $596
Net unrealized loss on investments                       --           1,258
Investment-related items                              2,140           1,637
NOL Carryover                                            83              80
Minimum tax credit                                      542             514
Capital Loss Carryforward                                --             256
Foreign tax credit carryovers                            --              50
Depreciable & Amortizable assets                         48              59
Other                                                     1              35
                                                  ---------       ---------
                       TOTAL DEFERRED TAX ASSETS      3,345           4,485
                             VALUATION ALLOWANCE       (139)            (80)
                                                  ---------       ---------
                         NET DEFERRED TAX ASSETS      3,206           4,405
                                                  ---------       ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition
 costs and reserves                                  (1,000)         (1,302)
Net unrealized loss on investments                       (5)             --
Employee benefits                                       (33)            (37)
Other                                                   (30)             --
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (1,068)         (1,339)
                                                  ---------       ---------
                        TOTAL DEFERRED TAX ASSET     $2,138          $3,066
                                                  ---------       ---------

As of December 31, 2010 and 2009, the deferred tax asset included the expected tax benefit attributable to foreign net operating losses of $310 and $290, which have no expiration.

If the Company were to follow a "separate entity" approach, it would have to record no additional valuation allowance as of December 31, 2010 and $387 related to realized capital losses as of December 31, 2009. In addition, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $0, $65 and $500 for 2010, 2009 and 2008, respectively.

The Company has recorded a deferred tax asset valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized. The deferred tax asset valuation allowance was $139 as of December 31, 2010 and $80 as of December 31, 2009. The increase in the valuation allowance during 2010 was triggered by the recognition of additional realized losses on investment securities which were incurred in the first quarter. In assessing the need for a valuation allowance, The Hartford's management considered future reversals of existing taxable temporary differences, future taxable income exclusive of reversing temporary differences and carryforwards, and taxable income in prior carryback years, as well as tax planning strategies that include holding a portion of debt securities with market value losses until recovery, selling appreciated securities to offset capital losses, business considerations, such as asset-liability matching, and the sales of certain corporate assets, including a subsidiary. Such tax planning strategies are viewed by The Hartford's management as prudent and feasible and will be implemented if necessary to realize the deferred tax asset. Future economic conditions and debt-market volatility can adversely impact The Hartford's tax planning strategies and in particular The Hartford's ability to utilize tax benefits on previously recognized realized capital losses.

The Company had a current income tax receivable of $258 as of December 31, 2010 and a current tax payable of $15 as of December 31, 2009.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2007. The IRS examination of the years 2007 - 2009 commenced during 2010 and is expected to conclude by the end of 2012. In addition, the Company is working with the IRS on a possible settlement of a DRD issue related to prior periods which, if settled, may result in the booking of tax benefits. Such benefits are not expected to be material to the statement of operations. The Company does not anticipate that any of these items will result in a significant change in the balance of unrecognized tax benefits within 12 months. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                               FOR THE YEARS ENDED DECEMBER 31,
                                                                   2010                    2009                      2008
---------------------------------------------------------------------------------------------------------------------------------
Tax provision at the U.S. federal statutory rate                    $329                   $(1,243)                  $(2,005)
Dividends received deduction                                        (145)                     (181)                     (176)
Penalties                                                             --                        --                        --
Foreign related investments                                            3                        28                         3
Valuation Allowance                                                   58                        31                        31
Other                                                                (17)                      (34)                      (33)
                                                                  ------                 ---------                 ---------
                                                      TOTAL         $228                   $(1,399)                  $(2,180)
                                                                  ------                 ---------                 ---------

12. DEBT

CONSUMER NOTES

In 2008, the Company made the decision to discontinue future issuances of consumer notes; this decision does not impact consumer notes currently outstanding. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain Consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company's exposure to market risks in accordance with Company policy.

As of December 31, 2010, these consumer notes have interest rates ranging from 4% to 6% for fixed notes and, for variable notes, based on December 31, 2010 rates, either consumer price index plus 80 to 260 basis points, or indexed to the S&P 500, Dow Jones Industrials, foreign currency, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $62 in 2011, $155 in 2012, $78 in 2013, $17 in 2014 and $70 thereafter. For 2010, 2009 and 2008, interest credited to holders of consumer notes was $25, $51 and $59, respectively.

13. STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income amounts for the years ended December 31, 2009 and 2008, and the statutory capital and surplus amounts as of December 31, 2009 and 2008 in the table below are based on actual statutory filings with the applicable regulatory authorities. The statutory net income amounts for the year ended December 31, 2010 the statutory capital and surplus amounts as of December 31, 2010 are estimates, as the respective 2010 statutory filings have not yet been made.

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                     2010                    2009                     2008
---------------------------------------------------------------------------------------------------------------------------------
Combined statutory net income (loss)                                   $208                  $1,866                  $(4,512)
                                                                    -------                 -------                 --------
Statutory capital and surplus                                        $5,832                  $5,365                   $4,073
                                                                    -------                 -------                 --------

Statutory accounting practices do not consolidate the net income of subsidiaries as performed under U.S. GAAP. Therefore, the combined statutory net income
(loss) above presents the total statutory net income of the Company and its other insurance subsidiaries to present a comparable statutory net income
(loss). The Company received approval from with the Connecticut Insurance Department regarding the use of two permitted practices in its statutory financial statements and those of its Connecticut-domiciled life insurance subsidiaries as of December 31, 2008. The first permitted practice related to the statutory accounting for deferred income taxes. Specifically, this permitted practice modified the accounting for deferred income taxes prescribed by the NAIC by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice could not be considered by the Company when determining surplus available for dividends. The second permitted practice related to the statutory reserving requirements for variable annuities with guaranteed living benefit riders. Actuarial guidelines prescribed by the NAIC required a stand-alone asset adequacy analysis reflecting only benefits, expenses and charges that are associated with the riders for variable annuities with guaranteed living benefits. The permitted practice allowed for all benefits, expenses and charges associated with the variable annuity contract to be reflected in the stand-alone asset adequacy test. These permitted practices resulted in an increase to the Company's estimated statutory surplus of $956 as of December 31, 2008. The effects of these permitted practices are included in the 2008 amounts in the table above.

In December 2009, the NAIC issued Statement of Statutory Accounting Principles ("SSAP") No. 10R, Income Taxes - Revised, A Temporary Replacement of SSAP No.
10. SSAP No. 10R was updated in September 2010 and is effective for annual periods December 31, 2009 and interim and annual periods of 2010 and 2011. SSAP No. 10R increases the realization period for deferred tax assets from one year to three years and increases the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus.

DIVIDENDS

Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.

The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which the Company's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends.

The Company's subsidiaries are permitted to pay up to a maximum of approximately $815 in dividends in 2011 without prior approval from the applicable insurance commissioner. In 2010, the Company received dividends of $72 from its subsidiaries. With respect to dividends to its parent, the Company's dividend limitation under the holding company laws of Connecticut is $676 in 2011. However, because the Company's earned surplus is negative as of December 31, 2010, the Company will not be permitted to pay any dividends to its parent in 2011 without prior approval from the Connecticut Insurance Commissioner. In 2010, the Company did not pay dividends to its parent company.

14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

The Company is included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $43, $32 and $24 for the years ended December 31, 2010, 2009 and 2008, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by The Hartford. In 2004, The Hartford began allocating a percentage of base salary to the Plan for eligible employees. In 2010, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The cost to Hartford Life Insurance Company for this plan was approximately $13, $13 and $10 for the years ended December 31, 2010, 2009 and 2008, respectively.

15. STOCK COMPENSATION PLANS

The Hartford has three primary stock-based compensation plans. The Company is included in these plans and has been allocated compensation expense of $32, $25 and $18 for the years ended December 31, 2010, 2009 and 2008, respectively. The Company's income tax benefit recognized for stock-based compensation plans was $11, $7 and $5 for the years ended December 31, 2010, 2009 and 2008, respectively. The Company did not capitalize any cost of stock-based compensation.

16. TRANSACTIONS WITH AFFILIATES

PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2010, 2009 and 2008, the Company had $53, $50 and $49 of reserves for claim annuities purchased by affiliated entities. For the year ended December 31, 2010, 2009, and 2008, the Company recorded earned premiums of $18, $285, and $461 for these intercompany claim annuities. In the fourth quarter of 2008, the Company issued a payout annuity to an affiliate for $2.2 billion of consideration. The Company will pay the benefits associated with this payout annuity over 12 years.

Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

REINSURANCE ASSUMED FROM AFFILIATES

Prior to June 1, 2009, Hartford Life Insurance Company sold fixed market value adjusted ("MVA") annuity products to customers in Japan. The yen based MVA product was written by the HLIKK, a wholly owned Japanese subsidiary of Hartford Life, Inc., and subsequently reinsured to the Company. As of December 31, 2010 and 2009, $2.7 billion and $2.6 billion, respectively, of the account value had been assumed by the Company.

A subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI"), entered into a reinsurance agreement with HLIKK. Through this agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders and the GMDB riders on covered contracts that have an associated GMIB rider issued by HLIKK on its variable annuity business. The reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005. This agreement contains a tiered reinsurance premium structure. While the form of the agreement between HLAI and HLIKK for GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of GMIB liability at December 31, 2010, 2009 and 2008 is $2.6 billion, $1.4 billion and $2.6 billion, respectively.

In addition to this agreement, HLAI has two additional reinsurance agreements with HLIKK, one to assume 100% of the GMAB, GMIB and GMDB riders issued by HLIKK on certain of its variable annuity business. The second agreement is for HLAI to assume 100% of the in-force and prospective GMWB riders issued by HLIKK on certain variable annuity business. The GMAB, GMIB and GMWB reinsurance is accounted for as freestanding derivatives at fair value. The fair value of the GMAB was a liability of $1, $1, $1 and GMWB was a liability of $21, $13, $34 at December 31, 2010, 2009 and 2008, respectively. The Reinsurance Agreement for GMDB business is accounted for as a Death Benefit and Other Insurance

Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $54, $52, $14 and net amount at risk for the assumed GMDB reinsurance was $4.1 billion, $2.7 billion, $4.3 billion at December 31, 2010, 2009 and 2008, respectively.

Effective November 1, 2010, HLAI entered into a reinsurance agreement with Hartford Life Limited Ireland, ("HLL"), a wholly owned UK subsidiary of HLAI. Through this agreement, HLL agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force GMWB and GMDB riders issued by HLL on its variable annuity business. While the form of the agreement between HLAI and HLL for GMWB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for GMWB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of GMWB liability at December 31, 2010 is $21.

REINSURANCE CEDED TO AFFILIATES

Effective October 1, 2009, and amended on November 1, 2010, HLAI entered into a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and WRR will reinsure 100% of the in-force and prospective variable annuities and riders written or reinsured by HLAI summarized below:

-   Direct written variable annuities and the associated GMDB and GMWB riders.

- Variable annuity contract rider benefits written by HLIKK, which are reinsured to HLAI.

- Annuity contracts and riders written by Union Security Insurance Company, which are reinsured to HLAI.

- Variable annuity contract rider benefits written by HLL, which are reinsured to HLAI as of November 1, 2010

- Annuitizations of, and certain other settlement options offered under, deferred annuity contracts.

Under modco, the assets and the liabilities associated with the reinsured business will remain on the consolidated balance sheet of HLIC in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business. These modco adjustments are recorded as an adjustment to operating expenses.

For the year ended December 31, 2010 the impact of this transaction was an increase to earnings of $570 after-tax. Included in this amount are net realized capital gains of $546, which represents the change in valuation of the derivative, associated with this transaction. In addition, the balance sheet of the Company reflects a modco reinsurance (payable)/recoverable, a deposit liability as well as a net reinsurance recoverable that is comprised of an embedded derivative. The balance of the modco reinsurance (payable)/recoverable, deposit liability and net reinsurance recoverable were $(864), $78, $1.7 billion and $182, $600, and $761 at December 31, 2010 and December 31, 2009,
respectively.

At inception of the contract, HLIC recognized in net income the unlock of the unearned revenue reserve, sales inducement asset and deferred policy acquisition costs related to the direct U.S. variable annuity business of HLAI as well as the impact of remitting the premiums and reserves to WRR. The following table illustrates the transaction's impact on the Company's Statement of Operations as of December 31, 2010 and 2009, respectively.

                                                     2010         2009 (1)
--------------------------------------------------------------------------------
Fee income and other                                   $ --             $84
Earned premiums                                         (56)            (62)
Net realized gains (losses)                             546            (629)
                                                    -------       ---------
                                    TOTAL REVENUES      490            (607)
Benefits, losses and loss adjustment expenses           (40)            (51)
Amortization of deferred policy acquisition costs        --           1,883
 and present value of future profits
Insurance operating costs and other expenses           (348)             (9)
                                                    -------       ---------
                                    TOTAL EXPENSES     (388)          1,823
INCOME (LOSS) BEFORE INCOME TAXES                       878          (2,430)
Income tax expense (benefit)                            308            (851)
                                                    -------       ---------
                                 NET INCOME (LOSS)     $570         $(1,579)
                                                    -------       ---------

(1) At inception of the contract, HLIC recognized in net income the unlock of the unearned revenue reserve, sales inducement asset and deferred policy acquisition costs related to the direct U.S. variable annuity business of HLAI as well as the impact of remitting the premiums and reserves to WRR. 2009 figures illustrate the transaction's impact at inception on the Company's Statement of Operations and the fourth quarter of 2009 activity.

Effective November 1, 2007, HLAI, a subsidiary insurance company ("Ceding Company"), entered into a modco agreement with funds withheld with an affiliate captive reinsurer, Champlain Life Reinsurance Company ("Reinsurer") to provide statutory surplus relief for certain life insurance policies. The Agreement is accounted for as a financing transaction for U.S. GAAP. A standby unaffiliated third party Letter of Credit supports a portion of the statutory reserves that have been ceded to the Reinsurer.

17. RESTRUCTURING, SEVERANCE AND OTHER COSTS

During the year ended December 31, 2009, the Company completed a review of several strategic alternatives with a goal of preserving capital, reducing risk and stabilizing its ratings. These alternatives included the potential restructuring, discontinuation or disposition of various business lines. Following that review, the Company announced that it would suspend all new sales in its European operations and suspend sales of certain IIP business. The Company has also executed on plans to change the management structure of the organization and reorganized the nature and focus of certain of the Company's operations. These plans resulted in termination benefits to current employees, costs to terminate leases and other contracts and asset impairment charges. The Company completed these restructuring activities and executed final payment during the year ended December 31, 2010.

The following pre-tax charges were incurred during the year-ended December 31, 2009 in connection with the restructuring initiatives previously announced:

Severance benefits                                                           $19
Asset impairment charges                                                      26
Other contract termination charges                                             5
                                                                            ----
TOTAL RESTRUCTURING, SEVERANCE AND OTHER COSTS FOR THE YEAR ENDED DECEMBER
                                                                  31, 2009   $50
                                                                            ----

The amounts incurred during the year ended December 31, 2009 were recorded in Insurance operating costs and other expenses within the Company's Other category. There were no restructuring or severance costs incurred in 2010.

18. SALE OF JOINT VENTURE

SALE OF JOINT VENTURE INTEREST IN ICATU HARTFORD SEGUROS, S.A.

On November 23, 2009, the Company entered into a Share Purchase Agreement to sell its joint venture interest in ICATU Hartford Seguros, S.A. ("IHS"), its Brazilian insurance operation, to its partner, ICATU Holding S.A., for $135. The transaction closed in 2010, and the Company received cash proceeds of $130, which was net of capital gains tax withheld of $5. The investment in IHS was reported as an equity method investment in Other assets. As a result of the Share Purchase Agreement, the Company recorded in 2009, an asset impairment charge, net of unrealized capital gains and foreign currency translation adjustments, in net realized capital losses of $44, after-tax.

19. DISCONTINUED OPERATIONS

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company recognized a net realized capital gain of $41, after-tax, on the sale of HICC and a net realized capital loss of $4, after-tax, on the sale of HAIL. HICC was previously included in the Mutual Funds reporting segment and HAIL was included in the Global Annuity reporting segment. The Company does not expect these sales to have a material impact on the Company's future earnings.

The following table presents the combined amounts related to the operations of HICC and HAIL, which have been reflected as discontinued operations in the Consolidated Statements of Operations.

                                    FOR THE YEARS ENDED DECEMBER 31,
                             2010                 2009                 2008
--------------------------------------------------------------------------------
REVENUES
Fee income and other          $36                  $29                  $32
Net realized capital
 losses                        --                   (1)                  --
                             ----                 ----                 ----
        TOTAL REVENUES         36                   28                   32
BENEFITS, LOSSES AND
 EXPENSES
Insurance operating
 and other expenses            28                   24                   29
Amortization of
 deferred policy
 acquisition costs and
 present value of
 future profits                17                   11                   10
                             ----                 ----                 ----
TOTAL BENEFITS, LOSSES
          AND EXPENSES         45                   35                   39
    LOSS BEFORE INCOME
                 TAXES         (9)                  (7)                  (7)
Income tax benefit             (3)                  (2)                  (2)
                             ----                 ----                 ----
  LOSS FROM OPERATIONS
       OF DISCONTINUED
    OPERATIONS, NET OF
                   TAX         (6)                  (5)                  (5)
Net realized capital
 gain on disposal, net
 of tax                        37                   --                   --
                             ----                 ----                 ----
    INCOME (LOSS) FROM
          DISCONTINUED
    OPERATIONS, NET OF
                   TAX        $31                  $(5)                 $(5)
                             ----                 ----                 ----

20. QUARTERLY RESULTS FOR 2010 AND 2009 (UNAUDITED)

                                                                 THREE MONTHS ENDED
                                          MARCH 31,                   JUNE 30,                  SEPTEMBER 30,
                                     2010          2009          2010          2009          2010          2009
-----------------------------------------------------------------------------------------------------------------
Total revenues                       $1,247        $3,143        $2,204        $1,709        $1,229          $384
Total benefits, losses and
 expenses                            $1,237        $3,514        $2,393        $1,399          $689        $1,544
Income (loss) from continuing
 operations, net of tax                 $(7)        $(200)         $(84)         $215          $379         $(714)
Income (loss) from
 discontinued operations, net
 of tax                                 $(1)          $(8)          $(1)           $2           $(3)           $4
Net income (loss)                       $(8)        $(208)         $(85)         $217          $376         $(710)
Less: Net income (loss)
 attributable to the
 noncontrolling interest                 $1            $5            $3            $1            $2            $3
Net income (loss)
 attributable to Hartford
 Life Insurance Company                 $(9)        $(213)         $(88)         $216          $374         $(713)
                                    -------       -------       -------       -------       -------       -------

                                   THREE MONTHS ENDED
                                         DECEMBER 31,
                                     2010           2009
-----------------------------  --------------------------------
Total revenues                       $1,301           $836
Total benefits, losses and
 expenses                              $713         $3,156
Income (loss) from continuing
 operations, net of tax                $433        $(1,443)
Income (loss) from
 discontinued operations, net
 of tax                                 $36            $(3)
Net income (loss)                      $469        $(1,446)
Less: Net income (loss)
 attributable to the
 noncontrolling interest                 $2             $1
Net income (loss)
 attributable to Hartford
 Life Insurance Company                $467        $(1,447)
                                    -------       --------

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life Insurance
              Company ("Hartford") authorizing the establishment of the Separate
              Account.(1)
       (2)    Not applicable. Hartford maintains custody of all assets pursuant to an exemptive order granted on December 1, 1981.
       (3)    (a) Principal Underwriting Agreement.(2)
              (b) Form of Dealer Agreement.(2)
       (4)    Form of Variable Annuity Contract, filed herewith.
       (5)    Form of Application.(3)
       (6)    (a) Articles of Incorporation of Hartford.(2)
              (b) Bylaws of Hartford.(2)
       (7)    Not applicable.
       (8)    Participation Agreement.(2)
       (9)    Opinion and Consent of Christopher M. Grinnell, Vice President and
              Assistant General Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   Not applicable.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated herein by reference to the Post Effective Amendment No. 24, to the Registration Statement File No. 33-59541, filed on April 22, 2011.

(2) Incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement, File No. 333-145655, filed on August 10, 2010.

(3) Incorporated herein by reference to the Post Effective Amendment No. 32, to the Registration Statement File No. 33-19946, filed on April 22, 2011.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson                   Vice President
Ricardo Anzaldua                    Assistant Secretary, Senior Vice President
Robert Arena                        Executive Vice President
Thomas S. Barnes                    Vice President
Thomas E. Bartell                   Vice President
David G. Bedard                     Chief Financial Officer, Senior Vice President, Director*
Beth A. Bombara                     Chief Accounting Officer
John B. Brady                       Actuary, Vice President
Kathleen M. Bromage                 Senior Vice President
Christopher S. Brown                Vice President
David A. Bulin                      Vice President
Thomas A. Campbell                  Actuary, Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Jennifer Centrone                   Vice President
Karen Chamberlain                   Vice President
Michael R. Chesman                  Senior Vice President
Shaun C. Clasby                     Vice President
Jared A. Collins                    Vice President
Jean A. Conaty                      Vice President
Ellen Conway                        Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Raymond E. DiDonna                  Vice President
Roberto Ecker                       Vice President
Joseph G. Eck                       Vice President
George Eknaian                      Chief Actuary, Senior Vice President
Mark A. Esposito                    Senior Vice President
Tamara L. Fagely                    Vice President
Richard D. Fergesen                 Vice President
Michael Fish                        Actuary, Vice President
Bradford J. Galiney                 Vice President
John W. Gallant                     Vice President
Ronald R. Gendreau                  Executive Vice President
John Glooch                         Vice President
Andrew S. Golfin, Jr.               Vice President
Christopher Graham                  Vice President
Christopher M. Grinnell             Vice President
Richard Guerrini                    Vice President
Christopher J. Hanlon               Senior Vice President
James M. Hedreen                    Actuary, Vice President
Ronald P. Herrmann                  Vice President
Andrew Hersey                       Vice President
Michael J. Hession                  Senior Vice President
Elizabeth Horvath                   Actuary, Vice President
Penelope A. Hrib                    Actuary, Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Donna R. Jarvis                     Actuary, Vice President
Thomas D. Jones                     Vice President
Kathleen E. Jorens                  Assistant Treasurer, Vice President
Kristine J. Kelliher                Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Claire Z. Kleckner                  Vice President
Michael Knipper                     Senior Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
David R. Kryzanski                  Vice President
David Lafrennie                     Vice President
Brian P. Laubacker                  Vice President/Regional Sales
Margaret Lesiak                     Vice President
David N. Levenson                   Chairman of the Board, Chief Executive Officer, President, Director*
Christopher M. Lewis                Senior Vice President
Edward P. Macdonald                 Vice President
Dana S. MacKinnon                   Vice President
Marialise Maroun                    Vice President
Patrick H. McEvoy                   Senior Vice President
Gregory McGreevey                   Chief Investment Officer, Executive Vice President, Director*
William P. Meaney                   Senior Vice President
Vernon Meyer                        Senior Vice President
Harry S. Monti, Jr.                 Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Brian Murphy                        Executive Vice President
Brian J. Neary                      Vice President
Mark J. Niland                      Senior Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Robert W. Paiano                    Senior Vice President, Treasurer
Brian Pedersen                      Vice President
Thomas C. Peloquin                  Vice President/Financial Management
Robert E. Primmer                   Senior Vice President
Darryl T. Rapini                    Vice President
Kari A. Ratajczak                   Vice President
Sharon A. Ritchey                   Executive Vice President
David C. Robinson                   Senior Vice President
Stephen A. Roche                    Vice President
Lori A. Rodden                      Vice President
John P. Rogers                      Vice President
Michael J. Roscoe                   Actuary, Senior Vice President
Andrew Rubino                       Vice President
Eric Russman                        Vice President
Scott R. Sanderson                  Vice President
Peter F. Sannizzaro                 Vice President
Laura Santirocco                    Assistant Secretary, Vice President
Wade A. Seward                      Vice President
Michael J. Shamburger               Vice President
Terence Shields                     Corporate Secretary, Asssistant Vice President
Cathleen Shine                      Chief Compliance Officer of Separate Accounts
Robert R. Siracusa                  Vice President
Mark M. Socha                       Vice President
Kenneth J. Somers                   Vice President
John Sugar                          Vice President
Martin A. Swanson                   Vice President
Connie Tang                         Actuary, Vice President
Diane E. Tatelman                   Vice President
James P. Van Etten                  Vice President
Charles N. Vest                     Actuary, Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Joanie Wieleba                      Vice President
Scott D. Witter                     Vice President
Jane Wolak                          Senior Vice President
James M. Yanosy                     Controller, Senior Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

*Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement File No. 333-168986, filed on April 15, 2011.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2011, there were 191,514 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
Robert Arena (1)                Executive Vice President/Business Line Principal and Director
Diana Benken (1)                Chief Financial Officer and Controller/FINOP
Stuart M. Carlisle (1)          Vice President
Jared A. Collins (2)            Vice President
Christopher S. Conner (3)       AML Compliance Officer and Chief Compliance Officer
James Davey (1)                 Director
Vernon Meyer (1)                Senior Vice President
Robert W. Paiano (4)            Treasurer
Sharon A. Ritchey (1)           President, Chief Executive Officer, Chairman of the Board and Director
Cathleen Shine (1)              Chief Legal Officer -- Broker/Dealer and Secretary
Martin A. Swanson (1)           Vice President/Marketing
Diane E. Tatelman (1)           Vice President

------------

(1)  Address: 200 Hopmeadow Street, Simsbury, CT 06089

(2)  Address: 31 St. James Ave., Suite 600, Boston, MA 02116-4190

(3)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(4)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 22nd day of April, 2011.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO -
(DC VARIABLE ACCOUNT I)
(Registrant)

By:    David N. Levenson                    *By:   /s/ Sadie R. Gordon
       -----------------------------------         -----------------------------------
       David N. Levenson,                          Sadie R. Gordon
       Chief Executive Officer,                    Attorney-in-Fact
       President and Chairman of the
       Board*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    David N. Levenson
       -----------------------------------
       David N. Levenson,
       Chief Executive Officer,
       President and Chairman of the
       Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David G. Bedard, Chief Financial Officer, Senior
 Vice President, Director*
Beth A. Bombara, Chief Accounting Officer*
David N. Levenson, Chief Executive Officer,
 President, Chairman of the Board, Director*                  *By:   /s/ Sadie R. Gordon
                                                                     -----------------------------------
Gregory McGreevey, Executive Vice President,                         Sadie R. Gordon
 Chief Investment Officer, Director*                                 Attorney-in-Fact
                                                              Date:  April 22, 2011

33-19944

                                 EXHIBIT INDEX

      (4)  Form of Variable Annuity Contract.
      (9)  Opinion and Consent of Christopher M. Grinnell, Vice President and Assistant General Counsel.
     (10)  Consent of Deloitte & Touche LLP.
     (99)  Copy of Power of Attorney.